================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2017

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                               January 31, 2017
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Canadian Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series
   The DFA Short Term Investment Fund

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
       ADR    American Depositary Receipt
       AG     Aktiengesellschaft (German & Swiss Stock Corporation)
       GDR    Global Depositary Receipt
       LLC    Limited Liability Company
       P.L.C. Public Limited Company

Investment Footnotes
       +      See Security Valuation Note within the Notes to Schedules of
              Investments.
       ++     Securities have generally been fair valued. See Security
              Valuation Note within the Notes to Schedules of Investments.
       *      Non-Income Producing Securities.
       #      Total or Partial Securities on Loan.
       @      Security purchased with cash proceeds from Securities on Loan.
       ^^     See Federal Tax Cost Note within the Notes to Schedules of
              Investments.
     (degrees)Security is being fair valued as of January 31, 2017.
       --     Amounts designated as -- are either zero or rounded to zero.
       (S)    Affiliated Fund.
       (r)    The adjustable/variable rate shown is effective as of January 31,
              2017.
       (y)    The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                             SHARES       VALUE+
                                                                           ---------- --------------
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (12.6%)
*   Adient P.L.C.                                                              69,537 $    4,414,904
#   Autoliv, Inc.                                                              73,297      8,477,531
#*  AutoNation, Inc.                                                          249,907     13,275,060
#   Bed Bath & Beyond, Inc.                                                   223,717      9,026,981
#   Best Buy Co., Inc.                                                      1,711,779     76,208,401
#   BorgWarner, Inc.                                                          876,473     35,786,393
#   Cable One, Inc.                                                             7,575      4,790,278
#   CalAtlantic Group, Inc.                                                    14,193        494,910
#   Carnival Corp.                                                          1,058,454     58,617,182
    CBS Corp. Class A                                                           7,236        475,912
*   Charter Communications, Inc. Class A                                      935,831    303,162,452
    Comcast Corp. Class A                                                  10,605,890    799,896,224
    DR Horton, Inc.                                                         2,345,862     70,164,732
    Ford Motor Co.                                                         14,790,794    182,814,214
#   Garmin, Ltd.                                                              266,106     12,850,259
    General Motors Co.                                                      5,651,212    206,890,871
#   Gentex Corp.                                                              533,525     11,145,337
    Goodyear Tire & Rubber Co. (The)                                        1,440,531     46,658,799
    Harman International Industries, Inc.                                     236,368     26,274,667
*   Hyatt Hotels Corp. Class A                                                 26,622      1,456,490
#   International Game Technology P.L.C.                                       24,895        657,477
#   Kohl's Corp.                                                            1,327,251     52,864,407
    Lear Corp.                                                                170,451     24,219,383
    Lennar Corp. Class A                                                      963,230     43,008,219
    Lennar Corp. Class B                                                        7,512        270,132
*   Liberty Broadband Corp. Class A                                            23,806      1,992,086
*   Liberty Broadband Corp. Class C                                            87,903      7,501,642
#*  Liberty Expedia Holdings, Inc. Class A                                     48,653      2,141,219
#*  Liberty Interactive Corp., QVC Group Class A                            2,560,996     49,119,903
*   Liberty Media Corp.-Liberty Braves Class A                                 15,711        313,434
*   Liberty Media Corp.-Liberty Braves Class C                                 31,424        627,852
#*  Liberty Media Corp.-Liberty Formula One Class A                            39,281      1,138,363
#*  Liberty Media Corp.-Liberty Formula One Class C                            78,562      2,257,872
*   Liberty Media Corp.-Liberty SiriusXM Class A                              157,126      5,694,246
*   Liberty Media Corp.-Liberty SiriusXM Class C                              314,252     11,278,504
*   Liberty Ventures Series A                                                  59,566      2,600,056
*   LKQ Corp.                                                                 357,972     11,422,887
#   Macy's, Inc.                                                            1,069,332     31,588,067
*   Madison Square Garden Co. (The) Class A                                     7,458      1,310,147
#*  MGM Resorts International                                               2,471,336     71,174,477
*   Mohawk Industries, Inc.                                                   459,921     99,269,349
#   Newell Brands, Inc.                                                       243,766     11,537,445
    News Corp. Class A                                                        291,885      3,587,267
    News Corp. Class B                                                         31,823        402,561
#*  Norwegian Cruise Line Holdings, Ltd.                                      163,822      7,699,634
#   Penske Automotive Group, Inc.                                             157,322      8,552,024
    PulteGroup, Inc.                                                        2,258,297     48,575,968
    PVH Corp.                                                                 366,094     34,343,278
#   Ralph Lauren Corp.                                                         84,680      7,488,252
#   Royal Caribbean Cruises, Ltd.                                           1,461,968    136,884,064
#   Signet Jewelers, Ltd.                                                      35,969      2,793,712

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                            SHARES        VALUE+
                                                                           --------- ----------------
Consumer Discretionary -- (Continued)
    Staples, Inc.                                                          2,175,724 $     20,016,661
#   TEGNA, Inc.                                                              584,954       13,401,296
    Time Warner, Inc.                                                      3,804,556      368,471,249
#*  Toll Brothers, Inc.                                                      338,804       10,624,893
    Whirlpool Corp.                                                          360,810       63,102,061
                                                                                     ----------------
Total Consumer Discretionary                                                            3,030,811,684
                                                                                     ----------------
Consumer Staples -- (6.0%)
    Archer-Daniels-Midland Co.                                             2,604,355      115,268,752
    Bunge, Ltd.                                                              816,176       56,487,541
    Constellation Brands, Inc. Class A                                       187,751       28,117,590
#   CVS Health Corp.                                                       3,989,908      314,444,650
#*  Edgewell Personal Care Co.                                                25,746        2,029,815
    Ingredion, Inc.                                                          146,985       18,842,007
    JM Smucker Co. (The)                                                     703,972       95,634,596
    Kraft Heinz Co. (The)                                                  1,014,794       90,610,956
    Molson Coors Brewing Co. Class B                                         473,017       45,655,601
    Mondelez International, Inc. Class A                                   3,943,573      174,621,412
    Pinnacle Foods, Inc.                                                     489,872       26,056,292
#*  Post Holdings, Inc.                                                      294,898       24,677,065
    Reynolds American, Inc.                                                  112,655        6,773,945
*   Seaboard Corp.                                                                13           50,050
#   Spectrum Brands Holdings, Inc.                                             2,402          320,403
#*  TreeHouse Foods, Inc.                                                    102,056        7,744,009
#   Tyson Foods, Inc. Class A                                              1,959,828      123,057,600
    Wal-Mart Stores, Inc.                                                  3,375,333      225,269,724
    Walgreens Boots Alliance, Inc.                                         1,165,019       95,461,657
#   Whole Foods Market, Inc.                                                 132,918        4,016,782
                                                                                     ----------------
Total Consumer Staples                                                                  1,455,140,447
                                                                                     ----------------
Energy -- (11.9%)
    Anadarko Petroleum Corp.                                                 969,947       67,440,415
    Apache Corp.                                                             510,221       30,521,420
    Baker Hughes, Inc.                                                     1,045,521       65,951,465
    Chevron Corp.                                                          3,705,888      412,650,629
    Cimarex Energy Co.                                                        76,843       10,389,942
#*  Concho Resources, Inc.                                                   339,568       47,349,362
    ConocoPhillips                                                         3,218,408      156,929,574
#   CONSOL Energy, Inc.                                                      152,413        2,581,876
#*  Continental Resources, Inc.                                              195,583        9,497,510
    Devon Energy Corp.                                                       423,759       19,297,985
    EOG Resources, Inc.                                                      534,196       54,263,630
    Exxon Mobil Corp.                                                      9,683,446      812,344,285
    Halliburton Co.                                                          150,257        8,500,039
#   Helmerich & Payne, Inc.                                                  613,995       43,691,884
#   Hess Corp.                                                               918,391       49,758,424
#   HollyFrontier Corp.                                                      645,042       18,686,867
    Kinder Morgan, Inc.                                                    1,123,571       25,100,576
#   Marathon Oil Corp.                                                     3,272,198       54,809,317
    Marathon Petroleum Corp.                                               2,313,489      111,163,146
#   Murphy Oil Corp.                                                         309,108        8,936,312
#   Nabors Industries, Ltd.                                                  247,778        4,026,393

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             SHARES        VALUE+
                                                                           ---------- ----------------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                                            1,747,731 $     66,081,709
    Noble Energy, Inc.                                                        377,591       15,013,018
    Occidental Petroleum Corp.                                              1,862,726      126,236,941
*   PDC Energy, Inc.                                                           10,876          804,171
    Phillips 66                                                             2,098,959      171,317,034
    Pioneer Natural Resources Co.                                              85,341       15,381,008
*   QEP Resources, Inc.                                                           861           15,016
    Range Resources Corp.                                                     144,745        4,681,053
*   Rice Energy, Inc.                                                         102,107        2,024,782
    Schlumberger, Ltd.                                                      1,134,428       94,962,968
*   Southwestern Energy Co.                                                   672,113        6,055,738
#   Targa Resources Corp.                                                   1,018,074       58,661,424
#*  TechnipFMC P.L.C.                                                         961,292       32,318,637
    Tesoro Corp.                                                              691,016       55,868,644
#*  Transocean, Ltd.                                                        1,340,027       18,720,177
    Valero Energy Corp.                                                     2,810,052      184,789,020
#*  Weatherford International P.L.C.                                        2,942,972       15,332,884
                                                                                      ----------------
Total Energy                                                                             2,882,155,275
                                                                                      ----------------
Financials -- (22.7%)
    Aflac, Inc.                                                             1,210,131       84,697,069
*   Alleghany Corp.                                                            30,744       18,802,108
    Allied World Assurance Co. Holdings AG                                    274,410       14,579,403
    Allstate Corp. (The)                                                    1,133,795       85,272,722
    Ally Financial, Inc.                                                    2,344,479       49,515,396
    American Financial Group, Inc.                                            427,555       36,842,414
    American International Group, Inc.                                      2,742,987      176,264,345
*   Arch Capital Group, Ltd.                                                  131,470       11,615,375
    Assurant, Inc.                                                            333,945       32,436,078
    Assured Guaranty, Ltd.                                                    399,510       15,544,934
    Axis Capital Holdings, Ltd.                                               459,271       29,397,937
    Bank of America Corp.                                                  20,759,691      469,999,404
    Bank of New York Mellon Corp. (The)                                     4,185,489      187,216,923
#   BB&T Corp.                                                              1,861,694       85,991,646
    BOK Financial Corp.                                                         4,796          394,423
    Capital One Financial Corp.                                             2,040,010      178,276,474
    Chubb, Ltd.                                                               380,680       50,055,613
    CIT Group, Inc.                                                           385,811       15,891,555
    Citigroup, Inc.                                                         8,639,328      482,333,682
    Citizens Financial Group, Inc.                                            791,252       28,619,585
    CME Group, Inc.                                                           492,006       59,572,087
#   CNA Financial Corp.                                                       411,635       17,144,598
    Comerica, Inc.                                                            126,355        8,532,753
    Endurance Specialty Holdings, Ltd.                                         31,340        2,904,905
    Everest Re Group, Ltd.                                                    220,574       48,510,840
    Fifth Third Bancorp                                                     5,018,870      130,992,507
    First American Financial Corp.                                              8,092          304,097
    Goldman Sachs Group, Inc. (The)                                           994,469      228,051,631
    Hartford Financial Services Group, Inc. (The)                           2,793,370      136,065,053
    Huntington Bancshares, Inc.                                             4,311,699       58,337,287
    Invesco, Ltd.                                                             175,364        5,071,527
    JPMorgan Chase & Co.                                                   11,460,834      969,930,381
    KeyCorp                                                                 3,304,516       59,382,153

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                            SHARES        VALUE+
                                                                           --------- ----------------
Financials -- (Continued)
#   Legg Mason, Inc.                                                         201,788 $      6,394,662
    Leucadia National Corp.                                                  193,405        4,612,709
    Lincoln National Corp.                                                 1,166,839       78,773,301
    Loews Corp.                                                            1,687,230       78,591,173
#   M&T Bank Corp.                                                           315,719       51,326,438
#*  Markel Corp.                                                                 111          102,675
    MetLife, Inc.                                                          2,044,246      111,227,425
    Morgan Stanley                                                         3,624,108      153,988,349
    Nasdaq, Inc.                                                             439,653       31,013,123
    Navient Corp.                                                            652,759        9,817,495
#   New York Community Bancorp, Inc.                                         558,598        8,485,104
    Old Republic International Corp.                                         776,363       16,148,350
    PacWest Bancorp                                                          175,044        9,697,438
#   People's United Financial, Inc.                                          304,743        5,713,931
    PNC Financial Services Group, Inc. (The)                               1,315,829      158,504,761
#   Principal Financial Group, Inc.                                        1,639,822       93,617,438
#   Prosperity Bancshares, Inc.                                               20,045        1,455,868
    Prudential Financial, Inc.                                             1,099,172      115,533,969
    Regions Financial Corp.                                                5,394,447       77,733,981
    Reinsurance Group of America, Inc.                                       313,388       39,320,792
    RenaissanceRe Holdings, Ltd.                                             106,502       14,518,353
#*  Santander Consumer USA Holdings, Inc.                                    146,757        1,940,128
    State Street Corp.                                                       524,339       39,954,632
    SunTrust Banks, Inc.                                                   1,256,570       71,398,307
    Synchrony Financial                                                      159,750        5,722,245
    Travelers Cos., Inc. (The)                                             1,129,653      133,050,530
    Unum Group                                                             1,164,036       52,882,156
    Validus Holdings, Ltd.                                                   167,263        9,533,991
    Voya Financial, Inc.                                                     114,338        4,598,674
    Wells Fargo & Co.                                                      4,128,608      232,564,489
#   WR Berkley Corp.                                                         214,424       14,411,437
#   XL Group, Ltd.                                                         1,261,223       47,384,148
#   Zions Bancorporation                                                     710,276       29,966,544
                                                                                     ----------------
Total Financials                                                                        5,488,531,521
                                                                                     ----------------
Health Care -- (10.7%)
    Abbott Laboratories                                                    2,035,003       85,002,075
#*  Acadia Healthcare Co., Inc.                                               26,317        1,009,783
    Aetna, Inc.                                                            1,805,018      214,093,185
*   Alere, Inc.                                                                8,494          314,278
#*  Allergan P.L.C.                                                          496,938      108,774,759
    Anthem, Inc.                                                           1,447,321      223,090,059
    Baxter International, Inc.                                                77,675        3,721,409
#*  Bio-Rad Laboratories, Inc. Class A                                         6,194        1,177,356
*   Boston Scientific Corp.                                                1,893,830       45,565,550
*   Centene Corp.                                                            450,064       28,475,549
    Cigna Corp.                                                              320,341       46,840,261
    Danaher Corp.                                                          2,068,334      173,574,589
*   DaVita, Inc.                                                             374,271       23,859,776
#   DENTSPLY SIRONA, Inc.                                                     57,905        3,283,213
#*  Envision Healthcare Corp.                                                 68,624        4,666,432
*   Express Scripts Holding Co.                                            2,740,464      188,763,160
#*  Hologic, Inc.                                                            220,398        8,932,731

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             SHARES        VALUE+
                                                                           ---------- ----------------
Health Care -- (Continued)
    Humana, Inc.                                                              708,361 $    140,609,658
*   Laboratory Corp. of America Holdings                                      594,928       79,845,287
*   Mallinckrodt P.L.C.                                                       487,783       23,769,666
#*  MEDNAX, Inc.                                                              225,614       15,420,717
    Medtronic P.L.C.                                                        3,655,472      277,888,981
*   Mylan NV                                                                  799,559       30,423,220
    PerkinElmer, Inc.                                                          96,682        5,142,516
#   Perrigo Co. P.L.C.                                                         26,425        2,012,264
    Pfizer, Inc.                                                           16,341,666      518,521,062
    Quest Diagnostics, Inc.                                                   881,403       81,018,564
#*  Quintiles IMS Holdings, Inc.                                               56,100        4,403,289
#   STERIS P.L.C.                                                             108,345        7,674,076
#   Teleflex, Inc.                                                             79,982       13,415,381
    Thermo Fisher Scientific, Inc.                                          1,025,715      156,308,709
#*  United Therapeutics Corp.                                                  30,558        5,000,206
    Universal Health Services, Inc. Class B                                   240,412       27,077,604
*   WellCare Health Plans, Inc.                                               101,722       14,804,620
    Zimmer Biomet Holdings, Inc.                                               98,058       11,603,203
                                                                                      ----------------
Total Health Care                                                                        2,576,083,188
                                                                                      ----------------
Industrials -- (9.4%)
#*  AECOM                                                                     513,031       18,946,235
#   AGCO Corp.                                                                402,503       25,277,188
    AMERCO                                                                     30,219       11,382,591
#   Arconic, Inc.                                                           1,891,460       43,106,373
    Carlisle Cos., Inc.                                                       199,191       21,733,730
#   Caterpillar, Inc.                                                       1,335,446      127,748,764
*   Colfax Corp.                                                               38,985        1,520,415
    CSX Corp.                                                               5,240,612      243,111,991
    Cummins, Inc.                                                             300,301       44,147,250
    Delta Air Lines, Inc.                                                     898,983       42,467,957
    Dover Corp.                                                               830,218       64,549,449
    Eaton Corp. P.L.C.                                                      1,586,369      112,283,198
    EMCOR Group, Inc.                                                          17,959        1,251,563
    FedEx Corp.                                                               658,668      124,560,705
    Fluor Corp.                                                               690,910       38,345,505
    Fortive Corp.                                                              91,052        5,036,086
    General Electric Co.                                                    2,108,359       62,618,262
#*  Genesee & Wyoming, Inc. Class A                                            43,270        3,260,827
#*  Hertz Global Holdings, Inc.                                               173,306        3,634,227
#   Ingersoll-Rand P.L.C.                                                     830,409       65,892,954
*   Jacobs Engineering Group, Inc.                                            263,089       15,403,861
*   JetBlue Airways Corp.                                                   1,929,288       37,833,338
    Johnson Controls International P.L.C.                                     474,098       20,850,830
    Kansas City Southern                                                      564,934       48,533,480
    L3 Technologies, Inc.                                                     381,968       60,614,502
    Macquarie Infrastructure Corp.                                            141,410       10,604,336
    ManpowerGroup, Inc.                                                       322,650       30,800,169
    Norfolk Southern Corp.                                                  1,571,094      184,540,701
    Northrop Grumman Corp.                                                    245,257       56,183,474
    Orbital ATK, Inc.                                                          54,598        4,747,296
    Oshkosh Corp.                                                             192,631       13,412,897
    Owens Corning                                                             706,294       39,022,743

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             SHARES        VALUE+
                                                                           ---------- ----------------
Industrials -- (Continued)
#   PACCAR, Inc.                                                              522,096 $     35,142,282
#   Pentair P.L.C.                                                          1,008,228       59,112,408
*   Quanta Services, Inc.                                                     164,991        5,921,527
    Republic Services, Inc.                                                 2,082,943      119,519,269
#   Ryder System, Inc.                                                        109,553        8,501,313
    Southwest Airlines Co.                                                  1,489,840       77,933,530
    Spirit Aerosystems Holdings, Inc. Class A                                  31,638        1,899,862
    Stanley Black & Decker, Inc.                                            1,095,210      135,806,040
    Textron, Inc.                                                           1,673,616       79,279,190
    Trinity Industries, Inc.                                                    7,385          203,383
    Union Pacific Corp.                                                       497,035       52,973,990
*   United Continental Holdings, Inc.                                         998,734       70,380,785
#*  United Rentals, Inc.                                                      198,537       25,116,916
#*  USG Corp.                                                                  22,946          701,918
#*  XPO Logistics, Inc.                                                       287,690       12,871,251
                                                                                      ----------------
Total Industrials                                                                        2,268,786,561
                                                                                      ----------------
Information Technology -- (14.3%)
    Activision Blizzard, Inc.                                                  11,000          442,310
*   Akamai Technologies, Inc.                                                  44,939        3,082,366
    Amdocs, Ltd.                                                              371,451       21,807,888
*   ARRIS International P.L.C.                                                383,875       10,971,147
*   Arrow Electronics, Inc.                                                   608,696       44,751,330
    Avnet, Inc.                                                               757,412       35,174,213
    Brocade Communications Systems, Inc.                                    1,391,533       17,352,416
#   CA, Inc.                                                                2,715,906       84,926,381
    Cisco Systems, Inc.                                                    23,462,378      720,764,252
*   CommerceHub, Inc. Series A                                                 47,322          695,160
*   CommerceHub, Inc. Series C                                                107,244        1,563,617
#   Computer Sciences Corp.                                                   286,627       17,828,199
*   Conduent, Inc.                                                          1,195,377       17,882,840
    Corning, Inc.                                                           3,683,566       97,577,663
*   Dell Technologies, Inc. Class V                                           703,394       44,306,788
    Dolby Laboratories, Inc. Class A                                           11,316          542,150
*   EchoStar Corp. Class A                                                      2,635          134,201
    Fidelity National Information Services, Inc.                            1,455,335      115,582,706
#*  First Solar, Inc.                                                          88,573        2,762,592
*   Flex, Ltd.                                                              1,552,059       24,320,765
    FLIR Systems, Inc.                                                         31,719        1,120,632
    Hewlett Packard Enterprise Co.                                          9,176,127      208,114,560
    HP, Inc.                                                                9,619,949      144,780,232
*   IAC/InterActiveCorp                                                        60,025        4,130,320
    Intel Corp.                                                            22,304,768      821,261,558
    Jabil Circuit, Inc.                                                       427,971       10,262,745
    Juniper Networks, Inc.                                                  1,797,132       48,127,195
#   Lam Research Corp.                                                        946,499      108,714,875
#   Leidos Holdings, Inc.                                                     399,183       19,288,523
    Marvell Technology Group, Ltd.                                            566,260        8,420,286
*   Micron Technology, Inc.                                                 5,266,057      126,964,634
#*  Microsemi Corp.                                                            57,304        3,045,708
#   NetApp, Inc.                                                              513,180       19,665,058
*   Nuance Communications, Inc.                                               113,903        1,806,502
#   NVIDIA Corp.                                                            1,824,559      199,205,352

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                             SHARES        VALUE+
                                                                           ---------- ----------------
Information Technology -- (Continued)
*   ON Semiconductor Corp.                                                    550,404 $      7,331,381
#*  Qorvo, Inc.                                                               225,094       14,453,286
    QUALCOMM, Inc.                                                          2,686,624      143,546,320
#   SS&C Technologies Holdings, Inc.                                          122,197        3,926,190
    Symantec Corp.                                                          1,749,926       48,210,461
    SYNNEX Corp.                                                               80,616        9,688,431
*   Synopsys, Inc.                                                             83,602        5,257,730
    TE Connectivity, Ltd.                                                     879,618       65,399,598
    Teradyne, Inc.                                                            130,425        3,701,461
#   Western Digital Corp.                                                   1,143,378       91,161,528
    Xerox Corp.                                                             5,976,889       41,419,841
*   Yahoo!, Inc.                                                              882,945       38,911,386
#*  Zillow Group, Inc. Class A                                                  3,568          128,377
*   Zillow Group, Inc. Class C                                                 18,297          647,348
                                                                                      ----------------
Total Information Technology                                                             3,461,160,502
                                                                                      ----------------
Materials -- (3.8%)
#   Albemarle Corp.                                                           447,508       41,457,141
    Alcoa Corp.                                                               630,485       22,981,178
    Ashland Global Holdings, Inc.                                             369,760       44,012,533
#   CF Industries Holdings, Inc.                                            1,078,297       38,053,101
    Dow Chemical Co. (The)                                                    822,454       49,042,932
    Eastman Chemical Co.                                                      876,806       67,952,465
*   Freeport-McMoRan, Inc.                                                  4,703,826       78,318,703
    Huntsman Corp.                                                            258,591        5,272,671
*   Ingevity Corp.                                                            125,857        6,996,391
    International Paper Co.                                                 1,171,393       66,300,844
#   Martin Marietta Materials, Inc.                                           101,369       23,274,322
#   Mosaic Co. (The)                                                        1,617,958       50,755,342
    Newmont Mining Corp.                                                    3,241,858      117,614,608
    Nucor Corp.                                                             2,209,800      128,367,282
    Reliance Steel & Aluminum Co.                                             409,494       32,616,197
#   Royal Gold, Inc.                                                           12,274          885,815
#   Sonoco Products Co.                                                        12,855          706,382
    Steel Dynamics, Inc.                                                      889,531       30,075,043
    United States Steel Corp.                                                     288            9,421
    Vulcan Materials Co.                                                      436,870       56,063,527
#   Westlake Chemical Corp.                                                   146,665        9,080,030
    WestRock Co.                                                              940,421       50,180,865
                                                                                      ----------------
Total Materials                                                                            920,016,793
                                                                                      ----------------
Real Estate -- (0.0%)
    Jones Lang LaSalle, Inc.                                                   36,373        3,747,510
                                                                                      ----------------
Telecommunication Services -- (4.8%)
    AT&T, Inc.                                                             21,799,510      919,067,342
    CenturyLink, Inc.                                                       3,693,934       95,525,133
#   Frontier Communications Corp.                                           4,303,569       15,019,456
*   Level 3 Communications, Inc.                                              843,237       50,138,872
#*  Sprint Corp.                                                            2,014,058       18,589,755
#*  T-Mobile US, Inc.                                                         812,604       50,600,851

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                     SHARES         VALUE+
                                                                                   ----------- -----------------
Telecommunication Services -- (Continued)
*           United States Cellular Corp.                                               172,920 $       7,710,503
                                                                                               -----------------
Total Telecommunication Services                                                                   1,156,651,912
                                                                                               -----------------
Utilities -- (0.2%)
#*          Calpine Corp.                                                            1,488,185        17,560,583
            NRG Energy, Inc.                                                         1,544,792        25,550,860
                                                                                               -----------------
Total Utilities                                                                                       43,111,443
                                                                                               -----------------
TOTAL COMMON STOCKS                                                                               23,286,196,836
                                                                                               -----------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                                   196,076           198,998
(degrees)#* Safeway PDC, LLC Contingent Value Rights                                   196,076             9,568
TOTAL RIGHTS/WARRANTS                                                                                    208,566
                                                                                               -----------------
TOTAL INVESTMENT SECURITIES                                                                       23,286,405,402
                                                                                               -----------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market Fund, 0.420%   248,190,510       248,190,510
                                                                                               -----------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@        DFA Short Term Investment Fund                                          53,666,748       621,031,612
                                                                                               -----------------
TOTAL INVESTMENTS -- (100.0%) (Cost $16,611,047,031)^^                                         $  24,155,627,524
                                                                                               =================

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                ----------------- -------------- ------- -----------------
Common Stocks
   Consumer Discretionary       $   3,030,811,684             --   --    $   3,030,811,684
   Consumer Staples                 1,455,140,447             --   --        1,455,140,447
   Energy                           2,882,155,275             --   --        2,882,155,275
   Financials                       5,488,531,521             --   --        5,488,531,521
   Health Care                      2,576,083,188             --   --        2,576,083,188
   Industrials                      2,268,786,561             --   --        2,268,786,561
   Information Technology           3,461,160,502             --   --        3,461,160,502
   Materials                          920,016,793             --   --          920,016,793
   Real Estate                          3,747,510             --   --            3,747,510
   Telecommunication Services       1,156,651,912             --   --        1,156,651,912
   Utilities                           43,111,443             --   --           43,111,443
Rights/Warrants                                -- $      208,566   --              208,566
Temporary Cash Investments            248,190,510             --   --          248,190,510
Securities Lending Collateral                  --    621,031,612   --          621,031,612
Futures Contracts**                     1,810,202             --   --            1,810,202
                                ----------------- --------------   --    -----------------
TOTAL                           $  23,536,197,548 $  621,240,178   --    $  24,157,437,726
                                ================= ==============   ==    =================

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                            SHARES     VALUE++
                                                                           --------- ------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.3%)
#   Alumina, Ltd.                                                            312,287 $    460,141
    Aurizon Holdings, Ltd.                                                 2,619,934    9,953,407
#   Australia & New Zealand Banking Group, Ltd.                            5,840,585  129,768,367
    Bank of Queensland, Ltd.                                                 775,513    7,045,954
    Bendigo & Adelaide Bank, Ltd.                                          1,205,237   11,478,017
    BHP Billiton, Ltd.                                                     5,929,050  120,289,953
    BHP Billiton, Ltd. Sponsored ADR                                       1,703,682   70,345,030
    BlueScope Steel, Ltd.                                                  1,852,810   15,754,981
    Boral, Ltd.                                                            2,601,567   11,497,083
    Crown Resorts, Ltd.                                                      254,058    2,197,773
#   Fortescue Metals Group, Ltd.                                           8,082,342   40,898,993
#   Incitec Pivot, Ltd.                                                    4,609,977   13,473,199
    LendLease Group                                                          215,424    2,303,572
    Macquarie Group, Ltd.                                                      3,174      203,812
    National Australia Bank, Ltd.                                            157,198    3,614,943
#   Newcrest Mining, Ltd.                                                  2,880,245   47,233,635
    Origin Energy, Ltd.                                                    2,811,665   15,076,816
    QBE Insurance Group, Ltd.                                              2,856,389   27,099,102
    Rio Tinto, Ltd.                                                          566,927   28,759,880
    Santos, Ltd.                                                           4,975,438   15,136,721
    South32, Ltd.                                                          6,883,451   14,406,950
    South32, Ltd. ADR                                                        354,708    3,742,169
    Star Entertainment Grp, Ltd. (The)                                     2,081,089    7,538,985
    Suncorp Group, Ltd.                                                    2,798,383   27,667,432
    Tatts Group, Ltd.                                                      1,279,473    4,212,286
    Treasury Wine Estates, Ltd.                                              915,665    8,078,015
    Wesfarmers, Ltd.                                                           3,443      105,181
    Woodside Petroleum, Ltd.                                               2,846,042   68,238,383
                                                                                     ------------
TOTAL AUSTRALIA                                                                       706,580,780
                                                                                     ------------
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                                       98,143    2,991,513
    OMV AG                                                                   151,254    5,293,598
*   Raiffeisen Bank International AG                                           8,241      183,544
                                                                                     ------------
TOTAL AUSTRIA                                                                           8,468,655
                                                                                     ------------
BELGIUM -- (1.0%)
    Ageas                                                                    606,443   25,966,361
    Colruyt SA                                                                64,233    3,143,636
    KBC Group NV                                                             489,692   31,804,063
    Proximus SADP                                                            138,071    3,965,353
    Solvay SA                                                                270,974   31,771,641
    UCB SA                                                                   124,849    8,623,331
    Umicore SA                                                                92,477    5,180,047
                                                                                     ------------
TOTAL BELGIUM                                                                         110,454,432
                                                                                     ------------
CANADA -- (7.7%)
#   AltaGas, Ltd.                                                            479,450   11,403,633
    Bank of Montreal(063671101)                                            1,623,640  122,795,893
#   Bank of Montreal(2076009)                                                115,400    8,729,162
*   BlackBerry, Ltd.                                                       1,009,785    7,123,786

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
CANADA -- (Continued)
    Cameco Corp.(13321L108)                                                  546,688 $  6,970,272
    Cameco Corp.(2166160)                                                    507,476    6,462,154
    Canadian Natural Resources, Ltd.(136385101)                              420,319   12,706,243
    Canadian Natural Resources, Ltd.(2171573)                                651,736   19,703,588
    Cenovus Energy, Inc.                                                   1,330,284   18,131,771
    Crescent Point Energy Corp.(22576C101)                                 1,508,054   17,598,994
    Crescent Point Energy Corp.(B67C8W8)                                     822,786    9,592,057
*   Detour Gold Corp.                                                         50,974      691,405
*   Eldorado Gold Corp.                                                      748,359    2,645,496
    Element Fleet Management Corp.                                           254,570    2,474,782
    Empire Co., Ltd. Class A                                                 788,935    9,852,214
#   Enbridge Income Fund Holdings, Inc.                                      295,758    7,770,963
    Encana Corp.                                                             924,931   11,802,120
    Fairfax Financial Holdings, Ltd.                                          62,754   29,321,369
    Finning International, Inc.                                              386,224    7,817,975
    First Quantum Minerals, Ltd.                                           1,102,025   13,897,581
#   Genworth MI Canada, Inc.                                                  79,289    1,988,242
    Goldcorp, Inc.(380956409)                                              1,076,273   17,403,334
    Goldcorp, Inc.(2676302)                                                  671,692   10,860,634
*   Husky Energy, Inc.                                                     1,642,235   21,189,722
    Imperial Oil, Ltd.(2454241)                                              107,006    3,517,938
    Imperial Oil, Ltd.(453038408)                                             85,669    2,816,797
    Industrial Alliance Insurance & Financial Services, Inc.                 495,231   20,836,809
*   Kinross Gold Corp.                                                     5,398,196   21,032,741
*   Lundin Mining Corp.                                                    1,892,699   11,578,009
    Magna International, Inc.                                                493,003   21,337,170
    Manulife Financial Corp.(2492519)                                      3,005,038   57,618,212
    Manulife Financial Corp.(56501R106)                                    1,541,750   29,539,930
    Maple Leaf Foods, Inc.                                                    65,321    1,497,426
    Silver Wheaton Corp.                                                     282,461    6,250,862
    Sun Life Financial, Inc.(2566124)                                        834,296   32,929,447
    Sun Life Financial, Inc.(866796105)                                      277,638   10,955,595
    Suncor Energy, Inc.(B3NB1P2)                                           3,911,426  121,318,096
    Suncor Energy, Inc.(867224107)                                           769,213   23,876,371
    Tahoe Resources, Inc.                                                     28,464      259,649
    Teck Resources, Ltd. Class B(2879327)                                  1,355,792   33,226,672
    Teck Resources, Ltd. Class B(878742204)                                1,245,911   30,574,656
*   Tourmaline Oil Corp.                                                   1,170,666   27,367,270
*   Turquoise Hill Resources, Ltd.(900435108)                                127,382      459,849
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                                1,465,290    5,303,759
    Veresen, Inc.                                                             51,006      518,585
    West Fraser Timber Co., Ltd.                                              11,349      387,588
    Whitecap Resources, Inc.                                                 902,184    7,182,806
#   WSP Global, Inc.                                                         302,614   10,646,431
    Yamana Gold, Inc.                                                      3,207,591   10,599,533
                                                                                     ------------
TOTAL CANADA                                                                          870,565,591
                                                                                     ------------
DENMARK -- (1.6%)
    AP Moller - Maersk A.S. Class A                                            7,706   12,337,775
    AP Moller - Maersk A.S. Class B                                           16,058   26,915,259
    Carlsberg A.S. Class B                                                   190,294   17,215,380
    Danske Bank A.S.                                                       1,075,182   35,862,136
#   DSV A.S.                                                                 444,855   21,633,096

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            SHARES      VALUE++
                                                                           --------- --------------
DENMARK -- (Continued)
#*  H Lundbeck A.S.                                                           74,464 $    3,198,152
    ISS A.S.                                                                 434,105     15,457,776
    Novozymes A.S. Class B                                                    47,990      1,870,655
    Tryg A.S.                                                                 12,675        242,513
    Vestas Wind Systems A.S.                                                 680,712     47,737,541
                                                                                     --------------
TOTAL DENMARK                                                                           182,470,283
                                                                                     --------------
FINLAND -- (0.7%)
    Fortum Oyj                                                             1,015,572     16,203,151
    Neste Oyj                                                                129,033      4,489,455
    Stora Enso Oyj Class R                                                 2,037,136     23,117,770
    Stora Enso Oyj Sponsored ADR                                              91,500      1,035,780
    UPM-Kymmene Oyj                                                        1,353,907     30,706,476
    UPM-Kymmene Oyj Sponsored ADR                                             69,300      1,572,417
                                                                                     --------------
TOTAL FINLAND                                                                            77,125,049
                                                                                     --------------
FRANCE -- (9.1%)
    AXA SA                                                                 2,773,187     68,157,306
    AXA SA Sponsored ADR                                                       9,929        244,551
    BNP Paribas SA                                                         1,888,424    120,805,895
*   Bollore SA(BD3RTL2)                                                       10,106         41,456
    Bollore SA(4572709)                                                    1,500,814      6,002,472
    Bouygues SA                                                              709,374     25,775,771
    Casino Guichard Perrachon SA                                             181,821      9,804,198
    Cie de Saint-Gobain                                                    1,882,674     92,506,425
    Cie Generale des Etablissements Michelin                                 334,818     35,970,295
    CNP Assurances                                                           459,483      8,634,996
    Credit Agricole SA                                                       724,924      9,620,951
#   Electricite de France SA                                                 661,539      6,521,460
    Engie SA                                                               4,083,126     48,885,304
    Natixis SA                                                             2,277,633     13,496,282
    Orange SA                                                              4,986,752     77,416,513
*   Peugeot SA                                                             2,007,197     37,355,144
    Renault SA                                                               759,818     68,416,758
    SCOR SE                                                                  349,012     11,811,923
    Societe Generale SA                                                    1,935,625     94,627,859
    STMicroelectronics NV                                                  1,809,335     23,879,894
    Total SA                                                               4,695,548    237,572,020
    Vivendi SA                                                             1,322,728     24,253,624
                                                                                     --------------
TOTAL FRANCE                                                                          1,021,801,097
                                                                                     --------------
GERMANY -- (7.0%)
    Allianz SE                                                               730,758    124,202,765
    Allianz SE Sponsored ADR                                               2,811,910     47,704,053
    BASF SE                                                                    8,683        838,203
#   Bayerische Motoren Werke AG                                              972,382     88,788,364
#   Commerzbank AG                                                         1,643,541     14,294,925
    Daimler AG                                                             2,601,292    195,634,993
#*  Deutsche Bank AG(5750355)                                              1,085,904     21,686,538
*   Deutsche Bank AG(D18190898)                                            1,045,984     20,825,541
    Deutsche Lufthansa AG                                                  1,080,920     14,439,562
    E.ON SE                                                                7,288,458     56,143,578

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
GERMANY -- (Continued)
#   Evonik Industries AG                                                      202,033 $  6,558,352
    Fraport AG Frankfurt Airport Services Worldwide                           106,349    6,364,469
    Fresenius Medical Care AG & Co. KGaA                                      112,324    9,168,412
    Fresenius Medical Care AG & Co. KGaA ADR                                   11,257      459,286
    Hannover Rueck SE                                                          33,914    3,735,608
    HeidelbergCement AG                                                       345,070   33,335,179
    Lanxess AG                                                                 48,799    3,551,165
    Linde AG                                                                  157,109   25,549,742
    Metro AG                                                                  688,018   23,544,491
    Muenchener Rueckversicherungs-Gesellschaft AG                             138,458   26,072,496
    Osram Licht AG                                                              7,588      440,488
*   RWE AG                                                                  2,182,311   29,057,547
*   Talanx AG                                                                 175,108    6,027,132
    Telefonica Deutschland Holding AG                                       1,462,519    6,117,982
*   Uniper SE                                                                 946,234   13,480,093
    Volkswagen AG                                                              86,008   13,777,993
                                                                                      ------------
TOTAL GERMANY                                                                          791,798,957
                                                                                      ------------
HONG KONG -- (2.4%)
    Bank of East Asia, Ltd. (The)                                             275,940    1,175,354
#   Cathay Pacific Airways, Ltd.                                            4,913,000    6,654,113
    CK Hutchison Holdings, Ltd.                                             6,196,984   74,271,969
    FIH Mobile, Ltd.                                                          953,000      306,207
    Great Eagle Holdings, Ltd.                                                 15,363       69,876
    Guoco Group, Ltd.                                                           6,000       67,610
    Hang Lung Group, Ltd.                                                   2,740,000   10,508,235
    Hang Lung Properties, Ltd.                                              4,424,000   10,887,790
#   Henderson Land Development Co., Ltd.                                      429,042    2,368,285
    Hongkong & Shanghai Hotels, Ltd. (The)                                    217,131      241,446
    Hopewell Holdings, Ltd.                                                   938,669    3,351,621
    Kerry Properties, Ltd.                                                  2,556,000    7,233,070
#   MTR Corp., Ltd.                                                           591,959    3,007,243
    New World Development Co., Ltd.                                        24,740,784   28,545,774
    NWS Holdings, Ltd.                                                      2,143,617    3,851,987
    Shangri-La Asia, Ltd.                                                   4,242,000    4,718,335
    Sino Land Co., Ltd.                                                     5,960,178    9,848,281
    Sun Hung Kai Properties, Ltd.                                           2,980,920   41,020,599
    Swire Pacific, Ltd. Class A                                             2,098,000   21,374,227
    Swire Pacific, Ltd. Class B                                             1,185,000    2,086,366
    Wharf Holdings, Ltd. (The)                                              2,829,990   21,220,071
    Wheelock & Co., Ltd.                                                    3,599,000   21,874,422
    Yue Yuen Industrial Holdings, Ltd.                                        160,000      584,911
                                                                                      ------------
TOTAL HONG KONG                                                                        275,267,792
                                                                                      ------------
IRELAND -- (0.3%)
*   Bank of Ireland                                                        38,071,759   10,228,255
    CRH P.L.C.                                                                319,932   11,097,054
    CRH P.L.C. Sponsored ADR                                                  254,393    8,781,646

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
IRELAND -- (Continued)
    Paddy Power Betfair P.L.C.                                                 6,217 $    650,060
                                                                                     ------------
TOTAL IRELAND                                                                          30,757,015
                                                                                     ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                                       22,873    1,044,038
    Bank Hapoalim BM                                                       3,220,797   19,460,595
*   Bank Leumi Le-Israel BM                                                3,525,510   14,581,892
    Israel Chemicals, Ltd.                                                    11,324       52,045
#   Mizrahi Tefahot Bank, Ltd.                                               365,367    5,627,688
                                                                                     ------------
TOTAL ISRAEL                                                                           40,766,258
                                                                                     ------------
ITALY -- (1.1%)
    Assicurazioni Generali SpA                                               722,392   11,527,266
#*  Fiat Chrysler Automobiles NV(BRJFWP3)                                  2,786,618   30,511,959
*   Fiat Chrysler Automobiles NV(N31738102)                                1,059,600   11,645,004
    Intesa Sanpaolo SpA                                                    2,011,897    4,725,664
    Mediobanca SpA                                                         1,494,372   12,866,589
*   Telecom Italia SpA                                                     7,410,604    6,372,493
*   Telecom Italia SpA Sponsored ADR                                       1,847,002   15,902,687
#   UniCredit SpA                                                          1,217,305   33,228,827
                                                                                     ------------
TOTAL ITALY                                                                           126,780,489
                                                                                     ------------
JAPAN -- (21.1%)
    Aeon Co., Ltd.                                                         2,442,200   35,296,743
    Aisin Seiki Co., Ltd.                                                    472,800   21,627,954
    Alfresa Holdings Corp.                                                   201,700    3,320,058
    Amada Holdings Co., Ltd.                                                 694,000    8,157,051
    Aoyama Trading Co., Ltd.                                                  41,900    1,476,800
    Asahi Glass Co., Ltd.                                                  3,495,000   25,966,554
    Asahi Kasei Corp.                                                      2,612,000   24,360,952
#   Bank of Kyoto, Ltd. (The)                                                568,400    4,443,437
    Brother Industries, Ltd.                                                 273,855    5,054,776
    Calsonic Kansei Corp.                                                    160,000    2,543,612
    Canon Marketing Japan, Inc.                                              153,100    2,922,177
    Chiba Bank, Ltd. (The)                                                   960,000    6,279,675
    Chugoku Bank, Ltd. (The)                                                 256,900    3,778,974
    Citizen Watch Co., Ltd.                                                  689,600    4,282,327
    Coca-Cola East Japan Co., Ltd.                                           123,400    2,687,302
#   Coca-Cola West Co., Ltd.                                                 169,907    4,931,804
    COMSYS Holdings Corp.                                                     31,300      575,369
    Concordia Financial Group, Ltd.                                        2,373,100   12,516,732
    Credit Saison Co., Ltd.                                                  145,400    2,649,183
    Dai Nippon Printing Co., Ltd.                                            901,000    9,166,423
    Dai-ichi Life Holdings, Inc.                                           2,015,000   36,529,713
    Daicel Corp.                                                              63,500      702,188
    Daido Steel Co., Ltd.                                                     13,000       59,034
    Daiwa Securities Group, Inc.                                           1,662,000   10,597,373
    Denka Co., Ltd.                                                        1,110,000    5,463,279
    Denso Corp.                                                              337,400   14,610,941
    DIC Corp.                                                                228,700    7,082,194
    Dowa Holdings Co., Ltd.                                                  231,000    1,960,575
    Ebara Corp.                                                              266,800    8,228,457

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
JAPAN -- (Continued)
    Fuji Media Holdings, Inc.                                                  42,100 $    609,971
    FUJIFILM Holdings Corp.                                                 1,018,800   39,453,275
    Fujitsu, Ltd.                                                           1,987,000   11,548,353
    Fukuoka Financial Group, Inc.                                           1,044,000    4,608,519
    Furukawa Electric Co., Ltd.                                                42,968    1,457,920
    Glory, Ltd.                                                               185,800    5,804,755
    Gunma Bank, Ltd. (The)                                                    604,496    3,297,397
    H2O Retailing Corp.                                                       198,900    3,291,861
    Hachijuni Bank, Ltd. (The)                                                565,531    3,328,685
    Hankyu Hanshin Holdings, Inc.                                             599,500   20,340,962
    Heiwa Corp.                                                                53,100    1,280,200
    Hiroshima Bank, Ltd. (The)                                                727,000    3,396,701
    Hitachi Capital Corp.                                                     103,300    2,651,855
    Hitachi Chemical Co., Ltd.                                                320,500    9,099,334
    Hitachi Construction Machinery Co., Ltd.                                  379,100    8,718,408
    Hitachi Metals, Ltd.                                                      475,400    6,590,518
    Hitachi Transport System, Ltd.                                            105,000    2,142,955
    Hitachi, Ltd.                                                          11,243,000   64,371,265
    Hokuhoku Financial Group, Inc.                                            191,900    3,287,617
    Honda Motor Co., Ltd.                                                   3,798,500  113,039,159
#   House Foods Group, Inc.                                                    65,300    1,401,265
    Ibiden Co., Ltd.                                                          459,900    6,540,835
    Idemitsu Kosan Co., Ltd.                                                  195,496    6,045,019
*   IHI Corp.                                                               1,136,000    3,059,031
    Iida Group Holdings Co., Ltd.                                             439,300    8,221,601
    Inpex Corp.                                                             2,157,500   21,171,951
    Isetan Mitsukoshi Holdings, Ltd.                                          594,700    6,956,368
    Isuzu Motors, Ltd.                                                        112,300    1,506,831
    ITOCHU Corp.                                                            2,539,900   34,989,405
#   Iyo Bank, Ltd. (The)                                                      492,300    3,303,416
#   J Front Retailing Co., Ltd.                                               977,000   14,099,779
    JFE Holdings, Inc.                                                      1,698,700   29,734,200
    JGC Corp.                                                                 250,400    4,346,789
    JSR Corp.                                                                 458,100    7,851,553
    JTEKT Corp.                                                               479,600    7,876,749
    JX Holdings, Inc.                                                       4,069,933   19,193,701
#   K's Holdings Corp.                                                        152,200    2,746,531
    Kamigumi Co., Ltd.                                                        398,000    3,868,857
    Kaneka Corp.                                                            1,156,542    9,965,001
    Kawasaki Heavy Industries, Ltd.                                         1,380,000    4,318,296
#   Kawasaki Kisen Kaisha, Ltd.                                             3,012,000    7,323,864
    Kinden Corp.                                                              187,800    2,385,284
#*  Kobe Steel, Ltd.                                                        1,140,200   11,090,609
    Komatsu, Ltd.                                                             726,400   17,200,147
    Konica Minolta, Inc.                                                    1,910,700   19,793,004
    Kuraray Co., Ltd.                                                       1,340,000   21,238,982
    Kurita Water Industries, Ltd.                                               7,500      177,913
    Kyocera Corp.                                                             224,100   11,666,817
    Kyocera Corp. Sponsored ADR                                                25,197    1,378,276
    Kyushu Financial Group, Inc.                                              459,949    3,169,124
    LIXIL Group Corp.                                                         487,800   11,389,494
    Marubeni Corp.                                                          5,194,400   31,605,020
    Mazda Motor Corp.                                                       2,460,200   36,204,586

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
JAPAN -- (Continued)
    Mebuki Financial Group, Inc.                                            1,177,020 $ 4,520,084
    Medipal Holdings Corp.                                                    356,400   5,776,355
    Mitsubishi Chemical Holdings Corp.                                      6,562,600  45,773,815
    Mitsubishi Corp.                                                        1,101,700  24,887,504
#   Mitsubishi Gas Chemical Co., Inc.                                         570,500  10,942,389
    Mitsubishi Heavy Industries, Ltd.                                       7,148,000  32,110,099
    Mitsubishi Logistics Corp.                                                 50,000     711,243
    Mitsubishi Materials Corp.                                                518,200  17,683,590
    Mitsubishi Motors Corp.                                                 1,998,400  10,825,618
    Mitsubishi UFJ Financial Group, Inc.                                   14,198,406  90,919,800
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                      4,781,372  30,552,967
    Mitsubishi UFJ Lease & Finance Co., Ltd.                                1,276,200   6,802,725
    Mitsui & Co., Ltd.                                                        939,900  13,793,857
    Mitsui & Co., Ltd. Sponsored ADR                                           11,723   3,446,562
    Mitsui Chemicals, Inc.                                                  3,169,800  14,906,257
    Mitsui Fudosan Co., Ltd.                                                  232,000   5,356,228
    Mitsui OSK Lines, Ltd.                                                  4,123,000  13,102,429
    Mizuho Financial Group, Inc.                                           49,478,100  91,810,915
    Mizuho Financial Group, Inc. ADR                                          205,757     757,186
    MS&AD Insurance Group Holdings, Inc.                                      717,653  24,008,011
    NEC Corp.                                                              10,595,101  24,453,513
    NGK Spark Plug Co., Ltd.                                                   16,000     360,371
    NH Foods, Ltd.                                                            179,536   4,886,212
    NHK Spring Co., Ltd.                                                      628,300   6,331,195
    Nikon Corp.                                                               750,200  12,107,652
    Nippo Corp.                                                               185,000   3,497,414
    Nippon Electric Glass Co., Ltd.                                           551,000   3,171,840
    Nippon Express Co., Ltd.                                                3,529,238  18,669,936
#   Nippon Paper Industries Co., Ltd.                                         373,800   6,843,579
    Nippon Shokubai Co., Ltd.                                                 102,400   7,057,303
    Nippon Steel & Sumitomo Metal Corp.                                     2,021,593  48,836,721
    Nippon Yusen K.K.                                                       7,713,000  16,310,431
    Nissan Motor Co., Ltd.                                                  6,443,700  63,748,588
    Nisshin Seifun Group, Inc.                                                 42,800     651,095
    Nisshinbo Holdings, Inc.                                                  305,000   2,905,482
    NOK Corp.                                                                 344,120   6,993,265
    Nomura Holdings, Inc.                                                   2,225,400  13,794,935
    Nomura Real Estate Holdings, Inc.                                         389,100   6,692,632
    NSK, Ltd.                                                                 312,100   3,788,658
    NTN Corp.                                                               1,625,000   6,863,184
    Obayashi Corp.                                                            279,682   2,664,301
    Oji Holdings Corp.                                                      3,833,000  16,965,413
    ORIX Corp.                                                              1,698,000  25,618,114
#   Otsuka Holdings Co., Ltd.                                                   8,800     405,398
    Resona Holdings, Inc.                                                   7,208,900  39,029,497
    Ricoh Co., Ltd.                                                         3,215,400  28,686,148
    Rohm Co., Ltd.                                                             84,700   5,416,246
    Sankyo Co., Ltd.                                                           73,900   2,467,425
    SBI Holdings, Inc.                                                        643,100   8,877,179
    Sega Sammy Holdings, Inc.                                                 169,200   2,656,766
    Seino Holdings Co., Ltd.                                                  413,700   4,784,344
    Sekisui Chemical Co., Ltd.                                                105,000   1,713,341
#   Sekisui House, Ltd.                                                     1,345,900  21,771,668

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            SHARES      VALUE++
                                                                           --------- --------------
JAPAN -- (Continued)
    Shinsei Bank, Ltd.                                                     3,134,000 $    5,390,279
    Shizuoka Bank, Ltd. (The)                                                799,000      6,952,596
    Showa Denko K.K.                                                         224,800      3,689,017
    Showa Shell Sekiyu K.K.                                                  184,300      1,806,616
    Sojitz Corp.                                                           2,218,300      5,717,487
    Sompo Holdings, Inc.                                                     291,000     10,537,039
    Sony Corp. Sponsored ADR                                                  73,419      2,222,393
    Sumco Corp.                                                               46,900        733,241
    Sumitomo Chemical Co., Ltd.                                            7,613,000     40,561,961
    Sumitomo Corp.                                                           817,500     10,247,992
    Sumitomo Electric Industries, Ltd.                                     2,838,500     41,302,545
    Sumitomo Forestry Co., Ltd.                                              526,400      7,241,151
    Sumitomo Heavy Industries, Ltd.                                        2,259,000     15,531,486
    Sumitomo Metal Mining Co., Ltd.                                        1,067,000     14,455,937
    Sumitomo Mitsui Financial Group, Inc.                                  2,854,200    111,975,950
    Sumitomo Mitsui Trust Holdings, Inc.                                     581,544     21,676,098
    Sumitomo Rubber Industries, Ltd.                                         659,000     10,292,885
    Suzuken Co., Ltd.                                                        113,000      3,730,685
    T&D Holdings, Inc.                                                     2,331,000     34,532,673
    Taiheiyo Cement Corp.                                                  2,798,212      9,777,763
    Takashimaya Co., Ltd.                                                    799,634      6,886,422
    TDK Corp.                                                                443,000     31,841,233
    Teijin, Ltd.                                                             771,690     16,287,900
    THK Co., Ltd.                                                            251,800      6,204,651
    Tokai Rika Co., Ltd.                                                     165,500      3,293,845
    Tokio Marine Holdings, Inc.                                              177,100      7,384,003
    Tokyo Broadcasting System Holdings, Inc.                                  29,200        502,861
    Tokyo Tatemono Co., Ltd.                                                 277,200      3,671,016
    Tokyu Fudosan Holdings Corp.                                           1,531,000      8,950,012
    Toppan Printing Co., Ltd.                                              1,034,000     10,149,684
    Tosoh Corp.                                                            2,121,000     16,024,945
    Toyo Seikan Group Holdings, Ltd.                                         361,749      6,671,952
    Toyoda Gosei Co., Ltd.                                                   245,800      5,921,013
    Toyota Industries Corp.                                                  198,500      9,579,619
    Toyota Motor Corp.                                                       225,790     13,130,333
    Toyota Tsusho Corp.                                                      976,400     26,856,881
    TV Asahi Holdings Corp.                                                   31,700        634,652
    Ube Industries, Ltd.                                                   4,325,000     10,398,945
#*  Universal Entertainment Corp.                                             23,200        843,262
#   Yamada Denki Co., Ltd.                                                 2,346,300     12,926,735
    Yamaguchi Financial Group, Inc.                                          320,148      3,488,061
    Yokohama Rubber Co., Ltd. (The)                                          378,800      6,662,015
    Zeon Corp.                                                                65,000        745,894
                                                                                     --------------
TOTAL JAPAN                                                                           2,382,550,873
                                                                                     --------------
NETHERLANDS -- (2.9%)
    Aegon NV                                                               2,475,925     13,457,870
    Akzo Nobel NV                                                             32,651      2,215,870
*   ArcelorMittal(B03XPL1)                                                 3,861,973     30,113,892
*   ArcelorMittal(B295F26)                                                 1,085,424      8,455,453
    Boskalis Westminster                                                     134,823      4,988,168
    Coca-Cola European Partners P.L.C.                                        31,954      1,103,424
    Gemalto NV                                                                22,216      1,289,281

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
NETHERLANDS -- (Continued)
    ING Groep NV                                                            6,261,830 $ 89,957,126
    ING Groep NV Sponsored ADR                                              1,202,410   17,290,656
    Koninklijke Ahold Delhaize NV                                           2,216,999   47,230,368
    Koninklijke Ahold Delhaize NV Sponsored ADR                               211,969    4,507,521
#   Koninklijke DSM NV                                                        658,446   41,976,166
    Koninklijke KPN NV                                                         11,313       32,592
    Koninklijke Philips NV(500472303)                                         237,488    6,977,398
    Koninklijke Philips NV(5986622)                                         1,045,983   30,691,747
    NN Group NV                                                               713,008   25,251,773
                                                                                      ------------
TOTAL NETHERLANDS                                                                      325,539,305
                                                                                      ------------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                                    1,223,055    6,134,721
    Fletcher Building, Ltd.                                                 1,284,940    9,899,706
    Fonterra Co-operative Group, Ltd.                                         119,064      540,746
                                                                                      ------------
TOTAL NEW ZEALAND                                                                       16,575,173
                                                                                      ------------
NORWAY -- (0.7%)
    DNB ASA                                                                 1,669,831   27,856,979
    Norsk Hydro ASA                                                         2,633,249   15,020,916
    Norsk Hydro ASA Sponsored ADR                                              59,900      337,836
*   Seadrill, Ltd.                                                            258,772      483,904
    Statoil ASA                                                               932,224   17,383,361
    Statoil ASA Sponsored ADR                                                 305,200    5,698,084
*   Storebrand ASA                                                            694,704    4,236,074
*   Subsea 7 SA                                                               330,380    4,495,676
    Yara International ASA                                                    176,946    7,461,032
                                                                                      ------------
TOTAL NORWAY                                                                            82,973,862
                                                                                      ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                                 2,631,973           --
    EDP Renovaveis SA                                                         541,158    3,476,603
                                                                                      ------------
TOTAL PORTUGAL                                                                           3,476,603
                                                                                      ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                                        3,934,100    9,181,182
    City Developments, Ltd.                                                 1,315,900    8,637,548
    DBS Group Holdings, Ltd.                                                1,809,512   24,464,534
    Frasers Centrepoint, Ltd.                                                 453,300      506,953
    Golden Agri-Resources, Ltd.                                            12,719,900    3,826,061
    Hutchison Port Holdings Trust                                          16,251,500    6,912,169
    Keppel Corp., Ltd.                                                      4,879,400   21,411,213
    Olam International, Ltd.                                                  410,300      578,138
    SembCorp Industries, Ltd.                                               1,715,100    3,830,307
    Singapore Airlines, Ltd.                                                2,418,300   17,032,162
    United Industrial Corp., Ltd.                                           1,917,070    3,850,465
    UOL Group, Ltd.                                                           974,274    4,412,560
    Wilmar International, Ltd.                                                561,900    1,546,354
                                                                                      ------------
TOTAL SINGAPORE                                                                        106,189,646
                                                                                      ------------
SPAIN -- (2.8%)
    Acciona SA                                                                  6,116      474,470

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
SPAIN -- (Continued)
    Banco de Sabadell SA                                                   12,572,327 $ 18,980,657
#   Banco Popular Espanol SA                                                3,182,696    3,295,628
#   Banco Santander SA                                                     38,858,119  217,095,009
    Banco Santander SA Sponsored ADR                                          784,463    4,361,614
    CaixaBank SA                                                            4,124,925   15,119,871
    Iberdrola SA(B288C92)                                                   2,340,052   14,780,081
*   Iberdrola SA(BYXLF46)                                                      59,989      377,796
    Mapfre SA                                                               1,066,920    3,234,955
    Repsol SA                                                               2,390,611   35,432,885
                                                                                      ------------
TOTAL SPAIN                                                                            313,152,966
                                                                                      ------------
SWEDEN -- (2.3%)
    Boliden AB                                                              1,273,315   37,145,629
    Holmen AB Class A                                                           2,781      102,893
    Holmen AB Class B                                                          85,183    3,116,713
    ICA Gruppen AB                                                              8,133      265,776
    Millicom International Cellular SA                                         70,355    3,484,139
    Nordea Bank AB                                                          5,514,131   66,568,086
    Skandinaviska Enskilda Banken AB Class A                                2,148,822   24,137,311
    Skandinaviska Enskilda Banken AB Class C                                   25,796      296,658
*   SSAB AB Class A                                                           323,692    1,330,515
*   SSAB AB Class B                                                           795,309    2,680,840
    Svenska Cellulosa AB SCA Class A                                           62,923    1,986,904
    Svenska Cellulosa AB SCA Class B                                          988,825   29,755,309
    Svenska Handelsbanken AB Class A                                          555,585    8,294,166
    Svenska Handelsbanken AB Class B                                            3,434       51,307
    Swedbank AB Class A                                                        27,877      704,871
    Tele2 AB Class B                                                          872,178    7,689,690
    Telefonaktiebolaget LM Ericsson Class A                                    28,098      168,546
    Telefonaktiebolaget LM Ericsson Class B                                 4,879,427   28,878,060
    Telefonaktiebolaget LM Ericsson Sponsored ADR                             834,580    4,915,676
    Telia Co AB                                                             6,695,621   27,160,364
    Trelleborg AB Class B                                                     325,130    6,745,018
                                                                                      ------------
TOTAL SWEDEN                                                                           255,478,471
                                                                                      ------------
SWITZERLAND -- (7.3%)
*   ABB, Ltd.                                                               3,077,842   73,347,542
    Adecco Group AG                                                           640,328   45,818,542
    Baloise Holding AG                                                        207,040   26,659,070
    Banque Cantonale Vaudoise                                                     468      319,695
#   Cie Financiere Richemont SA                                             1,288,956  100,383,509
*   Clariant AG                                                             1,150,414   21,560,187
*   Credit Suisse Group AG                                                    859,528   13,120,800
*   Credit Suisse Group AG Sponsored ADR                                    1,052,790   16,002,408
*   Dufry AG                                                                  102,171   14,585,567
    Flughafen Zuerich AG                                                       10,906    2,144,771
    Helvetia Holding AG                                                         1,645      930,861
*   Julius Baer Group, Ltd.                                                   100,967    4,746,533
*   LafargeHolcim, Ltd.(7110753)                                              752,842   40,535,883
*   LafargeHolcim, Ltd.(BZ3DNX4)                                              375,078   20,039,271
    Novartis AG                                                             1,332,371   98,365,676
    Novartis AG Sponsored ADR                                                   6,178      456,678

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CONTINUED


                                                                             SHARES       VALUE++
                                                                           ---------- ---------------
SWITZERLAND -- (Continued)
    Swatch Group AG (The)(7184736)                                            172,781 $    12,072,209
#   Swatch Group AG (The)(7184725)                                            139,269      49,357,646
*   Swiss Life Holding AG                                                      93,092      28,261,552
    Swiss Re AG                                                             1,037,390      96,942,666
#*  UBS Group AG(BRJL176)                                                   3,448,485      56,042,462
*   UBS Group AG(H42097107)                                                   500,015       8,055,242
*   Zurich Insurance Group AG                                                 326,468      94,014,166
                                                                                      ---------------
TOTAL SWITZERLAND                                                                         823,762,936
                                                                                      ---------------
UNITED KINGDOM -- (16.8%)
*   Anglo American P.L.C.                                                   3,284,169      56,613,450
    Antofagasta P.L.C.                                                        205,201       2,168,088
    Aviva P.L.C.                                                            1,004,454       6,047,694
    Barclays P.L.C.                                                           164,749         457,231
    Barclays P.L.C. Sponsored ADR                                           4,766,662      52,766,948
    Barratt Developments P.L.C.                                             1,616,630       9,749,167
    BHP Billiton P.L.C.                                                       767,576      13,998,893
    BHP Billiton P.L.C. ADR                                                   268,993       9,842,454
    BP P.L.C. Sponsored ADR                                                10,222,105     367,791,338
    Carnival P.L.C.                                                           155,893       8,340,088
*   Glencore P.L.C.                                                        33,377,354     138,238,390
    HSBC Holdings P.L.C.                                                   21,477,669     183,224,189
    HSBC Holdings P.L.C. Sponsored ADR                                      3,019,816     128,644,161
    J Sainsbury P.L.C.                                                      7,029,804      22,871,923
    Kingfisher P.L.C.                                                       7,403,317      31,410,729
    Lloyds Banking Group P.L.C.                                            65,407,793      53,647,501
    Lloyds Banking Group P.L.C. ADR                                         1,412,156       4,688,358
    Old Mutual P.L.C.                                                          50,536         132,704
    Pearson P.L.C.                                                            813,680       6,343,469
    Pearson P.L.C. Sponsored ADR                                            1,237,005       9,574,419
*   Royal Bank of Scotland Group P.L.C.                                     2,796,353       7,833,874
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                         409,166       2,299,513
    Royal Dutch Shell P.L.C. Class A                                        2,248,597      60,985,663
    Royal Dutch Shell P.L.C. Class B                                          398,623      11,258,869
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                         3,237,637     176,095,056
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                         3,794,361     218,061,927
    Royal Mail P.L.C.                                                         769,489       3,996,229
*   Standard Chartered P.L.C.                                               3,984,128      39,013,959
    Vodafone Group P.L.C.                                                  58,351,986     142,934,922
    Vodafone Group P.L.C. Sponsored ADR                                     4,011,201      99,878,912
    WM Morrison Supermarkets P.L.C.                                         6,735,041      20,079,095
                                                                                      ---------------
TOTAL UNITED KINGDOM                                                                    1,888,989,213
                                                                                      ---------------
TOTAL COMMON STOCKS                                                                    10,441,525,446
                                                                                      ---------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                                51,209       3,847,058
    Porsche Automobil Holding SE                                              267,840      16,111,434

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CONTINUED


                                                                              SHARES       VALUE++
                                                                            ---------- ---------------
GERMANY -- (Continued)
     Volkswagen AG                                                             535,010 $    83,545,030
                                                                                       ---------------
TOTAL GERMANY                                                                              103,503,522
                                                                                       ---------------
TOTAL PREFERRED STOCKS                                                                     103,503,522
                                                                                       ---------------
TOTAL INVESTMENT SECURITIES                                                             10,545,028,968
                                                                                       ---------------

                                                                                           VALUE+
                                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@ DFA Short Term Investment Fund                                         62,620,174     724,640,657
                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,505,613,163)^^                                                             $11,269,669,625
                                                                                       ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia                   $   74,087,199 $  632,493,581   --    $   706,580,780
   Austria                                 --      8,468,655   --          8,468,655
   Belgium                                 --    110,454,432   --        110,454,432
   Canada                         870,565,591             --   --        870,565,591
   Denmark                                 --    182,470,283   --        182,470,283
   Finland                          2,608,197     74,516,852   --         77,125,049
   France                             286,007  1,021,515,090   --      1,021,801,097
   Germany                         68,988,880    722,810,077   --        791,798,957
   Hong Kong                               --    275,267,792   --        275,267,792
   Ireland                          8,781,646     21,975,369   --         30,757,015
   Israel                                  --     40,766,258   --         40,766,258
   Italy                           27,547,691     99,232,798   --        126,780,489
   Japan                           38,357,384  2,344,193,489   --      2,382,550,873
   Netherlands                     38,520,309    287,018,996   --        325,539,305
   New Zealand                             --     16,575,173   --         16,575,173
   Norway                           6,519,824     76,454,038   --         82,973,862
   Portugal                                --      3,476,603   --          3,476,603
   Singapore                               --    106,189,646   --        106,189,646
   Spain                            4,739,410    308,413,556   --        313,152,966
   Sweden                           4,915,676    250,562,795   --        255,478,471
   Switzerland                     24,514,328    799,248,608   --        823,762,936
   United Kingdom               1,069,643,086    819,346,127   --      1,888,989,213
Preferred Stocks
   Germany                                 --    103,503,522   --        103,503,522
Securities Lending Collateral              --    724,640,657   --        724,640,657
Futures Contracts**                 1,101,341             --   --          1,101,341
                               -------------- --------------   --    ---------------
TOTAL                          $2,241,176,569 $9,029,594,397   --    $11,270,770,966
                               ============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                           SHARES    VALUE++
                                                                           ------- -----------
COMMON STOCKS -- (92.9%)
Consumer Discretionary -- (17.8%)
    Adastria Co., Ltd.                                                     194,640 $ 5,223,268
#   Aeon Fantasy Co., Ltd.                                                  49,332   1,358,063
*   AGORA Hospitality Group Co., Ltd.                                      591,000     198,462
    Ahresty Corp.                                                          137,600   1,452,362
    Aigan Co., Ltd.                                                         33,400      58,241
    Aisan Industry Co., Ltd.                                               203,300   1,707,115
#*  Akebono Brake Industry Co., Ltd.                                       592,900   1,589,733
#   Alpen Co., Ltd.                                                        111,900   1,997,037
    Alpha Corp.                                                             30,400     307,963
    Alpine Electronics, Inc.                                               277,500   4,052,270
    Amiyaki Tei Co., Ltd.                                                   25,600     896,022
    Amuse, Inc.                                                             70,298   1,120,693
*   Anrakutei Co., Ltd.                                                      2,200      89,837
#   AOI TYO Holdings, Inc.                                                 109,931     823,679
    AOKI Holdings, Inc.                                                    268,400   3,379,647
    Aoyama Trading Co., Ltd.                                               304,000  10,714,730
#   Arata Corp.                                                             28,300     688,213
    Arcland Sakamoto Co., Ltd.                                             176,200   2,157,577
    Arcland Service Holdings Co., Ltd.                                      40,000   1,096,416
    Asahi Broadcasting Corp.                                                24,800     165,548
    Asahi Co., Ltd.                                                        103,300   1,213,405
    Asante, Inc.                                                            17,700     268,682
    Asatsu-DK, Inc.                                                        207,400   5,489,514
    Ashimori Industry Co., Ltd.                                            254,000     362,570
#   ASKUL Corp.                                                             85,400   2,775,648
#   Atom Corp.                                                             435,000   2,778,452
    Atsugi Co., Ltd.                                                       961,000   1,063,032
    Autobacs Seven Co., Ltd.                                               455,700   7,052,946
    Avex Group Holdings, Inc.                                              225,400   3,387,790
    Beenos, Inc.                                                             5,900      77,002
    Belluna Co., Ltd.                                                      291,800   1,999,992
    Best Denki Co., Ltd.                                                   351,100     447,844
    Bic Camera, Inc.                                                       546,600   5,105,411
#   Bookoff Corp.                                                           59,400     428,995
#   BRONCO BILLY Co., Ltd.                                                  62,800   1,543,716
#   Calsonic Kansei Corp.                                                  241,000   3,831,316
    Can Do Co., Ltd.                                                        65,500   1,067,182
    Central Automotive Products, Ltd.                                        5,600      57,360
    Central Sports Co., Ltd.                                                33,800     885,293
    CHIMNEY Co., Ltd.                                                       27,800     691,449
    Chiyoda Co., Ltd.                                                      102,100   2,414,184
    Chofu Seisakusho Co., Ltd.                                             127,700   2,911,740
    Chori Co., Ltd.                                                         71,800   1,245,873
    Chuo Spring Co., Ltd.                                                  196,000     566,380
    Clarion Co., Ltd.                                                      677,000   2,550,410
    Cleanup Corp.                                                          129,700   1,028,822
    Coco's Japan Co., Ltd.                                                   3,600      62,719
    Colowide Co., Ltd.                                                     358,200   6,005,041
    Corona Corp.                                                            86,700     874,894
#   Create Restaurants Holdings, Inc.                                      174,300   1,524,239
*   D.A. Consortium Holdings, Inc.                                         118,700     891,182

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Daido Metal Co., Ltd.                                                  193,000 $1,797,394
#   Daidoh, Ltd.                                                           139,800    547,022
    Daiichikosho Co., Ltd.                                                 101,900  4,049,159
    Daikoku Denki Co., Ltd.                                                 51,800    782,634
    Daikyonishikawa Corp.                                                  221,700  2,891,811
    Dainichi Co., Ltd.                                                      49,300    317,045
    Daisyo Corp.                                                            47,200    656,818
#   DCM Holdings Co., Ltd.                                                 530,600  4,761,280
    Descente, Ltd.                                                         250,600  2,847,362
#*  DLE, Inc.                                                               49,600    312,914
    Doshisha Co., Ltd.                                                     146,100  2,801,294
    Doutor Nichires Holdings Co., Ltd.                                     195,386  3,724,551
    Dunlop Sports Co., Ltd.                                                 76,600    703,878
    Dynic Corp.                                                            174,000    297,289
    Eagle Industry Co., Ltd.                                               147,200  1,975,766
#   EDION Corp.                                                            513,900  4,933,291
#   ES-Con Japan, Ltd.                                                     209,400    711,801
    Exedy Corp.                                                            193,000  5,226,254
#   F-Tech, Inc.                                                            41,900    474,384
    FCC Co., Ltd.                                                          231,400  4,191,844
    Fields Corp.                                                            75,900    832,577
    Fine Sinter Co., Ltd.                                                    9,800    162,080
    First Juken Co., Ltd.                                                   22,400    281,696
    FJ Next Co., Ltd.                                                       44,200    291,030
    Foster Electric Co., Ltd.                                              140,200  2,194,262
    France Bed Holdings Co., Ltd.                                          139,600  1,150,872
#   FTGroup Co., Ltd.                                                       74,000    479,056
#   Fuji Co., Ltd.                                                         110,400  2,297,362
    Fuji Corp.                                                               5,600    100,588
    Fuji Corp., Ltd.                                                       149,600    997,321
    Fuji Kiko Co., Ltd.                                                    137,400    556,660
#   Fuji Kyuko Co., Ltd.                                                   250,000  2,369,466
    Fuji Oozx, Inc.                                                          6,000     20,023
    Fujibo Holdings, Inc.                                                   67,100  1,997,561
#   Fujikura Rubber, Ltd.                                                   93,200    542,445
#   Fujio Food System Co., Ltd.                                              8,800    205,008
    Fujishoji Co., Ltd.                                                     47,100    496,567
#   Fujita Kanko, Inc.                                                     226,000    709,126
    FuKoKu Co., Ltd.                                                        40,800    334,174
#   Funai Electric Co., Ltd.                                               121,700    976,811
#   Furukawa Battery Co., Ltd. (The)                                        89,000    590,956
    Futaba Industrial Co., Ltd.                                            344,700  2,049,105
    G-7 Holdings, Inc.                                                      32,000    579,943
    G-Tekt Corp.                                                           110,800  2,080,925
    Gakken Holdings Co., Ltd.                                              313,000    864,893
    Gakkyusha Co., Ltd.                                                     14,600    194,999
#   Genki Sushi Co., Ltd.                                                   13,700    264,678
#   Geo Holdings Corp.                                                     223,300  2,579,648
    Gfoot Co., Ltd.                                                         12,700     92,277
#   GLOBERIDE, Inc.                                                         62,299  1,020,176
#   Gokurakuyu Holdings Co., Ltd.                                           21,200    162,177
    Goldwin, Inc.                                                            4,000    184,589
    Golf Digest Online, Inc.                                                49,500    402,537

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Gourmet Kineya Co., Ltd.                                                  85,000 $  761,143
    GSI Creos Corp.                                                          306,000    365,781
    Gunze, Ltd.                                                            1,080,000  3,712,788
    H-One Co., Ltd.                                                           91,800    841,070
    H2O Retailing Corp.                                                      326,600  5,405,338
    Hagihara Industries, Inc.                                                 35,500    822,155
#   Hakuyosha Co., Ltd.                                                        6,500    153,561
#   Handsman Co., Ltd.                                                        22,800    365,746
#   Happinet Corp.                                                            93,800  1,068,473
    Hard Off Corp. Co., Ltd.                                                  57,900    602,135
    Haruyama Holdings, Inc.                                                   47,900    388,729
    Heiwa Corp.                                                              200,400  4,831,488
    HI-LEX Corp.                                                              63,100  1,653,281
    Hiday Hidaka Corp.                                                        98,047  2,333,719
#   Himaraya Co., Ltd.                                                        35,900    272,451
#   Hiramatsu, Inc.                                                          174,500  1,013,463
#   HIS Co., Ltd.                                                            247,200  6,596,850
    Honeys Co., Ltd.                                                         106,040  1,014,738
    Hoosiers Holdings                                                        181,100    972,046
#   Hotland Co., Ltd.                                                         32,300    307,422
    I K K, Inc.                                                               25,900    163,222
*   IBJ, Inc.                                                                103,500    537,694
#   Ichibanya Co., Ltd.                                                       54,958  1,805,705
    Ichikoh Industries, Ltd.                                                 286,000  1,079,383
#   IDOM, Inc.                                                               420,500  2,752,430
    IJT Technology Holdings Co., Ltd.                                        124,680    561,362
    Imasen Electric Industrial                                                93,900    831,110
    Imperial Hotel, Ltd.                                                      13,000    240,342
    Intage Holdings, Inc.                                                     97,800  1,818,120
*   Izuhakone Railway Co., Ltd.                                                  300         --
*   Izutsuya Co., Ltd.                                                        61,699    217,000
#*  Janome Sewing Machine Co., Ltd.                                          106,400    789,238
    Japan Wool Textile Co., Ltd. (The)                                       343,000  2,685,890
#   Jin Co., Ltd.                                                             84,100  4,285,062
#   Joban Kosan Co., Ltd.                                                     35,399    504,449
    Jolly - Pasta Co., Ltd.                                                    2,000     24,955
    Joshin Denki Co., Ltd.                                                   205,000  1,906,272
    Joyful Honda Co., Ltd.                                                    29,300    810,336
#   JP-Holdings, Inc.                                                        374,800    868,207
#   JVC Kenwood Corp.                                                        885,430  2,395,204
#   K's Holdings Corp.                                                        48,000    866,186
*   Kadokawa Dwango                                                          328,233  5,072,523
#   Kappa Create Co., Ltd.                                                   145,300  1,704,792
    Kasai Kogyo Co., Ltd.                                                    143,900  1,661,738
    Kawai Musical Instruments Manufacturing Co., Ltd.                         45,200    898,821
    Keihin Corp.                                                             267,500  4,733,953
#   Keiyo Co., Ltd.                                                          179,800    914,275
#   KFC Holdings Japan, Ltd.                                                  90,600  1,568,290
#*  Kintetsu Department Store Co., Ltd.                                      218,000    686,910
    Kitamura Co., Ltd.                                                         2,000     13,825
*   KNT-CT Holdings Co., Ltd.                                                697,000    900,363
#   Kohnan Shoji Co., Ltd.                                                   188,500  3,515,139
#*  Kojima Co., Ltd.                                                         176,000    425,559

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Komatsu Seiren Co., Ltd.                                                 193,700 $1,239,198
#   Komehyo Co., Ltd.                                                         19,700    220,468
    Komeri Co., Ltd.                                                         202,200  4,761,244
#   Konaka Co., Ltd.                                                         120,060    619,539
    Koshidaka Holdings Co., Ltd.                                              56,300  1,155,250
    Kourakuen Holdings Corp.                                                  49,400    710,239
    KU Holdings Co., Ltd.                                                    130,900    999,174
    Kura Corp.                                                                69,200  2,886,100
    Kurabo Industries, Ltd.                                                1,241,000  2,581,772
    KYB Corp.                                                              1,157,000  5,633,312
    Kyoritsu Maintenance Co., Ltd.                                            83,831  5,467,810
#*  Laox Co., Ltd.                                                           180,100  1,112,825
    LEC, Inc.                                                                 41,600  1,355,716
    Look, Inc.                                                               228,000    361,735
#   Mamiya-Op Co., Ltd.                                                       25,800    281,910
    Mars Engineering Corp.                                                    50,500    968,744
#*  Maruzen CHI Holdings Co., Ltd.                                            41,700    131,070
#   Matsuya Co., Ltd.                                                        188,500  1,628,159
#   Matsuya Foods Co., Ltd.                                                   52,900  1,927,524
    Meiko Network Japan Co., Ltd.                                            146,800  1,626,962
    Meiwa Estate Co., Ltd.                                                    65,400    425,404
    Mikuni Corp.                                                             121,200    422,955
#   Misawa Homes Co., Ltd.                                                   164,000  1,550,981
    Mitsuba Corp.                                                            208,690  3,634,356
    Mitsui Home Co., Ltd.                                                    165,000    814,732
    Mizuno Corp.                                                             594,000  3,071,010
#   Monogatari Corp. (The)                                                    31,500  1,141,200
#   Morito Co., Ltd.                                                          33,400    278,497
    Mr Max Corp.                                                             102,200    368,615
    Murakami Corp.                                                            13,500    294,556
    Musashi Seimitsu Industry Co., Ltd.                                      145,900  4,016,247
#   Nafco Co., Ltd.                                                           35,800    575,876
    Nagawa Co., Ltd.                                                          17,100    669,983
*   Naigai Co., Ltd.                                                         544,000    298,304
#   Nakayamafuku Co., Ltd.                                                    13,900    101,198
#   Next Co., Ltd.                                                           319,300  2,157,765
    NHK Spring Co., Ltd.                                                     123,200  1,241,450
    Nice Holdings, Inc.                                                      444,000    601,048
    Nichirin Co., Ltd.                                                        17,900    269,523
    Nihon Eslead Corp.                                                        36,000    447,672
    Nihon House Holdings Co., Ltd.                                           233,300  1,054,317
    Nihon Plast Co., Ltd.                                                     46,100    416,257
    Nihon Tokushu Toryo Co., Ltd.                                             78,800  1,225,484
    Nippon Felt Co., Ltd.                                                     58,200    262,919
    Nippon Piston Ring Co., Ltd.                                              48,600    907,157
    Nippon Seiki Co., Ltd.                                                   244,400  5,264,736
    Nippon View Hotel Co., Ltd.                                                6,200     77,825
    Nishikawa Rubber Co., Ltd.                                                15,000    215,560
    Nishimatsuya Chain Co., Ltd.                                             172,700  2,159,422
    Nissan Shatai Co., Ltd.                                                  255,200  2,417,918
    Nissan Tokyo Sales Holdings Co., Ltd.                                    208,000    626,130
    Nissei Build Kogyo Co., Ltd.                                             388,000  1,970,476
    Nissin Kogyo Co., Ltd.                                                   230,200  3,803,140

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Nittan Valve Co., Ltd.                                                    86,000 $  313,978
    Nojima Corp.                                                             129,700  1,427,747
    Ohashi Technica, Inc.                                                     36,600    469,510
    Ohsho Food Service Corp.                                                  66,700  2,588,917
    Onward Holdings Co., Ltd.                                                736,000  5,433,824
#   Ootoya Holdings Co., Ltd.                                                 10,900    197,908
#*  OPT Holdings, Inc.                                                        86,700    552,201
#   Otsuka Kagu, Ltd.                                                         57,300    507,984
#   Pacific Industrial Co., Ltd.                                             248,400  3,070,953
#   PAL GROUP Holdings Co., Ltd.                                              75,500  1,922,303
    PALTAC Corp.                                                             214,634  5,548,546
    PanaHome Corp.                                                           507,200  4,299,563
    PAPYLESS Co., Ltd.                                                         3,700    153,922
    Parco Co., Ltd.                                                          123,400  1,202,502
    Paris Miki Holdings, Inc.                                                161,800    661,100
#   PC Depot Corp.                                                           234,241  1,298,684
    People Co., Ltd.                                                          17,000    283,201
    PIA Corp.                                                                 17,400    433,896
    Piolax, Inc.                                                              56,700  3,656,612
*   Pioneer Corp.                                                          1,938,300  4,254,600
    Plenus Co., Ltd.                                                         133,800  2,907,051
    Press Kogyo Co., Ltd.                                                    595,000  2,700,742
    Pressance Corp.                                                          214,000  2,580,185
    Proto Corp.                                                               64,100    792,842
#   Raccoon Co., Ltd.                                                         30,400    134,210
    Renaissance, Inc.                                                         60,600    815,263
#*  Renown, Inc.                                                             306,000    314,173
#   Resol Holdings Co., Ltd.                                                 168,000    508,954
    Rhythm Watch Co., Ltd.                                                   559,000    910,099
#   Riberesute Corp.                                                          36,900    271,073
#   Ride On Express Co., Ltd.                                                 18,700    141,066
#   Right On Co., Ltd.                                                        87,425    755,915
    Riken Corp.                                                               54,100  2,054,278
    Ringer Hut Co., Ltd.                                                     126,000  2,630,804
#   Riso Kyoiku Co., Ltd.                                                    211,700  1,119,669
    Round One Corp.                                                          456,600  3,285,058
    Royal Holdings Co., Ltd.                                                 186,600  3,165,791
#   Sac's Bar Holdings, Inc.                                                 103,450  1,124,071
    Saizeriya Co., Ltd.                                                      194,300  4,493,921
#   Sakai Ovex Co., Ltd.                                                      29,799    476,419
    San Holdings, Inc.                                                        15,400    214,915
    Sanden Holdings Corp.                                                    714,000  2,257,081
#   Sanei Architecture Planning Co., Ltd.                                     50,300    702,082
    Sangetsu Corp.                                                           328,750  5,819,235
#   Sanko Marketing Foods Co., Ltd.                                           27,800    233,081
    Sankyo Seiko Co., Ltd.                                                   183,400    678,779
    Sanoh Industrial Co., Ltd.                                               136,500    990,252
#   Sanrio Co., Ltd.                                                         306,400  6,008,883
    Sanyo Electric Railway Co., Ltd.                                         296,000  1,602,611
    Sanyo Housing Nagoya Co., Ltd.                                            46,100    409,630
#   Sanyo Shokai, Ltd.                                                       694,000  1,032,823
    Sato Restaurant Systems Co., Ltd.                                         26,300    195,023
#   Scroll Corp.                                                             166,300    507,532

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
Consumer Discretionary -- (Continued)
#   Seiko Holdings Corp.                                                   979,407 $3,546,945
    Seiren Co., Ltd.                                                       306,800  3,792,525
    Senshukai Co., Ltd.                                                    213,600  1,393,105
#   Septeni Holdings Co., Ltd.                                             609,000  1,970,745
#   SFP Dining Co., Ltd.                                                    50,600    668,952
#   Shidax Corp.                                                           108,100    433,648
    Shikibo, Ltd.                                                          779,000  1,075,078
    Shimachu Co., Ltd.                                                     297,200  7,270,283
    Shimojima Co., Ltd.                                                     27,900    288,319
    Shobunsha Publications, Inc.                                           258,500  1,593,296
    Shochiku Co., Ltd.                                                      54,000    643,282
    Shoei Co., Ltd.                                                         46,700  1,068,483
    Showa Corp.                                                            317,500  2,184,784
    SKY Perfect JSAT Holdings, Inc.                                        764,600  3,440,858
#   Snow Peak, Inc.                                                         22,200    594,794
    SNT Corp.                                                               92,800    580,963
#   Soft99 Corp.                                                            68,600    512,676
#   Sotoh Co., Ltd.                                                         41,400    426,798
    SPK Corp.                                                               19,800    437,095
    St Marc Holdings Co., Ltd.                                             101,400  3,055,278
    Starts Corp., Inc.                                                     181,500  3,157,602
    Step Co., Ltd.                                                          40,700    505,606
#   Studio Alice Co., Ltd.                                                  57,700  1,103,877
    Suminoe Textile Co., Ltd.                                              323,000    782,704
    Sumitomo Riko Co., Ltd.                                                235,200  2,428,734
#   Sun Corp.                                                               58,100    394,340
    Suncall Corp.                                                           27,000    129,122
    T RAD Co., Ltd.                                                        422,000  1,081,407
    T-Gaia Corp.                                                           155,100  2,538,357
    Tachi-S Co., Ltd.                                                      166,140  2,739,566
#   Tachikawa Corp.                                                         52,400    430,836
    Taiho Kogyo Co., Ltd.                                                   98,200  1,430,941
#*  Takata Corp.                                                           168,000    792,570
    Take And Give Needs Co., Ltd.                                           54,070    356,767
    Takihyo Co., Ltd.                                                       79,000    328,045
#   Tama Home Co., Ltd.                                                     95,900    467,126
    Tamron Co., Ltd.                                                       128,500  2,328,746
#   TASAKI & Co., Ltd.                                                      88,900  1,215,494
    TBK Co., Ltd.                                                          118,500    517,036
    Tear Corp.                                                               7,100     40,051
    Tenpos Busters Co., Ltd.                                                 6,500    107,228
    Tigers Polymer Corp.                                                    50,600    367,612
    Toa Corp.                                                              127,800  1,163,911
#   Toabo Corp.                                                             54,799    267,241
    Toei Animation Co., Ltd.                                                26,100  1,333,463
    Toei Co., Ltd.                                                         449,000  3,993,740
    Tohokushinsha Film Corp.                                                22,500    152,125
    Tokai Rika Co., Ltd.                                                   318,800  6,344,881
    Token Corp.                                                             47,550  3,359,903
#   Tokyo Dome Corp.                                                       567,100  5,379,435
#   Tokyo Individualized Educational Institute, Inc.                       112,900    922,865
    Tokyo Radiator Manufacturing Co., Ltd.                                   3,400     28,120
    Tokyotokeiba Co., Ltd.                                                 822,000  1,909,412

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Consumer Discretionary -- (Continued)
#   Tokyu Recreation Co., Ltd.                                                83,000 $    582,432
    Tomy Co., Ltd.                                                           440,593    4,685,774
    Topre Corp.                                                              264,300    6,733,171
    Toridoll Holdings Corp.                                                  146,300    3,198,534
#   Torikizoku Co., Ltd.                                                      43,700      900,578
    Tosho Co., Ltd.                                                           51,200    2,382,383
    Tow Co., Ltd.                                                             69,300      396,129
    Toyo Tire & Rubber Co., Ltd.                                             623,700    7,566,114
    TPR Co., Ltd.                                                            131,000    3,734,487
    TS Tech Co., Ltd.                                                        291,000    7,426,706
    TSI Holdings Co., Ltd.                                                   439,895    3,146,248
#   Tsukada Global Holdings, Inc.                                            109,400      630,822
    Tsukamoto Corp. Co., Ltd.                                                190,000      216,918
    Tsutsumi Jewelry Co., Ltd.                                                50,900      877,479
    TV Asahi Holdings Corp.                                                   63,100    1,263,297
    Tv Tokyo Holdings Corp.                                                   86,300    1,767,968
#*  U-Shin, Ltd.                                                             114,300      888,545
    Umenohana Co., Ltd.                                                        1,000       23,735
    Unipres Corp.                                                            230,700    4,867,265
#   United Arrows, Ltd.                                                      157,600    4,451,793
#*  Unitika, Ltd.                                                          3,992,000    2,857,909
#*  Universal Entertainment Corp.                                            116,400    4,230,851
    Usen Corp.                                                               685,080    2,299,178
    ValueCommerce Co., Ltd.                                                   57,700      180,434
    Vector, Inc.                                                             166,500    1,751,037
#   VIA Holdings, Inc.                                                        41,700      409,937
#   Village Vanguard Co., Ltd.                                                32,100      323,366
#   VT Holdings Co., Ltd.                                                    508,400    2,472,181
    Wacoal Holdings Corp.                                                    676,000    8,192,069
#   WATAMI Co., Ltd.                                                         141,100    1,377,550
    Watts Co., Ltd.                                                            4,500       45,126
    Workman Co., Ltd.                                                          2,200       65,817
    Wowow, Inc.                                                               49,200    1,558,690
    Xebio Holdings Co., Ltd.                                                 162,900    2,433,919
    Yachiyo Industry Co., Ltd.                                                24,000      226,202
    Yamato International, Inc.                                                13,900       50,329
    Yellow Hat, Ltd.                                                          92,700    2,123,151
    Yomiuri Land Co., Ltd.                                                   243,000    1,002,826
    Yondoshi Holdings, Inc.                                                   21,320      469,124
    Yorozu Corp.                                                             112,500    1,563,372
    Yoshinoya Holdings Co., Ltd.                                              54,500      785,243
#   Yume No Machi Souzou Iinkai Co., Ltd.                                     15,600      458,868
    Yutaka Giken Co., Ltd.                                                     3,100       64,268
    Zenrin Co., Ltd.                                                         161,500    3,135,414
#   Zojirushi Corp.                                                          232,300    3,034,868
                                                                                     ------------
Total Consumer Discretionary                                                          600,957,873
                                                                                     ------------
Consumer Staples -- (7.4%)
    Aeon Hokkaido Corp.                                                      273,900    1,488,994
    Ain Holdings, Inc.                                                       124,600    9,133,632
    Albis Co., Ltd.                                                           11,800      334,327
    Arcs Co., Ltd.                                                           232,800    5,245,278
    Ariake Japan Co., Ltd.                                                   117,000    6,201,909

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
Consumer Staples -- (Continued)
    Artnature, Inc.                                                        113,600 $  759,538
    Axial Retailing, Inc.                                                   89,300  3,509,554
    Belc Co., Ltd.                                                          59,400  2,188,937
    Bourbon Corp.                                                            9,300    231,465
    C'BON COSMETICS Co., Ltd.                                                3,000     65,938
    Cawachi, Ltd.                                                           91,800  2,362,154
    Chubu Shiryo Co., Ltd.                                                 119,300  1,106,380
#   Chuo Gyorui Co., Ltd.                                                   93,000    229,667
#   Ci:z Holdings Co., Ltd.                                                157,300  4,542,065
    Coca-Cola East Japan Co., Ltd.                                         108,400  2,360,645
    Cocokara fine, Inc.                                                    109,660  4,558,556
    Cota Co., Ltd.                                                           7,600     91,079
    Create SD Holdings Co., Ltd.                                           164,400  3,626,189
#   Daikokutenbussan Co., Ltd.                                              38,300  1,779,476
    DyDo Group Holdings, Inc.                                               47,100  2,485,770
#   Earth Chemical Co., Ltd.                                                26,300  1,125,547
    Eco's Co., Ltd.                                                         24,700    273,742
    Fancl Corp.                                                             95,300  1,315,766
    Feed One Co., Ltd.                                                     812,440  1,251,774
*   First Baking Co., Ltd.                                                 183,000    208,851
    Fuji Oil Holdings, Inc.                                                362,600  7,258,143
    Fujicco Co., Ltd.                                                       90,400  2,005,114
#   Genky Stores, Inc.                                                      24,200  1,324,320
#   HABA Laboratories, Inc.                                                  4,200    153,369
    Hagoromo Foods Corp.                                                    39,000    451,156
    Halows Co., Ltd.                                                        21,300    435,248
*   Hayashikane Sangyo Co., Ltd.                                            24,200    184,550
    Heiwado Co., Ltd.                                                      182,000  4,194,009
    Hokkaido Coca-Cola Bottling Co., Ltd.                                   87,000    499,010
    Hokuto Corp.                                                           154,600  2,797,434
#   House Foods Group, Inc.                                                 99,700  2,139,451
    Ichimasa Kamaboko Co., Ltd.                                              3,300     33,189
#   Inageya Co., Ltd.                                                      177,800  2,414,231
    Itochu-Shokuhin Co., Ltd.                                               27,200  1,045,050
    Iwatsuka Confectionery Co., Ltd.                                         2,200     86,428
    J-Oil Mills, Inc.                                                       57,100  1,979,237
    Kadoya Sesame Mills, Inc.                                                  700     29,164
#   Kakiyasu Honten Co., Ltd.                                               29,800    521,624
    Kameda Seika Co., Ltd.                                                  72,000  3,380,328
    Kaneko Seeds Co., Ltd.                                                  29,600    388,164
    Kato Sangyo Co., Ltd.                                                  121,100  2,908,653
    Kenko Mayonnaise Co., Ltd.                                              60,800  1,621,737
#   Key Coffee, Inc.                                                       109,700  2,053,835
    Kirindo Holdings Co., Ltd.                                              29,300    221,649
#   Kobe Bussan Co., Ltd.                                                   78,000  2,522,891
    Kotobuki Spirits Co., Ltd.                                             107,100  2,592,987
    Kusuri no Aoki Holdings Co., Ltd.                                       92,700  3,961,363
#   Kyokuyo Co., Ltd.                                                       59,299  1,429,555
    Life Corp.                                                             165,100  4,773,988
    Mandom Corp.                                                           104,400  4,927,735
    Marudai Food Co., Ltd.                                                 605,000  2,626,947
    Maruha Nichiro Corp.                                                   244,307  6,757,316

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Consumer Staples -- (Continued)
#   Maxvalu Nishinihon Co., Ltd.                                               6,500 $   97,594
#   Maxvalu Tokai Co., Ltd.                                                   49,300    852,919
    Medical System Network Co., Ltd.                                         143,300    526,708
    Megmilk Snow Brand Co., Ltd.                                              88,700  2,328,074
    Meito Sangyo Co., Ltd.                                                    52,200    646,148
    Milbon Co., Ltd.                                                          67,676  2,960,558
    Ministop Co., Ltd.                                                        92,800  1,666,797
    Mitsubishi Shokuhin Co., Ltd.                                             81,100  2,417,884
    Mitsui Sugar Co., Ltd.                                                   112,770  2,508,047
    Miyoshi Oil & Fat Co., Ltd.                                              379,000    476,493
    Morinaga & Co., Ltd.                                                      40,300  1,743,814
    Morinaga Milk Industry Co., Ltd.                                       1,164,000  8,030,185
#   Morozoff, Ltd.                                                           189,000    846,936
    Nagatanien Holdings Co., Ltd.                                            138,000  1,739,656
    Nakamuraya Co., Ltd.                                                      18,400    820,055
    Natori Co., Ltd.                                                          41,600    666,320
    Nichimo Co., Ltd.                                                        170,000    265,005
    Nihon Chouzai Co., Ltd.                                                   29,060  1,098,084
    Niitaka Co., Ltd.                                                          2,060     26,379
    Nippon Beet Sugar Manufacturing Co., Ltd.                                 66,100  1,346,009
    Nippon Flour Mills Co., Ltd.                                             361,000  5,116,044
    Nippon Suisan Kaisha, Ltd.                                             1,570,900  7,734,656
    Nisshin Oillio Group, Ltd. (The)                                         808,000  3,816,993
    Nissin Sugar Co., Ltd.                                                    64,400    961,618
    Nitto Fuji Flour Milling Co., Ltd.                                         6,400    230,613
    Noevir Holdings Co., Ltd.                                                 61,300  2,140,001
    Oenon Holdings, Inc.                                                     307,000    741,778
#   OIE Sangyo Co., Ltd.                                                      20,900    209,464
    Okuwa Co., Ltd.                                                          162,000  1,652,279
    Olympic Group Corp.                                                       63,100    346,531
#   OUG Holdings, Inc.                                                        34,000     78,011
    Prima Meat Packers, Ltd.                                                 956,000  3,734,554
    Qol Co., Ltd.                                                             91,800  1,194,380
    Retail Partners Co., Ltd.                                                  1,100     11,863
    Riken Vitamin Co., Ltd.                                                   74,100  2,921,554
    Rock Field Co., Ltd.                                                     132,000  1,907,509
    Rokko Butter Co., Ltd.                                                    71,900  1,538,404
#   S Foods, Inc.                                                             78,162  2,121,158
    S&B Foods, Inc.                                                              499     23,370
    Sagami Rubber Industries Co., Ltd.                                         6,000     57,542
    Sakata Seed Corp.                                                        142,600  4,089,942
    San-A Co., Ltd.                                                          101,200  4,693,128
    Sapporo Holdings, Ltd.                                                   200,000  5,201,699
    Shoei Foods Corp.                                                         75,600  1,459,836
    Showa Sangyo Co., Ltd.                                                   609,000  3,226,199
    Sogo Medical Co., Ltd.                                                    55,800  2,043,766
    ST Corp.                                                                  81,200  1,272,548
#   Starzen Co., Ltd.                                                         55,800  2,351,665
    Takara Holdings, Inc.                                                    980,300  9,368,016
    Tobu Store Co., Ltd.                                                      19,000    485,353
    Toho Co., Ltd.                                                            44,100    973,779
    Tohto Suisan Co., Ltd.                                                    17,299    295,809
#   Torigoe Co., Ltd. (The)                                                   82,000    570,246

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Consumer Staples -- (Continued)
    Toyo Sugar Refining Co., Ltd.                                            157,000 $    161,183
    Transaction Co., Ltd.                                                      9,500      176,740
    United Super Markets Holdings, Inc.                                      300,300    2,625,128
    Valor Holdings Co., Ltd.                                                 220,500    5,729,500
    Warabeya Nichiyo Holdings Co., Ltd.                                       87,360    1,901,391
    Watahan & Co., Ltd.                                                       28,300      406,974
    YA-MAN, Ltd.                                                               6,800      389,450
#   Yaizu Suisankagaku Industry Co., Ltd.                                     47,300      507,780
    Yakuodo Co., Ltd.                                                         55,600      999,435
    Yamatane Corp.                                                            53,500      770,751
#   Yamaya Corp.                                                              25,600      389,070
    Yamazawa Co., Ltd.                                                           700       11,405
    Yaoko Co., Ltd.                                                          111,400    4,526,252
#   Yokohama Reito Co., Ltd.                                                 291,700    2,664,038
    Yomeishu Seizo Co., Ltd.                                                  49,800      833,448
    Yuasa Funashoku Co., Ltd.                                                125,000      336,659
    Yutaka Foods Corp.                                                         6,000       99,648
                                                                                     ------------
Total Consumer Staples                                                                250,357,933
                                                                                     ------------
Energy -- (1.0%)
#   BP Castrol K.K.                                                           57,400      834,586
    Cosmo Energy Holdings Co., Ltd.                                          363,000    6,281,940
    Fuji Kosan Co., Ltd.                                                      33,100      134,230
*   Fuji Oil Co., Ltd.                                                       284,800    1,019,535
    Itochu Enex Co., Ltd.                                                    302,200    2,449,625
#   Japan Drilling Co., Ltd.                                                  41,100      870,084
    Japan Oil Transportation Co., Ltd.                                         8,400      183,132
    Japan Petroleum Exploration Co., Ltd.                                    190,600    4,281,507
    Mitsuuroko Group Holdings Co., Ltd.                                      181,700    1,144,535
#   Modec, Inc.                                                              114,600    1,915,037
    Nippon Coke & Engineering Co., Ltd.                                    1,272,800    1,229,639
    Nippon Gas Co., Ltd.                                                     206,100    5,916,821
    Sala Corp.                                                               208,100    1,136,765
    San-Ai Oil Co., Ltd.                                                     310,000    2,380,599
    Shinko Plantech Co., Ltd.                                                237,200    1,698,419
    Sinanen Holdings Co., Ltd.                                                52,000    1,013,748
    Toa Oil Co., Ltd.                                                        415,000      555,049
    Toyo Kanetsu K.K.                                                        568,000    1,684,874
                                                                                     ------------
Total Energy                                                                           34,730,125
                                                                                     ------------
Financials -- (8.8%)
    77 Bank, Ltd. (The)                                                    1,749,760    8,117,696
    Accretive Co., Ltd.                                                       57,800      220,043
    Advance Create Co., Ltd.                                                   3,900       69,366
    Aichi Bank, Ltd. (The)                                                    51,700    2,989,576
    Aizawa Securities Co., Ltd.                                              162,800      935,446
    Akita Bank, Ltd. (The)                                                 1,079,400    3,396,968
#   Anicom Holdings, Inc.                                                     88,500    1,804,807
    Aomori Bank, Ltd. (The)                                                1,186,000    3,908,007
    Asax Co., Ltd.                                                             1,700       24,259
    Awa Bank, Ltd. (The)                                                   1,178,000    7,344,081
#   Bank of Iwate, Ltd. (The)                                                 99,400    3,977,353

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Financials -- (Continued)
    Bank of Kochi, Ltd. (The)                                                301,000 $  358,930
#   Bank of Nagoya, Ltd. (The)                                               102,430  3,698,815
    Bank of Okinawa, Ltd. (The)                                              132,960  4,779,509
    Bank of Saga, Ltd. (The)                                                 808,000  2,067,331
    Bank of the Ryukyus, Ltd.                                                227,380  3,039,988
    Bank of Toyama, Ltd. (The)                                                   300     10,929
    Chiba Kogyo Bank, Ltd. (The)                                             259,600  1,340,739
#   Chukyo Bank, Ltd. (The)                                                   70,000  1,429,091
#   Daisan Bank, Ltd. (The)                                                   85,500  1,317,524
    Daishi Bank, Ltd. (The)                                                2,071,000  9,141,971
    Daito Bank, Ltd. (The)                                                   873,000  1,289,525
    Dream Incubator, Inc.                                                     10,600    185,897
#   DSB Co., Ltd.                                                             55,800    309,458
#   eGuarantee, Inc.                                                          39,200    947,471
#   Ehime Bank, Ltd. (The)                                                   190,600  2,294,625
    Eighteenth Bank, Ltd. (The)                                            1,048,000  3,239,204
    FIDEA Holdings Co., Ltd.                                                 874,800  1,600,823
    Financial Products Group Co., Ltd.                                       409,700  3,666,897
    Fukui Bank, Ltd. (The)                                                 1,317,000  3,412,308
    Fukushima Bank, Ltd. (The)                                             1,421,000  1,193,962
    Fuyo General Lease Co., Ltd.                                              92,800  4,615,564
    GCA Corp.                                                                119,400    871,394
    GMO Click Holdings, Inc.                                                  19,500    140,210
    Gunma Bank, Ltd. (The)                                                    83,100    453,293
    Hokkoku Bank, Ltd. (The)                                               1,742,000  6,641,728
    Hokuetsu Bank, Ltd. (The)                                                130,000  3,072,938
    Hokuhoku Financial Group, Inc.                                           364,900  6,251,441
    Hyakugo Bank, Ltd. (The)                                               1,614,609  6,631,902
    Hyakujushi Bank, Ltd. (The)                                            1,584,000  5,265,477
    IBJ Leasing Co., Ltd.                                                    116,300  2,546,536
    Ichiyoshi Securities Co., Ltd.                                           229,400  1,781,088
    IwaiCosmo Holdings, Inc.                                                 106,900  1,016,372
    Iyo Bank, Ltd. (The)                                                     419,200  2,812,903
    J Trust Co., Ltd.                                                        214,200  2,310,064
    Jaccs Co., Ltd.                                                          449,000  2,033,062
    Jafco Co., Ltd.                                                          218,500  7,369,979
    Japan Securities Finance Co., Ltd.                                       371,100  1,990,681
    Jimoto Holdings, Inc.                                                    544,200    920,118
    Juroku Bank, Ltd. (The)                                                2,085,000  7,227,893
    kabu.com Securities Co., Ltd.                                          1,026,600  3,502,141
    Kansai Urban Banking Corp.                                               149,200  1,954,637
    Keiyo Bank, Ltd. (The)                                                 1,576,000  7,252,850
    Kita-Nippon Bank, Ltd. (The)                                              49,506  1,358,214
    Kiyo Bank, Ltd. (The)                                                    396,690  6,318,450
    Kosei Securities Co., Ltd. (The)                                          85,000    145,428
    Kyokuto Securities Co., Ltd.                                             128,800  1,864,607
    Kyushu Financial Group, Inc.                                             410,520  2,828,552
*   M&A Capital Partners Co., Ltd.                                            30,400  1,110,293
#   Marusan Securities Co., Ltd.                                             119,100  1,005,631
    Matsui Securities Co., Ltd.                                               77,900    667,070
#   Michinoku Bank, Ltd. (The)                                               846,000  1,428,494
    Mie Bank, Ltd. (The)                                                      52,300  1,080,911
#   Minato Bank, Ltd. (The)                                                  108,400  2,023,418

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Financials -- (Continued)
    Mito Securities Co., Ltd.                                                338,500 $    923,327
    Miyazaki Bank, Ltd. (The)                                                931,000    3,088,094
    Monex Group, Inc.                                                      1,215,700    3,209,548
#   Money Partners Group Co., Ltd.                                            96,900      458,408
    Musashino Bank, Ltd. (The)                                               206,000    6,089,162
#   Nagano Bank, Ltd. (The)                                                   51,799      919,648
    Nanto Bank, Ltd. (The)                                                   121,600    4,896,717
*   New Real Property K.K.                                                    43,900           --
*   Nishi-Nippon Financial Holdings, Inc.                                    499,600    5,239,053
    North Pacific Bank, Ltd.                                               2,303,600    9,252,568
    OAK Capital Corp.                                                        265,200      420,388
    Ogaki Kyoritsu Bank, Ltd. (The)                                        1,857,000    7,166,966
#   Oita Bank, Ltd. (The)                                                  1,014,900    3,802,848
    Okasan Securities Group, Inc.                                            779,000    5,086,750
    Pocket Card Co., Ltd.                                                     35,600      188,826
    Ricoh Leasing Co., Ltd.                                                   96,900    2,942,335
    San-In Godo Bank, Ltd. (The)                                             957,000    7,989,001
#   Sawada Holdings Co., Ltd.                                                142,000    1,159,347
    Senshu Ikeda Holdings, Inc.                                            1,424,200    6,543,080
#   Shiga Bank, Ltd. (The)                                                 1,365,000    7,659,686
    Shikoku Bank, Ltd. (The)                                               1,210,000    3,026,486
    Shimane Bank, Ltd. (The)                                                  16,600      204,275
    Shimizu Bank, Ltd. (The)                                                  48,000    1,524,010
#*  Showa Holdings Co., Ltd.                                                  10,600       25,071
#   Sparx Group Co., Ltd.                                                    584,100    1,165,655
    Taiko Bank, Ltd. (The)                                                   219,000      490,158
#   Takagi Securities Co., Ltd.                                              224,000      422,123
    Tochigi Bank, Ltd. (The)                                                 705,000    3,583,769
    Toho Bank, Ltd. (The)                                                  1,323,200    4,971,649
    Tohoku Bank, Ltd. (The)                                                  588,000      810,930
    Tokai Tokyo Financial Holdings, Inc.                                   1,190,900    6,613,756
    Tokyo TY Financial Group, Inc.                                           155,338    5,403,309
    Tomato Bank, Ltd.                                                         48,400      675,373
    TOMONY Holdings, Inc.                                                    913,950    4,863,885
    Tottori Bank, Ltd. (The)                                                  35,300      593,862
    Towa Bank, Ltd. (The)                                                  2,066,000    2,098,502
    Toyo Securities Co., Ltd.                                                419,000      988,073
    Tsukuba Bank, Ltd.                                                       495,100    1,501,095
#   Yamagata Bank, Ltd. (The)                                                854,500    3,656,306
    Yamanashi Chuo Bank, Ltd. (The)                                          976,000    4,589,692
                                                                                     ------------
Total Financials                                                                      298,849,669
                                                                                     ------------
Health Care -- (4.0%)
    As One Corp.                                                              86,768    3,990,056
#   ASKA Pharmaceutical Co., Ltd.                                            131,300    1,972,295
    Biofermin Pharmaceutical Co., Ltd.                                        13,900      351,600
    BML, Inc.                                                                136,600    3,296,658
#   CMIC Holdings Co., Ltd.                                                   72,200      955,778
    Create Medic Co., Ltd.                                                    28,000      238,609
#   Daiken Medical Co., Ltd.                                                 101,500      722,880
    Daito Pharmaceutical Co., Ltd.                                            69,580    1,388,156
    Dvx, Inc.                                                                 10,800      122,551
    Eiken Chemical Co., Ltd.                                                 100,900    2,605,620

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------- -----------
Health Care -- (Continued)
    EPS Holdings, Inc.                                                     198,600 $ 2,516,717
    FALCO HOLDINGS Co., Ltd.                                                45,700     607,155
#   FINDEX, Inc.                                                            98,600     807,944
    Fuji Pharma Co., Ltd.                                                   47,000   1,149,548
    Fukuda Denshi Co., Ltd.                                                  2,400     136,768
    Fuso Pharmaceutical Industries, Ltd.                                    41,500   1,041,639
    Hogy Medical Co., Ltd.                                                  71,300   4,353,335
    Iwaki & Co., Ltd.                                                      154,000     403,799
    Japan Lifeline Co., Ltd.                                                99,400   1,867,333
    Japan Medical Dynamic Marketing, Inc.                                  108,100     855,412
    Jeol, Ltd.                                                             512,000   2,569,159
    JMS Co., Ltd.                                                          162,000     472,381
    Kawasumi Laboratories, Inc.                                             69,100     409,752
    Kissei Pharmaceutical Co., Ltd.                                        163,700   4,015,973
    KYORIN Holdings, Inc.                                                  276,100   6,057,512
#   Linical Co., Ltd.                                                       80,000     920,344
    Mani, Inc.                                                             134,700   3,252,533
    Menicon Co., Ltd.                                                       47,900   1,426,278
    Mochida Pharmaceutical Co., Ltd.                                        78,399   5,631,741
#   N Field Co., Ltd.                                                       67,900     876,332
    Nagaileben Co., Ltd.                                                    51,200   1,159,420
    Nakanishi, Inc.                                                        117,700   4,552,866
    ND Software Co., Ltd.                                                    5,200      50,971
#   Nichi-iko Pharmaceutical Co., Ltd.                                     264,250   3,857,999
#   NichiiGakkan Co., Ltd.                                                 244,000   1,761,682
    Nikkiso Co., Ltd.                                                      391,100   3,634,589
    Nippon Chemiphar Co., Ltd.                                              17,100     851,833
    Nipro Corp.                                                            767,500   8,603,970
    Nissui Pharmaceutical Co., Ltd.                                         70,900     819,970
    Paramount Bed Holdings Co., Ltd.                                       114,200   4,596,204
    Rion Co., Ltd.                                                          45,300     639,663
#   Rohto Pharmaceutical Co., Ltd.                                         546,700   9,506,050
    Seed Co., Ltd.                                                          13,800     215,307
*   Shin Nippon Biomedical Laboratories, Ltd.                               22,500     112,395
    Ship Healthcare Holdings, Inc.                                         279,700   7,439,132
    Shofu, Inc.                                                             36,800     442,079
    Software Service, Inc.                                                  18,000     840,207
    Taiko Pharmaceutical Co., Ltd.                                          51,400     829,493
    Techno Medica Co., Ltd.                                                 26,400     484,771
#   Toho Holdings Co., Ltd.                                                321,000   6,925,405
    Tokai Corp.                                                             60,100   2,112,319
    Torii Pharmaceutical Co., Ltd.                                          81,400   1,806,078
#   Towa Pharmaceutical Co., Ltd.                                           59,100   2,309,524
    Tsukui Corp.                                                           339,000   2,293,661
    Tsumura & Co.                                                          359,800  10,484,670
    Uchiyama Holdings Co., Ltd.                                             24,200      94,239
#   Vital KSK Holdings, Inc.                                               212,300   1,893,358
#   Wakamoto Pharmaceutical Co., Ltd.                                      107,000     235,668
    WIN-Partners Co., Ltd.                                                  42,800     368,876

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Health Care -- (Continued)
    ZERIA Pharmaceutical Co., Ltd.                                           128,099 $  2,020,647
                                                                                     ------------
Total Health Care                                                                     135,958,904
                                                                                     ------------
Industrials -- (26.9%)
#   A&A Material Corp.                                                       127,000      148,415
    Abist Co., Ltd.                                                            7,800      272,066
    Advan Co., Ltd.                                                          167,700    1,632,724
    Advanex, Inc.                                                             22,099      378,295
    Aeon Delight Co., Ltd.                                                   111,400    3,200,166
    Aica Kogyo Co., Ltd.                                                     314,300    8,197,485
    Aichi Corp.                                                              202,700    1,529,790
    Aida Engineering, Ltd.                                                   344,200    3,389,920
    AIT Corp.                                                                 27,300      263,755
    Ajis Co., Ltd.                                                            11,000      535,424
#   Alinco, Inc.                                                              71,600      667,036
    Alps Logistics Co., Ltd.                                                  98,600      623,754
    Altech Corp.                                                              44,750    1,031,481
    Anest Iwata Corp.                                                        187,100    1,823,180
#*  Arrk Corp.                                                               422,400      449,223
    Asahi Diamond Industrial Co., Ltd.                                       328,200    2,456,692
    Asahi Kogyosha Co., Ltd.                                                  25,000      654,684
    Asanuma Corp.                                                            383,000    1,202,500
    Asunaro Aoki Construction Co., Ltd.                                      142,800      991,892
    Bando Chemical Industries, Ltd.                                          231,000    2,066,815
    Benefit One, Inc.                                                         96,900    2,464,177
    Bunka Shutter Co., Ltd.                                                  346,100    2,792,980
    Canare Electric Co., Ltd.                                                  4,200       84,369
    Career Design Center Co., Ltd.                                            28,800      335,659
    Central Glass Co., Ltd.                                                1,214,000    5,817,183
    Central Security Patrols Co., Ltd.                                        48,200      837,012
    Chilled & Frozen Logistics Holdings Co., Ltd.                             22,000      255,389
#   Chiyoda Corp.                                                            993,000    6,683,687
    Chiyoda Integre Co., Ltd.                                                 74,300    1,595,994
    Chudenko Corp.                                                           157,900    3,355,771
    Chugai Ro Co., Ltd.                                                      373,000      732,818
    Chuo Warehouse Co., Ltd.                                                     900        8,527
    CKD Corp.                                                                341,900    4,567,140
    Comany, Inc.                                                               3,100       46,314
    Cosel Co., Ltd.                                                          120,800    1,411,616
    Creek & River Co., Ltd.                                                   32,100      293,017
    CTI Engineering Co., Ltd.                                                 72,300      672,049
    CTS Co., Ltd.                                                              1,900       22,389
    Dai-Dan Co., Ltd.                                                        162,000    1,374,867
    Daido Kogyo Co., Ltd.                                                    206,000      466,669
    Daifuku Co., Ltd.                                                         53,600    1,184,910
    Daihatsu Diesel Manufacturing Co., Ltd.                                   86,000      516,147
    Daihen Corp.                                                             641,000    4,117,445
    Daiho Corp.                                                              521,000    2,407,036
    Daiichi Jitsugyo Co., Ltd.                                               260,000    1,566,145
#*  Daikokuya Holdings Co., Ltd.                                             389,900      282,951
    Daiseki Co., Ltd.                                                        216,263    4,320,496
#   Daiseki Eco. Solution Co., Ltd.                                           23,300      330,006
#   Daisue Construction Co., Ltd.                                             41,100      359,418

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Industrials -- (Continued)
    Daiwa Industries, Ltd.                                                   173,000 $ 1,500,159
#*  Danto Holdings Corp.                                                     165,000     276,577
    Denyo Co., Ltd.                                                           87,500   1,276,796
#   DMG Mori Co., Ltd.                                                       434,800   5,941,493
    DMW Corp.                                                                  4,800      80,755
    Duskin Co., Ltd.                                                         224,100   4,888,772
    Ebara Jitsugyo Co., Ltd.                                                  39,300     470,794
#   EF-ON, Inc.                                                               52,200     460,099
    Eidai Co., Ltd.                                                          127,000     578,033
    en-japan, Inc.                                                           137,400   2,482,026
    Endo Lighting Corp.                                                       60,200     480,088
#*  Enshu, Ltd.                                                              197,000     176,268
*   Escrow Agent Japan Co., Ltd.                                               8,500     130,868
    F&M Co., Ltd.                                                              9,400      74,905
#   Freund Corp.                                                              42,100     557,160
    Fudo Tetra Corp.                                                       1,050,500   1,926,878
    Fuji Machine Manufacturing Co., Ltd.                                     119,900   1,506,588
    Fujikura, Ltd.                                                         1,935,000  12,252,235
    Fujisash Co., Ltd.                                                       505,600     452,090
#   Fujitec Co., Ltd.                                                        436,800   5,133,435
    Fukuda Corp.                                                             395,000   3,875,867
    Fukushima Industries Corp.                                                86,000   2,723,063
#   Fukuyama Transporting Co., Ltd.                                          774,400   4,266,344
    FULLCAST Holdings Co., Ltd..                                             121,700   1,016,220
    Funai Soken Holdings, Inc.                                               160,860   2,493,959
    Furukawa Co., Ltd.                                                     1,800,000   3,516,230
    Furukawa Electric Co., Ltd.                                              462,800  15,702,970
    Furusato Industries, Ltd.                                                 52,900     785,350
#   Futaba Corp.                                                             211,300   3,689,475
    Gecoss Corp.                                                             104,400     988,727
    Giken, Ltd.                                                               18,300     335,734
    Glory, Ltd.                                                              268,900   8,400,961
    GS Yuasa Corp.                                                         2,130,000   8,818,710
#   Hamakyorex Co., Ltd.                                                      93,600   1,795,917
#   Haneda Zenith Holdings Co., Ltd.                                         148,800     390,798
    Hanwa Co., Ltd.                                                        1,221,000   8,327,988
    Hazama Ando Corp.                                                      1,082,400   7,552,856
#   Helios Techno Holdings Co., Ltd.                                          14,200      72,876
    Hibiya Engineering, Ltd.                                                 118,200   1,778,654
    Hirakawa Hewtech Corp.                                                    28,300     323,936
    Hirano Tecseed Co., Ltd.                                                  13,900     183,317
#   Hirata Corp.                                                              30,600   2,090,501
    Hisaka Works, Ltd.                                                       110,800     920,664
#   Hitachi Koki Co., Ltd.                                                   311,600   2,392,878
    Hitachi Transport System, Ltd.                                           278,000   5,673,729
    Hitachi Zosen Corp.                                                      991,379   5,208,094
    Hito Communications, Inc.                                                 36,700     524,324
    Hokuetsu Industries Co., Ltd.                                            107,600     818,423
#   Hokuriku Electrical Construction Co., Ltd.                                24,400     191,195
    Hosokawa Micron Corp.                                                    204,000   1,430,137
#   Howa Machinery, Ltd.                                                      72,100     467,920
#   Ichiken Co., Ltd.                                                        143,000     586,328
    Ichinen Holdings Co., Ltd.                                               115,500   1,133,385

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Industrials -- (Continued)
    Idec Corp.                                                               161,700 $1,659,950
    Iino Kaiun Kaisha, Ltd.                                                  541,400  2,210,989
    Inaba Denki Sangyo Co., Ltd.                                             138,700  4,917,601
    Inaba Seisakusho Co., Ltd.                                                49,700    576,493
    Inabata & Co., Ltd.                                                      296,300  3,380,907
    Interworks, Inc.                                                           6,800     74,529
    Inui Global Logistics Co., Ltd.                                           71,880    611,863
#   Iseki & Co., Ltd.                                                      1,110,000  2,200,718
#   Ishii Iron Works Co., Ltd.                                                11,000    175,772
    Itoki Corp.                                                              215,800  1,388,275
    Iwasaki Electric Co., Ltd.                                               372,000    629,763
    Iwatani Corp.                                                          1,087,000  6,055,895
    JAC Recruitment Co., Ltd.                                                 93,100  1,126,264
#   Jalux, Inc.                                                               39,500    722,715
#   Jamco Corp.                                                               68,400  1,525,787
    Japan Foundation Engineering Co., Ltd.                                   147,400    451,587
    Japan Pulp & Paper Co., Ltd.                                             529,000  1,717,690
    Japan Steel Works, Ltd. (The)                                            398,400  7,480,651
    Japan Transcity Corp.                                                    242,000    925,261
    JK Holdings Co., Ltd.                                                     89,940    474,670
    Juki Corp.                                                               185,800  1,999,040
    Kamei Corp.                                                              148,700  1,687,314
    Kanaden Corp.                                                            110,600  1,001,489
#   Kanagawa Chuo Kotsu Co., Ltd.                                            192,000  1,237,577
    Kanamoto Co., Ltd.                                                       171,600  4,465,501
    Kandenko Co., Ltd.                                                       626,000  5,815,808
    Kanematsu Corp.                                                        2,438,625  4,295,289
    Katakura Industries Co., Ltd.                                            137,300  1,605,627
    Kato Works Co., Ltd.                                                      61,800  1,649,594
    KAWADA TECHNOLOGIES, Inc.                                                 53,700  3,854,604
    Kawasaki Kinkai Kisen Kaisha, Ltd.                                        96,000    253,881
#   Kawasaki Kisen Kaisha, Ltd.                                            3,035,000  7,379,790
    Keihin Co., Ltd.                                                         249,000    337,485
    KFC, Ltd.                                                                  2,000     39,009
#*  KI Holdings Co., Ltd.                                                     88,000    256,573
    Kimura Chemical Plants Co., Ltd.                                          39,900    122,952
    Kimura Unity Co., Ltd.                                                     1,100     11,704
    King Jim Co., Ltd.                                                        14,700    111,040
#   Kinki Sharyo Co., Ltd.                                                    15,299    354,738
    Kintetsu World Express, Inc.                                             191,200  2,633,059
    Kitagawa Iron Works Co., Ltd.                                             49,600  1,078,181
    Kitano Construction Corp.                                                259,000    733,984
#   Kito Corp.                                                               109,500  1,226,142
    Kitz Corp.                                                               543,500  3,310,357
    Kobelco Eco-Solutions Co., Ltd.                                          100,000    442,926
    Koike Sanso Kogyo Co., Ltd.                                              145,000    384,271
#   Kokusai Co., Ltd.                                                         41,700    314,043
    Kokuyo Co., Ltd.                                                         525,125  6,484,499
    KOMAIHALTEC, Inc.                                                         22,700    423,768
    Komatsu Wall Industry Co., Ltd.                                           40,000    685,614
    Komori Corp.                                                             348,700  4,788,350
    Kondotec, Inc.                                                           124,000    940,246
    Konoike Transport Co., Ltd.                                              130,400  1,720,199

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Industrials -- (Continued)
#*  Kosaido Co., Ltd.                                                        248,600 $  898,576
    KRS Corp.                                                                 38,100    826,241
    Kumagai Gumi Co., Ltd.                                                 2,175,000  6,236,785
    Kuroda Electric Co., Ltd.                                                219,100  4,519,410
    Kyodo Printing Co., Ltd.                                                 506,000  1,789,936
    Kyokuto Boeki Kaisha, Ltd.                                                75,000    160,835
    Kyokuto Kaihatsu Kogyo Co., Ltd.                                         185,700  2,671,543
    Kyoritsu Printing Co., Ltd.                                              124,100    360,547
    Kyowa Exeo Corp.                                                         481,800  7,129,715
    Kyudenko Corp.                                                           219,000  5,942,739
    Like Co., Ltd.                                                            22,300    482,738
#   Link And Motivation, Inc.                                                251,400    992,493
    Lonseal Corp.                                                             11,600    239,730
    Maeda Corp.                                                              821,000  7,157,206
    Maeda Kosen Co., Ltd.                                                    109,900  1,261,625
    Maeda Road Construction Co., Ltd.                                        387,000  6,689,597
    Maezawa Industries, Inc.                                                  35,700    115,571
    Maezawa Kasei Industries Co., Ltd.                                        55,100    585,969
    Maezawa Kyuso Industries Co., Ltd.                                        50,000    675,606
    Makino Milling Machine Co., Ltd.                                         655,000  5,731,434
    Marubeni Construction Material Lease Co., Ltd.                            75,000    150,070
    Marufuji Sheet Piling Co., Ltd.                                           58,000    137,747
    Maruka Machinery Co., Ltd.                                                32,200    506,868
#   Maruwa Unyu Kikan Co., Ltd.                                               34,300    823,337
    Maruyama Manufacturing Co., Inc.                                         230,000    395,423
    Maruzen Co., Ltd.                                                         46,000    486,411
    Maruzen Showa Unyu Co., Ltd.                                             304,000  1,206,006
    Matsuda Sangyo Co., Ltd.                                                  83,782  1,127,572
    Matsui Construction Co., Ltd.                                            135,300  1,293,149
    Max Co., Ltd.                                                            191,000  2,607,929
    Meidensha Corp.                                                        1,175,050  4,002,365
    Meiji Electric Industries Co., Ltd.                                        1,300     14,080
    Meiji Shipping Co., Ltd.                                                 111,000    421,406
#   Meisei Industrial Co., Ltd.                                              251,000  1,341,446
    Meitec Corp.                                                             181,300  6,807,726
#   Meiwa Corp.                                                              158,000    548,753
    Mesco, Inc.                                                               22,000    222,270
    METAWATER Co., Ltd.                                                       63,900  1,576,237
    Mie Kotsu Group Holdings, Inc.                                           169,200    587,290
#   MINEBEA MITSUMI, Inc.                                                    311,284  3,094,505
    Mirait Holdings Corp.                                                    374,085  3,407,895
    Mitani Corp.                                                              68,200  1,974,639
    Mitsubishi Kakoki Kaisha, Ltd.                                           182,000    352,791
    Mitsubishi Nichiyu Forklift Co., Ltd.                                    194,000  1,392,649
#   Mitsubishi Pencil Co., Ltd.                                              100,300  5,375,453
    Mitsuboshi Belting, Ltd.                                                 328,000  2,854,308
    Mitsui Engineering & Shipbuilding Co., Ltd.                            5,109,000  8,264,597
    Mitsui Matsushima Co., Ltd.                                               84,700  1,033,546
    Mitsui-Soko Holdings Co., Ltd.                                           626,000  1,870,188
#   Mitsumura Printing Co., Ltd.                                              93,000    212,974
#   Miyaji Engineering Group, Inc.                                           332,175    567,192
    Morita Holdings Corp.                                                    227,700  3,225,618
#   NAC Co., Ltd.                                                             61,700    531,273

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Industrials -- (Continued)
#   Nachi-Fujikoshi Corp.                                                  1,045,000 $5,121,016
    Nagase & Co., Ltd.                                                       481,100  6,593,195
    Naigai Trans Line, Ltd.                                                    6,400     62,159
    Nakabayashi Co., Ltd.                                                    211,000    502,437
    Nakano Corp.                                                              44,200    218,721
    Namura Shipbuilding Co., Ltd.                                            314,028  2,090,299
    Narasaki Sangyo Co., Ltd.                                                103,000    269,328
    NDS Co., Ltd.                                                             24,100    617,615
#   NEC Capital Solutions, Ltd.                                               49,900    774,672
    Nichias Corp.                                                            587,000  6,020,233
    Nichiban Co., Ltd.                                                       141,000  1,070,350
    Nichiden Corp.                                                            25,200    721,934
    Nichiha Corp.                                                            178,680  4,583,133
    Nichireki Co., Ltd.                                                      148,000  1,205,700
    Nihon Dengi Co., Ltd.                                                      5,800    121,903
    Nihon Flush Co., Ltd.                                                     16,800    193,339
#   Nihon Trim Co., Ltd.                                                      30,700  1,094,583
    Nikkato Corp.                                                                700      2,576
    Nikko Co., Ltd.                                                           31,800    612,689
    Nikkon Holdings Co., Ltd.                                                356,800  7,385,958
    Nippi, Inc.                                                               30,000    227,744
    Nippo Corp.                                                              227,000  4,291,422
    Nippon Air Conditioning Services Co., Ltd.                                44,900    245,830
#   Nippon Carbon Co., Ltd.                                                  665,000  1,618,106
    Nippon Densetsu Kogyo Co., Ltd.                                          227,300  3,744,287
    Nippon Dry-Chemical Co., Ltd.                                                300      6,264
    Nippon Filcon Co., Ltd.                                                   70,900    360,924
    Nippon Hume Corp.                                                        129,400    803,318
    Nippon Kanzai Co., Ltd.                                                   88,700  1,376,766
    Nippon Koei Co., Ltd.                                                     78,000  1,757,802
#   Nippon Parking Development Co., Ltd.                                   1,224,400  1,660,700
    Nippon Rietec Co., Ltd.                                                    8,300     86,674
    Nippon Road Co., Ltd. (The)                                              384,000  1,564,438
#   Nippon Seisen Co., Ltd.                                                  100,000    558,315
#*  Nippon Sharyo, Ltd.                                                      422,000  1,031,146
*   Nippon Sheet Glass Co., Ltd.                                             584,800  4,809,658
    Nippon Steel & Sumikin Bussan Corp.                                       95,560  3,932,674
    Nippon Thompson Co., Ltd.                                                410,000  1,911,432
    Nippon Tungsten Co., Ltd.                                                 62,000    100,076
    Nishi-Nippon Railroad Co., Ltd.                                        1,639,000  7,252,274
    Nishimatsu Construction Co., Ltd.                                      1,794,000  8,970,920
    Nishio Rent All Co., Ltd.                                                 93,700  2,671,426
#   Nissei ASB Machine Co., Ltd.                                              52,300  1,010,658
    Nissei Corp.                                                              37,900    326,207
    Nissei Plastic Industrial Co., Ltd.                                      184,500  1,691,459
#   Nissha Printing Co., Ltd.                                                165,400  4,542,011
    Nisshinbo Holdings, Inc.                                                 870,500  8,292,531
    Nissin Corp.                                                             409,000  1,262,839
    Nissin Electric Co., Ltd.                                                279,000  3,343,045
    Nitta Corp.                                                              105,000  2,852,613
    Nitto Boseki Co., Ltd.                                                   934,000  3,746,227
    Nitto Kogyo Corp.                                                        161,500  2,204,358
    Nitto Kohki Co., Ltd.                                                     68,500  1,521,880

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Industrials -- (Continued)
    Nitto Seiko Co., Ltd.                                                    149,000 $   542,236
#   Nittoc Construction Co., Ltd.                                            161,600     651,202
#   Nittoku Engineering Co., Ltd.                                             81,900   1,304,856
    NJS Co., Ltd.                                                             30,200     366,378
    Noda Corp.                                                               153,600     988,127
    Nomura Co., Ltd.                                                         220,200   3,829,047
    Noritake Co., Ltd.                                                        64,200   1,647,411
    Noritz Corp.                                                             172,400   2,956,818
    NS Tool Co., Ltd.                                                          1,700      25,913
    NS United Kaiun Kaisha, Ltd.                                             599,000   1,114,653
    NTN Corp.                                                              2,488,000  10,508,063
    Obara Group, Inc.                                                         79,200   3,726,096
    Obayashi Road Corp.                                                      166,300   1,005,885
#   Odelic Co., Ltd.                                                          21,400     846,307
    Ohmoto Gumi Co., Ltd.                                                      2,000      14,194
    Oiles Corp.                                                              151,350   2,701,385
    Okabe Co., Ltd.                                                          242,100   2,047,134
#   Okamoto Machine Tool Works, Ltd.                                         205,000     344,649
    Okamura Corp.                                                            381,900   3,785,186
#   OKK Corp.                                                                425,000     473,549
    OKUMA Corp.                                                              849,000   8,819,560
    Okumura Corp.                                                            999,400   6,055,414
    Onoken Co., Ltd.                                                          86,100   1,035,533
    Organo Corp.                                                             228,000     974,505
#   OSG Corp.                                                                452,700   9,365,694
#   OSJB Holdings Corp.                                                      677,200   1,468,166
#   Outsourcing, Inc.                                                         81,300   2,733,176
    Oyo Corp.                                                                111,300   1,421,018
    Paraca, Inc.                                                               7,100     124,659
#   Pasco Corp.                                                              137,000     514,389
#   Pasona Group, Inc.                                                       126,800     866,246
    Pegasus Sewing Machine Manufacturing Co., Ltd.                            50,800     333,586
    Penta-Ocean Construction Co., Ltd.                                     1,724,600   8,420,391
    Pilot Corp.                                                              188,800   7,660,590
    Prestige International, Inc.                                             284,800   2,080,354
    Pronexus, Inc.                                                           126,400   1,182,500
#   PS Mitsubishi Construction Co., Ltd.                                     147,700     495,217
    Punch Industry Co., Ltd.                                                  11,600      98,235
    Quick Co., Ltd.                                                           37,000     360,451
    Raito Kogyo Co., Ltd.                                                    313,100   3,285,528
    Relia, Inc.                                                              204,200   2,127,075
    Rheon Automatic Machinery Co., Ltd.                                      110,500   1,073,005
    Rix Corp.                                                                  1,700      24,980
    Ryobi, Ltd.                                                              820,200   3,748,192
    Sakai Heavy Industries, Ltd.                                             237,000     706,847
#   Sakai Moving Service Co., Ltd.                                            60,800   1,620,441
    Sanki Engineering Co., Ltd.                                              297,600   2,536,601
    Sanko Metal Industrial Co., Ltd.                                          13,600     384,584
#   Sankyo Tateyama, Inc.                                                    166,200   2,486,100
    Sankyu, Inc.                                                           1,540,000   9,710,300
#   Sanoyas Holdings Corp.                                                   141,400     336,498
    Sansei Technologies, Inc.                                                 13,600     119,707
    Sanwa Holdings Corp.                                                   1,232,600  11,473,478

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Industrials -- (Continued)
    Sanyo Denki Co., Ltd.                                                    264,000 $2,063,715
    Sanyo Engineering & Construction, Inc.                                    48,000    278,738
    Sanyo Industries, Ltd.                                                    99,000    173,489
    Sanyo Trading Co., Ltd.                                                   23,100    340,737
#   Sata Construction Co., Ltd.                                               85,399    331,106
    Sato Holdings Corp.                                                      158,000  3,392,327
    Sato Shoji Corp.                                                          66,800    513,454
    SBS Holdings, Inc.                                                       114,100    816,473
    Secom Joshinetsu Co., Ltd.                                                32,900    963,535
    Seibu Electric Industry Co., Ltd.                                         15,600    314,113
    Seika Corp.                                                              313,000    955,715
    Seikitokyu Kogyo Co., Ltd.                                               178,300    786,136
    Seino Holdings Co., Ltd.                                                 258,600  2,990,649
    Sekisui Jushi Corp.                                                      180,900  2,883,256
    Senko Co., Ltd.                                                          564,500  3,616,578
    Senshu Electric Co., Ltd.                                                 35,800    584,830
    Shibusawa Warehouse Co., Ltd. (The)                                      267,000    809,714
    Shibuya Corp.                                                            104,400  2,103,814
    Shima Seiki Manufacturing, Ltd.                                          161,400  5,567,814
    Shin Nippon Air Technologies Co., Ltd.                                    86,280    967,296
#   Shin-Keisei Electric Railway Co., Ltd.                                   181,000    664,476
    Shinmaywa Industries, Ltd.                                               550,000  5,143,463
    Shinnihon Corp.                                                          186,700  1,439,392
    Shinsho Corp.                                                             29,600    642,272
    Shinwa Co., Ltd.                                                          29,700    474,435
*   Shoko Co., Ltd.                                                          198,000    176,885
    Showa Aircraft Industry Co., Ltd.                                         15,837    162,087
    Sinfonia Technology Co., Ltd.                                            684,000  1,747,747
    Sinko Industries, Ltd.                                                   110,700  1,382,750
    Sintokogio, Ltd.                                                         265,000  2,409,017
    Soda Nikka Co., Ltd.                                                      86,100    388,711
    Sodick Co., Ltd.                                                         285,400  2,492,761
    Space Co., Ltd.                                                           66,220    719,380
#   Srg Takamiya Co., Ltd.                                                   118,600    627,096
#   Star Micronics Co., Ltd.                                                 196,000  2,969,672
#   Subaru Enterprise Co., Ltd.                                               55,000    256,584
    Sugimoto & Co., Ltd.                                                      31,500    432,542
    Sumitomo Densetsu Co., Ltd.                                              104,400  1,184,038
    Sumitomo Mitsui Construction Co., Ltd.                                 5,237,600  5,561,354
    Sumitomo Precision Products Co., Ltd.                                    189,000    587,733
    Sumitomo Warehouse Co., Ltd. (The)                                       819,000  4,404,386
*   SWCC Showa Holdings Co., Ltd.                                          1,562,000  1,232,122
#   Tadano, Ltd.                                                             591,700  7,256,037
    Taihei Dengyo Kaisha, Ltd.                                               189,000  1,809,948
#   Taiheiyo Kouhatsu, Inc.                                                  407,000    374,333
    Taikisha, Ltd.                                                           147,000  3,634,692
    Takamatsu Construction Group Co., Ltd.                                    80,000  1,807,791
#   Takano Co., Ltd.                                                          49,400    400,392
    Takaoka Toko Co., Ltd.                                                    62,220  1,310,360
    Takara Printing Co., Ltd.                                                 51,955    692,246
    Takara Standard Co., Ltd.                                                253,500  4,263,650
    Takasago Thermal Engineering Co., Ltd.                                   355,200  4,853,803
    Takashima & Co., Ltd.                                                    225,000    400,078

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Industrials -- (Continued)
    Takeei Corp.                                                             129,400 $1,172,933
    Takeuchi Manufacturing Co., Ltd.                                         208,300  4,421,170
    Takigami Steel Construction Co., Ltd. (The)                               53,000    205,878
    Takisawa Machine Tool Co., Ltd.                                          368,000    556,675
    Takuma Co., Ltd.                                                         438,000  3,793,232
#   Tanseisha Co., Ltd.                                                      216,349  1,702,239
    Tatsuta Electric Wire and Cable Co., Ltd.                                257,400  1,053,078
    TECHNO ASSOCIE Co., Ltd.                                                  56,800    549,138
    Techno Ryowa, Ltd.                                                        69,390    502,539
    TechnoPro Holdings, Inc.                                                 154,000  5,320,308
    Teikoku Electric Manufacturing Co., Ltd.                                  96,000    868,617
#   Teikoku Sen-I Co., Ltd.                                                  103,100  1,390,091
#   Tekken Corp.                                                             464,000  1,354,942
    Teraoka Seisakusho Co., Ltd.                                              53,600    183,574
    Toa Corp.                                                                110,300  1,748,765
    TOA ROAD Corp.                                                           266,000    803,190
    Tobishima Corp.                                                        1,073,200  1,680,755
    Tocalo Co., Ltd.                                                          83,100  1,888,170
    Toda Corp.                                                             1,230,000  6,753,674
    Toenec Corp.                                                             212,000  1,043,273
    Togami Electric Manufacturing Co., Ltd.                                   29,000    129,008
#   TOKAI Holdings Corp.                                                     528,400  3,767,974
    Tokai Lease Co., Ltd.                                                    162,000    305,442
    Tokyo Energy & Systems, Inc.                                             139,000  1,239,145
#   Tokyo Keiki, Inc.                                                        354,000    794,907
*   Tokyo Kikai Seisakusho, Ltd.                                              17,000     11,403
    Tokyo Sangyo Co., Ltd.                                                    83,900    346,646
    Tokyu Construction Co., Ltd.                                             352,500  2,772,784
    Toli Corp.                                                               261,000    920,351
    Tomoe Corp.                                                              152,000    487,918
#   Tomoe Engineering Co., Ltd.                                               40,000    679,027
    Tonami Holdings Co., Ltd.                                                313,000    992,153
    Toppan Forms Co., Ltd.                                                   298,500  3,096,162
#   Torishima Pump Manufacturing Co., Ltd.                                   117,100  1,158,287
    Toshiba Machine Co., Ltd.                                                698,000  3,039,361
#   Toshiba Plant Systems & Services Corp.                                   262,650  3,956,634
#   Tosho Printing Co., Ltd.                                                 236,000    984,548
    Totech Corp.                                                               3,200     53,764
    Totetsu Kogyo Co., Ltd.                                                  148,900  4,386,806
    Toyo Construction Co., Ltd.                                              428,400  1,546,315
    Toyo Denki Seizo K.K.                                                     42,600    624,699
    Toyo Engineering Corp.                                                   892,400  2,379,241
    Toyo Machinery & Metal Co., Ltd.                                          87,400    425,748
    Toyo Tanso Co., Ltd.                                                      67,000  1,123,771
#   Toyo Wharf & Warehouse Co., Ltd.                                         340,000    559,502
    Trancom Co., Ltd.                                                         42,300  2,037,737
    Trinity Industrial Corp.                                                  19,000     85,888
    Trusco Nakayama Corp.                                                    242,200  5,501,104
    Trust Tech, Inc.                                                          48,900    780,819
    Tsubakimoto Chain Co.                                                    864,700  6,927,135
    Tsubakimoto Kogyo Co., Ltd.                                              117,000    388,362
#*  Tsudakoma Corp.                                                          294,000    484,155
    Tsugami Corp.                                                            395,000  2,410,304

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Industrials -- (Continued)
    Tsukishima Kikai Co., Ltd.                                               171,300 $  1,839,055
    Tsurumi Manufacturing Co., Ltd.                                          106,000    1,463,888
    TTK Co., Ltd.                                                             62,000      274,073
    Uchida Yoko Co., Ltd.                                                     59,400    1,282,252
    Ueki Corp.                                                               348,000      782,313
#   Union Tool Co.                                                            55,600    1,551,046
    Ushio, Inc.                                                              655,900    8,325,269
    Utoc Corp.                                                                98,700      353,050
#   Wakachiku Construction Co., Ltd.                                       1,052,000    1,415,073
    Wakita & Co., Ltd.                                                       219,800    2,033,810
    WDB Holdings Co., Ltd.                                                    21,200      248,971
    Weathernews, Inc.                                                         29,600      916,925
    World Holdings Co., Ltd.                                                  43,300      786,428
#   Yahagi Construction Co., Ltd.                                            159,400    1,499,339
    YAMABIKO Corp.                                                           216,428    3,033,264
    YAMADA Consulting Group Co., Ltd.                                          4,100      182,721
    Yamato Corp.                                                              82,000      391,793
    Yamaura Corp.                                                             16,200       83,264
    Yamazen Corp.                                                            345,700    2,957,777
    Yasuda Logistics Corp.                                                    94,300      626,150
    Yokogawa Bridge Holdings Corp.                                           199,000    2,533,192
    Yondenko Corp.                                                           128,800      507,578
    Yuasa Trading Co., Ltd.                                                  105,000    2,838,499
    Yuken Kogyo Co., Ltd.                                                    196,000      387,011
#   Yumeshin Holdings Co., Ltd.                                              212,500    1,493,253
    Yurtec Corp.                                                             249,000    1,815,509
    Yusen Logistics Co., Ltd.                                                109,500    1,087,797
#   Yushin Precision Equipment Co., Ltd.                                      42,100    1,146,038
    Zenitaka Corp. (The)                                                      85,000      359,904
#   Zuiko Corp.                                                               21,500      796,174
                                                                                     ------------
Total Industrials                                                                     910,691,522
                                                                                     ------------
Information Technology -- (12.4%)
#   A&D Co., Ltd.                                                            113,900      497,090
#   Ai Holdings Corp.                                                        247,200    4,756,214
    Aichi Tokei Denki Co., Ltd.                                               18,700      633,862
    Aiphone Co., Ltd.                                                         71,900    1,216,535
#   Aisan Technology Co., Ltd.                                                12,000      435,608
    Alpha Systems, Inc.                                                       33,260      578,261
    Amano Corp.                                                              377,600    7,229,540
    Anritsu Corp.                                                            873,500    6,029,599
    AOI Electronic Co., Ltd.                                                  26,900      830,937
    Argo Graphics, Inc.                                                       34,300      766,181
    Arisawa Manufacturing Co., Ltd.                                          200,900    1,210,361
#   ArtSpark Holdings, Inc.                                                   32,000      474,357
    Asahi Net, Inc.                                                           80,600      361,453
#   Ateam, Inc.                                                               65,100    1,235,168
    Axell Corp.                                                               44,900      333,314
    Azbil Corp.                                                              190,300    5,737,535
    Broadband Tower, Inc.                                                    234,500      564,534
#   Broadleaf Co., Ltd.                                                      266,000    1,653,976
    CAC Holdings Corp.                                                        61,900      518,382
    Canon Electronics, Inc.                                                  133,800    2,049,993

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
Information Technology -- (Continued)
    Capcom Co., Ltd.                                                         294,600 $6,252,683
    Chino Corp.                                                               35,900    382,722
    Citizen Watch Co., Ltd.                                                1,523,200  9,458,876
*   CMK Corp.                                                                271,300  1,610,361
#   COLOPL, Inc.                                                             259,900  2,247,915
    Computer Engineering & Consulting, Ltd.                                   80,000  1,320,016
    Computer Institute of Japan, Ltd.                                         32,400    149,105
    Comture Corp.                                                             19,100    599,924
    CONEXIO Corp.                                                            114,700  1,504,739
#*  COOKPAD, Inc.                                                            287,400  2,565,915
    Cresco, Ltd.                                                              28,500    653,566
#   CROOZ, Inc.                                                               43,100  1,136,496
    Cube System, Inc.                                                         12,300     74,466
#   Cybernet Systems Co., Ltd.                                                30,300    179,228
    Dai-ichi Seiko Co., Ltd.                                                  55,600    661,467
    Daishinku Corp.                                                           40,999    518,374
    Daitron Co., Ltd.                                                          7,700     65,725
    Daiwabo Holdings Co., Ltd.                                             1,186,000  2,929,451
    Denki Kogyo Co., Ltd.                                                    313,000  1,608,918
    Densan System Co., Ltd.                                                    4,500     65,508
*   Dexerials Corp.                                                          243,100  2,670,864
    Digital Arts, Inc.                                                        58,800  1,560,951
    Digital Garage, Inc.                                                     118,500  2,182,179
#   Dip Corp.                                                                174,100  3,558,696
    DKK-Toa Corp.                                                             38,200    185,277
    DTS Corp.                                                                123,600  2,797,021
    Eizo Corp.                                                               104,800  2,951,888
#   Elecom Co., Ltd.                                                         102,900  1,747,458
    Elematec Corp.                                                            52,271    886,982
    EM Systems Co., Ltd.                                                      43,600    641,761
    Enplas Corp.                                                              59,300  1,753,174
    ESPEC Corp.                                                              118,000  1,338,745
#   Excel Co., Ltd.                                                           49,300    654,591
#   F@N Communications, Inc.                                                 279,800  1,820,145
#   Faith, Inc.                                                               27,910    324,256
#*  FDK Corp.                                                                552,000    454,389
    Ferrotec Corp.                                                           187,500  2,689,012
    Forval Corp.                                                               4,700     30,421
    Fuji Soft, Inc.                                                          117,500  2,890,136
    Fujitsu Frontech, Ltd.                                                    75,300    978,069
    Fukui Computer Holdings, Inc.                                             31,500    858,906
    Furuno Electric Co., Ltd.                                                137,500    909,863
    Furuya Metal Co., Ltd.                                                    11,800    188,162
    Future Corp.                                                             129,200    907,701
    GMO internet, Inc.                                                       410,800  5,963,519
#   GMO Payment Gateway, Inc.                                                 98,500  4,899,131
    Gree, Inc.                                                               672,200  3,625,837
    Gurunavi, Inc.                                                           172,800  3,817,878
    Hagiwara Electric Co., Ltd.                                               19,500    366,859
    Hakuto Co., Ltd.                                                          84,500    767,644
#   Hearts United Group Co., Ltd.                                             84,800  1,304,572
    Hibino Corp.                                                               1,700     63,040
    Hioki EE Corp.                                                            53,500  1,030,140

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Information Technology -- (Continued)
    Hitachi Kokusai Electric, Inc.                                           332,500 $ 7,467,422
    Hitachi Maxell, Ltd.                                                     190,000   3,835,150
    Hochiki Corp.                                                            140,000   1,740,010
#   Hokuriku Electric Industry Co., Ltd.                                     482,000     592,852
    Honda Tsushin Kogyo Co., Ltd.                                             20,200     228,965
    Horiba, Ltd.                                                             212,650  11,191,445
    Hosiden Corp.                                                            362,000   2,797,707
    I-Net Corp.                                                               59,290     639,780
    I-O Data Device, Inc.                                                     13,900     161,070
    Ibiden Co., Ltd.                                                         620,978   8,831,735
    Icom, Inc.                                                                50,200   1,011,864
#   Ikegami Tsushinki Co., Ltd.                                              339,000     479,821
#   Imagica Robot Holdings, Inc.                                              87,500     570,349
    Ines Corp.                                                               183,900   1,876,421
    Infocom Corp.                                                             80,400   1,169,767
#   Infomart Corp.                                                           467,000   2,622,418
    Information Development Co.                                                1,900      19,993
    Information Services International-Dentsu, Ltd.                           75,900   1,397,799
    Innotech Corp.                                                           105,000     572,634
    Internet Initiative Japan, Inc.                                          192,400   3,094,202
#   Iriso Electronics Co., Ltd.                                               55,300   3,092,583
#   Istyle, Inc.                                                             183,900   1,258,650
    Itfor, Inc.                                                              115,100     623,943
*   Iwatsu Electric Co., Ltd.                                                572,000     444,835
    Japan Asia Group, Ltd.                                                    79,600     305,021
#   Japan Aviation Electronics Industry, Ltd.                                317,000   3,878,903
#*  Japan Display, Inc.                                                    2,144,300   5,821,778
#   Japan Material Co., Ltd.                                                 118,600   1,787,921
    Japan Radio Co., Ltd.                                                     71,000     824,399
    Jastec Co., Ltd.                                                          54,400     512,265
#   JBCC Holdings, Inc.                                                       87,500     628,366
    Justsystems Corp.                                                        198,400   2,177,886
    Kaga Electronics Co., Ltd.                                               105,100   1,826,051
    Kanematsu Electronics, Ltd.                                               74,100   1,717,841
#*  KLab, Inc.                                                               191,400   1,059,814
    Koa Corp.                                                                195,900   2,297,225
    Kyosan Electric Manufacturing Co., Ltd.                                  279,000     998,648
    Kyowa Electronics Instruments Co., Ltd.                                  135,100     490,291
#   LAC Co., Ltd.                                                             87,300     926,365
    Lasertec Corp.                                                           112,100   2,338,266
*   Livesense, Inc.                                                            2,700      10,719
    Macnica Fuji Electronics Holdings, Inc.                                  195,650   2,756,484
    Mamezou Holdings Co., Ltd.                                                85,300     763,390
    MarkLines Co., Ltd.                                                          500      13,119
    Marubun Corp.                                                             95,700     586,311
    Maruwa Co., Ltd.                                                          56,800   1,867,848
#   Marvelous, Inc.                                                          196,300   1,470,324
    MCJ Co., Ltd.                                                            186,300   1,909,747
    Media Do Co., Ltd.                                                        19,600     268,057
    Megachips Corp.                                                            1,700      41,365
#*  Meiko Electronics Co., Ltd.                                              121,800     843,455
    Melco Holdings, Inc.                                                      75,500   2,170,132
#   Micronics Japan Co., Ltd.                                                191,600   1,886,276

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
Information Technology -- (Continued)
    Mimaki Engineering Co., Ltd.                                            73,500 $  452,005
    Mimasu Semiconductor Industry Co., Ltd.                                 92,281  1,487,869
    Miraial Co., Ltd.                                                       31,100    266,145
    Miroku Jyoho Service Co., Ltd.                                         105,800  1,582,895
#   Mitsubishi Research Institute, Inc.                                     36,500  1,055,892
    Mitsui High-Tec, Inc.                                                  139,000  1,071,228
    MTI, Ltd.                                                              189,500  1,210,757
    Mutoh Holdings Co., Ltd.                                               146,000    331,241
    Nagano Keiki Co., Ltd.                                                  14,900     93,281
#   Nakayo, Inc.                                                           390,000  1,402,176
    NEC Networks & System Integration Corp.                                136,600  2,488,468
    NET One Systems Co., Ltd.                                              525,900  3,590,215
*   New Japan Radio Co., Ltd.                                               96,000    331,031
#   Nexyz Group Corp.                                                       48,000    637,224
    Nichicon Corp.                                                         334,200  3,143,054
    Nihon Dempa Kogyo Co., Ltd.                                            102,700    811,382
    Nihon Unisys, Ltd.                                                     351,175  4,537,512
#   Nippon Ceramic Co., Ltd.                                                62,200  1,147,447
    Nippon Chemi-Con Corp.                                                 950,000  2,190,698
    Nippon Information Develop                                                 400     13,066
#   Nippon Kodoshi Corp.                                                    25,000    197,187
    Nippon Signal Co., Ltd.                                                316,400  3,000,539
    Nippon Systemware Co., Ltd.                                             39,900    600,389
    Nohmi Bosai, Ltd.                                                      145,900  2,191,288
    Noritsu Koki Co., Ltd.                                                 117,500    960,637
    NS Solutions Corp.                                                     192,200  3,804,436
    NSD Co., Ltd.                                                          187,780  2,924,178
#   Nuflare Technology, Inc.                                                25,300  1,613,417
#   Ohara, Inc.                                                             47,600    381,064
#   Okaya Electric Industries Co., Ltd.                                     73,000    267,571
    Oki Electric Industry Co., Ltd.                                        493,000  7,092,356
    ONO Sokki Co., Ltd.                                                     58,400    444,572
#   Optex Group Co., Ltd.                                                   76,000  1,773,204
#*  Optim Corp.                                                             11,900    637,087
    Origin Electric Co., Ltd.                                              173,000    484,656
    Osaki Electric Co., Ltd.                                               246,000  2,597,213
    Panasonic Industrial Devices SUNX Co., Ltd.                            111,600    793,784
    PCA Corp.                                                                2,500     35,334
    Poletowin Pitcrew Holdings, Inc.                                        76,100    737,696
    Renesas Easton Co., Ltd.                                                 6,900     34,783
    Riken Keiki Co., Ltd.                                                   84,600  1,273,061
    Riso Kagaku Corp.                                                      179,500  3,201,297
    Roland DG Corp.                                                         60,900  1,830,945
#   Rorze Corp.                                                             50,900  1,005,448
*   RVH, Inc.                                                               58,700    517,195
    Ryoden Corp.                                                           178,000  1,171,692
    Ryosan Co., Ltd.                                                       191,900  5,959,371
#   Ryoyo Electro Corp.                                                    122,600  1,552,841
#   Sakura Internet, Inc.                                                   79,100    831,257
*   Sanken Electric Co., Ltd.                                              698,000  3,276,521
    Sanshin Electronics Co., Ltd.                                          164,300  1,772,746
    Satori Electric Co., Ltd.                                               85,880    559,886
    Saxa Holdings, Inc.                                                    298,000    659,189

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------- -----------
Information Technology -- (Continued)
#   Scala, Inc.                                                             68,600 $   490,354
    Shibaura Electronics Co., Ltd.                                          36,300     818,934
    Shibaura Mechatronics Corp.                                            200,000     508,855
    Shindengen Electric Manufacturing Co., Ltd.                            450,000   1,658,185
#*  Shinkawa, Ltd.                                                          94,400     717,721
    Shinko Electric Industries Co., Ltd.                                   470,400   3,560,819
    Shinko Shoji Co., Ltd.                                                 127,300   1,354,615
    Shizuki Electric Co., Inc.                                             101,900     592,118
#   Siix Corp.                                                              92,900   3,385,434
    SK-Electronics Co., Ltd.                                                15,100     138,541
    SMK Corp.                                                              372,000   1,352,698
#   SMS Co., Ltd.                                                          150,200   3,604,220
#   Softbank Technology Corp.                                               29,000   1,055,225
#*  Softbrain Co., Ltd.                                                    161,300     628,467
    Softcreate Holdings Corp.                                               26,500     325,345
#   Sourcenext Corp.                                                        67,800     416,056
    SRA Holdings                                                            59,500   1,360,542
    Sumida Corp.                                                           112,849   1,118,301
    Sun-Wa Technos Corp.                                                    40,500     353,351
    Suzuden Corp.                                                            2,400      22,222
    Systena Corp.                                                          116,600   1,870,638
    Tabuchi Electric Co., Ltd.                                             154,600     550,464
    Tachibana Eletech Co., Ltd.                                             85,260   1,027,062
    Taiyo Yuden Co., Ltd.                                                  678,700   8,277,641
    Takachiho Koheki Co., Ltd.                                                 300       2,709
    TAKEBISHI Corp.                                                          2,800      32,419
    Tamura Corp.                                                           457,000   1,746,752
    TDC Software Engineering, Inc.                                           5,900      64,019
    TechMatrix Corp.                                                        46,400     862,879
#   Tecnos Japan, Inc.                                                      98,800   1,144,659
    Teikoku Tsushin Kogyo Co., Ltd.                                        198,000     315,545
    TIS, Inc.                                                              505,101  11,444,748
    TKC Corp.                                                              104,700   3,161,034
    Tokyo Electron Device, Ltd.                                             41,100     574,305
    Tokyo Seimitsu Co., Ltd.                                               240,800   7,881,567
    Tomen Devices Corp.                                                      2,400      45,004
    Topcon Corp.                                                           595,400   9,126,483
    Torex Semiconductor, Ltd.                                               26,700     387,305
    Tose Co., Ltd.                                                          22,100     155,893
*   Toshiba TEC Corp.                                                      806,000   4,414,328
    Toukei Computer Co., Ltd.                                               22,710     441,520
#   Towa Corp.                                                             131,400   1,886,769
    Toyo Corp.                                                             141,000   1,225,348
    Transcosmos, Inc.                                                      154,000   4,040,678
#   Tri Chemical Laboratories, Inc.                                         29,200     638,249
    UKC Holdings Corp.                                                      79,900   1,551,820
    Ulvac, Inc.                                                            252,600   8,948,043
*   Uniden Holdings Corp.                                                  376,000     552,224
    UNIRITA, Inc.                                                            3,500      56,736
*   UT Group Co., Ltd.                                                     189,500   1,787,139
#   V Technology Co., Ltd.                                                  26,300   4,138,745
#*  V-Cube, Inc.                                                            67,700     398,953
#   VeriServe Corp.                                                         11,700     298,814

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Information Technology -- (Continued)
    Vitec Holdings Co., Ltd.                                                  45,100 $    503,773
#   Voyage Group, Inc.                                                        37,700      551,213
    Wacom Co., Ltd.                                                          442,000    1,341,304
    Wellnet Corp.                                                             80,700      943,875
#   Y A C Co., Ltd.                                                           48,900      690,128
#   Yamaichi Electronics Co., Ltd.                                           146,000    1,678,535
    Yashima Denki Co., Ltd.                                                   27,700      155,860
    Yokowo Co., Ltd.                                                          86,200      831,557
*   Zappallas, Inc.                                                           55,900      220,171
    Zuken, Inc.                                                               83,000      943,814
                                                                                     ------------
Total Information Technology                                                          418,216,455
                                                                                     ------------
Materials -- (12.0%)
    Achilles Corp.                                                            91,900    1,361,600
    ADEKA Corp.                                                              544,000    7,922,881
    Agro-Kanesho Co., Ltd.                                                    62,400      690,813
    Aichi Steel Corp.                                                         65,400    2,862,559
    Alconix Corp.                                                             59,000      932,369
    Arakawa Chemical Industries, Ltd.                                         89,500    1,484,024
    Araya Industrial Co., Ltd.                                               268,000      386,518
    Asahi Holdings, Inc.                                                     178,650    3,544,194
    Asahi Printing Co., Ltd.                                                     800       18,297
    Asahi Yukizai Corp.                                                      412,000      864,780
    Asia Pile Holdings Corp.                                                  50,000      254,711
    C Uyemura & Co., Ltd.                                                     24,500    1,114,211
    Carlit Holdings Co., Ltd.                                                 78,700      389,565
    Chuetsu Pulp & Paper Co., Ltd.                                           552,000    1,223,244
*   Chugai Mining Co., Ltd.                                                1,012,400      259,521
    Chugoku Marine Paints, Ltd.                                              347,000    2,524,097
    Dai Nippon Toryo Co., Ltd.                                               740,000    1,566,252
    Daido Steel Co., Ltd.                                                  1,685,000    7,651,688
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                                    18,000      616,168
    Daiken Corp.                                                              84,200    1,592,455
    Daiki Aluminium Industry Co., Ltd.                                       160,000      752,130
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.                  408,000    2,450,463
#   Daio Paper Corp.                                                         497,300    5,581,151
    Denka Co., Ltd.                                                        1,949,000    9,592,730
#   DKS Co., Ltd.                                                            247,000      859,179
    Dowa Holdings Co., Ltd.                                                  647,000    5,491,308
    Dynapac Co., Ltd.                                                         25,000       60,479
    FP Corp.                                                                 148,000    7,063,603
    Fuji Seal International, Inc.                                            264,200    5,609,808
    Fujikura Kasei Co., Ltd.                                                 145,500      853,899
    Fujimi, Inc.                                                             103,500    2,272,074
    Fujimori Kogyo Co., Ltd.                                                  89,700    2,358,556
    Fumakilla, Ltd.                                                           94,000      622,415
    Fuso Chemical Co., Ltd.                                                   82,200    1,818,780
    Geostr Corp.                                                              25,100      199,417
    Godo Steel, Ltd.                                                          87,400    1,480,255
    Gun-Ei Chemical Industry Co., Ltd.                                        28,600      897,380
    Hakudo Co., Ltd.                                                           4,300       58,582
    Harima Chemicals Group, Inc.                                              73,300      503,894
#   Hodogaya Chemical Co., Ltd.                                               37,000      911,998

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Materials -- (Continued)
    Hokkan Holdings, Ltd.                                                    275,000 $ 1,123,859
    Hokko Chemical Industry Co., Ltd.                                        104,000     433,889
#   Hokuetsu Kishu Paper Co., Ltd.                                           857,799   5,204,993
    Honshu Chemical Industry Co., Ltd.                                        14,000      99,787
    Ihara Chemical Industry Co., Ltd.                                        199,100   1,844,661
    Ise Chemicals Corp.                                                       81,000     354,545
*   Ishihara Sangyo Kaisha, Ltd.                                             191,150   1,559,719
    Ishizuka Glass Co., Ltd.                                                 119,000     232,924
    JCU Corp.                                                                 31,000   1,613,532
    JSP Corp.                                                                 75,800   1,758,956
    Kanto Denka Kogyo Co., Ltd.                                              264,000   2,510,367
    Katakura & Co-op Agri Corp.                                               39,000      81,812
    Kawakin Holdings Co., Ltd.                                                11,000      34,432
    Keeper Technical Laboratory                                                2,100      35,983
    Kimoto Co., Ltd.                                                         228,000     500,378
    Koatsu Gas Kogyo Co., Ltd.                                               160,393   1,042,183
#   Kogi Corp.                                                                55,000     129,901
    Kohsoku Corp.                                                             60,200     577,694
    Konishi Co., Ltd.                                                        193,600   2,242,502
    Konoshima Chemical Co., Ltd.                                               1,000      11,129
    Krosaki Harima Corp.                                                     275,000     969,007
#   Kumiai Chemical Industry Co., Ltd.                                        79,300     463,274
    Kureha Corp.                                                              87,650   3,717,247
    Kurimoto, Ltd.                                                            61,500   1,282,852
    Kuriyama Holdings Corp.                                                   16,200     264,156
    Kyoei Steel, Ltd.                                                        106,200   2,141,637
    Kyowa Leather Cloth Co., Ltd.                                             47,700     375,153
    Lintec Corp.                                                             286,700   6,416,361
#   MEC Co., Ltd.                                                            109,500     995,766
    Mitani Sekisan Co., Ltd.                                                  32,200     838,526
*   Mitsubishi Paper Mills, Ltd.                                             167,900   1,167,527
    Mitsubishi Steel Manufacturing Co., Ltd.                                 849,000   1,936,926
    Mitsui Mining & Smelting Co., Ltd.                                     3,627,000  10,141,809
#   MORESCO Corp.                                                             41,300     633,424
    Mory Industries, Inc.                                                     30,400     557,917
*   Nakayama Steel Works, Ltd.                                                93,500     629,666
    Neturen Co., Ltd.                                                        183,300   1,460,320
#*  New Japan Chemical Co., Ltd.                                             182,300     254,784
    Nicca Chemical Co., Ltd.                                                   6,000      57,257
    Nichia Steel Works, Ltd.                                                 164,900     413,809
    Nihon Kagaku Sangyo Co., Ltd.                                             71,000     839,136
#   Nihon Nohyaku Co., Ltd.                                                  272,900   1,484,530
    Nihon Parkerizing Co., Ltd.                                              553,500   6,778,927
    Nihon Yamamura Glass Co., Ltd.                                           503,000     916,323
    Nippon Carbide Industries Co., Inc.                                      434,000     580,485
    Nippon Chemical Industrial Co., Ltd.                                     477,000   1,012,826
#   Nippon Concrete Industries Co., Ltd.                                     253,600     771,927
*   Nippon Denko Co., Ltd.                                                   673,414   1,938,271
    Nippon Fine Chemical Co., Ltd.                                            81,000     641,107
    Nippon Kayaku Co., Ltd.                                                  683,000   8,926,474
#*  Nippon Kinzoku Co., Ltd.                                                  29,300     353,777
#   Nippon Koshuha Steel Co., Ltd.                                           460,000     349,948
    Nippon Light Metal Holdings Co., Ltd.                                  3,065,900   7,488,869

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Materials -- (Continued)
#   Nippon Paper Industries Co., Ltd.                                        290,600 $ 5,320,343
    Nippon Pillar Packing Co., Ltd.                                          116,800   1,415,518
    Nippon Soda Co., Ltd.                                                    827,000   4,021,867
#   Nippon Valqua Industries, Ltd.                                            97,799   1,545,992
    Nippon Yakin Kogyo Co., Ltd.                                             831,300   1,396,913
#   Nisshin Steel Co., Ltd.                                                  582,592   7,893,928
#   Nitta Gelatin, Inc.                                                       77,400     515,963
    Nittetsu Mining Co., Ltd.                                                 34,400   1,735,521
#   Nitto FC Co., Ltd.                                                        83,800     690,913
    NOF Corp.                                                                870,000   9,113,685
    Nozawa Corp.                                                               3,500      35,311
    Okamoto Industries, Inc.                                                 405,000   3,818,619
    Okura Industrial Co., Ltd.                                               284,000   1,347,675
    Osaka Organic Chemical Industry, Ltd.                                     74,500     596,305
    Osaka Soda Co., Ltd.                                                     424,000   1,863,741
    Osaka Steel Co., Ltd.                                                     83,300   1,553,425
*   OSAKA Titanium Technologies Co., Ltd.                                     16,100     258,108
#*  Pacific Metals Co., Ltd.                                                 941,000   2,973,350
    Pack Corp. (The)                                                          80,200   2,097,470
#*  Rasa Industries, Ltd.                                                    480,000     598,820
    Rengo Co., Ltd.                                                        1,261,000   7,701,037
#   Riken Technos Corp.                                                      212,600   1,066,151
    Sakai Chemical Industry Co., Ltd.                                        570,000   2,012,414
    Sakata INX Corp.                                                         252,400   3,307,197
    Sanyo Chemical Industries, Ltd.                                           69,800   3,048,394
    Sanyo Special Steel Co., Ltd.                                            650,300   3,444,362
    Seiko PMC Corp.                                                           20,100     214,957
    Sekisui Plastics Co., Ltd.                                               134,000     978,422
    Shikoku Chemicals Corp.                                                  225,000   2,216,276
    Shin-Etsu Polymer Co., Ltd.                                              258,500   1,900,097
    Shinagawa Refractories Co., Ltd.                                         264,000     665,929
#   Shinko Wire Co., Ltd.                                                    184,000     234,650
    Showa Denko K.K.                                                         845,099  13,868,257
    Soken Chemical & Engineering Co., Ltd.                                     3,200      46,021
    Stella Chemifa Corp.                                                      61,800   1,877,790
    Sumitomo Bakelite Co., Ltd.                                            1,163,000   6,877,766
    Sumitomo Osaka Cement Co., Ltd.                                        2,493,000  10,038,612
    Sumitomo Seika Chemicals Co., Ltd.                                        55,800   2,322,561
    T Hasegawa Co., Ltd.                                                     134,800   2,296,615
#   T&K Toka Co., Ltd.                                                        80,000     735,732
    Taisei Lamick Co., Ltd.                                                   29,600     814,594
    Taiyo Holdings Co., Ltd.                                                 104,900   4,236,958
    Takasago International Corp.                                              87,200   2,333,672
    Takiron Co., Ltd.                                                        295,000   1,394,084
#*  Tanaka Chemical Corp.                                                     62,500     475,932
    Tayca Corp.                                                              182,000   1,144,133
    Tenma Corp.                                                               80,800   1,469,667
    Toagosei Co., Ltd.                                                       658,000   7,043,884
#   Toda Kogyo Corp.                                                         253,000     642,429
#   Toho Titanium Co., Ltd.                                                  183,700   1,464,647
    Toho Zinc Co., Ltd.                                                      800,000   3,484,406
    Tokai Carbon Co., Ltd.                                                 1,289,000   4,633,886
    Tokushu Tokai Paper Co., Ltd.                                             57,258   2,034,253

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Materials -- (Continued)
*   Tokuyama Corp.                                                         2,159,000 $  9,662,834
    Tokyo Ohka Kogyo Co., Ltd.                                               220,600    7,881,487
    Tokyo Rope Manufacturing Co., Ltd.                                        84,800    1,434,230
    Tokyo Steel Manufacturing Co., Ltd.                                      652,000    5,876,171
    Tokyo Tekko Co., Ltd.                                                    251,000    1,065,836
#   Tomoegawa Co., Ltd.                                                      125,000      253,433
#   Tomoku Co., Ltd.                                                         339,000    1,005,984
    Topy Industries, Ltd.                                                    114,200    3,191,724
    Toyo Ink SC Holdings Co., Ltd.                                         1,157,000    5,647,354
    Toyo Kohan Co., Ltd.                                                     286,000    1,038,739
    Toyobo Co., Ltd.                                                       5,688,000    9,221,049
    TYK Corp.                                                                138,000      240,533
    UACJ Corp.                                                             1,486,415    4,673,078
    Ube Industries, Ltd.                                                   6,126,000   14,729,234
#   W-Scope Corp.                                                            148,900    2,410,598
    Wood One Co., Ltd.                                                       164,000      402,423
    Yamato Kogyo Co., Ltd.                                                   188,800    5,645,407
    Yodogawa Steel Works, Ltd.                                               144,700    4,127,281
    Yotai Refractories Co., Ltd.                                               8,000       25,706
    Yuki Gosei Kogyo Co., Ltd.                                                36,200       86,628
    Yushiro Chemical Industry Co., Ltd.                                       61,400      792,877
    Zeon Corp.                                                               613,000    7,034,352
                                                                                     ------------
Total Materials                                                                       406,157,522
                                                                                     ------------
Real Estate -- (1.8%)
    AD Works Co., Ltd.                                                       572,000      217,441
    Airport Facilities Co., Ltd.                                             132,770      706,771
    Anabuki Kosan, Inc.                                                        2,200       50,869
    Aoyama Zaisan Networks Co., Ltd.                                           7,900       50,174
#   Apamanshop Holdings Co., Ltd.                                             40,900      332,617
#   Ardepro Co., Ltd.                                                        872,800    1,089,424
#*  Ascot Corp.                                                               42,600      216,348
    CRE, Inc.                                                                  5,000       67,444
    Daibiru Corp.                                                            303,600    2,753,826
    Daikyo, Inc.                                                           1,904,000    3,910,108
    Dear Life Co., Ltd.                                                        3,300       11,331
    Goldcrest Co., Ltd.                                                      101,790    1,808,688
    Grandy House Corp.                                                        31,200      115,704
    Heiwa Real Estate Co., Ltd.                                              236,600    3,288,146
#   Ichigo, Inc.                                                           1,303,900    4,230,287
#   Japan Property Management Center Co., Ltd.                                75,300      858,491
    Kabuki-Za Co., Ltd.                                                       36,000    1,632,263
    Keihanshin Building Co., Ltd.                                            197,900    1,051,453
#   Kenedix, Inc.                                                          1,201,100    4,489,936
#   Land Business Co., Ltd.                                                   40,900      103,211
    Leopalace21 Corp.                                                      1,960,700   11,231,749
    Mugen Estate Co., Ltd.                                                    66,300      442,123
    Nisshin Fudosan Co.                                                      186,100      870,402
    Open House Co., Ltd.                                                     179,100    4,192,103
*   Properst Co., Ltd.                                                        26,600       52,710
#   Raysum Co., Ltd.                                                          78,500      554,041
#   SAMTY Co., Ltd.                                                           76,900      783,161
    Sankyo Frontier Co., Ltd.                                                 12,000      140,741

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                              SHARES      VALUE++
                                                                            ---------- --------------
Real Estate -- (Continued)
#    Shinoken Group Co., Ltd.                                                   76,100 $    1,275,965
     Star Mica Co., Ltd.                                                        29,100        540,600
*    Striders Corp.                                                            103,000         77,564
     Sumitomo Real Estate Sales Co., Ltd.                                      106,460      2,422,419
     Sun Frontier Fudousan Co., Ltd.                                           163,300      1,451,881
#    Takara Leben Co., Ltd.                                                    552,800      3,094,692
#    TOC Co., Ltd.                                                             323,950      2,560,361
#    Tokyo Rakutenchi Co., Ltd.                                                207,000        962,979
#    Tokyo Theatres Co., Inc.                                                  468,000        691,056
     Tosei Corp.                                                               201,700      1,362,190
     Unizo Holdings Co., Ltd.                                                   95,300      2,710,574
     Urbanet Corp. Co., Ltd.                                                    20,100         66,556
                                                                                       --------------
Total Real Estate                                                                          62,468,399
                                                                                       --------------
Telecommunication Services -- (0.1%)
#*   Broadmedia Corp.                                                          257,200        221,070
     Freebit Co., Ltd.                                                          25,800        209,660
#    Okinawa Cellular Telephone Co.                                             43,600      1,372,440
#    WirelessGate, Inc.                                                         39,400        605,586
                                                                                       --------------
Total Telecommunication Services                                                            2,408,756
                                                                                       --------------
Utilities -- (0.7%)
#    eRex Co., Ltd.                                                             47,400      1,380,315
     Hiroshima Gas Co., Ltd.                                                   109,300        355,283
     Hokkaido Electric Power Co., Inc.                                       1,082,100      7,840,690
     Hokkaido Gas Co., Ltd.                                                    281,000        689,439
     Hokuriku Gas Co., Ltd.                                                      9,900        238,377
     K&O Energy Group, Inc.                                                     80,200      1,264,260
     Okinawa Electric Power Co., Inc. (The)                                    214,834      4,972,566
     Saibu Gas Co., Ltd.                                                     1,881,000      4,246,525
     Shizuoka Gas Co., Ltd.                                                    315,100      2,045,157
     Toell Co., Ltd.                                                            13,800        114,775
     West Holdings Corp.                                                        96,800        698,869
                                                                                       --------------
Total Utilities                                                                            23,846,256
                                                                                       --------------
TOTAL COMMON STOCKS                                                                     3,144,643,414
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             3,144,643,414
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@ DFA Short Term Investment Fund                                         20,692,156    239,449,624
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,922,165,432)^^                                  $3,384,093,038
                                                                                       ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                ---------- -------------- -------- --------------
Common Stocks
   Consumer Discretionary       $  823,679 $  600,134,194       -- $  600,957,873
   Consumer Staples              3,961,363    246,396,570       --    250,357,933
   Energy                               --     34,730,125       --     34,730,125
   Financials                           --    298,849,669       --    298,849,669
   Health Care                          --    135,958,904       --    135,958,904
   Industrials                          --    910,691,522       --    910,691,522
   Information Technology               --    418,216,455       --    418,216,455
   Materials                            --    406,157,522       --    406,157,522
   Real Estate                          --     62,468,399       --     62,468,399
   Telecommunication Services           --      2,408,756       --      2,408,756
   Utilities                            --     23,846,256       --     23,846,256
Securities Lending Collateral           --    239,449,624       --    239,449,624
                                ---------- -------------- -------- --------------
TOTAL                           $4,785,042 $3,379,307,996       -- $3,384,093,038
                                ========== ============== ======== ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                             SHARES     VALUE++
                                                                           ---------- -----------
COMMON STOCKS -- (86.7%)
AUSTRALIA -- (43.4%)
*   3P Learning, Ltd.                                                          16,559 $    11,931
*   AAT Corp., Ltd.                                                                99          --
*   Acrux, Ltd.                                                               660,428     155,559
    Adacel Technologies, Ltd.                                                  15,787      28,521
    Adelaide Brighton, Ltd.                                                 3,668,074  14,252,693
*   AED Oil, Ltd.                                                             363,401          --
#   Ainsworth Game Technology, Ltd.                                           801,969   1,101,737
*   Alkane Resources, Ltd.                                                  1,463,658     378,101
    ALS, Ltd.                                                               1,315,878   5,915,073
#   Altium, Ltd.                                                              233,430   1,430,538
*   Altona Mining, Ltd.                                                     1,108,169     113,749
#   Alumina, Ltd.                                                           5,055,712   7,449,367
#   AMA Group, Ltd.                                                           263,663     197,991
    Amaysim Australia, Ltd.                                                    84,737     131,218
    Ansell, Ltd.                                                              563,728  10,160,923
*   Antares Energy, Ltd.                                                      199,346       3,987
#   AP Eagers, Ltd.                                                           242,303   1,767,199
*   APN News & Media, Ltd.                                                  1,911,001   3,683,462
#   APN Outdoor Group, Ltd.                                                   383,050   1,637,069
    APN Property Group Ltd.                                                    26,661       8,704
    Appen, Ltd.                                                                31,356      66,623
#   ARB Corp., Ltd.                                                           478,040   5,880,021
#   Ardent Leisure Group                                                      731,999   1,167,499
#*  Arrium, Ltd.                                                           17,951,296          95
    Asaleo Care, Ltd.                                                         920,754   1,053,540
*   Atlas Iron, Ltd.                                                        2,098,007      70,202
    AUB Group, Ltd.                                                           261,159   2,072,928
*   Ausdrill, Ltd.                                                          1,723,145   1,828,554
#   Austal, Ltd.                                                            1,230,775   1,495,163
#*  Australian Agricultural Co., Ltd.                                       2,525,883   2,808,732
    Australian Pharmaceutical Industries, Ltd.                              2,445,097   3,501,813
    Australian Vintage, Ltd.                                                4,105,188   1,635,185
#   Auswide Bank, Ltd.                                                         94,385     380,842
#   Automotive Holdings Group, Ltd.                                         1,729,397   5,131,221
*   Avanco Resources, Ltd.                                                  2,444,368     164,969
    Aveo Group                                                                878,958   2,126,205
#   AVJennings, Ltd.                                                        7,051,385   3,232,803
#*  AWE, Ltd.                                                               3,834,269   1,690,243
    Baby Bunting Group, Ltd.                                                    1,176       2,151
    Bank of Queensland, Ltd.                                                  869,690   7,901,603
#   Bapcor, Ltd.                                                              641,446   2,668,382
    Beach Energy, Ltd.                                                     13,573,519   7,746,994
#*  Beadell Resources, Ltd.                                                 5,808,573   1,352,611
#   Bega Cheese, Ltd.                                                         575,247   2,239,873
#   Bellamy's Australia, Ltd.                                                 270,885     869,460
#*  Billabong International, Ltd.                                             756,968     780,984
#   Blackmores, Ltd.                                                           81,784   7,172,707
#   Blue Sky Alternative Investments, Ltd.                                     39,616     207,438
    BlueScope Steel, Ltd.                                                     521,553   4,434,921
*   Boart Longyear, Ltd.                                                    2,546,867     241,362
*   Boom Logistics, Ltd.                                                      166,262      15,166

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
AUSTRALIA -- (Continued)
    Boral, Ltd.                                                             3,427,616 $15,147,634
*   Bradken, Ltd.                                                           1,242,062   3,033,679
#   Breville Group, Ltd.                                                      813,901   5,155,832
    Brickworks, Ltd.                                                          228,958   2,199,991
#   BT Investment Management, Ltd.                                            613,273   4,358,042
#*  Buccaneer Energy, Ltd.                                                  3,283,586          --
#*  Buru Energy, Ltd.                                                         316,943      45,770
#   Cabcharge Australia, Ltd.                                                 863,423   2,392,589
    Capilano Honey, Ltd.                                                        6,569      79,109
*   Capitol Health, Ltd.                                                      164,543      14,333
*   Capral, Ltd.                                                               58,499       7,417
#*  Cardno, Ltd.                                                            1,615,947   1,391,860
*   Carnarvon Petroleum, Ltd.                                               5,095,141     371,094
*   Carnegie Clean Energy, Ltd.                                               563,165      37,660
    carsales.com, Ltd.                                                      1,702,940  13,495,405
#   Cash Converters International, Ltd.                                     2,406,480     648,801
*   CDS Technologies, Ltd.                                                     13,276          --
    Cedar Woods Properties, Ltd.                                              323,002   1,318,824
    Cleanaway Waste Management, Ltd.                                       10,357,050   8,958,222
*   Clinuvel Pharmaceuticals, Ltd.                                             44,412     270,777
    Codan, Ltd.                                                               438,878     674,957
#   Collection House, Ltd.                                                  2,175,227   2,253,351
    Collins Foods, Ltd.                                                       335,073   1,530,675
*   Cooper Energy, Ltd.                                                       719,967     205,025
#   Corporate Travel Management, Ltd.                                         250,018   3,300,561
    Costa Group Holdings, Ltd.                                                119,336     297,047
    Cover-More Group, Ltd.                                                    353,468     514,810
#   Credit Corp. Group, Ltd.                                                  159,925   2,128,633
#   CSG, Ltd.                                                               1,003,475     593,539
    CSR, Ltd.                                                               3,680,857  12,326,154
*   CuDeco, Ltd.                                                              387,893     117,656
    Data#3, Ltd.                                                              585,871     799,900
#   Decmil Group, Ltd.                                                        867,988     688,552
*   Devine, Ltd.                                                              224,413      76,683
    Dicker Data, Ltd.                                                          12,339      23,215
    Donaco International, Ltd.                                                 28,566       7,803
    Downer EDI, Ltd.                                                        2,910,872  13,701,445
*   DSHE Holdings, Ltd.                                                        91,564          --
    DuluxGroup, Ltd.                                                        3,101,823  14,296,001
    DWS, Ltd.                                                                 395,621     447,347
    Eclipx Group, Ltd.                                                        170,997     485,665
#*  Elders, Ltd.                                                              493,928   1,592,278
*   Emeco Holdings, Ltd.                                                    1,193,646      77,758
#*  Energy Resources of Australia, Ltd.                                     1,156,799     605,770
#*  Energy World Corp., Ltd.                                                4,185,404   1,233,048
*   Enero Group, Ltd.                                                          12,387       8,540
#   EQT Holdings, Ltd.                                                         22,542     316,349
#   ERM Power, Ltd.                                                           822,449     751,598
#   Estia Health, Ltd.                                                        220,069     448,256
    Euroz, Ltd.                                                               101,762      79,355
    Event Hospitality and Entertainment, Ltd.                                 502,500   5,623,247
    Evolution Mining, Ltd.                                                  4,976,497   8,093,457
    Fairfax Media, Ltd.                                                    15,303,894   9,876,566

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
AUSTRALIA -- (Continued)
#*  FAR, Ltd.                                                              1,808,777 $   109,829
    Finbar Group, Ltd.                                                       154,390     111,281
#*  Fleetwood Corp., Ltd.                                                    394,575     578,304
#   FlexiGroup, Ltd.                                                       1,059,617   1,834,621
#   Flight Centre Travel Group, Ltd.                                         168,891   3,840,059
#   G8 Education, Ltd.                                                     1,589,192   4,308,541
#   Gateway Lifestyle                                                        161,886     249,218
    Gazal Corp., Ltd.                                                         22,520      39,217
#   GBST Holdings, Ltd.                                                       41,117     120,096
#   Genworth Mortgage Insurance Australia, Ltd.                              200,049     505,018
    Global Construction Services, Ltd.                                         4,832       2,107
    GR Engineering Services, Ltd.                                              8,765      10,401
    GrainCorp, Ltd. Class A                                                1,251,687   9,024,246
    Grange Resources, Ltd.                                                 1,724,297     288,172
#   Greencross, Ltd.                                                         202,188   1,010,734
#   GUD Holdings, Ltd.                                                       882,277   6,497,841
    GWA Group, Ltd.                                                        2,003,302   3,984,547
#   Hansen Technologies, Ltd.                                                222,485     651,795
    Healthscope, Ltd.                                                      1,336,318   2,219,179
    HFA Holdings, Ltd.                                                       310,766     504,546
#*  Hills, Ltd.                                                            1,277,876     329,844
*   Horizon Oil, Ltd.                                                      4,073,887     191,684
*   IDM International, Ltd.                                                      958          --
    IDP Education, Ltd.                                                        9,712      30,058
    Iluka Resources, Ltd.                                                  1,499,173   8,603,682
*   Imdex, Ltd.                                                            1,586,552     818,916
#   IMF Bentham, Ltd.                                                        762,337   1,012,608
    Independence Group NL                                                  2,082,153   5,984,517
*   Infigen Energy                                                         2,588,938   1,966,114
    Infomedia, Ltd.                                                        2,051,811   1,129,254
    Integrated Research, Ltd.                                                344,737     793,383
#   InvoCare, Ltd.                                                           909,636   9,167,220
#   IOOF Holdings, Ltd.                                                    2,068,330  14,286,364
#   IRESS, Ltd.                                                            1,123,183   9,632,233
#   iSelect, Ltd.                                                            149,200     196,927
#   iSentia Group, Ltd.                                                      373,303     742,687
#   Japara Healthcare, Ltd.                                                  238,347     379,245
#   JB Hi-Fi, Ltd.                                                           962,791  20,195,054
*   Jupiter Mines, Ltd.                                                      405,443       5,658
    K&S Corp., Ltd.                                                          265,983     317,105
#*  Karoon Gas Australia, Ltd.                                               804,029   1,096,818
#*  Kingsgate Consolidated, Ltd.                                           1,717,937     363,589
*   Kingsrose Mining, Ltd.                                                   937,248      71,081
*   Lednium Technology Pty, Ltd.                                             195,019          --
    Link Administration Holdings, Ltd.                                        13,977      81,365
#*  Lynas Corp., Ltd.                                                      3,390,978     218,972
    MACA, Ltd.                                                               712,773     857,434
*   Macmahon Holdings, Ltd.                                                6,881,875     809,568
    Macquarie Atlas Roads Group                                              565,764   2,154,336
    Magellan Financial Group, Ltd.                                           493,135   8,797,192
#   Mantra Group, Ltd.                                                       765,881   1,575,615
    MaxiTRANS Industries, Ltd.                                               915,613     416,898
#*  Mayne Pharma Group, Ltd.                                               6,419,629   6,140,003

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
AUSTRALIA -- (Continued)
    McMillan Shakespeare, Ltd.                                               430,931 $ 3,425,722
    McPherson's, Ltd.                                                        558,677     439,740
*   Medusa Mining, Ltd.                                                    1,263,898     384,364
    Melbourne IT, Ltd.                                                       441,811     666,919
#*  Mesoblast, Ltd.                                                          143,272     174,942
#*  Metals X, Ltd.                                                         1,642,001     996,284
#*  Metcash, Ltd.                                                          5,144,197   8,225,308
#   Michael Hill International, Ltd.                                       1,490,263   1,492,461
*   Millennium Minerals, Ltd.                                                 45,061       9,903
*   Mincor Resources NL                                                    1,067,643     214,927
#   Mineral Resources, Ltd.                                                1,168,088  10,906,714
#*  MMA Offshore, Ltd.                                                     2,282,868     484,441
    MNF Group, Ltd.                                                            3,078      10,621
#   Monadelphous Group, Ltd.                                                 795,650   6,279,389
    Monash IVF Group, Ltd.                                                   155,665     196,360
#   Money3 Corp., Ltd.                                                        29,801      38,884
*   Morning Star Gold NL                                                     332,749          76
    Mortgage Choice, Ltd.                                                    680,426   1,266,099
*   Mount Gibson Iron, Ltd.                                                4,617,886   1,330,432
#   Myer Holdings, Ltd.                                                    5,669,367   5,207,967
    MYOB Group, Ltd.                                                          11,334      29,232
    MyState, Ltd.                                                            193,507     665,547
    Navitas, Ltd.                                                          1,459,890   4,906,213
*   Nearmap, Ltd.                                                            176,170      80,322
#*  NetComm Wireless, Ltd.                                                    36,441      51,033
    New Hope Corp., Ltd.                                                     212,522     258,220
*   NEXTDC, Ltd.                                                              42,329      99,044
    nib holdings, Ltd.                                                     2,713,689   9,482,561
    Nick Scali, Ltd.                                                         171,369     857,085
#   Nine Entertainment Co. Holdings, Ltd.                                    650,611     491,505
    Northern Star Resources, Ltd.                                          4,806,957  13,984,245
#*  NRW Holdings, Ltd.                                                     2,147,851   1,142,398
    Nufarm, Ltd.                                                           1,353,168   9,216,722
#   OFX Group, Ltd.                                                          608,481     771,366
    oOh!media, Ltd.                                                           49,189     166,742
#*  Orocobre, Ltd.                                                           389,899   1,250,467
    Orora, Ltd.                                                            4,036,759   8,734,470
#   OrotonGroup, Ltd.                                                        131,885     173,723
    OZ Minerals, Ltd.                                                      2,198,276  15,000,138
#   Pacific Current Group, Ltd.                                               30,242     120,981
    Pacific Smiles Group, Ltd.                                               247,728     373,168
    Pact Group Holdings, Ltd.                                                277,018   1,373,353
#*  Paladin Energy, Ltd.                                                   9,564,569     907,889
*   Panoramic Resources, Ltd.                                              1,865,498     375,776
#   Peet, Ltd.                                                             1,645,757   1,291,156
#*  Peninsula Energy, Ltd.                                                   209,095     108,689
#   Perpetual, Ltd.                                                          356,426  12,656,839
#*  Perseus Mining, Ltd.                                                   3,800,711     971,182
#   Platinum Asset Management, Ltd.                                          357,871   1,355,903
*   Pluton Resources, Ltd.                                                    20,710          --
#   PMP, Ltd.                                                              2,327,074   1,138,496
    Premier Investments, Ltd.                                                594,567   5,820,436
*   Prima Biomed, Ltd.                                                     1,409,121      37,113

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
AUSTRALIA -- (Continued)
    Primary Health Care, Ltd.                                               3,292,878 $ 9,371,231
#   Prime Media Group, Ltd.                                                 2,031,951     470,257
    Pro Medicus, Ltd.                                                           3,343      12,561
#   Programmed Maintenance Services, Ltd.                                   1,818,274   2,621,816
#   Qube Holdings, Ltd.                                                     3,194,523   5,575,630
#*  Ramelius Resources, Ltd.                                                2,721,716   1,243,446
#   RCG Corp., Ltd.                                                           482,996     499,601
    RCR Tomlinson, Ltd.                                                     1,055,209   2,328,061
    Reckon, Ltd.                                                              374,943     458,579
*   Red 5, Ltd.                                                                 9,022         488
#   Reece, Ltd.                                                               228,772   7,733,551
#   Regis Healthcare, Ltd.                                                    345,772   1,145,585
    Regis Resources, Ltd.                                                   2,663,182   6,454,379
#   Reject Shop, Ltd. (The)                                                   265,486   1,707,863
#   Resolute Mining, Ltd.                                                   6,772,221   7,536,738
#   Retail Food Group, Ltd.                                                 1,099,481   5,372,920
#   Ridley Corp., Ltd.                                                      1,365,765   1,332,177
*   RiverCity Motorway Group                                                1,563,354          --
*   RungePincockMinarco, Ltd.                                                  30,702      12,900
    Ruralco Holdings, Ltd.                                                    115,893     267,992
*   Salmat, Ltd.                                                              645,788     298,731
    Sandfire Resources NL                                                     674,598   3,375,568
*   Saracen Mineral Holdings, Ltd.                                          6,350,203   5,134,092
#   SeaLink Travel Group, Ltd.                                                 33,446     116,705
#   Select Harvests, Ltd.                                                     532,021   2,259,700
*   Senetas Corp., Ltd.                                                       131,335      10,966
#*  Senex Energy, Ltd.                                                      6,525,453   1,385,693
    Servcorp, Ltd.                                                            319,070   1,524,711
    Service Stream, Ltd.                                                    1,930,150   1,693,117
    Seven Group Holdings, Ltd.                                                559,015   3,104,661
#   Seven West Media, Ltd.                                                  7,785,820   4,788,324
    SG Fleet Group, Ltd.                                                       86,366     224,238
    Shine Corporate, Ltd.                                                      15,573       8,326
    Sigma Pharmaceuticals, Ltd.                                             7,584,855   6,932,843
#*  Silex Systems, Ltd.                                                       511,695     269,747
#   Silver Chef, Ltd.                                                         110,079     751,415
#*  Silver Lake Resources, Ltd.                                             3,947,068   2,014,642
#   Sims Metal Management, Ltd.                                             1,382,214  11,746,462
    Sirtex Medical, Ltd.                                                      413,240   4,405,138
#*  Slater & Gordon, Ltd.                                                   2,016,208     390,165
    SmartGroup Corp., Ltd.                                                     58,935     288,475
#   SMS Management & Technology, Ltd.                                         575,318     606,139
    Southern Cross Media Group, Ltd.                                        3,965,374   4,421,449
#   Spark Infrastructure Group                                             11,913,246  21,173,542
*   Specialty Fashion Group, Ltd.                                             786,397     313,517
    SpeedCast International, Ltd.                                             115,660     315,254
    Spotless Group Holdings, Ltd.                                           3,358,153   2,396,375
*   St Barbara, Ltd.                                                        3,864,261   6,840,917
    Star Entertainment Grp, Ltd. (The)                                      1,234,530   4,472,227
    Steadfast Group, Ltd.                                                   1,948,644   3,387,097
*   Strike Energy, Ltd.                                                     1,576,787     102,744
*   Sundance Energy Australia, Ltd.                                         5,684,787     865,351
    Sunland Group, Ltd.                                                       729,757     925,441

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd.                                                1,280,749 $  9,469,704
*   Superloop, Ltd.                                                             2,718        5,121
#*  Syrah Resources, Ltd.                                                     200,945      470,398
    Tabcorp Holdings, Ltd.                                                  3,586,818   12,891,917
    Tassal Group, Ltd.                                                        922,313    3,231,599
    Technology One, Ltd.                                                    1,645,166    6,429,641
#*  Ten Network Holdings, Ltd.                                              1,309,458      894,504
#   TFS Corp., Ltd.                                                         2,106,773    2,510,975
    Thorn Group, Ltd.                                                         637,974      837,125
*   Tiger Resources, Ltd.                                                   9,447,997      279,657
    Tox Free Solutions, Ltd.                                                1,181,498    2,374,760
    Treasury Wine Estates, Ltd.                                               458,301    4,043,141
*   Tribune Resources, Ltd.                                                     3,093       14,096
#*  Troy Resources, Ltd.                                                    2,230,415      254,903
#   Villa World, Ltd.                                                         293,588      541,119
#   Village Roadshow, Ltd.                                                    831,506    2,499,625
*   Virgin Australia Holdings, Ltd.()                                       7,648,897           --
*   Virgin Australia Holdings, Ltd.(B43DQC7)                               11,885,050    1,983,493
    Virtus Health, Ltd.                                                       246,508      957,677
#   Vita Group, Ltd.                                                          112,514      271,427
#   Vocus Group, Ltd.                                                       4,260,609   13,065,999
*   Watpac, Ltd.                                                              760,701      433,255
    Webjet, Ltd.                                                              604,413    5,177,327
    Webster, Ltd.                                                              23,507       24,448
#*  Western Areas, Ltd.                                                     2,274,784    4,247,298
#*  Westgold Resources, Ltd.                                                  820,999    1,235,952
#*  Whitehaven Coal, Ltd.                                                   4,143,411    8,949,245
#*  WorleyParsons, Ltd.                                                       600,923    4,518,434
    WPP AUNZ, Ltd.                                                          2,447,007    1,970,292
                                                                                      ------------
TOTAL AUSTRALIA                                                                        770,641,814
                                                                                      ------------
CHINA -- (0.1%)
    China Everbright Water, Ltd.                                            3,313,100    1,008,933
    K Wah International Holdings, Ltd.                                      1,860,632      929,396
*   Lifestyle China Group, Ltd.                                             1,514,000      354,502
                                                                                      ------------
TOTAL CHINA                                                                              2,292,831
                                                                                      ------------
HONG KONG -- (24.5%)
*   13 Holdings, Ltd. (The)                                                    54,500       16,109
    Aeon Credit Service Asia Co., Ltd.                                        582,000      418,344
    Aeon Stores Hong Kong Co., Ltd.                                           248,000      220,494
    Agritrade Resources, Ltd.                                               3,065,000      566,327
    Alco Holdings, Ltd.                                                     1,614,000      476,102
    Allan International Holdings                                               32,000        7,877
    Allied Group, Ltd.                                                        663,200    3,485,706
    Allied Properties HK, Ltd.                                             12,007,857    2,689,219
*   Anxian Yuan China Holdings, Ltd.                                        3,100,000       33,780
*   Apac Resources, Ltd.                                                   31,747,350      454,006
*   Applied Development Holdings, Ltd.                                      5,550,000      535,655
    APT Satellite Holdings, Ltd.                                            3,008,500    1,511,253
    Arts Optical International Hldgs, Ltd.                                    730,000      296,786
    Asia Financial Holdings, Ltd.                                           2,404,908    1,189,156

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
HONG KONG -- (Continued)
*   Asia Satellite Telecommunications Holdings, Ltd.                          934,500 $1,173,678
    Asia Standard Hotel Group, Ltd.                                        11,437,218    375,153
    Asia Standard International Group, Ltd.                                13,316,917  2,755,772
    ASM Pacific Technology, Ltd.                                              145,100  1,764,163
    Associated International Hotels, Ltd.                                     952,000  2,769,435
*   Auto Italia Holdings                                                    1,900,000     28,856
*   BeijingWest Industries International, Ltd.                                419,600     99,385
*   Bel Global Resources Holdings, Ltd.                                     2,576,000         --
#   BEP International Holdings, Ltd.                                       20,370,000  1,173,977
*   Bestway International Holdings, Ltd.                                    1,495,000    329,486
    Bonjour Holdings, Ltd.                                                 13,988,600    655,592
    Bossini International Holdings, Ltd.                                    3,699,500    213,107
    Bright Smart Securities & Commodities Group, Ltd.                       5,254,000  1,798,824
#*  Brightoil Petroleum Holdings, Ltd.                                      6,741,000  2,078,153
#*  Brockman Mining, Ltd.                                                  22,810,814    385,161
*   Burwill Holdings, Ltd.                                                 31,596,960    799,785
    Cafe de Coral Holdings, Ltd.                                            2,412,000  7,999,530
*   Cash Financial Services Group, Ltd.                                     3,438,000    209,482
*   CCT Land Holdings, Ltd.                                                18,640,000     26,371
    Century City International Holdings, Ltd.                               6,391,460    443,113
*   CGN Mining Co., Ltd.                                                    1,085,000    116,994
*   Champion Technology Holdings, Ltd.                                     17,285,089    277,420
    Chen Hsong Holdings                                                     1,212,000    305,986
    Cheuk Nang Holdings, Ltd.                                                 649,742    459,863
    Chevalier International Holdings, Ltd.                                    820,989  1,275,715
*   China Billion Resources, Ltd.                                           2,438,000     10,359
*   China Chuanglian Education Group, Ltd.                                  4,664,000     88,935
*   China Digicontent Co., Ltd.                                             2,710,000         --
*   China Energy Development Holdings, Ltd.                                52,140,000    580,832
*   China Environmental Energy Investment, Ltd.                               196,000     11,658
*   China Ever Grand Financial Leasing Group Co., Ltd.                        810,000     10,099
    China Flavors & Fragrances Co., Ltd.                                      517,028    136,344
*   China Healthcare Enterprise Group, Ltd.                                 7,756,000    116,489
#   China LNG Group, Ltd.                                                  16,100,000    345,433
*   China Ludao Technology Co., Ltd.                                          580,000    125,596
*   China Medical & Healthcare Group, Ltd.                                 42,916,800  2,204,334
    China Metal International Holdings, Inc.                                2,670,000    808,553
#   China Motor Bus Co., Ltd.                                                  53,600    761,605
*   China National Culture Group, Ltd.                                      7,410,000     36,041
*   China Soft Power Technology Holdings, Ltd.                                672,000     13,299
*   China Solar Energy Holdings, Ltd.                                       1,669,500      7,262
*   China Star Entertainment, Ltd.                                          1,850,000    106,771
#*  China Strategic Holdings, Ltd.                                         53,276,250  1,108,283
    China Ting Group Holdings, Ltd.                                         2,565,151    153,099
*   China Wah Yan Healthcare, Ltd.                                         11,685,000     57,301
#   Chinese Estates Holdings, Ltd.                                             55,000     86,410
*   Chinlink International Holdings, Ltd.                                   2,900,000      8,559
    Chinney Investments, Ltd.                                               1,144,000    312,052
    Chong Hing Bank, Ltd.                                                      85,000    167,204
    Chow Sang Sang Holdings International, Ltd.                             2,373,000  4,528,846
    Chuang's China Investments, Ltd.                                        7,571,407    481,374
    Chuang's Consortium International, Ltd.                                 6,943,043  1,310,821
    CITIC Telecom International Holdings, Ltd.                             12,426,125  4,054,303

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES      VALUE++
                                                                           ----------- -----------
HONG KONG -- (Continued)
    CK Life Sciences International Holdings, Inc.                           22,714,000 $ 1,978,869
*   CMMB Vision Holdings, Ltd.                                               6,376,000     422,131
    CNQC International Holdings, Ltd.                                        2,615,000     979,584
    CNT Group, Ltd.                                                          8,303,264     619,204
*   Common Splendor International Health Industry Group, Ltd.                8,436,000     802,399
*   Continental Holdings, Ltd.                                                 450,000       7,616
    Convenience Retail Asia, Ltd.                                              142,000      67,827
*   Convoy Global Holdings, Ltd.                                            45,144,000   1,273,707
#*  Cowell e Holdings, Inc.                                                  1,794,000     539,757
*   CP Lotus Corp.                                                          11,880,000     210,050
*   Crocodile Garments                                                       1,611,000     221,284
#   Cross-Harbour Holdings, Ltd. (The)                                         856,956   1,232,136
#   CSI Properties, Ltd.                                                    37,346,383   1,607,196
#   CW Group Holdings, Ltd.                                                  2,624,000     520,176
    Dah Sing Banking Group, Ltd.                                             3,867,116   7,541,314
#   Dah Sing Financial Holdings, Ltd.                                        1,500,544  11,586,667
    Dickson Concepts International, Ltd.                                     1,282,500     453,777
*   Ding He Mining Holdings, Ltd.                                            7,056,000     101,742
*   Dragonite International, Ltd.                                               56,000      10,566
    Dynamic Holdings, Ltd.                                                      18,000      11,034
    Eagle Nice International Holdings, Ltd.                                  1,846,000     516,529
    EcoGreen International Group, Ltd.                                       1,634,640     351,516
*   EganaGoldpfeil Holdings, Ltd.                                            4,121,757          --
    Emperor Capital Group, Ltd.                                             31,083,000   2,831,534
    Emperor Entertainment Hotel, Ltd.                                        4,450,000   1,040,057
    Emperor International Holdings, Ltd.                                     8,868,753   2,085,911
*   Emperor Watch & Jewellery, Ltd.                                         26,450,000     967,788
#*  Enerchina Holdings, Ltd.                                                10,083,000     399,006
*   ENM Holdings, Ltd.                                                      14,680,000   1,129,958
*   EPI Holdings, Ltd.                                                       1,950,001      48,146
#*  Esprit Holdings, Ltd.                                                   14,828,050  11,573,546
*   eSun Holdings, Ltd.                                                      4,344,000     447,493
*   Eternity Investment, Ltd.                                                  830,000      26,460
*   Ezcom Holdings, Ltd.                                                        72,576          --
#   Fairwood Holdings, Ltd.                                                    719,100   2,682,337
    Far East Consortium International, Ltd.                                  9,369,798   4,059,999
*   Far East Holdings International, Ltd.                                      720,000      75,650
    FIH Mobile, Ltd.                                                        12,357,000   3,970,412
    First Pacific Co., Ltd.                                                  4,976,000   3,772,903
    First Shanghai Investments, Ltd.                                         5,064,000     763,027
    Fountain SET Holdings, Ltd.                                              5,730,000     765,978
    Four Seas Mercantile Holdings, Ltd.                                        610,000     298,627
*   Freeman FinTech Corp., Ltd.                                              1,820,000     112,109
    Fulum Group Holdings, Ltd.                                                  76,000       9,997
    Future Bright Holdings, Ltd.                                             3,288,000     331,787
    G-Resources Group, Ltd.                                                169,647,600   3,023,326
#*  GCL New Energy Holdings, Ltd.                                           23,402,000   1,201,031
#   Get Nice Financial Group, Ltd.                                             966,600     116,693
#   Get Nice Holdings, Ltd.                                                 41,752,000   1,449,985
    Giordano International, Ltd.                                            11,262,000   6,099,076
*   Global Brands Group Holding, Ltd.                                       32,030,000   4,024,736
    Glorious Sun Enterprises, Ltd.                                           4,328,000     550,762
    Gold Peak Industries Holdings, Ltd.                                      3,029,642     300,259

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
HONG KONG -- (Continued)
    Golden Resources Development International, Ltd.                        3,330,500 $   195,958
#*  Good Resources Holdings, Ltd.                                           6,020,000     324,382
*   Grande Holdings, Ltd. (The)                                               882,000      47,927
    Great Eagle Holdings, Ltd.                                                494,467   2,249,000
    Guangnan Holdings, Ltd.                                                 2,363,600     295,028
    Guoco Group, Ltd.                                                           2,000      22,537
#   Guotai Junan International Holdings, Ltd.                              24,430,797   8,005,738
#   Haitong International Securities Group, Ltd.                           13,596,015   7,598,119
    Hanison Construction Holdings, Ltd.                                     2,103,649     374,783
*   Hao Tian Development Group, Ltd.                                       16,639,200     845,278
    Harbour Centre Development, Ltd.                                          935,500   1,733,427
    High Fashion International, Ltd.                                          268,000      68,187
#   HKBN, Ltd.                                                              1,888,000   2,298,482
*   HKR International, Ltd.                                                 5,957,536   2,992,717
    Hon Kwok Land Investment Co., Ltd.                                        314,800     143,682
#   Hong Kong Aircraft Engineering Co., Ltd.                                  109,600     754,397
*   Hong Kong Building & Loan Agency, Ltd. (The)                            1,200,000      57,029
    Hong Kong Ferry Holdings Co., Ltd.                                        855,300     979,469
    Hong Kong Shanghai Alliance Holdings, Ltd.                              1,248,002     149,187
*   Hong Kong Television Network, Ltd.                                      2,688,751     462,684
*   HongDa Financial Holding, Ltd.                                          1,560,000      58,295
#   Hongkong & Shanghai Hotels, Ltd. (The)                                  1,738,112   1,932,749
    Hongkong Chinese, Ltd.                                                  5,038,000     936,238
    Hop Hing Group Holdings, Ltd.                                           1,812,000      36,730
    Hopewell Holdings, Ltd.                                                 3,287,000  11,736,595
#*  Hsin Chong Group Holdings, Ltd.                                        12,421,658     590,157
*   Huarong Investment Stock Corp., Ltd.                                      220,000      41,182
    Hung Hing Printing Group, Ltd.                                          2,628,000     439,420
    Hutchison Telecommunications Hong Kong Holdings, Ltd.                  12,042,000   3,903,251
*   I-CABLE Communications, Ltd.                                            4,529,000     565,022
    IGG, Inc.                                                               7,821,000   5,827,915
#*  Imagi International Holdings, Ltd.                                     17,138,400     226,520
*   International Standard Resources Holdings, Ltd.                        32,591,500     176,124
*   iOne Holdings, Ltd.                                                    11,400,000     321,775
    IPE Group, Ltd.                                                         3,345,000     904,859
*   IRC, Ltd.                                                              10,590,266     537,486
    IT, Ltd.                                                                4,344,532   1,788,280
    ITC Corp., Ltd.                                                         2,619,150     189,038
    ITC Properties Group, Ltd.                                              5,487,001   2,262,918
*   Jinhui Holdings Co., Ltd.                                                 102,000      13,826
    Johnson Electric Holdings, Ltd.                                         2,248,750   5,983,508
    Kader Holdings Co., Ltd.                                                   92,000       9,440
    Kam Hing International Holdings, Ltd.                                   1,830,000     123,488
*   Kantone Holdings, Ltd.                                                    919,364      77,335
    Karrie International Holdings, Ltd.                                       138,000      13,442
    Keck Seng Investments                                                     878,600     645,825
    Kerry Logistics Network, Ltd.                                           2,055,000   2,650,813
*   King Pacific International Holdings, Ltd.                               1,404,200          --
    Kingmaker Footwear Holdings, Ltd.                                       1,914,955     533,845
#   Kingston Financial Group, Ltd.                                          4,867,000   2,147,806
*   Kong Sun Holdings, Ltd.                                                   175,000       7,061
    Kowloon Development Co., Ltd.                                           2,541,000   2,388,046
#*  KuangChi Science, Ltd.                                                    207,000      76,493

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ----------- ----------
HONG KONG -- (Continued)
*   Kwan On Holdings, Ltd.                                                   1,900,000 $  496,561
    Kwoon Chung Bus Holdings, Ltd.                                              20,000     10,044
    L'Occitane International SA                                                662,500  1,305,356
*   L'sea Resources International Holdings, Ltd.                             5,480,000     70,283
    Lai Sun Development Co., Ltd.                                           90,938,345  1,960,222
    Lai Sun Garment International, Ltd.                                      3,347,156    695,112
    Lam Soon Hong Kong, Ltd.                                                   302,310    350,357
*   Landing International Development, Ltd.                                 24,795,000    203,252
    Landsea Green Properties Co., Ltd.                                         948,000     79,323
*   Leading Spirit High-Tech Holdings Co., Ltd.                              2,310,000         --
    Lifestyle International Holdings, Ltd.                                   1,916,000  2,456,752
    Lippo China Resources, Ltd.                                             20,922,000    635,051
    Lippo, Ltd.                                                              1,161,700    705,121
    Lisi Group Holdings, Ltd.                                               10,142,000    980,337
#   Liu Chong Hing Investment, Ltd.                                          1,299,200  1,798,300
    Luen Thai Holdings, Ltd.                                                 1,207,000    279,587
    Luk Fook Holdings International, Ltd.                                    3,243,000  9,528,761
    Luks Group Vietnam Holdings Co., Ltd.                                      514,913    183,869
    Lung Kee Bermuda Holdings                                                1,567,875    591,046
#*  Macau Legend Development, Ltd.                                          16,576,000  3,377,563
    Magnificent Hotel Investment, Ltd.                                      13,170,000    305,862
#   Major Holdings, Ltd.                                                       780,000    131,339
*   Man Sang International, Ltd.                                               132,000      9,845
    Man Wah Holdings, Ltd.                                                  13,578,800  8,684,699
#*  Mason Financial Holdings, Ltd.                                          19,270,000    357,643
#   Master Glory Group, Ltd.(BYTP1T9)                                       38,810,592  1,009,223
    Master Glory Group, Ltd.(BYTP1T9)                                          394,860     10,331
    Matrix Holdings, Ltd.                                                    1,067,414    471,970
    Melbourne Enterprises, Ltd.                                                 39,500    890,791
#   Melco International Development, Ltd.                                    4,978,000  7,509,655
#*  Midland Holdings, Ltd.                                                   5,182,000  1,310,881
#*  Midland IC&I, Ltd.                                                      25,910,000    179,716
    Ming Fai International Holdings, Ltd.                                    2,148,000    276,025
    Miramar Hotel & Investment                                                 910,000  1,922,761
#*  Mongolian Mining Corp.                                                   8,115,500    306,947
    NagaCorp, Ltd.                                                          10,982,000  6,444,528
    Nanyang Holdings, Ltd.                                                     133,500    728,826
    National Electronic Hldgs                                                2,668,600    343,389
*   National United Resources Holdings, Ltd.                                18,280,000    250,914
*   Neo-Neon Holdings, Ltd.                                                  2,337,500    334,321
*   Neptune Group, Ltd.                                                      2,785,000    116,843
*   NetMind Financial Holdings, Ltd.                                       130,048,000    849,572
*   New Century Group Hong Kong, Ltd.                                       13,351,464    265,665
*   New Times Energy Corp., Ltd.                                             2,276,400     77,461
    Newocean Energy Holdings, Ltd.                                           8,052,000  2,181,726
*   Next Digital, Ltd.                                                       4,295,183    205,367
*   Nine Express, Ltd.                                                      11,388,000    613,955
*   O Luxe Holdings, Ltd.                                                   10,978,500  1,247,559
    OP Financial Investments, Ltd.                                             828,000    284,796
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.                   9,759,706    867,932
    Orient Overseas International, Ltd.                                      1,483,500  7,689,027
*   Orient Power Holdings, Ltd.                                                804,000         --
#   Oriental Watch Holdings                                                  3,070,800    631,249

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
HONG KONG -- (Continued)
*   Pacific Andes International Holdings, Ltd.                             19,435,067 $   68,634
#*  Pacific Basin Shipping, Ltd.                                           30,220,000  5,674,800
#   Pacific Textiles Holdings, Ltd.                                         6,707,000  7,407,376
    Pak Fah Yeow International, Ltd.                                            5,000      2,299
    Paliburg Holdings, Ltd.                                                 3,104,830  1,002,729
*   Pan Asia Environmental Protection Group, Ltd.                             214,000     47,598
#*  Paradise Entertainment, Ltd.                                            3,652,000    717,025
#*  Peace Mark Holdings, Ltd.                                               2,712,022         --
*   Pearl Oriental Oil, Ltd.                                               11,849,400    387,402
*   Pegasus Entertainment Holdings, Ltd.                                      664,000     24,409
    Pegasus International Holdings, Ltd.                                      226,000     37,918
    Perfect Shape Beauty Technology, Ltd.                                   1,172,000    102,856
    Pico Far East Holdings, Ltd.                                            5,256,000  1,757,474
    Playmates Holdings, Ltd.                                                  692,000    951,070
    Playmates Toys, Ltd.                                                    6,208,000  1,171,686
#   Pokfulam Development Co.                                                  234,000    487,737
    Polytec Asset Holdings, Ltd.                                           11,323,526    717,270
    Public Financial Holdings, Ltd.                                         3,102,000  1,350,974
    PuraPharm Corp., Ltd.                                                     137,000     71,743
*   PYI Corp., Ltd.                                                        24,147,973    549,317
*   Pyxis Group, Ltd.                                                       1,936,000         --
*   Qianhai Health Holdings, Ltd.                                             157,499      2,651
    Quam, Ltd.                                                              2,500,000    438,936
    Raymond Industrial, Ltd.                                                   30,400      4,223
#   Regal Hotels International Holdings, Ltd.                               2,871,800  1,577,973
#*  Rentian Technology Holdings, Ltd.                                       7,000,000    400,029
    Rivera Holdings, Ltd.                                                   5,710,000    422,654
    SA SA International Holdings, Ltd.                                     11,234,688  4,476,492
    Safety Godown Co., Ltd.                                                   400,000    931,078
    SAS Dragon Holdings, Ltd.                                               2,120,000    424,669
#   SEA Holdings, Ltd.                                                      1,162,000  2,764,944
*   SEEC Media Group, Ltd.                                                  6,100,000     89,595
    Shangri-La Asia, Ltd.                                                     652,000    725,213
#   Shenwan Hongyuan HK, Ltd.                                               4,201,250  1,852,262
*   Shougang Concord Grand Group, Ltd.                                      1,158,000     36,777
    Shun Ho Property Investments, Ltd.                                      1,254,757    454,313
*   Shun Tak Holdings, Ltd.                                                13,985,419  4,833,248
*   Silver base Group Holdings, Ltd.                                        3,641,515    256,961
#*  Sincere Watch Hong Kong, Ltd.                                           4,450,000    107,885
*   Sing Pao Media Enterprises, Ltd.                                          250,511         --
    Sing Tao News Corp., Ltd.                                               1,974,000    257,078
#*  Singamas Container Holdings, Ltd.                                      11,232,000  1,269,892
*   Sinocan Holdings, Ltd.                                                    350,000         --
    SIS International Holdings                                                 34,000     17,569
#   SITC International Holdings Co., Ltd.                                     661,000    410,543
    Sitoy Group Holdings, Ltd.                                              1,322,000    336,791
#*  Skyway Securities Group, Ltd.                                          12,270,000    299,138
    SmarTone Telecommunications Holdings, Ltd.                              3,918,031  5,397,673
*   SOCAM Development, Ltd.                                                 1,744,771    634,250
*   Solartech International Holdings, Ltd.                                 11,280,000    659,846
*   Solomon Systech International, Ltd.                                     9,504,000    482,143
    Soundwill Holdings, Ltd.                                                  552,000  1,016,018
*   South China Assets Holdings, Ltd.                                       1,679,170     15,024

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
HONG KONG -- (Continued)
*   South China Financial Holdings, Ltd.                                   16,950,000 $   163,169
*   South China Holdings Co., Ltd.                                         17,774,503     778,368
    Stella International Holdings, Ltd.                                     1,583,500   2,410,581
*   Stelux Holdings International, Ltd.                                     3,011,400     216,387
*   Success Universe Group, Ltd.                                            6,716,000     190,046
    Sun Hing Vision Group Holdings, Ltd.                                      358,000     130,514
    Sun Hung Kai & Co., Ltd.                                                4,771,429   3,113,395
    Sunwah Kingsway Capital Holdings, Ltd.                                  7,690,000     137,978
#   TAI Cheung Holdings, Ltd.                                               2,081,000   1,895,235
    Tai Sang Land Development, Ltd.                                           781,910     493,797
*   Talent Property Group, Ltd.                                            12,825,000     245,207
#   Tan Chong International, Ltd.                                           1,176,000     367,379
    Tao Heung Holdings, Ltd.                                                1,166,000     309,086
*   TCL Display Technology Holdings, Ltd.                                   2,032,000     177,572
#   Television Broadcasts, Ltd.                                             2,137,000   8,197,318
*   Termbray Industries International Holdings, Ltd.                        2,304,900     186,685
    Tern Properties Co., Ltd.                                                  51,200      29,694
#   Texwinca Holdings, Ltd.                                                 6,986,000   4,476,188
    Tian Teck Land, Ltd.                                                    1,024,000   1,110,028
*   Titan Petrochemicals Group, Ltd.                                       13,140,000     180,418
#*  TOM Group, Ltd.                                                           620,000     153,209
#   Town Health International Medical Group, Ltd.                           2,672,000     429,088
    Tradelink Electronic Commerce, Ltd.                                     5,280,000   1,072,327
#   Transport International Holdings, Ltd.                                  1,264,141   3,707,797
#*  Trinity, Ltd.                                                           8,046,000     610,300
*   Tristate Holdings, Ltd.                                                   100,000      24,315
*   TSC Group Holdings, Ltd.                                                3,386,000     503,640
#   Tsui Wah Holdings, Ltd.                                                 1,602,000     266,739
#*  United Laboratories International Holdings, Ltd. (The)                  5,776,000   3,595,015
*   Universal Technologies Holdings, Ltd.                                   7,410,000     324,554
*   Up Energy Development Group, Ltd.                                       3,929,000      24,509
    Upbest Group, Ltd.                                                         72,000      11,579
*   Value Convergence Holdings, Ltd.                                        3,156,000     621,191
#   Value Partners Group, Ltd.                                              3,009,000   2,583,227
    Vanke Property Overseas, Ltd.                                              49,000      32,770
    Vantage International Holdings, Ltd.                                    2,788,000     426,554
    Varitronix International, Ltd.                                          2,769,293   1,242,946
    Vedan International Holdings, Ltd.                                      3,360,000     431,915
    Victory City International Holdings, Ltd.                              24,573,660     898,782
#   Vitasoy International Holdings, Ltd.                                    5,537,000  10,748,672
*   VS International Group, Ltd.                                              488,000      20,755
#   VST Holdings, Ltd.                                                      5,221,600   1,829,885
    VTech Holdings, Ltd.                                                      782,900   9,718,023
    Wai Kee Holdings, Ltd.                                                  7,640,738   2,465,226
    Wang On Group, Ltd.                                                     4,000,000      34,947
    Win Hanverky Holdings, Ltd.                                             2,734,000     445,697
*   Winfull Group Holdings, Ltd.                                            9,512,000     220,050
    Wing On Co. International, Ltd.                                           759,000   2,402,787
    Wing Tai Properties, Ltd.                                               1,923,331   1,173,511
    Wonderful Sky Financial Group Holdings, Ltd.                              358,000      93,107
    Wong's International Holdings, Ltd.                                       737,641     265,266
    Wong's Kong King International                                            322,000      37,273
    Xinyi Glass Holdings, Ltd.                                             17,658,000  15,882,710

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
HONG KONG -- (Continued)
    Yangtzekiang Garment, Ltd.                                                606,500 $    223,877
*   Yat Sing Holdings, Ltd.                                                   190,000      126,483
*   Yau Lee Holdings, Ltd.                                                    424,000       54,187
    Yeebo International Holdings, Ltd.                                      2,890,000    1,698,209
    YGM Trading, Ltd.                                                         447,000      427,484
    YT Realty Group, Ltd.                                                     749,000      292,158
    Yugang International, Ltd.                                             90,818,000    1,761,042
                                                                                      ------------
TOTAL HONG KONG                                                                        436,039,595
                                                                                      ------------
NEW ZEALAND -- (7.5%)
#*  a2 Milk Co., Ltd.                                                       1,594,236    2,589,708
    Abano Healthcare Group, Ltd.                                               30,725      202,910
    Air New Zealand, Ltd.                                                   3,693,701    5,693,390
    Arvida Group, Ltd.                                                         13,540       13,294
    Briscoe Group, Ltd.                                                         2,235        6,520
    Chorus, Ltd.                                                            2,169,937    6,455,409
    Colonial Motor Co., Ltd. (The)                                            144,588      776,489
#   Contact Energy, Ltd.                                                    2,259,220    7,916,885
    EBOS Group, Ltd.                                                          451,590    5,596,866
    Fisher & Paykel Healthcare Corp., Ltd.                                  1,396,706    8,906,322
    Freightways, Ltd.                                                         974,609    4,993,335
    Genesis Energy, Ltd.                                                      669,694    1,061,291
#   Hallenstein Glasson Holdings, Ltd.                                        242,445      574,814
#   Heartland Bank, Ltd.                                                      676,874      784,548
    Infratil, Ltd.                                                          3,268,694    6,881,806
    Kathmandu Holdings, Ltd.                                                  663,170      919,195
#   Mainfreight, Ltd.                                                         539,049    8,271,989
#   Mercury NZ, Ltd.                                                            7,949       17,913
    Methven, Ltd.                                                              93,877       88,125
    Metlifecare, Ltd.                                                         574,517    2,351,901
    Metro Performance Glass, Ltd.                                              10,753       14,597
    Millennium & Copthorne Hotels New Zealand, Ltd.                           395,725      833,629
    New Zealand Oil & Gas, Ltd.                                             1,659,791      778,269
    New Zealand Refining Co., Ltd. (The)                                      589,962    1,169,723
#   NZME, Ltd.                                                                945,851      466,765
    NZX, Ltd.                                                                 952,265      769,483
    Opus International Consultants, Ltd.                                       12,925        8,999
*   Orion Health Group, Ltd.                                                    4,001        5,957
#*  Pacific Edge, Ltd.                                                        442,720      165,752
    PGG Wrightson, Ltd.                                                       999,976      388,842
*   Pike River Coal, Ltd.                                                     490,805           --
#   Port of Tauranga, Ltd.                                                  2,576,525    7,918,478
    Restaurant Brands New Zealand, Ltd.                                       580,362    2,358,312
*   Richina Pacific, Ltd.                                                     274,180           --
*   Rubicon, Ltd.                                                           1,442,620      253,534
#   Ryman Healthcare, Ltd.                                                  1,569,887   10,034,420
    Sanford, Ltd.                                                             382,357    1,989,123
    Scales Corp., Ltd.                                                         14,687       36,632
    Scott Technology, Ltd.                                                     39,805       63,392
#   Skellerup Holdings, Ltd.                                                  563,985      653,432
    SKY Network Television, Ltd.                                            2,080,268    7,081,649
    SKYCITY Entertainment Group, Ltd.                                       5,162,402   14,308,624
    Steel & Tube Holdings, Ltd.                                               441,625      820,060

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
NEW ZEALAND -- (Continued)
    Summerset Group Holdings, Ltd.                                            536,346 $  1,948,640
    Tilt Renewables, Ltd.                                                      81,096      136,850
    Tourism Holdings, Ltd.                                                    342,879      984,142
#   Tower, Ltd.                                                               887,040      533,463
    Trade Me Group, Ltd.                                                    1,693,962    6,288,127
    Trustpower, Ltd.                                                           81,096      276,212
    Vector, Ltd.                                                            1,381,288    3,256,310
    Warehouse Group, Ltd. (The)                                               698,604    1,343,880
*   Xero, Ltd.                                                                173,810    2,412,713
#   Z Energy, Ltd.                                                            199,895    1,067,355
                                                                                      ------------
TOTAL NEW ZEALAND                                                                      132,470,074
                                                                                      ------------
SINGAPORE -- (11.2%)
*   Abterra, Ltd.                                                             531,800      157,796
#   Accordia Golf Trust                                                     3,040,700    1,446,479
    Amara Holdings, Ltd.                                                      922,800      263,540
    Ascendas India Trust                                                    1,141,600      848,519
*   ASL Marine Holdings, Ltd.                                                 610,750       64,668
    Aspial Corp., Ltd.                                                         75,877       16,529
    Baker Technology, Ltd.                                                    289,580      126,730
*   Banyan Tree Holdings, Ltd.                                              1,022,900      365,440
#   Best World International, Ltd.                                          1,033,625    1,344,882
    Bonvests Holdings, Ltd.                                                   950,000      856,399
*   Boustead Projects, Ltd.                                                   497,612      258,688
    Boustead Singapore, Ltd.                                                1,827,636    1,046,568
    Breadtalk Group, Ltd.                                                     894,200      816,600
*   Broadway Industrial Group, Ltd.                                           835,330      115,349
    Bukit Sembawang Estates, Ltd.                                             606,203    2,109,579
    Bund Center Investment, Ltd.                                              659,825      342,149
#   Centurion Corp., Ltd.                                                     825,900      207,533
#   China Aviation Oil Singapore Corp., Ltd.                                2,336,199    2,513,885
#   Chip Eng Seng Corp., Ltd.                                               3,445,300    1,621,478
    Chuan Hup Holdings, Ltd.                                                3,853,500      658,047
#*  Cityneon Holdings, Ltd.                                                   486,200      334,291
    Civmec, Ltd.                                                               53,200       25,389
#*  COSCO Corp. Singapore, Ltd.                                             8,095,300    1,608,319
*   Creative Technology, Ltd.                                                 272,200      182,430
    CSE Global, Ltd.                                                        3,443,600    1,121,394
#   CWT, Ltd.                                                               1,799,000    2,549,133
#   Del Monte Pacific, Ltd.                                                 2,363,364      564,611
#   Delfi, Ltd.                                                               788,500    1,252,677
*   DMX Technologies Group, Ltd.                                            2,096,000       30,260
*   Dyna-Mac Holdings, Ltd.                                                 2,007,300      252,200
    Elec & Eltek International Co., Ltd.                                      147,000      149,931
    EnGro Corp., Ltd.                                                         354,000      218,064
#*  Ezion Holdings, Ltd.                                                   12,591,378    3,678,852
#*  Ezra Holdings, Ltd.                                                    19,242,923      654,001
*   Falcon Energy Group, Ltd.                                               2,008,800      202,830
    Far East Orchard, Ltd.                                                  1,074,985    1,125,193
#   First Resources, Ltd.                                                   4,935,500    6,735,635
*   First Ship Lease Trust                                                    160,900       17,564
    First Sponsor Group, Ltd.                                                 440,661      418,147
*   Food Empire Holdings, Ltd.                                              1,362,000      547,717

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
SINGAPORE -- (Continued)
#   Fragrance Group, Ltd.                                                   6,077,000 $  755,124
    Frasers Centrepoint, Ltd.                                                 471,700    527,531
    Fu Yu Corp., Ltd.                                                       1,539,300    214,168
#*  Gallant Venture, Ltd.                                                   4,992,500    436,323
*   Geo Energy Resources, Ltd.                                                432,000     77,941
    GK Goh Holdings, Ltd.                                                   1,484,065    879,477
    GL, Ltd.                                                                3,401,300  1,895,753
*   Global Premium Hotels, Ltd.                                               559,480    118,189
    Golden Agri-Resources, Ltd.                                            17,549,200  5,278,681
    GP Batteries International, Ltd.                                          235,000    136,861
    GP Industries, Ltd.                                                     2,567,609  1,033,026
    GSH Corp., Ltd.                                                            60,860     22,844
#   GuocoLand, Ltd.                                                           606,014    789,036
*   Halcyon Agri Corp., Ltd.                                                1,669,048    833,625
*   Hanwell Holdings, Ltd.                                                  1,771,219    287,395
    Haw Par Corp., Ltd.                                                        30,400    207,308
#   Health Management International, Ltd.                                   1,156,800    528,054
    Hi-P International, Ltd.                                                1,271,600    453,533
    Hiap Hoe, Ltd.                                                            498,000    246,799
    Ho Bee Land, Ltd.                                                       1,604,700  2,533,970
#   Hong Fok Corp., Ltd.                                                    3,551,394  1,671,198
*   Hong Fok Land, Ltd.                                                     1,210,000         --
    Hong Leong Asia, Ltd.                                                     690,700    441,945
    Hotel Grand Central, Ltd.                                               1,461,261  1,441,507
    Hour Glass, Ltd. (The)                                                  1,814,832    798,493
    Hutchison Port Holdings Trust                                             112,400     47,807
    Hwa Hong Corp., Ltd.                                                    2,123,500    459,519
#   Hyflux, Ltd.                                                            3,262,300  1,202,140
    Indofood Agri Resources, Ltd.                                           3,432,100  1,305,153
*   InnoTek, Ltd.                                                             408,900     92,885
#   Innovalues, Ltd.                                                        1,659,300  1,184,770
    IPC Corp., Ltd.                                                           225,970     84,045
    Isetan Singapore, Ltd.                                                    119,000    314,848
    Japfa, Ltd.                                                             2,179,700  1,608,205
#*  Jurong Technologies Industrial Corp., Ltd.                              2,227,680         --
    k1 Ventures, Ltd.                                                       1,005,220    634,643
    Keppel Infrastructure Trust                                             7,134,532  2,505,826
    Keppel Telecommunications & Transportation, Ltd.                        1,369,300  1,642,801
*   Koh Brothers Eco Engineering, Ltd.                                        143,200      4,625
    Koh Brothers Group, Ltd.                                                1,432,000    273,781
#*  KrisEnergy, Ltd.                                                          296,200     40,001
    KSH Holdings, Ltd.                                                         57,200     21,972
    Lian Beng Group, Ltd.                                                   2,253,500    741,337
#   Low Keng Huat Singapore, Ltd.                                             889,800    366,911
    Lum Chang Holdings, Ltd.                                                1,094,030    271,453
#   M1, Ltd.                                                                2,667,000  3,800,725
    Mandarin Oriental International, Ltd.                                      91,700    114,718
*   Marco Polo Marine, Ltd.                                                   574,800     19,586
    Metro Holdings, Ltd.                                                    2,689,592  2,023,313
    Mewah International, Inc.                                                  89,000     20,409
    Midas Holdings, Ltd.                                                    8,558,700  1,394,855
#*  Nam Cheong, Ltd.                                                        7,506,340    299,290
    Nera Telecommunications, Ltd.                                           1,143,400    300,173

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
SINGAPORE -- (Continued)
    New Toyo International Holdings, Ltd.                                   1,624,000 $   327,030
#*  Noble Group, Ltd.                                                      75,184,800   9,092,914
    NSL, Ltd.                                                                 409,900     473,156
    Olam International, Ltd.                                                  290,300     409,051
#   OUE, Ltd.                                                               1,996,500   2,591,927
#   Overseas Education, Ltd.                                                   65,300      16,638
#   Oxley Holdings, Ltd.                                                    1,442,400     476,632
    Pacc Offshore Services Holdings, Ltd.                                     478,200     124,660
    Pan-United Corp., Ltd.                                                  1,948,600     852,332
    Penguin International, Ltd.                                               446,032      78,162
#   Q&M Dental Group Singapore, Ltd.                                        2,188,300   1,054,444
    QAF, Ltd.                                                               1,359,162   1,401,307
*   Raffles Education Corp., Ltd.                                           4,176,710     574,210
#   Raffles Medical Group, Ltd.                                             4,426,173   4,659,172
    RHT Health Trust                                                        2,131,100   1,389,991
*   Rickmers Maritime                                                       1,008,350      18,602
#   Riverstone Holdings, Ltd.                                               1,089,000     680,879
#   Rotary Engineering, Ltd.                                                1,443,100     378,719
#*  Rowsley, Ltd.                                                             298,400      25,402
    Roxy-Pacific Holdings, Ltd.                                               297,500     105,251
    San Teh, Ltd.                                                             248,387      39,599
    SATS, Ltd.                                                              2,695,900  10,102,636
#   SBS Transit, Ltd.                                                         926,200   1,444,014
    SembCorp Industries, Ltd.                                               3,431,700   7,663,964
#   SembCorp Marine, Ltd.                                                   3,089,000   3,268,317
    Sheng Siong Group, Ltd.                                                 4,266,400   2,816,472
#   SHS Holdings, Ltd.                                                      2,304,100     368,542
    SIA Engineering Co., Ltd.                                                 250,100     618,156
#*  SIIC Environment Holdings, Ltd.                                         4,324,920   1,798,033
#   Sinarmas Land, Ltd.                                                     6,788,400   2,162,679
    Sing Holdings, Ltd.                                                     1,134,000     253,239
    Sing Investments & Finance, Ltd.                                          297,675     257,330
#   Singapore Post, Ltd.                                                   10,740,900  11,198,193
    Singapore Reinsurance Corp., Ltd.                                       1,514,530     329,598
    Singapore Shipping Corp., Ltd.                                          1,640,700     286,788
*   Singapura Finance, Ltd.                                                   348,124     211,573
#   Sino Grandness Food Industry Group, Ltd.                                2,981,300     550,923
    Stamford Land Corp., Ltd.                                               3,188,100   1,154,161
    StarHub, Ltd.                                                             274,700     578,368
#   Straco Corp., Ltd.                                                        130,000      71,205
    Sunningdale Tech, Ltd.                                                    793,060     631,778
*   SunVic Chemical Holdings, Ltd.                                          1,137,845      70,021
#   Super Group, Ltd.                                                       3,509,900   3,210,885
#*  Swiber Holdings, Ltd.                                                   2,895,250     168,043
#*  Tat Hong Holdings, Ltd.                                                 2,218,800     568,032
    Thakral Corp., Ltd.                                                       139,165      23,619
    Tiong Woon Corp. Holding, Ltd.                                            228,100      40,259
#   Tuan Sing Holdings, Ltd.                                                4,167,162     887,338
#   UMS Holdings, Ltd.                                                      2,656,700   1,166,307
    United Engineers, Ltd.                                                  3,272,728   6,571,169
    United Industrial Corp., Ltd.                                              19,552      39,270
    United Overseas Insurance, Ltd.                                           181,850     627,426
    UOB-Kay Hian Holdings, Ltd.                                             1,955,133   1,764,787

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              SHARES      VALUE++
                                                                            ---------- --------------
SINGAPORE -- (Continued)
     UOL Group, Ltd.                                                         2,060,664 $    9,332,902
     UPP Holdings, Ltd.                                                      2,972,500        664,909
     Valuetronics Holdings, Ltd.                                             1,659,500        647,473
     Venture Corp., Ltd.                                                     1,994,100     14,425,462
     Vibrant Group, Ltd.                                                     1,974,019        478,268
     Vicom, Ltd.                                                               119,500        480,980
     Wee Hur Holdings, Ltd.                                                  2,670,400        465,116
     Wheelock Properties Singapore, Ltd.                                     1,324,800      1,533,873
#    Wing Tai Holdings, Ltd.                                                 3,573,667      4,406,596
     Yeo Hiap Seng, Ltd.                                                       223,731        222,010
     YHI International, Ltd.                                                   402,400         88,201
*    Yongnam Holdings, Ltd.                                                  2,977,200        415,317
*    Yuuzoo Corp., Ltd.                                                      4,202,500        424,943
     Zhongmin Baihui Retail Group, Ltd.                                         26,900         21,212
                                                                                       --------------
TOTAL SINGAPORE                                                                           198,514,533
                                                                                       --------------
TOTAL COMMON STOCKS                                                                     1,539,958,847
                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights                           81,336             --
*    Centrebet International, Ltd. Litigation Rights                            81,336             --
                                                                                       --------------
TOTAL AUSTRALIA                                                                                    --
                                                                                       --------------
HONG KONG -- (0.0%)
*    Abel Engineering Rights 02/07/17                                           76,971          6,944
*    Enerchina Holdings, Ltd. Rights 3/06/17                                 1,603,500          9,300
*    Enviro Energy International Holdings, Ltd. Warrants 11/17/16            1,171,800             --
*    Mason Financial Holdings, Ltd. Rights 02/01/17                         23,124,000         41,725
                                                                                       --------------
TOTAL HONG KONG                                                                                57,969
                                                                                       --------------
SINGAPORE -- (0.0%)
*    Tat Hong Holdings, Ltd. Rights 03/02/2017                                 443,760          9,446
                                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                                          67,415
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             1,540,026,262
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@ DFA Short Term Investment Fund                                         20,499,795    237,223,630
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,826,607,715)^^                                  $1,777,249,892
                                                                                       ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia                   $1,235,952 $  769,405,862   --    $  770,641,814
   China                               --      2,292,831   --         2,292,831
   Hong Kong                      339,817    435,699,778   --       436,039,595
   New Zealand                    136,850    132,333,224   --       132,470,074
   Singapore                           --    198,514,533   --       198,514,533
Rights/Warrants
   Hong Kong                           --         57,969   --            57,969
   Singapore                           --          9,446   --             9,446
Securities Lending Collateral          --    237,223,630   --       237,223,630
                               ---------- --------------   --    --------------
TOTAL                          $1,712,619 $1,775,537,273   --    $1,777,249,892
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                            SHARES     VALUE++
                                                                           --------- -----------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (18.9%)
    4imprint Group P.L.C.                                                     96,987 $ 2,030,838
    888 Holdings P.L.C.                                                    1,003,090   2,832,147
    AA P.L.C.                                                              3,050,962   9,384,788
    B&M European Value Retail SA                                           3,343,063  12,666,216
    Bellway P.L.C.                                                           637,459  19,979,665
    Berkeley Group Holdings P.L.C.                                           262,704   9,278,576
    Bloomsbury Publishing P.L.C.                                             274,093     583,814
    Bovis Homes Group P.L.C.                                                 863,746   8,990,536
    Card Factory P.L.C.                                                      623,214   1,958,851
#*  Carpetright P.L.C.                                                        82,608     196,197
#   Centaur Media P.L.C.                                                     537,905     345,885
    Cineworld Group P.L.C.                                                 1,228,419   9,507,412
    Connect Group P.L.C.                                                   1,312,384   2,279,481
    Crest Nicholson Holdings P.L.C.                                        1,158,420   7,401,767
    Daily Mail & General Trust P.L.C. Class A                              1,271,481  11,104,496
    Debenhams P.L.C.                                                       6,545,871   4,333,841
    Dignity P.L.C.                                                           251,989   7,758,565
    Domino's Pizza Group P.L.C.                                            2,536,833  11,588,609
    Dunelm Group P.L.C.                                                      384,367   3,294,445
*   Enterprise Inns P.L.C.                                                 2,902,133   4,838,192
    Entertainment One, Ltd.                                                  667,181   1,938,964
    Euromoney Institutional Investor P.L.C.                                  282,895   3,985,156
*   Findel P.L.C.                                                            239,314     641,969
*   Forminster P.L.C.                                                         43,333          --
    Fuller Smith & Turner P.L.C. Class A                                     134,418   1,709,432
*   Future P.L.C.                                                            781,879     121,706
    Games Workshop Group P.L.C.                                               96,572   1,002,945
    Greene King P.L.C.                                                     1,786,209  15,348,023
*   Groupe Fnac SA                                                            30,145   1,965,497
    GVC Holdings P.L.C.                                                    1,254,675   9,575,435
    Halfords Group P.L.C.                                                  1,155,920   5,276,775
    Headlam Group P.L.C.                                                     390,021   2,667,041
    Henry Boot P.L.C.                                                        417,992   1,088,669
    Huntsworth P.L.C.                                                        938,084     459,438
    Inchcape P.L.C.                                                        2,190,976  19,830,034
    ITE Group P.L.C.                                                       1,527,105   3,006,813
#   J D Wetherspoon P.L.C.                                                   481,928   5,687,844
    JD Sports Fashion P.L.C.                                               2,325,390  10,185,030
#*  Jimmy Choo P.L.C.                                                        174,676     321,727
    John Menzies P.L.C.                                                      471,800   3,546,297
    Ladbrokes P.L.C.                                                       5,357,119   8,065,732
    Laura Ashley Holdings P.L.C.                                           1,465,488     351,208
    Lookers P.L.C.                                                         1,876,000   2,950,207
    Marston's P.L.C.                                                       3,563,291   5,919,525
    McCarthy & Stone P.L.C.                                                  190,389     392,985
    Millennium & Copthorne Hotels P.L.C.                                   1,000,376   5,443,644
    Mitchells & Butlers P.L.C.                                             1,079,240   3,626,182
    MJ Gleeson P.L.C.                                                        189,171   1,298,539
*   Mothercare P.L.C.                                                        596,178     852,170
    N Brown Group P.L.C.                                                     882,575   2,435,022
#*  Ocado Group P.L.C.                                                     2,584,145   8,114,200

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED



                                                                            SHARES     VALUE++
                                                                           --------- ------------
Consumer Discretionary -- (Continued)
    Pendragon P.L.C.                                                       6,452,203 $  2,829,897
    Pets at Home Group P.L.C.                                              1,213,698    3,054,215
    Photo-Me International P.L.C.                                          1,136,550    2,202,835
*   Punch Taverns P.L.C.                                                     133,442      315,196
    Rank Group P.L.C.                                                        605,016    1,516,484
    Redrow P.L.C.                                                          1,386,677    7,759,644
    Restaurant Group P.L.C. (The)                                          1,055,514    3,902,292
*   Sportech P.L.C.                                                          371,065      425,069
#*  Sports Direct International P.L.C.                                       729,355    2,617,531
    SSP Group P.L.C.                                                       1,560,500    7,675,169
    STV Group P.L.C.                                                           4,868       22,135
    SuperGroup P.L.C.                                                        249,314    4,711,331
    Tarsus Group P.L.C.                                                      207,820      688,296
    Ted Baker P.L.C.                                                         153,478    5,494,825
*   Thomas Cook Group P.L.C.                                               7,366,211    8,095,360
    Topps Tiles P.L.C.                                                       925,429      970,506
    Trinity Mirror P.L.C.                                                  1,612,879    2,116,375
    UBM P.L.C.                                                             1,967,965   17,486,873
    Vitec Group P.L.C. (The)                                                 159,712    1,369,235
    WH Smith P.L.C.                                                          680,498   13,990,309
    William Hill P.L.C.                                                    4,310,927   14,061,814
                                                                                     ------------
Total Consumer Discretionary                                                          359,467,921
                                                                                     ------------
Consumer Staples -- (5.3%)
    A.G. Barr P.L.C.                                                         572,191    3,620,211
#   Anglo-Eastern Plantations P.L.C.                                         104,452      941,047
    Booker Group P.L.C.                                                    8,370,700   21,493,845
    Britvic P.L.C.                                                         1,162,274    9,162,850
    Cranswick P.L.C.                                                         269,159    7,848,363
#   Dairy Crest Group P.L.C.                                                 810,911    6,073,935
    Devro P.L.C.                                                             930,843    1,932,163
    Greencore Group P.L.C.                                                 3,643,038   10,844,860
    Greggs P.L.C.                                                            567,823    6,967,202
    Hilton Food Group P.L.C.                                                  32,989      277,047
    McBride P.L.C.                                                           995,483    2,034,219
    McColl's Retail Group P.L.C.                                              22,532       50,794
*   Premier Foods P.L.C.                                                   4,724,268    2,364,146
    PZ Cussons P.L.C.                                                      1,430,101    5,486,022
*   REA Holdings P.L.C.                                                       50,639      227,542
    Stock Spirits Group P.L.C.                                               629,381    1,402,819
    Tate & Lyle P.L.C.                                                     2,330,716   19,700,036
                                                                                     ------------
Total Consumer Staples                                                                100,427,101
                                                                                     ------------
Energy -- (5.3%)
#*  Afren P.L.C.                                                           5,446,344           --
    Amec Foster Wheeler P.L.C.                                             2,037,469   11,391,583
    Anglo Pacific Group P.L.C.                                               650,526    1,081,187
*   Cairn Energy P.L.C.                                                    3,385,007    9,692,915
#*  EnQuest P.L.C.                                                         5,271,422    2,995,755
*   Gulf Keystone Petroleum, Ltd.                                             57,160       91,983
    Gulf Marine Services P.L.C.                                               31,549       26,928
    Hunting P.L.C.                                                           855,838    6,009,558

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Energy -- (Continued)
    James Fisher & Sons P.L.C.                                               261,549 $  5,007,934
    John Wood Group P.L.C.                                                 1,887,172   19,964,241
*   Lamprell P.L.C.                                                        1,137,514    1,310,913
*   Ophir Energy P.L.C.                                                    3,501,303    4,143,076
    Petrofac, Ltd.                                                         1,141,776   13,220,845
#*  Premier Oil P.L.C.                                                     2,986,706    3,171,098
    Soco International P.L.C.                                              1,115,663    2,158,053
    Stobart Group, Ltd.                                                      999,060    2,253,467
#*  Tullow Oil P.L.C.                                                      5,009,214   18,666,002
                                                                                     ------------
Total Energy                                                                          101,185,538
                                                                                     ------------
Financials -- (13.2%)
    Aberdeen Asset Management P.L.C.                                       2,018,888    6,681,424
*   Aldermore Group P.L.C.                                                   614,130    1,691,900
    Arrow Global Group P.L.C.                                                843,729    3,294,669
    Ashmore Group P.L.C.                                                   1,929,531    7,549,355
    Beazley P.L.C.                                                         2,740,810   14,020,884
    BGEO Group P.L.C.                                                        184,238    6,859,270
    Brewin Dolphin Holdings P.L.C.                                         1,582,577    6,237,392
    Charles Stanley Group P.L.C.                                             122,025      464,138
    Charles Taylor P.L.C.                                                    192,071      512,157
    Chesnara P.L.C.                                                          632,685    2,866,884
    Close Brothers Group P.L.C.                                              785,896   14,373,008
    esure Group P.L.C.                                                     1,438,156    3,642,783
    Hansard Global P.L.C.                                                     16,468       20,869
    Henderson Group P.L.C.                                                 5,628,395   15,535,008
    Hiscox, Ltd.                                                           1,494,924   19,344,811
    IG Group Holdings P.L.C.                                               1,792,534   12,050,302
*   Industrial & Commercial Holdings P.L.C.                                    5,000           --
    Intermediate Capital Group P.L.C.                                      1,340,691   11,705,856
    International Personal Finance P.L.C.                                  1,088,952    2,397,636
#*  IP Group P.L.C.                                                        1,626,154    3,937,558
    Jardine Lloyd Thompson Group P.L.C.                                      633,589    8,222,214
    JRP Group P.L.C.                                                       1,254,215    2,306,458
    Jupiter Fund Management P.L.C.                                         2,162,762   10,965,595
    Lancashire Holdings, Ltd.                                              1,084,204    9,257,744
    Man Group P.L.C.                                                       8,409,222   14,120,809
    Nex Group P.L.C.                                                       1,541,699   11,142,175
    Novae Group P.L.C.                                                       324,392    2,566,350
    OneSavings Bank P.L.C.                                                   506,750    2,162,631
    Paragon Group of Cos. P.L.C. (The)                                     1,102,825    5,615,862
    Phoenix Group Holdings                                                 1,466,980   13,926,565
    Rathbone Brothers P.L.C.                                                 206,750    5,412,858
    S&U P.L.C.                                                                20,417      534,186
    Saga P.L.C.                                                            4,875,878   11,329,450
*   Shawbrook Group P.L.C.                                                   323,611    1,018,599
    TP ICAP P.L.C.                                                         2,563,778   14,996,624
    Virgin Money Holdings UK P.L.C.                                          846,720    3,323,229

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Financials -- (Continued)
* Waterloo Investment Holdings, Ltd.                                           5,979 $        526
                                                                                     ------------
Total Financials                                                                      250,087,779
                                                                                     ------------
Health Care -- (3.3%)
#*  Alizyme P.L.C.                                                           660,805           --
*   BTG P.L.C.                                                             1,870,654   12,604,691
*   Cambian Group P.L.C.                                                     237,284      447,889
#*  Circassia Pharmaceuticals P.L.C.                                         285,098      322,344
    Consort Medical P.L.C.                                                   243,634    2,985,127
    Dechra Pharmaceuticals P.L.C.                                            447,265    8,203,982
    Genus P.L.C.                                                             314,507    6,791,388
    Indivior P.L.C.                                                        3,662,912   13,678,810
    Spire Healthcare Group P.L.C.                                            882,823    3,484,214
    UDG Healthcare P.L.C.                                                  1,224,291    9,902,251
*   Vectura Group P.L.C.                                                   2,891,647    4,739,692
                                                                                     ------------
Total Health Care                                                                      63,160,388
                                                                                     ------------
Industrials -- (27.5%)
    Aggreko P.L.C.                                                         1,332,278   16,929,688
    Air Partner P.L.C.                                                       204,845      282,307
    Alumasc Group P.L.C. (The)                                               120,110      264,442
    Avon Rubber P.L.C.                                                       105,903    1,371,767
    Balfour Beatty P.L.C.                                                  3,549,781   11,584,243
    BBA Aviation P.L.C.                                                    5,623,297   19,832,915
    Berendsen P.L.C.                                                         823,219    8,643,920
    Bodycote P.L.C.                                                        1,121,708    9,438,662
    Braemar Shipping Services P.L.C.                                          84,411      264,908
#   Brammer P.L.C.                                                           668,388    1,384,066
    Cape P.L.C.                                                              685,676    1,557,682
#   Carillion P.L.C.                                                       2,653,376    7,213,640
    Carr's Group P.L.C.                                                      343,111      613,101
    Castings P.L.C.                                                          157,187      899,946
*   Chemring Group P.L.C.                                                  1,487,205    3,593,875
#   Clarkson P.L.C.                                                          108,032    3,189,765
    Cobham P.L.C.                                                          8,760,026   14,990,012
    Communisis P.L.C.                                                      1,025,909      593,085
    Costain Group P.L.C.                                                     486,534    2,274,227
    De La Rue P.L.C.                                                         611,081    4,542,654
*   Dialight P.L.C.                                                          103,553    1,147,868
    Diploma P.L.C.                                                           593,886    7,590,048
    Fenner P.L.C.                                                          1,116,324    4,416,585
*   Firstgroup P.L.C.                                                      6,359,105    8,338,403
*   Flybe Group P.L.C.                                                       433,682      238,712
    G4S P.L.C.                                                             4,186,631   13,487,899
    Galliford Try P.L.C.                                                     430,288    7,325,319
    Go-Ahead Group P.L.C.                                                    225,669    6,389,698
    Goodwin P.L.C.                                                               383        8,268
    Grafton Group P.L.C.                                                   1,008,564    7,435,573
    Harvey Nash Group P.L.C.                                                  46,693       35,964
    Hays P.L.C.                                                            6,566,676   12,635,849
    Hogg Robinson Group P.L.C.                                               134,014      120,586
    HomeServe P.L.C.                                                       1,369,369   10,321,251

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
Industrials -- (Continued)
    Howden Joinery Group P.L.C.                                             3,165,528 $15,080,295
    IMI P.L.C.                                                              1,336,273  19,662,283
    Interserve P.L.C.                                                         841,666   3,427,176
    IWG P.L.C.                                                              3,349,423  10,551,799
    John Laing Group P.L.C.                                                   783,573   2,603,211
    Keller Group P.L.C.                                                       403,236   4,130,316
    Kier Group P.L.C.                                                         550,776   9,579,509
    Lavendon Group P.L.C.                                                     844,223   2,861,633
    Management Consulting Group P.L.C.                                        928,526      70,063
    Mears Group P.L.C.                                                        550,537   3,515,201
    Meggitt P.L.C.                                                          3,100,615  16,352,502
    Melrose Industries P.L.C.                                              10,887,020  26,803,448
#   Mitie Group P.L.C.                                                      1,998,966   5,057,701
    Morgan Advanced Materials P.L.C.                                        1,527,336   5,802,594
    Morgan Sindall Group P.L.C.                                               191,927   1,977,329
    National Express Group P.L.C.                                           2,195,042   9,363,321
    Norcros P.L.C.                                                             27,976      59,555
    Northgate P.L.C.                                                          801,556   5,128,166
    Pagegroup P.L.C.                                                        1,565,329   8,526,205
    PayPoint P.L.C.                                                           257,859   3,130,247
    Polypipe Group P.L.C.                                                     733,536   3,123,046
    QinetiQ Group P.L.C.                                                    3,269,092  10,873,084
*   Renold P.L.C.                                                             193,435     134,799
    Rentokil Initial P.L.C.                                                 8,861,710  25,534,217
    Ricardo P.L.C.                                                            271,798   3,270,249
    Robert Walters P.L.C.                                                     381,498   1,769,838
    Rotork P.L.C.                                                           4,078,824  13,140,120
    RPS Group P.L.C.                                                        1,250,133   3,587,740
    Senior P.L.C.                                                           2,337,741   5,834,461
*   Serco Group P.L.C.                                                      3,255,309   5,912,366
    Severfield P.L.C.                                                       1,262,597   1,275,096
    Shanks Group P.L.C.                                                     3,379,190   4,030,319
    SIG P.L.C.                                                              3,113,733   4,025,973
    Speedy Hire P.L.C.                                                      2,827,989   1,819,795
    Spirax-Sarco Engineering P.L.C.                                           361,441  19,631,684
    St. Ives P.L.C.                                                           654,912     602,845
    Stagecoach Group P.L.C.                                                 2,117,596   5,591,875
    Sthree P.L.C.                                                             411,722   1,657,011
    T Clarke P.L.C.                                                           147,457     134,947
    Travis Perkins P.L.C.                                                     177,453   3,254,618
    Trifast P.L.C.                                                            447,201   1,160,057
    Tyman P.L.C.                                                              167,358     561,639
    Ultra Electronics Holdings P.L.C.                                         392,382   9,132,282
    Vesuvius P.L.C.                                                         1,389,950   8,281,550
*   Volex P.L.C.                                                              307,047     175,831
    Vp P.L.C.                                                                 160,962   1,622,261
    Weir Group P.L.C. (The)                                                 1,080,278  27,366,229
    Wilmington P.L.C.                                                         334,384   1,084,409
    Wincanton P.L.C.                                                          626,212   1,944,919
*   Wizz Air Holdings P.L.C.                                                  141,798   3,183,391
    WS Atkins P.L.C.                                                          502,623   9,269,321

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Industrials -- (Continued)
   XP Power, Ltd.                                                             74,988 $  1,705,072
                                                                                     ------------
Total Industrials                                                                     523,330,526
                                                                                     ------------
Information Technology -- (9.4%)
    Acal P.L.C.                                                              293,479      864,478
    AVEVA Group P.L.C.                                                       322,264    7,748,887
    Computacenter P.L.C.                                                     389,033    3,884,041
    E2V Technologies P.L.C.                                                  846,513    2,887,795
    Electrocomponents P.L.C.                                               2,396,207   14,654,581
    FDM Group Holdings P.L.C.                                                 26,428      198,936
    Fidessa Group P.L.C.                                                     207,306    6,019,494
*   Gocompare.Com Group P.L.C.                                             1,511,722    1,621,238
    Halma P.L.C.                                                           1,951,180   22,732,866
*   Imagination Technologies Group P.L.C.                                  1,005,602    3,020,343
    Laird P.L.C.                                                           1,470,974    3,072,749
#   Micro Focus International P.L.C.                                         372,388   10,072,956
    Moneysupermarket.com Group P.L.C.                                      2,647,367   10,994,403
#   NCC Group P.L.C.                                                         700,295    1,632,353
    Oxford Instruments P.L.C.                                                260,282    2,322,000
*   Paysafe Group P.L.C.                                                   2,331,349   11,237,637
    Playtech P.L.C.                                                        1,111,348   11,612,259
    Renishaw P.L.C.                                                          179,288    6,434,071
    Rightmove P.L.C.                                                         477,301   24,193,041
    RM P.L.C.                                                                318,504      577,159
    SDL P.L.C.                                                               395,868    2,439,170
*   Sepura P.L.C.                                                            429,568      102,770
    Softcat P.L.C.                                                            63,395      247,458
    Spectris P.L.C.                                                          613,329   18,662,921
    Spirent Communications P.L.C.                                          3,014,698    3,698,290
    TT Electronics P.L.C.                                                    828,017    1,552,442
    Xaar P.L.C.                                                              370,936    1,862,009
    Zoopla Property Group P.L.C.                                             945,477    4,366,140
                                                                                     ------------
Total Information Technology                                                          178,712,487
                                                                                     ------------
Materials -- (8.1%)
    Acacia Mining P.L.C.                                                     900,534    4,883,452
#   Carclo P.L.C.                                                            213,640      356,625
    Centamin P.L.C.                                                        6,065,603   11,994,009
    Croda International P.L.C.                                               224,656    9,486,576
    DS Smith P.L.C.                                                        4,938,232   27,604,222
    Elementis P.L.C.                                                       2,601,104    8,793,652
*   Evraz P.L.C.                                                           1,660,604    4,670,896
*   Ferrexpo P.L.C.                                                          433,035      830,056
#   Filtrona P.L.C.Essentra P.L.C.                                         1,251,793    6,463,447
    Gem Diamonds, Ltd.                                                       633,596      975,330
    Hill & Smith Holdings P.L.C.                                             416,549    6,318,189
#   Hochschild Mining P.L.C.                                               1,480,894    4,615,336
*   KAZ Minerals P.L.C.                                                    1,307,816    7,760,048
*   Lonmin P.L.C.                                                          1,647,895    2,647,566
    Low & Bonar P.L.C.                                                     1,119,286      979,063
    Marshalls P.L.C.                                                       1,079,270    3,935,977
*   Petra Diamonds, Ltd.                                                   3,007,687    5,742,341

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                             SHARES      VALUE++
                                                                           ---------- --------------
Materials -- (Continued)
#*  Petropavlovsk P.L.C.                                                   13,101,159 $    1,117,379
    RPC Group P.L.C.                                                        1,638,321     22,124,174
    Synthomer P.L.C.                                                        1,362,487      7,743,883
    Vedanta Resources P.L.C.                                                  365,710      4,832,960
    Victrex P.L.C.                                                            443,677     10,632,302
    Zotefoams P.L.C.                                                           93,537        326,263
                                                                                      --------------
Total Materials                                                                          154,833,746
                                                                                      --------------
Real Estate -- (2.5%)
#   Capital & Counties Properties P.L.C.                                    2,645,264      9,075,177
#*  CLS Holdings P.L.C.                                                        21,962        441,927
    Countrywide P.L.C.                                                        649,114      1,439,340
    Daejan Holdings P.L.C.                                                     36,744      2,929,442
    Foxtons Group P.L.C.                                                      843,692      1,032,423
    Grainger P.L.C.                                                         1,870,698      5,608,609
    Harworth Group P.L.C.                                                      30,680         34,302
    Helical P.L.C.                                                            619,438      2,294,197
    LSL Property Services P.L.C.                                              328,694        847,214
*   Raven Russia, Ltd.                                                      1,046,108        627,091
    Savills P.L.C.                                                            734,682      7,179,103
    St. Modwen Properties P.L.C.                                            1,098,776      4,401,674
    U & I Group P.L.C.                                                        642,624      1,313,009
    UNITE Group P.L.C. (The)                                                1,349,912      9,964,106
                                                                                      --------------
Total Real Estate                                                                         47,187,614
                                                                                      --------------
Telecommunication Services -- (0.7%)
    Inmarsat P.L.C.                                                           611,879      4,688,093
    KCOM Group P.L.C.                                                       3,197,302      3,599,760
#   TalkTalk Telecom Group P.L.C.                                           2,586,447      5,100,436
                                                                                      --------------
Total Telecommunication Services                                                          13,388,289
                                                                                      --------------
Utilities -- (1.9%)
    Dee Valley Group P.L.C.                                                    12,109        265,844
    Drax Group P.L.C.                                                       2,261,324     10,560,122
    Pennon Group P.L.C.                                                     1,994,817     19,943,961
    Telecom Plus P.L.C.                                                       324,498      4,974,229
                                                                                      --------------
Total Utilities                                                                           35,744,156
                                                                                      --------------
TOTAL COMMON STOCKS                                                                    1,827,525,545
                                                                                      --------------
TOTAL INVESTMENT SECURITIES                                                            1,827,525,545
                                                                                      --------------

                                                                                         VALUE+
                                                                                      --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@ DFA Short Term Investment Fund                                         6,368,165     73,692,403
                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,759,624,374)^^                                 $1,901,217,948
                                                                                      ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                -- $  359,467,921   --    $  359,467,921
   Consumer Staples                      --    100,427,101   --       100,427,101
   Energy                                --    101,185,538   --       101,185,538
   Financials                   $11,142,175    238,945,604   --       250,087,779
   Health Care                           --     63,160,388   --        63,160,388
   Industrials                           --    523,330,526   --       523,330,526
   Information Technology         1,621,238    177,091,249   --       178,712,487
   Materials                             --    154,833,746   --       154,833,746
   Real Estate                           --     47,187,614   --        47,187,614
   Telecommunication Services            --     13,388,289   --        13,388,289
   Utilities                             --     35,744,156   --        35,744,156
Securities Lending Collateral            --     73,692,403   --        73,692,403
                                ----------- --------------   --    --------------
TOTAL                           $12,763,413 $1,888,454,535   --    $1,901,217,948
                                =========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                           SHARES      VALUE++
                                                          --------- --------------
COMMON STOCKS -- (91.9%)
AUSTRIA -- (3.1%)
    Agrana Beteiligungs AG                                   16,785 $    2,166,757
    ANDRITZ AG                                              325,216     17,577,868
    Atrium European Real Estate, Ltd.                       733,594      3,080,365
#   Austria Technologie & Systemtechnik AG                  154,803      1,586,703
    BUWOG AG                                                357,653      8,534,478
    CA Immobilien Anlagen AG                                352,590      6,946,339
#   DO & CO AG                                               29,227      1,828,742
    EVN AG                                                  200,982      2,460,856
*   FACC AG                                                  25,271        165,873
    Flughafen Wien AG                                         4,221        119,318
#   IMMOFINANZ AG                                         3,445,943      6,328,158
    Josef Manner & Co. AG                                       870         49,776
    Kapsch TrafficCom AG                                     30,685      1,262,515
    Lenzing AG                                               51,632      7,376,616
    Mayr Melnhof Karton AG                                   49,358      5,569,641
    Oberbank AG                                              45,050      3,043,709
    Oesterreichische Post AG                                203,557      7,363,712
    Palfinger AG                                             79,849      2,688,426
    POLYTEC Holding AG                                       92,160      1,271,028
    Porr Ag                                                  50,044      2,169,187
*   Raiffeisen Bank International AG                        533,683     11,886,253
    RHI AG                                                  147,894      3,649,658
#   Rosenbauer International AG                              18,560      1,060,324
    S IMMO AG                                               330,386      3,834,564
    Schoeller-Bleckmann Oilfield Equipment AG                63,040      4,750,670
    Semperit AG Holding                                      68,546      2,155,257
    Strabag SE                                              105,005      3,846,420
    Telekom Austria AG                                      430,644      2,651,609
#   UBM Development AG                                          314         10,690
    UNIQA Insurance Group AG                                639,601      5,274,654
#   Verbund AG                                              308,524      4,974,210
    Vienna Insurance Group AG Wiener Versicherung Gruppe    138,580      3,377,373
    Voestalpine AG                                            4,113        174,404
    Wienerberger AG                                         615,431     11,879,926
    Wolford AG                                               11,252        255,112
    Zumtobel Group AG                                       163,135      2,740,583
                                                                    --------------
TOTAL AUSTRIA                                                          144,111,774
                                                                    --------------
BELGIUM -- (4.2%)
#*  Ablynx NV                                               303,349      3,910,067
    Ackermans & van Haaren NV                               134,383     18,325,930
*   AGFA-Gevaert NV                                         965,465      3,808,167
    Atenor                                                    7,598        378,359
    Banque Nationale de Belgique                                986      3,065,062
    Barco NV                                                 65,535      5,701,510
    Bekaert SA                                              183,930      7,982,230
    bpost SA                                                447,777     10,831,982
#*  Celyad SA                                                17,193        376,249
#   Cie d'Entreprises CFE                                    49,147      5,428,015
*   Cie Immobiliere de Belgique SA                           14,788        885,693
    Co.Br.Ha Societe Commerciale de Brasserie SA                111        349,599

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                                           131,557 $  5,943,256
#*  Dalenys                                                                 20,562      143,873
    Deceuninck NV                                                          358,205      850,259
    Econocom Group SA                                                      343,333    5,185,013
    Elia System Operator SA                                                169,789    8,469,588
    Euronav NV                                                             679,242    5,304,469
    EVS Broadcast Equipment SA                                              74,156    2,562,904
#   Exmar NV                                                               174,456    1,390,978
#*  Fagron                                                                 224,088    2,188,064
*   Galapagos NV                                                           175,431   11,432,281
    Gimv NV                                                                 30,402    1,696,806
    Ion Beam Applications                                                  115,719    4,920,609
    Jensen-Group NV                                                         13,482      561,755
    Kinepolis Group NV                                                      94,699    4,544,640
#   Lotus Bakeries                                                           1,454    3,858,504
#*  MDxHealth                                                              180,487      978,073
    Melexis NV                                                             113,838    8,556,943
#*  Nyrstar NV                                                             745,541    6,305,840
    Ontex Group NV                                                         314,694    9,529,699
*   Orange Belgium SA                                                      167,280    3,775,115
    Picanol                                                                 28,800    2,613,720
    RealDolmen                                                               8,137      214,612
    RealDolmen NV                                                              120            2
    Recticel SA                                                            218,046    1,626,023
    Resilux                                                                  5,092      905,148
    Roularta Media Group NV                                                 10,263      292,413
*   Sapec                                                                      390       67,821
    Sioen Industries NV                                                     50,430    1,593,533
    Sipef SA                                                                25,871    1,767,010
*   Telenet Group Holding NV                                                49,363    2,648,814
#   TER Beke SA                                                              2,260      373,354
*   Tessenderlo Chemie NV                                                  190,301    7,072,228
#*  ThromboGenics NV                                                       159,152      583,978
    Umicore SA                                                             412,343   23,097,160
    Van de Velde NV                                                         35,498    2,482,989
*   Viohalco SA                                                            583,796      863,250
                                                                                   ------------
TOTAL BELGIUM                                                                       195,443,587
                                                                                   ------------
DENMARK -- (4.6%)
    ALK-Abello A.S.                                                         30,494    4,497,910
    Alm Brand A.S.                                                         524,498    4,118,286
    Ambu A.S. Class B                                                      128,860    5,513,540
    Arkil Holding A.S. Class B                                                 504       71,663
*   Bang & Olufsen A.S.                                                    226,236    3,307,600
    BankNordik P/F                                                           1,753       37,024
#*  Bavarian Nordic A.S.                                                   185,809    7,325,933
    Brodrene Hartmann A.S.                                                  15,178      810,670
#*  D/S Norden A.S.                                                        175,318    3,118,353
    DFDS A.S.                                                              175,917    8,604,495
    Djurslands Bank A.S.                                                     8,970      327,380
    FLSmidth & Co. A.S.                                                    260,041   12,102,121
    Fluegger A.S. Class B                                                    4,198      205,324
    GN Store Nord A.S.                                                     855,243   19,102,465

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
DENMARK -- (Continued)
*   GPV Industri A.S. Class B                                                  2,200 $         --
    Gronlandsbanken A.S.                                                       1,125      102,068
*   H+H International A.S. Class B                                            47,950      533,087
    Harboes Bryggeri A.S. Class B                                             16,516      336,788
    IC Group A.S.                                                             39,589      821,617
*   Jeudan A.S.                                                                5,970      603,018
    Jyske Bank A.S.                                                          355,855   18,333,477
    Lan & Spar Bank                                                            4,981      357,872
    Matas A.S.                                                               180,232    2,628,189
    NKT Holding A.S.                                                         144,405   11,164,495
#   NNIT A.S.                                                                 14,470      381,236
    Nordjyske Bank A.S.                                                       38,971      673,619
*   Parken Sport & Entertainment A.S.                                         33,556      348,181
    Per Aarsleff Holding A.S.                                                113,913    2,946,043
    Ringkjoebing Landbobank A.S.                                              23,334    5,082,478
    Roblon A.S. Class B                                                        2,700       89,800
    Rockwool International A.S. Class A                                          116       19,974
    Rockwool International A.S. Class B                                       44,467    7,933,115
    Royal Unibrew A.S.                                                       227,860    8,644,370
    RTX A.S.                                                                  42,134      862,597
*   Santa Fe Group A.S.                                                      127,806    1,077,546
    Schouw & Co. AB                                                           79,335    5,990,525
    SimCorp A.S.                                                             214,954   11,016,302
    Solar A.S. Class B                                                        28,476    1,538,185
    Spar Nord Bank A.S.                                                      403,107    4,708,043
    Sydbank A.S.                                                             383,352   12,711,540
*   TDC A.S.                                                               4,287,899   22,593,321
*   Tivoli A.S.                                                                9,370      653,895
*   TK Development A.S.                                                      608,784      856,020
*   Topdanmark A.S.                                                          491,266   12,929,462
    Tryg A.S.                                                                 65,070    1,244,996
    United International Enterprises                                          10,218    1,848,685
*   Vestjysk Bank A.S.                                                        53,413      128,279
*   William Demant Holding A.S.                                              365,410    6,841,962
#*  Zealand Pharma A.S.                                                       62,015    1,052,912
                                                                                     ------------
TOTAL DENMARK                                                                         216,196,461
                                                                                     ------------
FINLAND -- (6.7%)
    Ahlstrom Oyj                                                              50,394      753,737
    Aktia Bank Oyj                                                            97,998    1,126,872
    Alandsbanken Abp Class B                                                  21,354      345,570
    Alma Media Oyj                                                            42,130      235,912
    Amer Sports Oyj                                                          641,324   16,992,531
#   Apetit Oyj                                                                18,766      277,635
    Aspo Oyj                                                                  92,762      868,741
    Atria Oyj                                                                 44,202      550,662
#*  BasWare Oyj                                                               43,305    1,540,078
#   Bittium Oyj                                                              128,198      844,584
    Cargotec Oyj Class B                                                     235,592   11,295,832
#   Caverion Corp.                                                           522,975    4,194,650
    Citycon Oyj                                                            2,246,894    5,583,934
#   Comptel Oyj                                                              382,182      958,757
    Cramo Oyj                                                                193,511    4,824,541

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
FINLAND -- (Continued)
    Digia Oyj                                                                 48,912 $    164,255
    Elisa Oyj                                                                734,075   24,736,570
    F-Secure Oyj                                                             529,757    1,850,271
*   Finnair Oyj                                                              450,180    1,966,652
#   Fiskars Oyj Abp                                                          191,481    3,726,719
*   Glaston Oyj Abp                                                           46,084       21,704
    HKScan Oyj Class A                                                       172,657      587,605
    Huhtamaki Oyj                                                            467,536   17,165,066
    Ilkka-Yhtyma Oyj                                                          61,503      192,925
    Kemira Oyj                                                               673,239    8,434,577
    Kesko Oyj Class A                                                         14,466      671,731
    Kesko Oyj Class B                                                        345,206   17,467,791
    Konecranes Oyj                                                           262,339   10,309,802
    Lassila & Tikanoja Oyj                                                   171,857    3,564,694
    Lemminkainen Oyj                                                          30,098      586,040
#   Metsa Board Oyj                                                        1,336,761    9,131,120
    Metso Oyj                                                                576,499   17,723,305
    Munksjo Oyj                                                               24,345      380,309
    Nokian Renkaat Oyj                                                       623,433   23,387,139
    Olvi Oyj Class A                                                          68,749    2,098,643
    Oriola-KD Oyj Class A                                                      6,054       28,210
    Oriola-KD Oyj Class B                                                    628,439    2,972,227
    Orion Oyj Class A                                                        126,645    5,869,170
    Orion Oyj Class B                                                        436,647   20,325,362
*   Outokumpu Oyj                                                          3,022,031   27,041,513
#*  Outotec Oyj                                                              930,304    5,291,378
    PKC Group Oyj                                                            115,436    2,920,213
    Ponsse Oy                                                                 49,070    1,259,648
*   Poyry Oyj                                                                188,253      671,726
*   QT Group Oyj                                                              48,912      316,549
    Raisio Oyj Class V                                                       573,332    2,154,116
    Ramirent Oyj                                                             378,668    2,822,797
    Rapala VMC Oyj                                                           109,543      520,227
    Revenio Group Oyj                                                         23,248      738,630
    Sanoma Oyj                                                               754,064    6,861,588
    Sponda Oyj                                                               618,559    2,811,512
    SRV Group Oyj                                                             23,502      133,315
*   Stockmann Oyj Abp Class A                                                 42,474      326,245
#*  Stockmann Oyj Abp Class B                                                162,231    1,240,526
    Technopolis Oyj                                                          905,646    3,010,113
    Teleste Oyj                                                               46,406      448,926
    Tieto Oyj                                                                295,694    8,182,596
#   Tikkurila Oyj                                                            224,347    4,577,632
#   Uponor Oyj                                                               287,363    5,184,376
    Vaisala Oyj Class A                                                       47,987    1,781,941
    Valmet Oyj                                                               526,890    8,330,453
    Viking Line Abp                                                           10,366      229,238
    YIT Oyj                                                                  669,695    5,314,039
                                                                                     ------------
TOTAL FINLAND                                                                         315,925,220
                                                                                     ------------
FRANCE -- (12.7%)
    ABC Arbitrage                                                            150,388    1,105,767
    Actia Group                                                               48,398      477,634

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------- -----------
FRANCE -- (Continued)
#*  Air France-KLM                                                         993,402 $ 5,248,727
    Akka Technologies                                                       51,478   2,091,384
    Albioma SA                                                              97,566   1,665,102
    Altamir                                                                114,870   1,643,207
    Alten SA                                                               136,617  10,173,541
    Altran Technologies SA                                                 771,932  11,422,631
    April SA                                                                74,473     957,715
#*  Archos                                                                 138,714     206,627
    Arkema SA                                                              269,899  26,655,708
    Assystem                                                                62,634   1,986,656
    Aubay                                                                   29,713     876,583
    Axway Software SA                                                       31,550     984,480
    Bastide le Confort Medical                                               8,920     274,574
    Beneteau SA                                                            199,333   2,456,875
*   Bigben Interactive                                                       7,330      47,764
#   BioMerieux                                                              67,996  10,756,941
    Boiron SA                                                               38,334   3,546,033
    Bonduelle SCA                                                           74,889   1,932,235
#   Bourbon Corp.                                                           93,321   1,121,601
    Burelle SA                                                               3,632   3,960,568
    Casino Guichard Perrachon SA                                             3,794     204,581
    Catering International Services                                         14,124     298,974
#*  Cegedim SA                                                              23,645     663,330
*   Cegid Group SA                                                          26,749          --
#*  CGG SA                                                                  97,011     975,448
    Chargeurs SA                                                            95,815   1,876,036
    Cie des Alpes                                                           40,086     837,917
    Cie Plastic Omnium SA                                                  318,364  10,800,985
*   Coface SA                                                              147,327     952,217
    Derichebourg SA                                                        549,528   2,532,730
    Devoteam SA                                                             27,976   1,759,055
    Dom Security                                                             2,414     131,442
    Edenred                                                                946,779  20,642,217
    Electricite de Strasbourg SA                                            21,168   2,462,639
    Elior Group                                                            402,856   9,012,213
#   Elis SA                                                                147,633   2,643,433
*   Eramet                                                                  28,909   1,663,201
*   Esso SA Francaise                                                       15,115     677,270
*   Etablissements Maurel et Prom                                          844,597   3,868,941
    Euler Hermes Group                                                      56,627   5,112,891
    Eurofins Scientific SE                                                  26,545  11,917,681
    Euronext NV                                                            244,308  10,808,656
    Eutelsat Communications SA                                              68,147   1,162,360
    Exel Industries Class A                                                 10,330     886,659
    Faiveley Transport SA                                                   34,183   3,696,696
    Faurecia                                                               306,467  13,315,846
#   Fleury Michon SA                                                         5,962     354,440
#   Gaumont SA                                                              13,521     824,950
    Gaztransport Et Technigaz SA                                            79,978   3,300,742
    GEA                                                                      2,433     234,835
    Gevelot SA                                                               3,466     554,132
    GL Events                                                               48,589     952,543
    Groupe Crit                                                             23,258   1,851,315

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- -----------
FRANCE -- (Continued)
*   Groupe Fnac SA                                                            52,433 $ 3,393,293
*   Groupe Gorge                                                              22,858     555,237
    Groupe Open                                                               28,097     739,799
    Guerbet                                                                   32,666   2,824,695
    Haulotte Group SA                                                         74,466   1,210,168
    Havas SA                                                                 568,898   5,115,861
*   Herige SADCS                                                               4,147     126,372
#*  HiPay Group SA                                                            24,579     302,227
*   ID Logistics Group                                                         5,984     920,713
    Imerys SA                                                                145,098  11,652,290
#   Ingenico Group SA                                                         43,343   3,654,953
#   Interparfums SA                                                           54,443   1,651,177
    Ipsen SA                                                                 162,032  12,555,357
    IPSOS                                                                    168,064   5,570,487
    Jacquet Metal Service                                                     70,664   1,613,059
    Korian SA                                                                196,034   5,620,428
    Lagardere SCA                                                            663,377  16,643,358
    Lanson-BCC                                                                 8,795     317,815
    Laurent-Perrier                                                           12,372     921,489
#   Le Noble Age                                                              25,159   1,041,135
    Lectra                                                                   115,852   2,247,714
    Linedata Services                                                          8,608     440,619
    LISI                                                                      94,248   3,409,937
    Maisons France Confort SA                                                 15,743     850,777
    Manitou BF SA                                                             49,563   1,131,553
    Manutan International                                                     14,076   1,048,310
    Mersen SA                                                                117,956   2,893,236
#*  METabolic EXplorer SA                                                    151,621     391,437
    Metropole Television SA                                                  293,607   5,771,408
    MGI Coutier                                                               56,015   1,574,045
    Mr Bricolage                                                              30,731     401,218
#*  Naturex                                                                   31,570   2,940,651
    Neopost SA                                                               176,348   5,828,860
*   Nexans SA                                                                188,998  10,967,307
    Nexity SA                                                                171,171   8,407,347
#*  Nicox                                                                     76,283     677,358
*   NRJ Group                                                                 71,278     797,952
#   Oeneo SA                                                                 107,682     959,173
#*  Onxeo SA(BPFJVR0)                                                         48,958     143,017
#*  Onxeo SA(B04P0G6)                                                        160,610     466,791
    Orpea                                                                    182,255  14,849,883
#*  Parrot SA                                                                 25,254     236,441
    PCAS                                                                       5,254      83,310
#*  Pierre & Vacances SA                                                      26,157   1,187,976
    Plastivaloire                                                              1,854     268,000
    PSB Industries SA                                                          8,161     463,855
#   Rallye SA                                                                128,234   2,848,243
    Remy Cointreau SA                                                         55,277   5,025,550
    Rexel SA                                                               1,596,995  27,853,096
    Robertet SA                                                                3,063   1,212,058
    Rothschild & Co.                                                          22,859     660,831
    Rubis SCA                                                                203,675  17,148,044
    Samse SA                                                                   8,068   1,293,052

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
FRANCE -- (Continued)
    Sartorius Stedim Biotech                                                 101,854 $  6,163,317
    Savencia SA                                                               33,142    2,620,934
    SEB SA                                                                   120,657   15,173,364
    Seche Environnement SA                                                    11,799      384,578
#*  Sequana SA                                                               289,137      567,810
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco              60,258    2,206,432
*   Societe Internationale de Plantations d'Heveas SA                          7,523      514,076
    Societe Marseillaise du Tunnel Prado-Carenage SA                           3,434       87,565
    Societe pour l'Informatique Industrielle                                  39,566      820,457
*   SOITEC                                                                 1,279,868    2,433,145
#*  Solocal Group                                                            184,916      478,467
    Somfy SA                                                                  20,959    9,030,286
    Sopra Steria Group                                                        74,501    8,637,925
    SPIE SA                                                                  161,256    3,657,164
*   Stallergenes Greer P.L.C.                                                 12,201      429,487
*   Ste Industrielle d'Aviation Latecoere SA                                 310,883    1,455,036
    Stef SA                                                                   28,166    2,424,368
    STMicroelectronics NV                                                  2,136,887   28,202,978
#*  Store Electronic                                                          14,048      428,294
    Sword Group                                                               32,374    1,074,837
    Synergie SA                                                               69,989    2,891,277
    Tarkett SA                                                                62,317    2,415,875
    Technicolor SA                                                         1,482,868    6,357,936
    Teleperformance                                                          336,308   36,001,516
#   Television Francaise 1                                                   626,436    6,901,293
    Tessi SA                                                                   6,807    1,078,751
#   TFF Group                                                                  5,065      612,267
#   Thermador Groupe                                                          13,789    1,233,202
    Total Gabon                                                                1,515      268,115
*   Touax SA                                                                   5,568       72,161
    Trigano SA                                                                46,958    4,214,089
*   Ubisoft Entertainment SA                                                 521,852   17,157,528
    Union Financiere de France BQE SA                                         16,855      448,200
#*  Vallourec SA                                                           1,427,206   10,143,742
#*  Valneva SE                                                               218,939      656,146
    Vetoquinol SA                                                             16,625      897,831
    Vicat SA                                                                  86,767    5,270,386
    VIEL & Cie SA                                                            161,700      780,261
    Vilmorin & Cie SA                                                         27,056    1,815,246
#*  Virbac SA                                                                 22,063    4,070,781
    Vranken-Pommery Monopole SA                                               18,262      439,625
*   Worldline SA                                                              34,569      932,308
                                                                                     ------------
TOTAL FRANCE                                                                          598,926,746
                                                                                     ------------
GERMANY -- (15.2%)
    Aareal Bank AG                                                           409,233   15,877,124
#   Adler Modemaerkte AG                                                      41,855      218,015
#*  ADLER Real Estate AG                                                     111,691    1,635,465
*   ADVA Optical Networking SE                                               206,292    1,728,827
#*  AIXTRON SE                                                               396,410    1,464,585
*   Aligna AG                                                                318,087           --
    All for One Steeb AG                                                         569       34,842
#   Allgeier SE                                                               26,260      512,271

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- -------------
  GERMANY -- (Continued)
      Amadeus Fire AG                                     30,168 $   2,378,599
  *   AS Creation Tapeten                                  7,109       238,222
      Aurubis AG                                         180,566    10,638,737
      Axel Springer SE                                   194,300    10,241,581
      Basler AG                                            3,576       231,789
      Bauer AG                                            33,835       512,584
      BayWa AG(5838057)                                   78,978     2,682,936
      BayWa AG(5838068)                                      124         4,235
      Bechtle AG                                          80,333     8,159,874
  #   Bertrandt AG                                        27,357     2,731,200
      Bijou Brigitte AG                                   19,236     1,163,144
  #*  Bilfinger SE                                       178,040     7,398,863
      Biotest AG                                          60,306     1,145,750
  *   BKN International AG                                33,408            --
      Borussia Dortmund GmbH & Co. KGaA                  473,904     2,730,089
  #   CANCOM SE                                           86,805     4,075,646
      Carl Zeiss Meditec AG                              160,352     5,994,843
  #   CENIT AG                                            50,111     1,082,246
      CENTROTEC Sustainable AG                            44,227       764,485
      Cewe Stiftung & Co. KGAA                            31,218     2,544,769
  #   Clere AG                                            21,096       373,021
      Comdirect Bank AG                                  182,514     1,918,955
  #   CompuGroup Medical SE                              119,816     4,713,816
  *   Constantin Medien AG                               340,089       696,611
      CropEnergies AG                                    116,924       781,175
  #   CTS Eventim AG & Co. KGaA                          216,083     7,513,770
      Data Modul AG                                       11,455       631,259
  *   DEAG Deutsche Entertainment AG                      11,399        38,053
  #   Delticom AG                                         28,981       532,644
      Deutsche Beteiligungs AG                            50,300     1,810,418
      Deutsche EuroShop AG                               220,384     9,161,049
      Deutsche Lufthansa AG                               28,830       385,128
      Deutsche Pfandbriefbank AG                          47,168       480,729
      Deutz AG                                           599,311     3,988,375
  *   Dialog Semiconductor P.L.C.                        382,079    17,778,911
      DIC Asset AG                                       265,874     2,630,357
      DMG Mori AG                                        179,867     8,694,992
      Dr Hoenle AG                                        25,078       785,675
      Draegerwerk AG & Co. KGaA                           10,065       712,184
  #   Drillisch AG                                       227,365    10,546,061
      Duerr AG                                           133,802    11,607,582
      Eckert & Ziegler AG                                 18,549       510,654
      Elmos Semiconductor AG                              53,988       845,397
  #   ElringKlinger AG                                   167,277     2,968,688
  *   Euromicron AG                                       32,612       222,638
  *   Evotec AG                                        1,103,203     8,419,602
  #   Fielmann AG                                        114,167     7,980,895
  *   First Sensor AG                                     22,812       337,289
      Francotyp-Postalia Holding AG Class A               53,729       284,469
      Fraport AG Frankfurt Airport Services Worldwide    179,584    10,747,226
      Freenet AG                                         652,809    19,626,308
      Fuchs Petrolub SE                                  147,943     6,245,705
      Gerresheimer AG                                    198,146    16,154,435

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                SHARES      VALUE++
                                                                               --------- -------------
GERMANY -- (Continued)
    Gerry Weber International AG                                                  98,127 $   1,144,088
#   Gesco AG                                                                      43,467     1,073,413
    GFK SE                                                                        76,920     3,615,746
#   GFT Technologies SE                                                           90,843     1,905,637
    Grammer AG                                                                    79,765     4,504,582
    GRENKE AG                                                                     36,620     6,131,297
*   H&R GmbH & Co. KGaA                                                           33,528       560,972
    Hamburger Hafen und Logistik AG                                              113,533     2,314,301
#*  Heidelberger Druckmaschinen AG                                             1,506,720     3,952,676
    Hella KGaA Hueck & Co.                                                       119,350     4,878,240
*   Highlight Communications AG                                                   94,846       561,802
*   HolidayCheck Group AG                                                        114,390       313,992
    Hornbach Baumarkt AG                                                          22,599       698,217
    Hugo Boss AG                                                                 285,824    18,363,543
    Indus Holding AG                                                             129,827     7,416,898
#   Init Innovation In Traffic Systems AG                                         23,180       385,762
    Isra Vision AG                                                                18,038     2,185,062
    Jenoptik AG                                                                  262,122     5,028,143
#   K+S AG                                                                       990,931    25,172,889
*   Kampa AG                                                                       7,101           115
    KION Group AG                                                                258,832    15,774,242
*   Kloeckner & Co. SE                                                           555,392     7,252,413
*   Koenig & Bauer AG                                                             69,890     3,725,348
#*  Kontron AG                                                                   437,004     1,373,380
#   Krones AG                                                                     75,044     7,671,075
    KSB AG                                                                         3,466     1,351,204
#   KWS Saat SE                                                                   15,970     5,009,222
    Lanxess AG                                                                   484,758    35,276,450
    LEG Immobilien AG                                                            306,750    24,127,486
    Leifheit AG                                                                   13,935       909,947
    Leoni AG                                                                     159,356     6,400,215
#*  LPKF Laser & Electronics AG                                                   76,947       592,702
#*  Manz AG                                                                       21,725       916,271
*   MasterFlex SE                                                                 19,347       140,801
*   Mediclin AG                                                                   88,966       542,896
#*  Medigene AG                                                                   56,083       790,975
    MLP AG                                                                       303,693     1,568,865
*   msg life ag                                                                   11,646        32,828
    MTU Aero Engines AG                                                          249,839    29,927,859
    Nemetschek SE                                                                107,874     5,521,869
#   Nexus AG                                                                      49,542     1,053,770
#*  Nordex SE                                                                    307,691     6,502,161
    NORMA Group AG                                                               202,672     9,045,273
    OHB SE                                                                        34,003       699,393
    Osram Licht AG                                                               343,036    19,913,458
#   paragon AG                                                                     5,079       224,945
*   Patrizia Immobilien AG                                                       263,203     4,235,292
#*  Petro Welt Technologies AG                                                     6,474        51,819
#   Pfeiffer Vacuum Technology AG                                                 52,225     5,680,457
    PNE Wind AG                                                                  367,537       856,240
    Progress-Werk Oberkirch AG                                                     7,571       316,571
    PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie     27,232       349,610

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           SHARES    VALUE++
                                                                           ------- ------------
GERMANY -- (Continued)
    Puma SE                                                                 10,528 $  3,206,237
*   PVA TePla AG                                                            46,019      114,363
    QIAGEN NV                                                              717,083   20,867,290
#   QSC AG                                                                 498,723      975,672
#   R Stahl AG                                                              14,952      468,831
    Rational AG                                                             14,449    6,560,667
    Rheinmetall AG                                                         223,411   17,144,856
    RHOEN-KLINIKUM AG                                                      235,088    6,444,009
#   RIB Software AG                                                        167,309    2,139,131
#   S&T AG                                                                  49,127      452,147
    SAF-Holland SA                                                         248,917    3,785,971
    Salzgitter AG                                                          212,972    8,173,475
#   Schaltbau Holding AG                                                    27,311      976,636
    Schloss Wachenheim AG                                                    7,479      127,750
*   SER Systems AG                                                           9,400           --
#*  SGL Carbon SE                                                          266,687    2,323,190
    SHW AG                                                                  25,624      848,378
*   Siltronic AG                                                            12,459      668,389
#   Sixt Leasing SE                                                         12,545      248,070
    Sixt SE                                                                 80,910    4,212,070
#   SMA Solar Technology AG                                                 59,062    1,521,393
*   SMT Scharf AG                                                           18,103      271,288
    Softing AG                                                              21,576      287,790
    Software AG                                                            309,788   11,175,138
#*  Solarworld AG                                                           13,177       57,607
*   Stabilus SA                                                             37,141    2,245,413
    Stada Arzneimittel AG                                                  306,492   15,786,529
    STRATEC Biomedical AG                                                    3,205      168,952
#   Stroeer SE & Co. KGaA                                                  118,799    5,852,543
    Suedzucker AG                                                          438,206   11,593,011
*   Suess MicroTec AG                                                      105,674      872,619
    Surteco SE                                                              26,117      666,122
    TAG Immobilien AG                                                      798,736   10,798,826
    Takkt AG                                                               163,454    3,653,944
    Technotrans AG                                                          32,047      849,441
    TLG Immobilien AG                                                      165,302    3,141,575
*   Tom Tailor Holding AG                                                  108,631      646,063
*   Uniper SE                                                              170,816    2,433,453
    VERBIO Vereinigte BioEnergie AG                                        127,536    1,447,592
#*  Vossloh AG                                                              68,437    4,408,606
#   VTG AG                                                                  80,128    2,666,130
    Wacker Chemie AG                                                        77,716    9,392,604
    Wacker Neuson SE                                                       146,155    2,401,016
    Washtec AG                                                              45,252    2,557,028
    Wincor Nixdorf AG                                                        1,815      129,349
    XING AG                                                                 16,563    3,243,779
    Zeal Network SE                                                         35,397    1,113,719
                                                                                   ------------
TOTAL GERMANY                                                                       713,475,866
                                                                                   ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                                                      3,810           --
*   Alysida SA                                                               2,376           --
*   Atlantic Supermarkets SA                                                34,730           --

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES     VALUE++
                                                            --------- -----------
GREECE -- (Continued)
*   Babis Vovos International Construction SA                  21,073 $        --
*   Balafas SA                                                 15,200          --
*   Elektroniki Athinon SA                                      7,497          --
*   Etma Rayon SA                                              11,242          --
*   Informatics SA                                              3,778          --
*   Ipirotiki Software & Publications SA                       22,110          --
*   Lan-Net SA                                                 12,688          --
*   Neorion Holdings SA                                        14,991          --
*   Promota Hellas SA                                           8,860          --
*   T Bank SA                                                 228,007          --
*   Themeliodomi SA                                            37,422          --
                                                                      -----------
TOTAL GREECE                                                                   --
                                                                      -----------
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                                 399,607   1,702,813
    C&C Group P.L.C.(B011Y09)                               1,077,904   4,604,538
    Datalex P.L.C.                                             60,575     222,326
*   FBD Holdings P.L.C.                                       125,728   1,051,856
    Glanbia P.L.C.(0066950)                                   700,613  11,794,609
    Glanbia P.L.C.(4058629)                                    49,281     832,332
    IFG Group P.L.C.                                          302,015     567,255
*   Independent News & Media P.L.C.                         1,593,163     206,490
    Irish Continental Group P.L.C.(BLP5857)                   397,499   2,024,366
    Irish Continental Group P.L.C.(BLP59W1)                   234,200   1,187,938
    Kingspan Group P.L.C.                                     644,320  18,775,905
    Paddy Power Betfair P.L.C.                                      1          84
    Smurfit Kappa Group P.L.C.                                601,045  15,842,356
                                                                      -----------
TOTAL IRELAND                                                          58,812,868
                                                                      -----------
ISRAEL -- (2.0%)
*   ADO Group, Ltd.                                            49,052     564,593
#*  Africa Israel Investments, Ltd.                         1,160,746     174,398
*   Africa Israel Properties, Ltd.                             78,320   1,445,897
    Africa Israel Residences, Ltd.                                594      12,268
#*  Airport City, Ltd.                                        316,100   3,391,855
    Albaad Massuot Yitzhak, Ltd.                                  466       8,087
#*  Allot Communications, Ltd.                                131,391     646,113
#   Alrov Properties and Lodgings, Ltd.                        44,880   1,021,782
#   Amot Investments, Ltd.                                    472,876   1,995,204
    Arad, Ltd.                                                  1,053      11,023
    Ashtrom Properties, Ltd.                                   23,018      83,380
#*  AudioCodes, Ltd.                                          163,675   1,083,516
    Avgol Industries 1953, Ltd.                               407,132     494,848
*   Azorim-Investment Development & Construction Co., Ltd.    394,505     415,641
    Bayside Land Corp.                                          3,697   1,361,953
#   Big Shopping Centers, Ltd.                                 19,629   1,318,136
#*  BioLine RX, Ltd.                                           59,630      61,065
#   Blue Square Real Estate, Ltd.                              23,007     912,317
    Brack Capital Properties NV                                14,766   1,260,693
#*  Cellcom Israel, Ltd.                                      298,341   3,140,431
*   Ceragon Networks, Ltd.                                    128,451     472,496
#*  Clal Biotechnology Industries, Ltd.                       174,162     125,629

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES    VALUE++
                                                                           --------- ----------
ISRAEL -- (Continued)
*   Clal Insurance Enterprises Holdings, Ltd.                                118,904 $1,653,581
*   Cohen Development & Industrial Buildings, Ltd.                             2,564     63,479
#*  Compugen, Ltd.                                                           185,531    890,001
    Delek Automotive Systems, Ltd.                                           172,159  1,581,690
#   Delta-Galil Industries, Ltd.                                              56,527  1,800,771
    Direct Insurance Financial Investments, Ltd.                              73,126    643,439
    El Al Israel Airlines                                                  1,621,784  1,057,594
    Electra Consumer Products 1970, Ltd.                                      18,614    323,522
    Electra, Ltd.                                                              9,110  1,655,025
    Elron Electronic Industries, Ltd.                                         62,094    281,035
#   Energix-Renewable Energies, Ltd.                                          94,709     62,152
*   Equital, Ltd.                                                              7,312    135,986
#*  Evogene, Ltd.                                                             70,559    352,241
#   First International Bank Of Israel, Ltd.                                 194,692  2,928,928
    FMS Enterprises Migun, Ltd.                                               12,189    341,918
    Formula Systems 1985, Ltd.                                                45,817  1,782,506
    Fox Wizel, Ltd.                                                           21,125    333,957
*   Gilat Satellite Networks, Ltd.                                           120,892    688,577
#*  Hadera Paper, Ltd.                                                        10,176    387,177
    Hamlet Israel-Canada, Ltd.                                                   851     11,939
    Harel Insurance Investments & Financial Services, Ltd.                   571,614  2,868,237
#   Hilan, Ltd.                                                               48,212    722,457
    IDI Insurance Co., Ltd.                                                   22,850  1,125,655
#   Industrial Buildings Corp., Ltd.                                         475,849    564,887
#*  Israel Discount Bank, Ltd. Class A                                     2,736,507  5,688,649
    Israel Land Development Co., Ltd. (The)                                   22,310    167,154
*   Jerusalem Oil Exploration                                                 46,427  2,024,359
#*  Kamada, Ltd.                                                             126,672    786,574
*   Kenon Holdings, Ltd.                                                      36,491    467,215
    Kerur Holdings, Ltd.                                                       8,893    239,251
    Klil Industries, Ltd.                                                        729     65,689
    Maabarot Products, Ltd.                                                   21,999    344,451
    Magic Software Enterprises, Ltd.                                          92,863    659,267
#   Matrix IT, Ltd.                                                          183,996  1,480,739
    Maytronics, Ltd.                                                         138,532    531,681
#*  Mazor Robotics, Ltd.                                                     228,777  2,626,630
    Meitav DS Investments, Ltd.                                               44,186    210,806
#   Melisron, Ltd.                                                            57,038  2,613,251
*   Menora Mivtachim Holdings, Ltd.                                          127,166  1,178,166
*   Migdal Insurance & Financial Holding, Ltd.                             1,649,434  1,469,005
#   Mivtach Shamir                                                            22,547    468,355
#*  Naphtha Israel Petroleum Corp., Ltd.                                     164,741  1,099,393
    Neto ME Holdings, Ltd.                                                     5,778    451,602
*   Nova Measuring Instruments, Ltd.                                         135,303  2,011,753
#   Oil Refineries, Ltd.                                                   5,367,932  1,889,230
#*  Partner Communications Co., Ltd.                                         499,200  2,926,724
    Paz Oil Co., Ltd.                                                         25,703  3,979,834
*   Perion Network, Ltd.                                                      16,455     30,639
*   Phoenix Holdings, Ltd. (The)                                             295,823  1,085,934
#   Plasson Industries, Ltd.                                                  13,484    429,425
#   Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                      32,629  1,326,532
#*  Redhill Biopharma, Ltd.                                                   45,309     43,813
    Sapiens International Corp. NV                                           117,922  1,575,300

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- -----------
ISRAEL -- (Continued)
    Scope Metals Group, Ltd.                                                   7,746 $   159,887
    Shapir Engineering and Industry, Ltd.                                     88,287     206,315
#   Shikun & Binui, Ltd.                                                   1,096,671   2,271,002
    Shufersal, Ltd.                                                          392,383   1,504,938
#*  Space Communication, Ltd.                                                 17,611     120,828
#   Strauss Group, Ltd.                                                      136,109   2,190,460
*   Summit Real Estate Holdings, Ltd.                                        107,123     568,981
    Tadiran Holdings, Ltd.                                                     7,555     173,960
#*  Tower Semiconductor, Ltd.                                                283,546   6,081,907
*   Union Bank of Israel                                                     132,846     558,277
                                                                                     -----------
TOTAL ISRAEL                                                                          93,966,055
                                                                                     -----------
ITALY -- (8.9%)
    A2A SpA                                                                8,290,391  11,073,159
    ACEA SpA                                                                 302,509   3,703,984
#*  Aedes SIIQ SpA                                                           691,904     279,187
#*  Aeffe SpA                                                                167,738     205,819
    Aeroporto di Venezia Marco Polo SpA - SAVE                                85,250   1,724,905
    Amplifon SpA                                                             515,448   5,233,521
    Anima Holding SpA                                                        855,810   5,103,213
    Ansaldo STS SpA                                                          572,443   7,227,805
*   Arnoldo Mondadori Editore SpA                                            724,145   1,054,395
    Ascopiave SpA                                                            424,667   1,248,887
#   Astaldi SpA                                                              288,057   1,877,390
    Autogrill SpA                                                            728,145   6,403,549
    Azimut Holding SpA                                                       623,078  11,211,816
#*  Banca Carige SpA                                                       1,893,751     766,908
#   Banca Finnat Euramerica SpA                                              616,149     246,295
    Banca Generali SpA                                                       284,313   7,252,431
    Banca IFIS SpA                                                           147,336   3,995,982
    Banca Mediolanum SpA                                                   1,097,031   8,415,759
#*  Banca Monte dei Paschi di Siena SpA                                       19,884     310,592
#*  Banca Popolare dell'Etruria e del Lazio SC                             1,058,027          --
    Banca Popolare di Sondrio SCPA                                         2,316,219   8,213,303
#   Banca Profilo SpA                                                      1,221,744     274,055
#   Banco BPM SpA                                                          6,471,527  18,373,211
    Banco di Desio e della Brianza SpA                                       224,677     542,638
    BasicNet SpA                                                             170,033     594,195
    Biesse SpA                                                                68,574   1,414,870
    BPER Banca                                                             2,548,728  14,494,760
    Brembo SpA                                                               161,253  10,331,835
#   Brunello Cucinelli SpA                                                   108,066   2,446,480
    Buzzi Unicem SpA                                                         409,864  10,106,358
#   Cairo Communication SpA                                                  339,858   1,312,739
*   Caltagirone Editore SpA                                                    6,277       5,147
    Cembre SpA                                                                39,007     599,705
    Cementir Holding SpA                                                     325,211   1,392,652
    Cerved Information Solutions SpA                                         668,295   5,469,295
    CIR-Compagnie Industriali Riunite SpA                                  2,065,487   2,395,626
    Credito Emiliano SpA                                                     471,853   3,066,527
#   Credito Valtellinese SC                                                5,732,088   3,007,828
    d'Amico International Shipping SA                                        830,428     219,640
    Danieli & C Officine Meccaniche SpA                                       72,897   1,564,027

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES      VALUE++
                                                                           ---------- -------------
ITALY -- (Continued)
    Datalogic SpA                                                             111,466 $   2,290,529
    Davide Campari-Milano SpA                                               1,402,760    14,070,566
    De' Longhi SpA                                                            274,771     6,862,169
    DeA Capital SpA                                                           526,890       692,188
    DiaSorin SpA                                                              116,636     6,963,980
#*  Ei Towers SpA                                                              87,314     4,831,862
    El.En. SpA                                                                 48,277     1,173,368
    Elica SpA                                                                   4,665         8,463
#   ERG SpA                                                                   319,564     3,548,669
    Esprinet SpA                                                              169,978     1,259,646
#*  Eurotech SpA                                                               90,850       131,985
    Falck Renewables SpA                                                      704,182       717,432
*   Fincantieri SpA                                                         2,268,686     1,348,241
    FinecoBank Banca Fineco SpA                                               922,158     5,493,217
    FNM SpA                                                                   627,039       347,779
#   Geox SpA                                                                  453,868       979,318
*   Gruppo Editoriale L'Espresso SpA                                          481,852       409,767
#   Gruppo MutuiOnline SpA                                                    103,077       997,804
    Hera SpA                                                                3,352,671     7,828,360
    IMMSI SpA                                                               1,202,186       480,991
    Industria Macchine Automatiche SpA                                         70,748     4,689,362
    Infrastrutture Wireless Italiane SpA                                      328,849     1,558,453
#*  Intek Group SpA                                                         1,768,514       413,613
    Interpump Group SpA                                                       425,898     8,004,421
    Iren SpA                                                                2,952,554     4,802,194
*   Italgas SpA                                                               660,607     2,510,200
    Italmobiliare SpA                                                          45,336     2,241,790
*   Juventus Football Club SpA                                              2,220,681       746,625
    La Doria SpA                                                               65,929       594,684
#   Maire Tecnimont SpA                                                       643,190     1,812,061
#   MARR SpA                                                                  182,251     3,541,872
#   Mediaset SpA                                                            4,351,208    18,641,783
    Moncler SpA                                                               664,534    12,771,025
#   Nice SpA                                                                   71,162       194,140
    OVS SpA                                                                   155,923       870,525
    Parmalat SpA                                                            1,761,867     5,687,075
#   Piaggio & C SpA                                                           961,442     1,599,228
#*  Prelios SpA                                                               127,326        13,106
#   Prima Industrie SpA                                                        15,358       274,495
    Prysmian SpA                                                            1,026,230    26,695,289
    RAI Way SpA                                                                17,334        68,632
    Recordati SpA                                                             474,431    13,509,975
#   Reno de Medici SpA                                                        840,050       320,383
    Reply SpA                                                                  23,664     3,036,906
#*  Retelit SpA                                                               732,206       845,456
*   Richard-Ginori 1735 SpA                                                     8,489            --
    Sabaf SpA                                                                  25,688       287,382
#   SAES Getters SpA                                                           40,332       495,598
*   Safilo Group SpA                                                          176,776     1,311,395
*   Saipem SpA                                                             26,968,903    13,847,999
#   Salini Impregilo SpA                                                    1,159,746     3,620,738
#   Salvatore Ferragamo SpA                                                   262,482     6,942,916
    Saras SpA                                                               1,637,194     2,536,060

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
ITALY -- (Continued)
    Servizi Italia SpA                                                        34,833 $    138,966
#*  Snai SpA                                                                 117,457      142,781
    Societa Cattolica di Assicurazioni SCRL                                  852,357    5,333,086
    Societa Iniziative Autostradali e Servizi SpA                            349,366    2,843,447
*   Sogefi SpA                                                               284,842      679,207
    SOL SpA                                                                  161,050    1,451,637
    Tamburi Investment Partners SpA                                          418,473    1,754,236
#*  Tiscali SpA                                                            9,160,788      482,468
#   Tod's SpA                                                                 70,079    5,061,502
#*  Trevi Finanziaria Industriale SpA                                        509,518      556,957
    TXT e-solutions SpA                                                       28,342      270,028
#   Unione di Banche Italiane SpA                                          2,172,739    7,577,401
    Unipol Gruppo Finanziario SpA                                          2,168,748    8,020,405
    UnipolSai SpA                                                          4,147,843    8,650,531
    Vittoria Assicurazioni SpA                                               124,843    1,408,606
#*  Yoox Net-A-Porter Group SpA                                              280,998    7,048,739
    Zignago Vetro SpA                                                        142,878      877,572
                                                                                     ------------
TOTAL ITALY                                                                           420,379,772
                                                                                     ------------
LUXEMBOURG -- (0.0%)
    BRAAS Monier Building Group SA                                            20,914      570,512
                                                                                     ------------
NETHERLANDS -- (5.0%)
    Aalberts Industries NV                                                   600,156   21,066,023
    Accell Group                                                             146,494    3,435,619
*   AFC Ajax NV                                                               18,134      174,889
    AMG Advanced Metallurgical Group NV                                      171,531    3,177,754
    Amsterdam Commodities NV                                                  92,796    2,058,125
    APERAM SA                                                                270,393   12,787,825
    Arcadis NV                                                               381,581    5,188,546
    ASM International NV                                                     290,828   14,338,912
*   Atag Group NV                                                              4,630           --
    BE Semiconductor Industries NV                                           196,836    7,107,336
    Beter Bed Holding NV                                                      97,492    1,694,348
    BinckBank NV                                                             301,078    1,725,639
    Boskalis Westminster                                                     492,042   18,204,520
    Brunel International NV                                                  118,473    2,078,743
    Corbion NV                                                               334,113    8,557,720
    Delta Lloyd NV                                                         2,709,093   15,597,267
#   Flow Traders                                                              19,559      683,498
*   Fugro NV                                                                 381,770    6,021,536
#   Gemalto NV(B9MS8P5)                                                      304,031   17,668,914
    Gemalto NV(B011JK4)                                                      119,289    6,922,807
#*  Heijmans NV                                                              126,289      841,400
    Hunter Douglas NV                                                         11,551      723,864
    IMCD Group NV                                                             57,669    2,590,155
    KAS Bank NV                                                               80,799      744,201
    Kendrion NV                                                               67,325    1,911,713
#   Koninklijke BAM Groep NV                                               1,407,837    6,642,383
    Koninklijke Vopak NV                                                     180,802    7,766,364
#   Nederland Apparatenfabriek                                                27,865    1,059,611
#*  OCI NV                                                                   292,497    5,520,697
*   Ordina NV                                                                866,273    1,856,790

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
NETHERLANDS -- (Continued)
*   PostNL NV                                                              2,511,108 $ 11,021,188
    Refresco Group NV                                                         51,605      779,455
    SBM Offshore NV                                                          973,469   15,835,779
    Sligro Food Group NV                                                     134,719    4,887,661
#*  SRH NV                                                                   705,718           --
    Telegraaf Media Groep NV                                                 170,034    1,090,240
    TKH Group NV                                                             223,860    9,073,878
#*  TomTom NV                                                                606,779    5,562,366
    Van Lanschot NV                                                           27,907      603,350
    Wessanen                                                                 469,148    6,659,029
                                                                                     ------------
TOTAL NETHERLANDS                                                                     233,660,145
                                                                                     ------------
NORWAY -- (2.8%)
#   ABG Sundal Collier Holding ASA                                         1,786,130    1,128,887
    AF Gruppen ASA                                                            23,088      426,859
#*  Akastor ASA                                                              917,989    1,644,386
    Aker ASA Class A                                                         109,341    4,534,082
    Aker BP ASA                                                              356,696    6,490,249
*   Aker Solutions ASA                                                       791,226    4,266,527
#   American Shipping Co. ASA                                                201,106      743,403
    Arendals Fossekompani A.S.                                                    90       31,719
    Atea ASA                                                                 362,945    3,532,249
    Austevoll Seafood ASA                                                    517,682    4,788,170
#   Avance Gas Holding, Ltd.                                                 139,810      492,067
#*  Axactor AB                                                             4,472,166    1,415,567
    Bakkafrost P/F                                                           188,658    7,250,941
*   Biotec Pharmacon ASA                                                     139,685      191,251
    Bonheur ASA                                                              140,320    1,412,446
    Borregaard ASA                                                           475,583    5,234,272
    BW LPG, Ltd.                                                             347,224    1,770,432
*   BW Offshore, Ltd.                                                        863,791    2,520,883
*   Deep Sea Supply P.L.C.                                                   254,547       49,740
#*  DNO ASA                                                                3,249,546    3,401,091
*   DOF ASA                                                                  760,264      101,688
    Ekornes ASA                                                              111,584    1,543,670
    Entra ASA                                                                 52,251      563,557
#*  Fred Olsen Energy ASA                                                    147,008      316,778
#   Frontline, Ltd.                                                          280,146    1,936,814
    Grieg Seafood ASA                                                        272,291    2,285,083
#*  Hexagon Composites ASA                                                   431,883    1,447,227
#   Hoegh LNG Holdings Ltd                                                   245,363    2,728,893
*   Kongsberg Automotive ASA                                               2,171,519    1,534,898
    Kongsberg Gruppen A.S.                                                    30,248      499,214
*   Kvaerner ASA                                                           1,616,475    2,128,141
#*  Nordic Semiconductor ASA                                                 703,953    2,965,937
#*  Norske Skogindustrier ASA                                              1,270,388      423,550
#*  Norwegian Air Shuttle ASA                                                154,653    5,048,598
#   Norwegian Property ASA                                                    35,843       43,024
#   Ocean Yield ASA                                                          236,171    1,790,385
*   Odfjell Drilling, Ltd.                                                    39,423       75,038
*   Odfjell SE Class A                                                       134,257      531,889
    Olav Thon Eindom A.S.                                                    115,054    2,205,489
#   Opera Software ASA                                                       514,924    2,315,209

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             SHARES     VALUE++
                                                                           ---------- ------------
NORWAY -- (Continued)
#*  Petroleum Geo-Services ASA                                              1,527,469 $  5,076,253
#*  PhotoCure ASA                                                              59,328      316,955
#*  Prosafe SE                                                                 84,834      352,414
#   Protector Forsikring ASA                                                  285,028    2,541,233
*   Q-Free ASA                                                                179,836      179,268
#*  REC Silicon ASA                                                        14,281,005    2,235,171
    Scatec Solar ASA                                                          223,910    1,004,633
#*  Seadrill, Ltd.                                                            463,580      908,280
    Selvaag Bolig ASA                                                         144,329      694,804
#*  Sevan Marine ASA                                                          124,800      240,905
*   Solstad Offshore ASA                                                       72,220       95,048
#*  Songa Offshore                                                            134,471      518,475
    SpareBank 1 SMN                                                           131,684    1,101,848
    SpareBank 1 SR-Bank ASA                                                   212,083    1,576,871
    Stolt-Nielsen, Ltd.                                                       129,421    1,955,019
*   Storebrand ASA                                                            762,009    4,646,478
#   TGS Nopec Geophysical Co. ASA                                             351,607    8,441,905
    Tomra Systems ASA                                                         647,834    7,089,983
*   Treasure ASA                                                              300,823      628,508
    Veidekke ASA                                                              400,114    5,946,283
*   Wilh Wilhelmsen ASA                                                       306,364    1,503,200
    Wilh Wilhelmsen Holding ASA Class A                                        61,068    1,663,587
#   XXL ASA                                                                   190,687    2,197,135
                                                                                      ------------
TOTAL NORWAY                                                                           132,724,559
                                                                                      ------------
PORTUGAL -- (0.8%)
    Altri SGPS SA                                                             577,518    2,533,021
*   Banco BPI SA                                                            2,573,144    3,151,710
#*  Banco Comercial Portugues SA Class R                                    4,200,763      712,296
*   Banco Espirito Santo SA                                                 4,777,921           --
    CTT-Correios de Portugal SA                                               692,539    3,863,361
    EDP Renovaveis SA                                                         182,845    1,174,665
    Ibersol SGPS SA                                                            24,481      330,337
    Mota-Engil SGPS SA                                                        731,919    1,272,767
    Navigator Co. SA (The)                                                  2,010,412    7,322,158
    NOS SGPS SA                                                             1,118,059    6,295,240
    Novabase SGPS SA                                                           65,729      181,594
#   REN - Redes Energeticas Nacionais SGPS SA                               1,360,984    3,748,925
    Semapa-Sociedade de Investimento e Gestao                                 113,416    1,610,265
    Sonae Capital SGPS SA                                                     252,051      187,995
    Sonae SGPS SA                                                           5,008,224    4,310,904
    Teixeira Duarte SA                                                        710,639      152,649
                                                                                      ------------
TOTAL PORTUGAL                                                                          36,847,887
                                                                                      ------------
SPAIN -- (5.3%)
    Acciona SA                                                                148,641   11,531,333
    Acerinox SA                                                               881,010   12,115,387
#   Adveo Group International SA                                              104,096      429,691
    Almirall SA                                                               297,107    4,789,263
#*  Amper SA                                                                3,523,945      988,856
    Applus Services SA                                                        437,416    4,999,692
#   Atresmedia Corp de Medios de Comunicacion SA                              377,516    4,296,298

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- -----------
SPAIN -- (Continued)
    Azkoyen SA                                                                64,022 $   542,714
#   Banco Popular Espanol SA                                               1,713,211   1,774,001
*   Baron de Ley                                                              13,360   1,578,820
#   Bolsas y Mercados Espanoles SHMSF SA                                     410,153  12,948,445
#*  Caja de Ahorros del Mediterraneo                                         116,412          --
    Cellnex Telecom SA                                                       578,540   8,238,269
*   Cementos Portland Valderrivas SA                                          68,410     440,356
    Cia de Distribucion Integral Logista Holdings SA                         154,045   3,723,543
    Cie Automotive SA                                                        249,123   4,634,803
    Clinica Baviera SA                                                         3,698      37,870
    Construcciones y Auxiliar de Ferrocarriles SA                             91,240   3,705,061
#*  Deoleo SA                                                              1,293,368     370,892
#   Distribuidora Internacional de Alimentacion SA                         2,929,226  15,503,758
#*  Duro Felguera SA                                                         489,623     629,915
    Ebro Foods SA                                                            366,900   7,572,225
*   eDreams ODIGEO SA                                                        287,020     974,718
    Elecnor SA                                                               192,862   1,934,233
    Ence Energia y Celulosa SA                                             1,037,062   2,768,100
*   Ercros SA                                                                793,700   1,864,664
    Euskaltel SA                                                             101,284     935,034
    Faes Farma SA                                                          1,444,899   5,357,359
    Fluidra SA                                                               161,639     762,336
*   Fomento de Construcciones y Contratas SA                                  25,883     215,649
    Gamesa Corp. Tecnologica SA                                            1,203,576  25,309,348
    Grupo Catalana Occidente SA                                              209,782   6,838,839
*   Grupo Empresarial San Jose SA                                             30,406     115,847
#*  Grupo Ezentis SA                                                       1,004,696     585,420
    Iberpapel Gestion SA                                                      37,248   1,042,458
*   Indra Sistemas SA                                                        608,560   6,703,684
    Inmobiliaria Colonial SA                                               1,025,681   7,539,416
    Inmobiliaria del Sur SA                                                    2,902      28,481
#   Laboratorios Farmaceuticos Rovi SA                                        68,607     967,893
*   Liberbank SA                                                           1,864,533   2,069,585
    Mediaset Espana Comunicacion SA                                          965,451  11,816,667
    Melia Hotels International SA                                            459,423   5,908,130
    Miquel y Costas & Miquel SA                                               69,370   1,839,890
*   NH Hotel Group SA                                                      1,249,728   5,530,316
    Nmas1 Dinamia SA                                                          20,438     193,056
#   Obrascon Huarte Lain SA                                                  747,423   2,538,642
    Papeles y Cartones de Europa SA                                          286,581   1,730,033
*   Pescanova SA                                                              68,547          --
*   Pharma Mar SA                                                          1,020,304   3,333,896
    Prim SA                                                                   39,424     378,818
#*  Promotora de Informaciones SA Class A                                    284,300   1,612,495
    Prosegur Cia de Seguridad SA                                           1,357,255   8,553,550
#*  Quabit Inmobiliaria SA                                                   189,793     495,994
*   Realia Business SA                                                       755,842     737,058
#*  Sacyr SA                                                               1,654,044   4,307,532
    Saeta Yield SA                                                            87,546     780,847
#*  Solaria Energia y Medio Ambiente SA                                      207,171     226,983
#*  Talgo SA                                                                 224,549   1,127,700
    Tecnicas Reunidas SA                                                     174,427   6,925,859
    Tecnocom Telecomunicaciones y Energia SA                                 147,909     688,171

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
SPAIN -- (Continued)
    Tubacex SA                                                               655,565 $  2,050,380
#*  Tubos Reunidos SA                                                        510,636      507,787
    Vidrala SA                                                                82,427    4,473,474
#   Viscofan SA                                                              229,641   11,677,752
#*  Vocento SA                                                               231,302      320,157
#   Zardoya Otis SA                                                          748,923    6,321,587
                                                                                     ------------
TOTAL SPAIN                                                                           250,941,030
                                                                                     ------------
SWEDEN -- (7.6%)
#   AAK AB                                                                   121,469    8,066,536
    Acando AB                                                                433,023    1,454,841
*   AddLife AB                                                                84,566    1,400,914
    AddNode Group AB                                                          22,737      161,093
    AddTech AB Class B                                                       276,883    4,782,504
    AF AB Class B                                                            299,403    5,979,593
#*  Anoto Group AB                                                         4,862,822       79,486
*   Arise AB                                                                  36,861       85,506
#   Atrium Ljungberg AB Class B                                              107,861    1,676,835
    Avanza Bank Holding AB                                                    99,342    4,549,520
    B&B Tools AB Class B                                                     126,318    2,893,822
*   BE Group AB                                                                1,335        7,837
    Beijer Alma AB                                                           109,736    3,074,315
#   Beijer Electronics AB                                                     53,995      240,628
#   Beijer Ref AB                                                             71,389    1,729,819
    Betsson AB                                                               499,850    4,302,739
    Bilia AB Class A                                                         317,389    7,625,721
    BillerudKorsnas AB                                                       198,365    3,304,780
    BioGaia AB Class B                                                        80,672    2,921,302
    Biotage AB                                                               305,541    1,612,787
#   Bjorn Borg AB                                                             33,945      131,920
*   Bonava AB                                                                  9,670      148,346
*   Bonava AB Class B                                                        196,607    3,027,032
    Bulten AB                                                                 79,868      848,893
    Bure Equity AB                                                           316,106    3,567,234
#   Byggmax Group AB                                                         343,939    2,332,678
    Catena AB                                                                 53,725      815,193
#   Cavotec SA                                                                16,457       39,715
    Clas Ohlson AB Class B                                                   176,242    2,780,479
    Cloetta AB Class B                                                     1,266,726    4,272,284
*   Collector AB                                                               2,532       30,301
    Com Hem Holding AB                                                       220,469    2,313,057
    Concentric AB                                                            234,948    3,162,577
    Concordia Maritime AB Class B                                            100,760      165,286
    Corem Property Group AB Class B                                            2,296        9,663
#   Dios Fastigheter AB(B1323T9)                                             254,122    1,265,371
*   Dios Fastigheter AB(BDRJYQ4)                                             203,296    1,011,007
*   Doro AB                                                                  151,342      908,097
    Duni AB                                                                  204,624    2,926,649
    Dustin Group AB                                                          100,500      760,184
    East Capital Explorer AB                                                  52,072      395,772
    Elanders AB Class B                                                       13,319      160,412
    Elekta AB Class B                                                      1,122,190   10,153,219
#   Eltel AB                                                                  76,853      434,633

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- -----------
SWEDEN -- (Continued)
    Enea AB                                                                   63,008 $   700,139
    Fabege AB                                                                651,224  11,089,102
#   Fagerhult AB                                                              61,882   1,996,025
    Fenix Outdoor International AG                                             8,198     687,309
    Granges AB                                                               311,138   3,453,957
    Gunnebo AB                                                               149,602     712,491
    Haldex AB                                                                218,762   2,976,212
    Heba Fastighets AB Class B                                                42,288     534,880
    Hemfosa Fastigheter AB                                                   681,330   6,303,458
    Hexpol AB                                                                767,636   7,434,674
    HIQ International AB                                                     281,281   2,044,718
    HMS Networks AB                                                            6,593     255,549
#   Hoist Finance AB                                                          78,279     755,633
    Holmen AB Class B                                                        264,932   9,693,448
    Hufvudstaden AB Class A                                                  235,964   3,759,742
    Indutrade AB                                                             405,090   8,220,412
#   Intrum Justitia AB                                                       385,511  12,978,597
    Inwido AB                                                                207,239   2,230,077
    ITAB Shop Concept AB Class B                                              63,302     608,541
    JM AB                                                                    385,931  11,637,746
    KappAhl AB                                                               329,079   1,968,753
#*  Karo Pharma AB                                                            92,144     268,910
*   Karolinska Development AB Class B                                          5,146       3,466
    Klovern AB Class B                                                     2,268,287   2,388,666
    KNOW IT AB                                                                74,077     731,460
    Kungsleden AB                                                            853,505   5,499,423
    Lagercrantz Group AB Class B                                             244,772   2,231,285
    Lifco AB Class B                                                          24,751     707,747
    Lindab International AB                                                  407,193   3,539,459
    Loomis AB Class B                                                        316,344   9,258,656
#*  Medivir AB Class B                                                       157,280   1,570,397
#   Mekonomen AB                                                             149,584   3,197,653
#   Modern Times Group MTG AB Class B                                        319,844   9,858,259
    MQ Holding AB                                                            165,718     658,750
#   Mycronic AB                                                              460,561   5,252,225
    NCC AB Class B                                                           482,488  11,866,503
    Nederman Holding AB                                                        4,621     110,115
*   Net Insight AB Class B                                                 1,013,964     961,882
    NetEnt AB                                                                876,576   7,033,129
    New Wave Group AB Class B                                                243,911   1,519,003
    Nibe Industrier AB Class B                                               141,857   1,169,896
    Nobia AB                                                                 745,291   6,701,143
    Nolato AB Class B                                                        134,540   3,986,800
    OEM International AB Class B                                              44,190     808,002
    Opus Group AB                                                            939,109     838,574
#*  Orexo AB                                                                   6,681      25,097
    Oriflame Holding AG                                                      169,708   5,151,343
    Pandox AB                                                                 13,693     219,300
    Peab AB                                                                  871,789   7,142,509
    Pricer AB Class B                                                        811,833     977,104
    Proact IT Group AB                                                        39,943     713,658
    Probi AB                                                                  15,237     907,808
#*  Qliro Group AB                                                           452,751     565,078

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- ------------
SWEDEN -- (Continued)
    Ratos AB Class B                                                       1,069,160 $  5,765,276
#   RaySearch Laboratories AB                                                 84,689    1,769,925
#   Recipharm AB Class B                                                      94,245    1,343,650
    Rezidor Hotel Group AB                                                   416,046    1,682,825
    Rottneros AB                                                             145,388      131,422
    Saab AB Class B                                                           42,685    1,743,168
    Sagax AB Class B                                                          93,502      852,616
#*  SAS AB                                                                   738,160    1,195,452
    Scandi Standard AB                                                       215,392    1,379,510
    Sectra AB Class B                                                         58,461    1,022,583
    Semcon AB                                                                100,425      553,571
#*  Sensys Gatso Group AB                                                  1,035,356      142,752
    SkiStar AB                                                               110,328    1,942,995
#*  SSAB AB Class A(B17H0S8)                                               1,081,113    4,443,843
#*  SSAB AB Class A(BPRBWK4)                                                 189,016      777,586
*   SSAB AB Class B(B17H3F6)                                               2,535,211    8,545,728
#*  SSAB AB Class B(BPRBWM6)                                               1,131,651    3,814,029
    Sweco AB Class B                                                         324,327    7,158,226
    Swedol AB Class B                                                         48,327      137,781
    Systemair AB                                                              48,630      703,493
    Thule Group AB (The)                                                     238,574    3,870,387
    Transcom Worldwide AB                                                     39,127      391,602
#   Unibet Group P.L.C.                                                    1,169,254    9,866,948
    VBG Group AB Class B                                                         137        1,740
#   Victoria Park AB Class B                                                 361,402      929,653
    Vitrolife AB                                                              71,728    3,333,009
    Wallenstam AB Class B                                                    836,910    6,568,319
    Wihlborgs Fastigheter AB                                                 342,126    6,530,702
                                                                                     ------------
TOTAL SWEDEN                                                                          360,114,134
                                                                                     ------------
SWITZERLAND -- (11.8%)
    Allreal Holding AG                                                        61,547    9,347,822
*   Alpiq Holding AG                                                          10,240      859,250
    ALSO Holding AG                                                           17,465    1,739,382
#   ams AG                                                                   372,640   12,837,261
    APG SGA SA                                                                 7,581    3,450,093
*   Arbonia AG                                                               183,624    3,164,895
    Aryzta AG                                                                368,607   10,153,329
#   Ascom Holding AG                                                         210,467    3,528,514
    Autoneum Holding AG                                                       16,300    4,262,738
    Bachem Holding AG Class B                                                 23,344    2,577,817
    Baloise Holding AG                                                       112,429   14,476,683
    Bank Coop AG                                                              30,632    1,339,881
    Banque Cantonale de Geneve                                                 4,039    1,208,743
    Banque Cantonale du Jura SA                                                4,442      251,296
    Banque Cantonale Vaudoise                                                 11,753    8,028,590
#   Basler Kantonalbank                                                        5,896      405,354
    Belimo Holding AG                                                          2,156    6,929,637
    Bell AG                                                                    4,315    1,817,148
    Bellevue Group AG                                                         49,926      868,448
#   Berner Kantonalbank AG                                                    23,094    4,261,612
    BFW Liegenschaften AG                                                        620       25,540
    BKW AG                                                                    64,177    3,241,674

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- -----------
SWITZERLAND -- (Continued)
    Bobst Group SA                                                            44,716 $ 3,265,052
    Bossard Holding AG Class A                                                32,905   5,479,085
    Bucher Industries AG                                                      33,396   9,063,646
#   Burckhardt Compression Holding AG                                         11,640   3,435,649
    Burkhalter Holding AG                                                     20,988   2,962,103
    Calida Holding AG                                                         25,084     941,473
    Carlo Gavazzi Holding AG                                                   1,415     373,937
    Cembra Money Bank AG                                                     130,353   9,842,212
    Cham Paper Holding AG                                                      1,894     629,573
*   Cicor Technologies                                                         5,936     204,685
    Cie Financiere Tradition SA                                                9,458     769,553
    Clariant AG                                                              815,669  15,286,650
    Coltene Holding AG                                                        20,595   1,607,668
    Conzzeta AG                                                                6,172   4,951,602
    Daetwyler Holding AG                                                      37,940   5,787,921
    DKSH Holding AG                                                           91,087   6,734,428
    dorma+kaba Holding AG Class B                                             16,675  12,947,049
    Edmond de Rothschild Suisse SA                                               134   1,926,722
#   EFG International AG                                                     354,095   2,149,448
    Emmi AG                                                                   12,810   8,030,644
    Energiedienst Holding AG                                                  68,912   1,803,097
#*  Evolva Holding SA                                                        590,066     312,047
    Feintool International Holding AG                                          7,642     968,706
    Flughafen Zuerich AG                                                     104,871  20,623,905
    Forbo Holding AG                                                           6,853   9,450,587
    GAM Holding AG                                                           925,197   9,440,623
    Georg Fischer AG                                                          22,511  18,552,115
    Gurit Holding AG                                                           2,329   1,804,693
    Helvetia Holding AG                                                       36,269  20,523,638
#   HOCHDORF Holding AG                                                        4,171   1,280,543
    Huber & Suhner AG                                                         69,938   4,356,877
    Implenia AG                                                               85,074   6,368,323
    Inficon Holding AG                                                         9,382   3,963,938
    Interroll Holding AG                                                       3,127   3,669,218
    Intershop Holding AG                                                       8,065   4,083,210
    Jungfraubahn Holding AG                                                    4,767     466,462
    Kardex AG                                                                 35,549   3,565,571
    Komax Holding AG                                                          18,489   4,850,774
    Kudelski SA                                                              195,049   3,573,409
*   Lastminute.com NV                                                          3,079      45,483
    LEM Holding SA                                                             3,773   3,525,879
    Liechtensteinische Landesbank AG                                          30,127   1,364,221
    Logitech International SA                                                708,858  20,301,611
#   Luzerner Kantonalbank AG                                                  16,857   6,980,310
    MCH Group AG                                                               1,879     134,927
    Metall Zug AG Class B                                                        888   3,191,437
#*  Meyer Burger Technology AG                                             2,370,456   1,900,943
#   Mobilezone Holding AG                                                    133,170   1,962,105
    Mobimo Holding AG                                                         32,882   8,610,075
#   OC Oerlikon Corp. AG                                                     929,429  10,544,002
#*  Orascom Development Holding AG                                            60,240     304,625
#   Orell Fuessli Holding AG                                                   5,028     630,375
    Orior AG                                                                  28,059   2,273,645

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                            SHARES      VALUE++
                                                                           --------- --------------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG                                        63,044 $    7,795,303
*   Parco Industriale e Immobiliare SA                                           600             --
    Phoenix Mecano AG                                                          3,125      1,576,720
    Plazza AG                                                                  5,892      1,327,001
    PSP Swiss Property AG                                                    201,709     18,149,791
    Rieter Holding AG                                                         17,376      3,298,346
    Romande Energie Holding SA                                                 2,625      3,339,255
#*  Schaffner Holding AG                                                       2,950        763,822
#*  Schmolz + Bickenbach AG                                                2,676,034      1,788,807
    Schweiter Technologies AG                                                  4,581      5,165,645
    SFS Group AG                                                              30,519      2,684,742
    Siegfried Holding AG                                                      21,530      4,687,893
    St Galler Kantonalbank AG                                                 11,780      4,768,732
    Straumann Holding AG                                                      36,392     14,686,577
    Sulzer AG                                                                107,928     12,215,092
    Sunrise Communications Group AG                                          127,122      8,617,176
    Swiss Prime Site AG                                                      139,414     11,613,630
#   Swissquote Group Holding SA                                               45,894      1,124,737
    Tamedia AG                                                                14,493      2,171,810
    Tecan Group AG                                                            41,207      6,461,793
    Temenos Group AG                                                         318,043     23,125,937
    Thurgauer Kantonalbank                                                       659         59,428
    u-blox Holding AG                                                         30,554      5,515,900
    Valiant Holding AG                                                        84,507      8,984,401
    Valora Holding AG                                                         15,777      5,280,945
    Vaudoise Assurances Holding SA                                             5,255      2,612,693
    Vetropack Holding AG                                                         976      1,839,481
*   Von Roll Holding AG                                                      250,484        150,364
    Vontobel Holding AG                                                      136,975      7,669,506
    VP Bank AG                                                                 7,217        789,757
    VZ Holding AG                                                             10,596      3,191,056
    Walliser Kantonalbank                                                     16,716      1,304,237
    Walter Meier AG                                                           22,913        859,012
    Ypsomed Holding AG                                                        16,382      3,036,192
*   Zehnder Group AG                                                          57,019      1,905,457
#   Zug Estates Holding AG Class B                                               612      1,028,756
    Zuger Kantonalbank AG                                                        614      3,197,206
                                                                                     --------------
TOTAL SWITZERLAND                                                                       555,379,381
                                                                                     --------------
TOTAL COMMON STOCKS                                                                   4,327,475,997
                                                                                     --------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                                88,910      1,540,644
    Draegerwerk AG & Co. KGaA                                                 33,128      2,913,461
    Fuchs Petrolub SE                                                        212,417      9,727,448
    Jungheinrich AG                                                          245,511      7,566,123
    Sartorius AG                                                             117,188      8,248,376
    Sixt SE                                                                   63,526      2,609,886
    STO SE & Co. KGaA                                                          8,021        817,773

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                              SHARES      VALUE++
                                                                            ---------- --------------
GERMANY -- (Continued)
     Villeroy & Boch AG                                                         41,209 $      645,247
                                                                                       --------------
TOTAL GERMANY                                                                              34,068,958
                                                                                       --------------
TOTAL PREFERRED STOCKS                                                                     34,068,958
                                                                                       --------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRIA -- (0.0%)
*    Intercell AG Rights 05/16/13                                              254,689             --
                                                                                       --------------
PORTUGAL -- (0.1%)
#*   Banco Comercial Portugues SA Rights 02/02/17                            4,200,763      4,244,500
                                                                                       --------------
SWEDEN -- (0.0%)
#*   Karo Pharma AB                                                            171,750         12,960
*    VBG Group AB                                                                  137            736
                                                                                       --------------
TOTAL SWEDEN                                                                                   13,696
                                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                                       4,258,196
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             4,365,803,151
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@ DFA Short Term Investment Fund                                         29,595,228    342,475,980
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,921,496,854)^^                                  $4,708,279,131
                                                                                       ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria                              -- $  144,111,774   --    $  144,111,774
   Belgium                              --    195,443,587   --       195,443,587
   Denmark                              --    216,196,461   --       216,196,461
   Finland                              --    315,925,220   --       315,925,220
   France                      $ 3,696,696    595,230,050   --       598,926,746
   Germany                              --    713,475,866   --       713,475,866
   Ireland                       1,051,856     57,761,012   --        58,812,868
   Israel                               --     93,966,055   --        93,966,055
   Italy                        20,883,411    399,496,361   --       420,379,772
   Luxembourg                           --        570,512   --           570,512
   Netherlands                   6,922,807    226,737,338   --       233,660,145
   Norway                               --    132,724,559   --       132,724,559
   Portugal                             --     36,847,887   --        36,847,887
   Spain                                --    250,941,030   --       250,941,030
   Sweden                        1,011,007    359,103,127   --       360,114,134
   Switzerland                          --    555,379,381   --       555,379,381
Preferred Stocks
   Germany                              --     34,068,958   --        34,068,958
Rights/Warrants
   Portugal                             --      4,244,500   --         4,244,500
   Sweden                               --         13,696   --            13,696
Securities Lending Collateral           --    342,475,980   --       342,475,980
                               ----------- --------------   --    --------------
TOTAL                          $33,565,777 $4,674,713,354   --    $4,708,279,131
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                           SHARES    VALUE++
                                                                           ------- -----------
COMMON STOCKS -- (82.8%)
Consumer Discretionary -- (7.7%)
    Aimia, Inc.                                                            487,793 $ 3,197,598
#*  Amaya, Inc.                                                             17,000     233,199
#   AutoCanada, Inc.                                                       147,511   2,874,835
#   BMTC Group, Inc.                                                        17,481     174,306
*   BRP, Inc.                                                              174,422   3,523,961
#   Cineplex, Inc.                                                         321,092  12,927,577
    Cogeco Communications, Inc.                                             85,848   4,684,118
    Cogeco, Inc.                                                            38,068   1,810,881
#   Corus Entertainment, Inc. Class B                                      740,938   7,356,710
#*  Craft Oil, Ltd.                                                        349,041          --
    DHX Media, Ltd.(BRF12N3)                                               363,010   1,881,654
    DHX Media, Ltd.(BRF12P5)                                               122,725     635,671
    Dorel Industries, Inc. Class B                                         169,797   4,697,554
#   Enercare, Inc.                                                         527,359   7,339,459
#   Gamehost, Inc.                                                          46,573     409,807
*   Glacier Media, Inc.                                                    171,625      98,919
    goeasy, Ltd.                                                             3,600      80,784
*   Great Canadian Gaming Corp.                                            299,800   5,858,916
#   Hudson's Bay Co.                                                       365,311   2,807,385
*   IMAX Corp.                                                             259,917   8,473,294
*   Indigo Books & Music, Inc.                                               2,402      32,525
*   Jackpotjoy P.L.C.                                                      348,348   2,651,240
#   Leon's Furniture, Ltd.                                                 138,675   2,032,301
    Linamar Corp.                                                          237,218  10,429,389
    Martinrea International, Inc.                                          476,656   3,018,364
#   MTY Food Group, Inc.                                                    73,963   2,687,393
#   Pizza Pizza Royalty Corp.                                              141,312   1,884,160
    Reitmans Canada, Ltd. Class A                                          260,312   1,210,288
#*  Sears Canada, Inc.                                                      50,217      71,780
#   Torstar Corp. Class B                                                  352,389     517,243
*   TVA Group, Inc. Class B                                                  7,000      16,623
    Uni-Select, Inc.                                                       128,742   2,934,477
#*  Yellow Pages, Ltd.                                                     147,535   2,029,492
    Zenith Capital Corp.                                                   111,820       6,961
                                                                                   -----------
Total Consumer Discretionary                                                        98,588,864
                                                                                   -----------
Consumer Staples -- (3.6%)
    AGT Food & Ingredients, Inc.                                           125,802   3,442,697
    Andrew Peller, Ltd. Class A                                             25,900     211,778
    Clearwater Seafoods, Inc.                                               90,557     704,274
    Corby Spirit and Wine, Ltd.                                             70,767   1,219,830
    Cott Corp.(22163N106)                                                   96,682   1,024,829
    Cott Corp.(2228952)                                                    600,036   6,368,105
    High Liner Foods, Inc.                                                  87,391   1,285,429
    Jean Coutu Group PJC, Inc. (The) Class A                               167,493   2,632,263
#   Liquor Stores N.A., Ltd.                                               181,111   1,414,092
    Maple Leaf Foods, Inc.                                                 400,847   9,189,061
*   Neptune Technologies & Bioressources, Inc.                              22,102      23,949
    North West Co., Inc. (The)                                             266,936   6,006,445
    Premium Brands Holdings Corp.                                          144,762   7,757,352
#   Rogers Sugar, Inc.                                                     510,071   2,602,783

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Consumer Staples -- (Continued)
#*  SunOpta, Inc.                                                            324,591 $ 2,267,460
                                                                                     -----------
Total Consumer Staples                                                                46,150,347
                                                                                     -----------
Energy -- (19.4%)
*   Advantage Oil & Gas, Ltd.                                              1,116,844   7,201,015
#*  Africa Oil Corp.                                                         543,399   1,106,634
    AKITA Drilling, Ltd. Class A                                              40,600     284,863
#*  Athabasca Oil Corp.                                                    2,023,011   2,580,748
#*  Baytex Energy Corp.                                                    1,304,806   5,204,183
#*  Bellatrix Exploration, Ltd.                                            1,440,395   1,195,486
*   Birchcliff Energy, Ltd.                                                1,069,135   6,589,405
#*  BlackPearl Resources, Inc.                                             1,397,501   1,664,651
    Bonavista Energy Corp.                                                 1,294,515   4,596,088
#   Bonterra Energy Corp.                                                    175,395   3,388,611
#   Calfrac Well Services, Ltd.                                              512,149   1,664,853
#*  Canacol Energy, Ltd.                                                     719,842   2,052,344
    Canadian Energy Services & Technology Corp.                              953,842   5,651,583
    Canyon Services Group, Inc.                                              401,132   1,926,667
*   Cequence Energy, Ltd.                                                    863,916     219,091
#*  Chinook Energy, Inc.                                                     496,199     165,876
*   Corridor Resources, Inc.                                                   1,246         527
*   Crew Energy, Inc.                                                        860,700   3,829,743
#*  Delphi Energy Corp.                                                      911,939   1,023,194
#*  Denison Mines Corp.                                                    2,713,471   2,022,722
#   Enbridge Income Fund Holdings, Inc.                                      251,755   6,614,796
    Enerflex, Ltd.                                                           445,163   6,270,769
#*  Energy Fuels, Inc.                                                       199,428     438,320
    Enerplus Corp.                                                           517,999   4,617,705
#   Ensign Energy Services, Inc.                                             758,725   5,171,866
#*  Epsilon Energy, Ltd.                                                     260,061     677,508
*   Essential Energy Services Trust                                          844,741     499,866
#   Freehold Royalties, Ltd.                                                 477,614   4,742,189
*   GASFRAC Energy Services, Inc.                                             91,560           9
#   Gibson Energy, Inc.                                                      702,339  10,228,107
*   Gran Tierra Energy, Inc.                                               1,901,507   4,880,717
    Granite Oil Corp.                                                        195,608     771,157
#*  Ithaca Energy, Inc.                                                    1,799,379   2,419,914
#*  Kelt Exploration, Ltd.                                                   373,141   1,803,694
*   Lightstream Resources, Ltd.                                              687,816          --
#*  MEG Energy Corp.                                                         808,031   4,197,725
    Mullen Group, Ltd.                                                       551,525   7,947,046
#   Newalta Corp.                                                            494,282     885,054
    North American Energy Partners, Inc.                                     132,734     687,514
#   Northern Blizzard Resources, Inc.                                        174,800     517,180
*   NuVista Energy, Ltd.                                                     854,869   4,276,808
*   Painted Pony Petroleum, Ltd.                                             553,861   3,328,486
*   Paramount Resources, Ltd. Class A                                        303,969   3,905,753
*   Parex Resources, Inc.                                                    765,891   8,911,116
#   Parkland Fuel Corp.                                                      477,625   9,969,103
    Pason Systems, Inc.                                                      356,252   5,212,709
#*  Pengrowth Energy Corp.                                                 2,992,716   3,748,801
#*  Penn West Petroleum, Ltd.                                              2,769,490   4,724,894
*   Perpetual Energy, Inc.                                                    41,575      66,456

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Energy -- (Continued)
*   Petrus Resources, Ltd.                                                    19,582 $     43,640
#   PHX Energy Services Corp.                                                179,474      555,835
*   Pine Cliff Energy, Ltd.                                                  301,700      227,217
*   Precision Drilling Corp.                                               1,782,881   10,029,348
#*  Pulse Seismic, Inc.                                                      268,280      486,563
*   Questerre Energy Corp. Class A                                           764,460      411,237
*   Raging River Exploration, Inc.                                         1,094,651    7,958,040
#*  RMP Energy, Inc.                                                         982,111      588,700
#*  Savanna Energy Services Corp.                                            520,779      800,429
#   Secure Energy Services, Inc.                                             837,639    6,952,162
*   Seven Generations Energy, Ltd. Class A                                    10,885      217,574
    ShawCor, Ltd.                                                            319,981    8,938,566
*   Spartan Energy Corp.                                                   1,623,143    3,555,011
#*  Sprott Resource Corp.                                                    455,390      192,480
*   Strad Energy Services, Ltd.                                               39,947       55,258
#   Surge Energy, Inc.                                                     1,313,923    2,847,464
#   TORC Oil & Gas, Ltd.                                                     741,178    4,140,914
    Total Energy Services, Inc.                                              178,778    2,030,616
    TransGlobe Energy Corp.                                                  448,945      755,573
*   Trican Well Service, Ltd.                                                830,838    3,122,227
#*  Trilogy Energy Corp.                                                     387,642    2,025,718
    Trinidad Drilling, Ltd.                                                1,372,323    3,068,941
#   Veresen, Inc.                                                          1,597,192   16,238,886
#   Western Energy Services Corp.                                            463,897    1,069,503
#   Whitecap Resources, Inc.                                               1,466,035   11,671,948
*   Xtreme Drilling Corp.                                                    229,619      478,207
*   Yangarra Resources, Ltd.                                                 147,300      269,413
#   ZCL Composites, Inc.                                                     118,527    1,133,123
                                                                                     ------------
Total Energy                                                                          249,748,139
                                                                                     ------------
Financials -- (5.2%)
#   AGF Management, Ltd. Class B                                             449,269    2,088,820
#   Alaris Royalty Corp.                                                     176,560    2,980,998
#   Callidus Capital Corp.                                                    84,120    1,214,043
*   Canaccord Genuity Group, Inc.                                            677,678    2,286,268
#   Canadian Western Bank                                                    468,032   10,642,895
    Chesswood Group, Ltd.                                                     32,742      297,414
    Clairvest Group, Inc.                                                      1,900       45,074
#   Clarke, Inc.                                                              17,242      131,708
    E-L Financial Corp., Ltd.                                                  2,078    1,160,981
#   Echelon Financial Holdings, Inc.                                          14,650      128,909
#   Equitable Group, Inc.                                                     58,995    2,695,295
*   Equity Financial Holdings, Inc.                                              800        5,761
    Fiera Capital Corp.                                                      194,237    1,980,807
#   Firm Capital Mortgage Investment Corp.                                    64,246      689,240
#   First National Financial Corp.                                            54,637    1,214,296
#   Genworth MI Canada, Inc.                                                 270,380    6,780,019
    Gluskin Sheff + Associates, Inc.                                         162,696    2,284,308
#   GMP Capital, Inc.                                                        294,287      938,552
    Guardian Capital Group, Ltd. Class A                                      26,597      501,178
#   Home Capital Group, Inc.                                                 325,263    7,431,369
*   Kingsway Financial Services, Inc.                                         14,370       91,329
    Laurentian Bank of Canada                                                197,446    8,931,160

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------- -----------
Financials -- (Continued)
    Sprott, Inc.                                                           945,088 $ 1,670,472
#*  Street Capital Group, Inc.                                             120,227     173,700
    TMX Group, Ltd.                                                        194,867  10,315,035
                                                                                   -----------
Total Financials                                                                    66,679,631
                                                                                   -----------
Health Care -- (1.3%)
#   Concordia International Corp.(BDD7WR9)                                  47,100      87,594
    Concordia International Corp.(20653P102)                                65,542     123,219
*   CRH Medical Corp.                                                      207,180   1,284,874
#   Extendicare, Inc.                                                      561,871   4,464,743
*   Knight Therapeutics, Inc.                                              517,358   4,087,178
#   Medical Facilities Corp.                                               177,969   2,593,116
#*  Merus Labs International, Inc.                                         384,845     310,538
*   Novelion Therapeutics, Inc.                                             43,802     414,709
#   Sienna Senior Living, Inc.                                             231,915   3,042,297
#*  Theratechnologies, Inc.                                                157,601     388,779
                                                                                   -----------
Total Health Care                                                                   16,797,047
                                                                                   -----------
Industrials -- (10.3%)
    Aecon Group, Inc.                                                      408,101   5,096,362
#   Ag Growth International, Inc.                                           91,689   3,843,716
*   Air Canada                                                             312,200   3,207,773
    Algoma Central Corp.                                                    25,790     259,832
*   ATS Automation Tooling Systems, Inc.                                   522,530   5,272,483
#   Badger Daylighting, Ltd.                                               225,381   5,712,250
#*  Ballard Power Systems, Inc.                                            122,047     226,977
#   Bird Construction, Inc.                                                204,133   1,389,908
#   Black Diamond Group, Ltd.                                              252,541   1,046,068
    CanWel Building Materials Group, Ltd.                                  144,631     652,437
    Cargojet, Inc.                                                           3,049     111,299
#   Cervus Equipment Corp.                                                  35,397     412,387
*   DIRTT Environmental Solutions                                           70,700     377,067
#   Exchange Income Corp.                                                  113,984   3,505,583
    Exco Technologies, Ltd.                                                128,615   1,016,071
#   Finning International, Inc.                                            238,878   4,835,386
*   GDI Integrated Facility Services, Inc.                                     400       5,373
*   Heroux-Devtek, Inc.                                                    152,654   1,697,524
    HNZ Group, Inc.                                                         23,088     229,948
#   Horizon North Logistics, Inc.                                          625,925     971,657
#   K-Bro Linen, Inc.                                                       30,453     965,135
    Logistec Corp. Class B                                                     300       7,816
    MacDonald Dettwiler & Associates, Ltd.                                 172,507   9,554,336
    Magellan Aerospace Corp.                                                75,876   1,036,170
#   Morneau Shepell, Inc.                                                  271,111   3,873,163
    New Flyer Industries, Inc.                                             254,471   8,154,806
    Richelieu Hardware, Ltd.                                               245,655   5,144,360
    Rocky Mountain Dealerships, Inc.                                        82,555     701,678
    Russel Metals, Inc.                                                    362,155   7,514,455
#   Stantec, Inc.(2854238)                                                 429,129  11,502,801
    Stantec, Inc.(85472N109)                                                 3,715      99,562
#   Stuart Olson, Inc.                                                      98,459     397,241
#   Student Transportation, Inc.                                           508,854   2,788,188

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Industrials -- (Continued)
    TFI International, Inc.                                                  491,359 $ 13,299,261
    Toromont Industries, Ltd.                                                398,385   12,904,459
    Transcontinental, Inc. Class A                                           360,976    6,011,412
    Wajax Corp.                                                              106,738    2,015,410
#   WestJet Airlines, Ltd.                                                     6,379      107,653
*   Westport Fuel Systems, Inc.                                                3,750        4,784
    Westshore Terminals Investment Corp.                                     318,149    6,237,065
                                                                                     ------------
Total Industrials                                                                     132,189,856
                                                                                     ------------
Information Technology -- (3.4%)
#*  5N Plus, Inc.                                                            359,429      488,906
#   Absolute Software Corp.                                                  234,888    1,263,567
#*  Avigilon Corp.                                                           220,494    2,443,438
    Calian Group, Ltd.                                                        25,255      524,993
*   Celestica, Inc.(15101Q108)                                                36,408      505,343
*   Celestica, Inc.(2263362)                                                 524,635    7,285,421
#   Computer Modelling Group, Ltd.                                           407,452    2,933,968
*   Descartes Systems Group, Inc. (The)                                      304,849    6,655,723
#   DH Corp.                                                                 270,455    4,782,455
    Enghouse Systems, Ltd.                                                    99,557    3,892,765
    Evertz Technologies, Ltd.                                                143,053    1,890,883
#*  EXFO, Inc.                                                                10,486       61,647
#   Mediagrif Interactive Technologies, Inc.                                  13,070      181,298
*   Mitel Networks Corp.                                                     440,424    3,056,313
*   Points International, Ltd.(2556879)                                       36,359      275,225
*   Points International, Ltd.(730843208)                                      3,323       25,089
    Pure Technologies, Ltd.                                                   73,445      254,553
*   Redknee Solutions, Inc.                                                    5,111        6,991
#   Sandvine Corp.                                                         1,036,169    2,245,531
#*  Sierra Wireless, Inc.(2418968)                                           163,947    2,866,316
*   Sierra Wireless, Inc.(826516106)                                          10,722      188,171
#*  Solium Capital, Inc.                                                      96,906      604,708
    Vecima Networks, Inc.                                                      6,059       46,796
    Wi-LAN, Inc.                                                             780,333    1,277,317
                                                                                     ------------
Total Information Technology                                                           43,757,417
                                                                                     ------------
Materials -- (24.4%)
    Acadian Timber Corp.                                                      42,638      568,179
#   AirBoss of America Corp.                                                  80,062      817,694
#*  Alacer Gold Corp.                                                      1,485,088    2,739,067
    Alamos Gold, Inc. Class A                                              1,545,462   11,591,709
#*  Almaden Minerals, Ltd. Class B                                            50,744       52,645
#   Altius Minerals Corp.                                                    134,900    1,234,704
#*  Americas Silver Corp.                                                     90,408      307,093
*   Argonaut Gold, Inc.                                                      923,902    1,725,327
*   Asanko Gold, Inc.                                                        800,944    2,936,025
*   AuRico Metals, Inc.                                                      679,583      600,592
*   B2Gold Corp.                                                           5,284,073   16,040,029
#*  Banro Corp.                                                              184,289       29,741
    Caledonia Mining Corp. P.L.C.                                              2,700        3,880
    Canam Group, Inc.                                                        237,796    1,683,075
    Canexus Corp.                                                            797,964      999,563

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
Materials -- (Continued)
*   Canfor Corp.                                                             322,770 $ 3,499,931
    Canfor Pulp Products, Inc.                                               206,915   1,664,861
#*  Capstone Mining Corp.                                                  2,219,255   2,472,945
    Cascades, Inc.                                                           477,193   4,345,619
    Centerra Gold, Inc.                                                    1,111,077   5,490,280
#*  China Gold International Resources Corp., Ltd.                         1,286,957   2,591,222
#*  Continental Gold, Inc.                                                   464,000   1,543,992
#*  Copper Mountain Mining Corp.                                             684,831     615,756
*   Detour Gold Corp.                                                         79,500   1,078,329
    Dominion Diamond Corp.(B95LX89)                                          487,201   4,878,562
    Dominion Diamond Corp.(257287102)                                         20,700     207,207
#*  Dundee Precious Metals, Inc.                                             665,722   1,504,110
#*  Eastern Platinum, Ltd.                                                   208,136      66,380
#*  Eastmain Resources, Inc.                                                  49,500      18,640
*   EcoSynthetix, Inc.                                                         1,500       2,467
*   Eldorado Gold Corp.                                                    1,329,908   4,701,308
*   Endeavour Mining Corp.                                                   321,438   6,140,972
*   Endeavour Silver Corp.                                                   197,026     834,285
#*  Exeter Resource Corp.                                                      4,111       4,075
#*  First Majestic Silver Corp.                                              571,687   5,478,532
#*  Fortress Paper, Ltd. Class A                                              16,706     107,201
*   Fortuna Silver Mines, Inc.                                               876,406   5,455,438
#*  Golden Star Resources, Ltd.                                            1,377,613   1,175,140
#*  Great Panther Silver, Ltd.                                               700,801   1,276,387
*   Guyana Goldfields, Inc.                                                  287,744   1,428,493
*   Hanfeng Evergreen, Inc.                                                   45,837          --
    HudBay Minerals, Inc.                                                  1,453,305  11,380,732
*   IAMGOLD Corp.                                                          2,443,241  11,303,217
#*  Imperial Metals Corp.                                                    251,360   1,313,543
*   Interfor Corp.                                                           394,708   4,188,986
*   International Tower Hill Mines, Ltd.                                      13,001       8,592
    Intertape Polymer Group, Inc.                                            328,477   5,990,209
*   Ivanhoe Mines, Ltd. Class A                                            2,184,189   6,663,770
*   Kirkland Lake Gold, Ltd.                                                 531,244   3,809,035
*   Klondex Mines, Ltd.                                                      539,122   2,668,162
    Labrador Iron Ore Royalty Corp.                                          290,156   4,187,612
    Lucara Diamond Corp.                                                   1,407,865   3,180,882
*   Lundin Mining Corp.                                                    2,567,823  15,707,874
*   Lydian International, Ltd.                                                91,514      25,670
*   Major Drilling Group International, Inc.                                 559,212   3,382,131
#   Mandalay Resources Corp.                                               1,371,135     927,261
#   Methanex Corp.(59151K108)                                                 92,958   4,652,548
    Methanex Corp.(2654416)                                                  188,866   9,442,937
#*  Midas Gold Corp.                                                         293,884     194,229
*   Minco Base Metals Corp.                                                    2,780          --
*   Nautilus Minerals, Inc.                                                  227,078      27,049
    Nevsun Resources, Ltd.                                                 1,563,246   4,925,501
*   New Gold, Inc.                                                         2,777,383   7,406,355
    Norbord, Inc.                                                            195,580   4,854,745
#*  Northern Dynasty Minerals, Ltd.                                          148,624     430,596
#*  Novagold Resources, Inc.                                                  10,309      54,664
    OceanaGold Corp.                                                       3,061,665  10,634,948
*   Orbite Technologies, Inc.                                                 73,500      14,121

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
Materials -- (Continued)
    Osisko Gold Royalties, Ltd.                                              630,175 $  6,915,575
    Pan American Silver Corp.                                                990,673   19,307,179
#*  Pilot Gold, Inc.                                                         153,861       68,580
*   Platinum Group Metals, Ltd.                                              105,831      180,553
#*  PolyMet Mining Corp.                                                     613,665      532,904
#*  Pretium Resources, Inc.(B57Q8S9)                                         114,400    1,232,575
*   Pretium Resources, Inc.(74139C102)                                       325,217    3,512,344
#*  Primero Mining Corp.                                                   1,071,138      806,697
#*  RB Energy, Inc.                                                          396,013          277
*   Richmont Mines, Inc.                                                     256,813    2,105,817
*   Royal Nickel Corp.                                                       385,500       78,507
#*  Sabina Gold & Silver Corp.                                             1,010,421    1,040,510
*   Sandstorm Gold, Ltd.                                                     767,972    3,387,634
#*  Seabridge Gold, Inc.                                                     111,235    1,092,475
*   SEMAFO, Inc.                                                           1,661,946    6,194,381
#*  Sherritt International Corp.                                           2,013,361    2,228,042
*   Silver Standard Resources, Inc.                                          760,590    8,036,974
#   Stella-Jones, Inc.                                                       204,600    6,289,337
#*  Stornoway Diamond Corp.                                                1,252,797      818,350
    Tahoe Resources, Inc.                                                    227,000    2,070,694
#*  Tanzanian Royalty Exploration Corp.                                      298,950      149,331
*   Taseko Mines, Ltd.                                                     1,117,553    1,648,954
*   Tembec, Inc.                                                             403,476      930,204
#*  Teranga Gold Corp.                                                     2,251,863    1,522,874
#*  Timmins Gold Corp.                                                     1,530,103      623,212
*   Torex Gold Resources, Inc.                                               263,060    5,579,601
*   Trevali Mining Corp.                                                   1,312,859    1,281,330
*   Wesdome Gold Mines, Ltd.                                                 402,664      804,554
    West Fraser Timber Co., Ltd.                                             288,203    9,842,645
    Western Forest Products, Inc.                                          2,211,609    3,161,262
    Winpak, Ltd.                                                             153,235    5,524,114
    Yamana Gold, Inc.                                                        262,157      866,302
                                                                                     ------------
Total Materials                                                                       313,120,612
                                                                                     ------------
Real Estate -- (1.6%)
#   Altus Group, Ltd.                                                        211,914    4,861,197
#   Brookfield Real Estate Services, Inc.                                     14,569      179,698
    Colliers International Group, Inc.                                       162,348    5,944,962
*   DREAM Unlimited Corp. Class A                                             13,200       68,473
    FirstService Corp.(BYL7ZF7)                                              163,033    8,137,555
    FirstService Corp.(33767E103)                                              1,234       61,564
    Genesis Land Development Corp.                                            76,842      165,937
    Information Services Corp.                                                 3,674       56,271
#*  Mainstreet Equity Corp.                                                   26,949      690,682
    Melcor Developments, Ltd.                                                 43,540      483,834
    Morguard Corp.                                                             4,568      607,663
                                                                                     ------------
Total Real Estate                                                                      21,257,836
                                                                                     ------------
Telecommunication Services -- (0.4%)
    Manitoba Telecom Services, Inc.                                          161,284    4,655,391
                                                                                     ------------
Utilities -- (5.5%)
#   Algonquin Power & Utilities Corp.                                      1,268,653   11,026,679

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                              SHARES      VALUE++
                                                                            ---------- --------------
Utilities -- (Continued)
     Alterra Power Corp.                                                       110,442 $      420,974
     Boralex, Inc. Class A                                                     285,291      4,349,797
     Capital Power Corp.                                                       535,609     10,158,563
     Innergex Renewable Energy, Inc.                                           520,627      5,517,346
#    Just Energy Group, Inc.                                                   727,176      4,319,747
*    Maxim Power Corp.                                                          92,234        197,049
#    Northland Power, Inc.                                                     536,896      9,877,649
#    Superior Plus Corp.                                                       737,043      7,284,052
     TransAlta Corp.                                                         1,451,525      8,589,235
#    TransAlta Renewables, Inc.                                                456,746      5,194,882
#    Valener, Inc.                                                             273,976      4,307,819
                                                                                       --------------
Total Utilities                                                                            71,243,792
                                                                                       --------------
TOTAL COMMON STOCKS                                                                     1,064,188,932
                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
*    QLT, Inc. Warrants 11/23/17                                               219,010             --
*    QLT, Inc. Warrants 11/23/17 Class A                                       219,010             --
                                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                                              --
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             1,064,188,932
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
Securities Lending Collateral -- (17.2%)
(S)@ DFA Short Term Investment Fund                                         19,141,967    221,510,837
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,427,177,866)^^                                                              $1,285,699,769
                                                                                       ==============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $   98,581,903 $      6,961   --    $   98,588,864
   Consumer Staples                 46,150,347           --   --        46,150,347
   Energy                          249,748,130            9   --       249,748,139
   Financials                       66,679,631           --   --        66,679,631
   Health Care                      16,797,047           --   --        16,797,047
   Industrials                     132,189,856           --   --       132,189,856
   Information Technology           43,757,417           --   --        43,757,417
   Materials                       313,120,335          277   --       313,120,612
   Real Estate                      21,257,836           --   --        21,257,836
   Telecommunication Services        4,655,391           --   --         4,655,391
   Utilities                        71,243,792           --   --        71,243,792
Securities Lending Collateral               --  221,510,837   --       221,510,837
                                -------------- ------------   --    --------------
TOTAL                           $1,064,181,685 $221,518,084   --    $1,285,699,769
                                ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                            SHARES     VALUE++
                                                                           --------- ------------
COMMON STOCKS -- (94.2%)
BRAZIL -- (5.3%)
    Ambev SA                                                                 855,320 $  4,669,776
    Ambev SA ADR                                                           5,984,451   32,256,191
    Banco Bradesco SA                                                        932,732    9,513,781
    Banco do Brasil SA                                                     1,076,318   10,624,935
    Banco Santander Brasil SA                                                479,757    4,766,624
    BB Seguridade Participacoes SA                                         1,072,125    9,493,051
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros                1,804,083   10,585,349
    Braskem SA Sponsored ADR                                                 165,709    3,428,516
    BRF SA                                                                   577,166    8,145,934
    BRF SA ADR                                                               539,479    7,622,838
    BTG Pactual Group                                                         33,841      178,022
    CCR SA                                                                 1,910,468    9,408,142
*   Centrais Eletricas Brasileiras SA                                        368,500    2,435,434
*   Centrais Eletricas Brasileiras SA ADR                                     85,023      659,778
*   Centrais Eletricas Brasileiras SA Sponsored ADR                          100,200      658,314
    CETIP SA - Mercados Organizados                                          492,000    7,347,122
    Cia de Saneamento Basico do Estado de Sao Paulo                          424,900    4,227,058
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                      178,668    1,779,533
*   Cia Siderurgica Nacional SA Sponsored ADR                                241,268      878,216
    Cielo SA                                                               1,506,864   12,663,433
*   Cosan Logistica SA                                                       164,136      306,935
    Cosan SA Industria e Comercio                                            209,443    2,676,464
    CPFL Energia SA                                                          220,971    1,775,548
    CPFL Energia SA ADR                                                       67,189    1,079,048
    Embraer SA ADR                                                           287,837    6,579,954
    Engie Brasil Energia SA                                                  250,101    2,841,366
    Fibria Celulose SA Sponsored ADR                                         488,398    4,503,030
    Gerdau SA                                                                195,832      536,541
    Gerdau SA Sponsored ADR                                                  577,984    2,213,679
    Hypermarcas SA                                                           561,762    4,983,236
    Itau Unibanco Holding SA                                                 427,826    4,365,288
    JBS SA                                                                 2,413,848    9,118,642
    Klabin SA                                                                996,400    5,136,142
    Kroton Educacional SA                                                  2,220,459    9,520,329
    Lojas Americanas SA                                                      297,764    1,242,911
    Lojas Renner SA                                                        1,404,820   10,646,944
    M Dias Branco SA                                                          40,100    1,576,994
*   Petroleo Brasileiro SA                                                 2,305,200   11,847,093
*   Petroleo Brasileiro SA Sponsored ADR                                     986,404   10,120,505
    Raia Drogasil SA                                                         381,000    7,918,103
    Tim Participacoes SA                                                   1,162,813    3,302,220
    Tim Participacoes SA ADR                                                  63,679      899,784
    Ultrapar Participacoes SA                                                394,184    8,271,938
    Ultrapar Participacoes SA Sponsored ADR                                  254,308    5,325,209
    Vale SA                                                                  398,300    4,068,489
    Vale SA Sponsored ADR                                                  1,209,916   12,316,945
    WEG SA                                                                   808,815    4,083,507
                                                                                     ------------
TOTAL BRAZIL                                                                          278,598,891
                                                                                     ------------
CHILE -- (1.3%)
    AES Gener SA                                                           2,528,093      881,325

THE EMERGING MARKETS SERIES
CONTINUED



                                                                             SHARES      VALUE++
                                                                           ----------- -----------
CHILE -- (Continued)
    Aguas Andinas SA Class A                                                 4,491,454 $ 2,439,425
    Banco de Chile                                                           1,408,402     167,884
    Banco de Chile ADR                                                          53,799   3,836,403
    Banco de Credito e Inversiones                                              74,477   3,830,321
    Banco Santander Chile ADR                                                  258,123   5,572,876
    Cencosud SA                                                              2,057,923   5,998,297
    Cencosud SA ADR                                                              1,648      14,189
    Cia Cervecerias Unidas SA                                                  109,017   1,234,809
    Cia Cervecerias Unidas SA Sponsored ADR                                     66,158   1,494,509
    Colbun SA                                                               11,492,940   2,189,603
    Embotelladora Andina SA Class A ADR                                         21,736     432,981
    Embotelladora Andina SA Class B ADR                                         21,587     464,121
    Empresas CMPC SA                                                         2,386,070   5,136,074
    Empresas COPEC SA                                                          441,781   4,519,997
    Enel Americas SA Sponsored ADR                                             853,477   7,706,898
    Enel Chile SA                                                              610,581   2,943,000
    Enel Generacion Chile SA Sponsored ADR                                     148,697   2,881,748
    Inversiones Aguas Metropolitanas SA                                        122,035     175,768
    Itau CorpBanca(45033E105)                                                   30,902     378,550
    Itau CorpBanca(BYT25P4)                                                305,068,641   2,500,140
*   Latam Airlines Group SA                                                      8,686      80,242
    Latam Airlines Group SA Sponsored ADR                                      634,556   5,818,879
    SACI Falabella                                                             724,788   5,875,235
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                        153,936   4,975,212
                                                                                       -----------
TOTAL CHILE                                                                             71,548,486
                                                                                       -----------
CHINA -- (16.6%)
*   58.com, Inc. ADR                                                            46,274   1,350,275
#   AAC Technologies Holdings, Inc.                                            634,000   6,510,985
    Agricultural Bank of China, Ltd. Class H                                18,363,000   7,670,619
    Air China, Ltd. Class H                                                  2,890,000   2,067,878
*   Alibaba Group Holding, Ltd. Sponsored ADR                                  556,642  56,393,401
*   Alibaba Health Information Technology, Ltd.                                914,000     423,659
#*  Alibaba Pictures Group, Ltd.                                             8,470,000   1,422,987
*   Aluminum Corp. of China, Ltd. ADR                                          107,180   1,381,550
#*  Aluminum Corp. of China, Ltd. Class H                                      650,000     335,731
*   Angang Steel Co., Ltd. Class H                                           1,338,000   1,024,357
#   Anhui Conch Cement Co., Ltd. Class H                                       985,500   3,171,304
#   Anta Sports Products, Ltd.                                                 995,000   3,166,939
    AviChina Industry & Technology Co., Ltd. Class H                         2,765,000   2,029,693
    BAIC Motor Corp., Ltd. Class H                                             740,500     709,695
*   Baidu, Inc. Sponsored ADR                                                  120,156  21,035,711
    Bank of China, Ltd. Class H                                             63,274,181  28,657,914
    Bank of Communications Co., Ltd. Class H                                 6,226,515   4,579,867
    BBMG Corp. Class H                                                       2,535,500     973,023
    Beijing Capital International Airport Co., Ltd. Class H                  1,450,000   1,402,762
    Beijing Enterprises Holdings, Ltd.                                         468,472   2,335,263
#*  Beijing Enterprises Water Group, Ltd.                                    3,160,000   2,191,715
    Belle International Holdings, Ltd.                                       8,013,000   4,884,282
#   Brilliance China Automotive Holdings, Ltd.                               2,194,000   3,090,775
#   Byd Co., Ltd. Class H                                                      512,886   2,837,219
    CGN Power Co., Ltd. Class H                                              6,045,000   1,704,580
    China Cinda Asset Management Co., Ltd. Class H                          11,189,000   3,876,266

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                                    7,411,928 $ 4,874,882
#*  China Coal Energy Co., Ltd. Class H                                     3,038,777   1,584,659
    China Communications Construction Co., Ltd. Class H                     3,529,000   4,247,463
    China Communications Services Corp., Ltd. Class H                       2,194,000   1,491,418
    China Construction Bank Corp. Class H                                  69,895,590  51,819,776
    China Eastern Airlines Corp., Ltd.                                          2,200      55,396
#   China Eastern Airlines Corp., Ltd. Class H                              1,734,000     874,461
    China Everbright Bank Co., Ltd. Class H                                 4,987,000   2,400,450
#   China Everbright International, Ltd.                                    2,508,000   3,041,715
    China Everbright, Ltd.                                                    758,000   1,447,196
#   China Evergrande Group                                                 10,542,000   7,343,237
    China Galaxy Securities Co., Ltd. Class H                               3,747,000   3,478,441
#   China Gas Holdings, Ltd.                                                1,520,000   2,200,431
#   China Hongqiao Group, Ltd.                                              2,662,000   2,734,893
*   China Huarong Asset Management Co., Ltd. Class H                        1,254,000     475,359
#   China Huishan Dairy Holdings Co., Ltd.                                  2,888,000   1,078,356
#   China International Marine Containers Group Co., Ltd. Class H             487,400     728,930
    China Life Insurance Co., Ltd. ADR                                        849,036  11,674,245
    China Life Insurance Co., Ltd. Class H                                    111,000     305,759
    China Longyuan Power Group Corp., Ltd. Class H                          3,255,000   2,658,745
#   China Medical System Holdings, Ltd.                                       530,000     863,653
    China Mengniu Dairy Co., Ltd.                                           1,984,000   3,703,424
    China Merchants Bank Co., Ltd. Class H                                  3,120,554   7,815,002
    China Merchants Port Holdings Co., Ltd.                                 1,560,099   4,170,672
    China Minsheng Banking Corp., Ltd. Class H                              4,658,500   5,126,777
    China Mobile, Ltd.                                                        172,500   1,941,077
    China Mobile, Ltd. Sponsored ADR                                          918,178  52,336,146
    China Molybdenum Co., Ltd. Class H                                      1,638,966     476,370
    China Oilfield Services, Ltd. Class H                                   1,632,000   1,740,899
    China Overseas Land & Investment, Ltd.                                  3,406,000  10,001,554
#   China Overseas Property Holdings, Ltd.                                  1,459,999     256,197
    China Pacific Insurance Group Co., Ltd. Class H                         1,547,400   5,496,376
    China Petroleum & Chemical Corp. ADR                                      132,615  10,614,481
    China Petroleum & Chemical Corp. Class H                               11,600,800   9,163,777
#   China Railway Construction Corp., Ltd. Class H                          2,743,500   3,806,615
    China Railway Group, Ltd. Class H                                       3,186,000   2,788,744
*   China Resources Beer Holdings Co., Ltd.                                 1,483,611   3,013,382
#   China Resources Gas Group, Ltd.                                           894,000   2,825,372
    China Resources Land, Ltd.                                              3,234,666   8,001,117
    China Resources Power Holdings Co., Ltd.                                1,954,517   3,356,856
    China Shenhua Energy Co., Ltd. Class H                                  1,817,000   3,839,881
    China Southern Airlines Co., Ltd. Class H                               2,638,000   1,510,884
    China Southern Airlines Co., Ltd. Sponsored ADR                            14,306     414,302
    China State Construction International Holdings, Ltd.                   1,668,000   2,710,422
*   China Taiping Insurance Holdings Co., Ltd.                              1,654,506   3,624,548
    China Telecom Corp., Ltd. ADR                                              56,720   2,725,396
    China Telecom Corp., Ltd. Class H                                       4,088,000   1,930,101
    China Unicom Hong Kong, Ltd.                                            8,168,000   9,640,864
    China Unicom Hong Kong, Ltd. ADR                                          589,865   7,060,684
    China Vanke Co., Ltd. Class H                                           1,896,700   4,811,473
    Chongqing Rural Commercial Bank Co., Ltd. Class H                       4,350,000   2,648,850
    CITIC Securities Co., Ltd. Class H                                      2,666,500   5,426,149
    CITIC, Ltd.                                                             5,705,000   8,457,650

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
    CNOOC, Ltd.                                                             5,051,000 $ 6,307,456
    CNOOC, Ltd. Sponsored ADR                                                 127,716  16,070,504
#*  COSCO SHIPPING Development Co., Ltd. Class H                            2,657,000     563,664
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H                  1,056,000     583,663
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                               1,197,000     447,012
    COSCO SHIPPING Ports, Ltd.                                              1,819,160   1,807,753
#   Country Garden Holdings Co., Ltd.                                       9,884,686   5,668,009
    CRRC Corp., Ltd. Class H                                                3,040,000   2,958,297
    CSPC Pharmaceutical Group, Ltd.                                         3,616,000   4,069,657
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H              190,000     361,940
*   Ctrip.com International, Ltd. ADR                                         225,680   9,751,633
#   Dalian Port PDA Co., Ltd. Class H                                       1,495,000     258,710
#   Datang International Power Generation Co., Ltd. Class H                 3,068,000     795,521
    Dongfeng Motor Group Co., Ltd. Class H                                  3,274,000   3,470,889
    ENN Energy Holdings, Ltd.                                                 786,000   3,874,943
    Fosun International, Ltd.                                               2,542,222   3,858,416
    Fullshare Holdings, Ltd.                                                2,165,000     912,151
    Fuyao Glass Industry Group Co., Ltd. Class H                              341,200   1,008,489
#   Geely Automobile Holdings, Ltd.                                         4,750,000   5,614,133
    GF Securities Co., Ltd. Class H                                           755,600   1,615,409
    Great Wall Motor Co., Ltd. Class H                                      3,142,000   3,148,227
    Guangdong Investment, Ltd.                                              2,736,000   3,395,112
    Guangshen Railway Co., Ltd. Class H                                       172,000     110,908
    Guangshen Railway Co., Ltd. Sponsored ADR                                  27,717     891,102
    Guangzhou Automobile Group Co., Ltd. Class H                              974,259   1,328,706
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H             98,000     239,645
#   Guangzhou R&F Properties Co., Ltd. Class H                              2,458,800   3,153,638
    Haier Electronics Group Co., Ltd.                                       1,403,000   2,467,883
    Haitong Securities Co., Ltd. Class H                                    2,196,800   3,941,362
*   Hanergy Thin Film Power Group, Ltd.                                     5,416,000      26,576
    Hengan International Group Co., Ltd.                                      677,000   5,542,764
    Huadian Power International Corp., Ltd. Class H                         1,738,000     738,703
#   Huaneng Power International, Inc. Class H                               1,598,000   1,036,622
    Huaneng Power International, Inc. Sponsored ADR                            34,452     901,609
    Huatai Securities Co., Ltd. Class H                                       933,000   1,799,351
#   Huishang Bank Corp., Ltd. Class H                                       1,038,000     523,827
    Industrial & Commercial Bank of China, Ltd. Class H                    71,229,185  43,548,427
*   JD.com, Inc. ADR                                                          236,604   6,719,554
    Jiangsu Expressway Co., Ltd. Class H                                    1,356,000   1,698,264
    Jiangxi Copper Co., Ltd. Class H                                        1,501,000   2,592,130
    Kunlun Energy Co., Ltd.                                                 6,128,000   4,866,856
    Lee & Man Paper Manufacturing, Ltd.                                       543,000     488,089
    Lenovo Group, Ltd.                                                      9,299,278   6,091,191
    Longfor Properties Co., Ltd.                                            2,266,500   3,263,034
    Metallurgical Corp. of China, Ltd. Class H                              2,232,000     809,282
    Minth Group, Ltd.                                                         464,000   1,500,578
    NetEase, Inc. ADR                                                          71,278  18,097,484
    New China Life Insurance Co., Ltd. Class H                                540,400   2,607,402
*   New Oriental Education & Technology Group, Inc. Sponsored ADR              75,786   3,603,624
    Nine Dragons Paper Holdings, Ltd.                                       1,012,000   1,164,746
    People's Insurance Co. Group of China, Ltd. (The) Class H               9,393,000   3,658,790
    PetroChina Co., Ltd. ADR                                                  125,562   9,980,923
    PetroChina Co., Ltd. Class H                                            2,090,000   1,660,360

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd. Class H                             5,836,132 $  8,822,177
    Ping An Insurance Group Co. of China, Ltd. Class H                     4,622,500   23,712,387
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                                  64,400       20,366
#*  Semiconductor Manufacturing International Corp.                        2,996,600    4,109,101
*   Semiconductor Manufacturing International Corp. ADR                       15,278      105,113
#*  Shanghai Electric Group Co., Ltd. Class H                              1,866,000      849,224
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                    292,500      970,390
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                       618,200    1,574,408
#   Shengjing Bank Co., Ltd. Class H                                         244,500      244,186
    Shenzhou International Group Holdings, Ltd.                              467,000    2,880,641
    Shimao Property Holdings, Ltd.                                         3,034,871    4,065,726
    Sino Biopharmaceutical, Ltd.                                           4,129,000    3,240,759
    Sino-Ocean Group Holdings, Ltd.                                        2,021,243      870,493
    Sinopec Engineering Group Co., Ltd. Class H                            1,341,000    1,089,040
#*  Sinopec Oilfield Service Corp. Class H                                 1,818,000      360,888
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                       2,329,000    1,442,146
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                     7,418      461,665
    Sinopharm Group Co., Ltd. Class H                                      1,224,000    5,593,573
#   Sun Art Retail Group, Ltd.                                             3,039,500    3,059,686
    Sunny Optical Technology Group Co., Ltd.                                 469,000    2,748,109
*   TAL Education Group ADR                                                   14,938    1,209,829
    Tencent Holdings, Ltd.                                                 4,351,400  113,768,919
#   Tingyi Cayman Islands Holding Corp.                                    2,860,000    3,251,033
#   Travelsky Technology, Ltd. Class H                                       598,000    1,343,233
#   Tsingtao Brewery Co., Ltd. Class H                                       256,000    1,022,209
*   Vipshop Holdings, Ltd. ADR                                               278,274    3,150,062
#   Want Want China Holdings, Ltd.                                         5,568,000    3,972,516
#   Weichai Power Co., Ltd. Class H                                        1,708,400    3,027,298
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                 346,600      578,551
#   Yanzhou Coal Mining Co., Ltd. Class H                                    718,000      562,448
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                              106,215      816,793
    Zhejiang Expressway Co., Ltd. Class H                                  1,570,000    1,576,967
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                            447,000    2,546,796
    Zijin Mining Group Co., Ltd. Class H                                   3,699,000    1,265,659
    Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H       1,589,400      804,023
#   ZTE Corp. Class H                                                        601,485      935,179
                                                                                     ------------
TOTAL CHINA                                                                           879,690,568
                                                                                     ------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA                                                        35,006      716,457
    Bancolombia SA                                                           331,749    2,890,149
    Bancolombia SA Sponsored ADR                                             140,271    5,310,660
    Cementos Argos SA                                                        440,578    1,756,437
    Corp. Financiera Colombiana SA                                            59,499      701,035
*   Ecopetrol SA                                                           2,862,362    1,345,670
*   Ecopetrol SA Sponsored ADR                                               220,479    2,072,503
    Empresa de Energia de Bogota SA ESP                                    1,425,504      877,308
    Grupo Argos SA                                                            52,034      344,432
    Grupo Aval Acciones y Valores SA                                         112,983      940,019
    Grupo de Inversiones Suramericana SA                                     253,198    3,376,262
    Grupo Nutresa SA                                                         210,697    1,733,266

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
COLOMBIA -- (Continued)
    Interconexion Electrica SA ESP                                           609,290 $ 2,199,881
                                                                                     -----------
TOTAL COLOMBIA                                                                        24,264,079
                                                                                     -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                                 323,343   5,538,264
    Komercni banka A.S.                                                       66,980   2,368,586
    O2 Czech Republic A.S.                                                    46,620     481,814
    Pegas Nonwovens SA                                                         5,839     191,485
    Philip Morris CR A.S.                                                        712     376,187
    Unipetrol A.S.                                                            49,918     383,456
                                                                                     -----------
TOTAL CZECH REPUBLIC                                                                   9,339,792
                                                                                     -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)                142,858     567,861
    Commercial International Bank Egypt S.A.E. GDR(566828901)              1,400,823   5,578,126
*   Egyptian Financial Group-Hermes Holding Co. GDR                              774       1,917
*   Global Telecom Holding S.A.E. GDR(37953P202)                              12,341      22,337
*   Global Telecom Holding S.A.E. GDR(BF8HVZ900)                             640,757   1,165,083
                                                                                     -----------
TOTAL EGYPT                                                                            7,335,324
                                                                                     -----------
GREECE -- (0.2%)
*   Alpha Bank AE                                                            105,217     186,714
    Athens Water Supply & Sewage Co. SA (The)                                 23,541     135,981
*   Eurobank Ergasias SA                                                         331         201
*   FF Group                                                                  34,149     653,185
*   Hellenic Petroleum SA                                                    112,224     524,021
    Hellenic Telecommunications Organization SA                              340,319   3,086,581
    JUMBO SA                                                                 168,373   2,364,254
    Motor Oil Hellas Corinth Refineries SA                                    96,253   1,380,488
*   National Bank of Greece SA                                               128,189      30,675
    OPAP SA                                                                  278,698   2,467,904
*   Piraeus Bank SA                                                           20,676       3,949
    Titan Cement Co. SA                                                       61,385   1,378,366
                                                                                     -----------
TOTAL GREECE                                                                          12,212,319
                                                                                     -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                           102,134   7,197,469
    OTP Bank P.L.C.                                                          312,182   9,599,740
    Richter Gedeon Nyrt                                                      211,877   4,563,262
                                                                                     -----------
TOTAL HUNGARY                                                                         21,360,471
                                                                                     -----------
INDIA -- (11.3%)
    ABB India, Ltd.                                                           33,317     537,533
    ACC, Ltd.                                                                 64,891   1,353,618
    Adani Ports & Special Economic Zone, Ltd.                                807,107   3,504,194
*   Aditya Birla Fashion and Retail, Ltd.                                    605,239   1,339,471
    Aditya Birla Nuvo, Ltd.                                                   89,635   1,794,745
    Amara Raja Batteries, Ltd.                                                19,010     251,583
    Ambuja Cements, Ltd.                                                     996,614   3,351,284
    Apollo Hospitals Enterprise, Ltd.                                        127,802   2,320,158
    Ashok Leyland, Ltd.                                                    1,810,886   2,431,983
    Asian Paints, Ltd.                                                       474,671   6,787,774

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
INDIA -- (Continued)
    Aurobindo Pharma, Ltd.                                                   625,132 $ 6,283,917
    Axis Bank, Ltd.                                                        2,033,467  13,988,394
    Bajaj Auto, Ltd.                                                         155,378   6,513,815
    Bajaj Finance, Ltd.                                                      382,190   5,832,177
    Bajaj Finserv, Ltd.                                                       70,539   3,366,345
    Bajaj Holdings & Investment, Ltd.                                         54,452   1,605,896
*   Bank of Baroda                                                           910,704   2,226,618
    Berger Paints India, Ltd.                                                331,080   1,029,054
    Bharat Electronics, Ltd.                                                  48,814   1,108,491
    Bharat Forge, Ltd.                                                       242,918   3,341,292
    Bharat Heavy Electricals, Ltd.                                         1,315,511   2,650,426
    Bharat Petroleum Corp., Ltd.                                             486,244   4,894,332
    Bharti Airtel, Ltd.                                                    1,665,743   8,565,010
    Bharti Infratel, Ltd.                                                    213,865     924,845
    Blue Dart Express, Ltd.                                                    5,251     336,798
    Bosch, Ltd.                                                                8,153   2,662,694
    Britannia Industries, Ltd.                                                26,712   1,234,273
    Cadila Healthcare, Ltd.                                                  362,605   1,882,555
    Cairn India, Ltd.                                                        655,103   2,686,482
    Castrol India, Ltd.                                                       38,740     232,077
    Cipla, Ltd.                                                              561,301   4,753,435
    Coal India, Ltd.                                                         547,750   2,499,327
    Colgate-Palmolive India, Ltd.                                            142,544   1,871,925
    Container Corp. Of India, Ltd.                                            55,130     971,530
    CRISIL, Ltd.                                                               7,945     241,454
    Cummins India, Ltd.                                                       94,559   1,169,096
    Dabur India, Ltd.                                                        743,476   3,024,674
    Divi's Laboratories, Ltd.                                                186,164   1,923,636
    DLF, Ltd.                                                                371,230     744,098
    Dr Reddy's Laboratories, Ltd.                                             71,015   3,175,907
    Dr Reddy's Laboratories, Ltd. ADR                                        148,465   6,710,618
    Eicher Motors, Ltd.                                                       20,610   7,017,845
    Emami, Ltd.                                                               90,332   1,375,663
    GAIL India, Ltd.                                                         575,655   3,962,648
    GAIL India, Ltd. GDR                                                      28,791   1,190,427
    GlaxoSmithKline Consumer Healthcare, Ltd.                                 14,937   1,141,638
    GlaxoSmithKline Pharmaceuticals, Ltd.                                     13,217     529,007
    Glenmark Pharmaceuticals, Ltd.                                           316,017   4,163,436
    Godrej Consumer Products, Ltd.                                           168,863   3,919,935
    Grasim Industries, Ltd.                                                   31,500     422,553
    Havells India, Ltd.                                                      407,089   2,521,338
    HCL Technologies, Ltd.                                                 1,011,418  12,016,332
    HDFC Bank, Ltd.                                                        1,441,144  27,299,261
    Hero MotoCorp, Ltd.                                                      152,387   7,121,771
    Hindalco Industries, Ltd.                                              1,549,771   4,336,355
    Hindustan Petroleum Corp., Ltd.                                          346,890   2,675,553
    Hindustan Unilever, Ltd.                                               1,148,145  14,461,369
    Housing Development Finance Corp., Ltd.                                1,095,932  22,112,655
    ICICI Bank, Ltd.                                                       1,656,257   6,556,711
    ICICI Bank, Ltd. Sponsored ADR                                         1,043,395   8,086,311
    Idea Cellular, Ltd.                                                    2,689,000   4,370,342
    IDFC Bank, Ltd.                                                          601,656     532,785
    Indiabulls Housing Finance, Ltd.                                         567,836   6,283,515

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
INDIA -- (Continued)
    Indian Oil Corp., Ltd.                                                 1,284,042 $ 6,924,568
    IndusInd Bank, Ltd.                                                      390,301   7,192,968
    Infosys, Ltd.                                                          1,886,232  25,821,862
    Infosys, Ltd. Sponsored ADR                                              847,888  11,675,418
    ITC, Ltd.                                                              4,896,443  18,665,191
    JSW Steel, Ltd.                                                        3,656,090  10,694,525
    Kansai Nerolac Paints, Ltd.                                                4,919      24,976
    Kotak Mahindra Bank, Ltd.                                                541,230   6,192,024
    Larsen & Toubro, Ltd.                                                    363,180   7,722,648
    LIC Housing Finance, Ltd.                                                847,563   6,921,792
    Lupin, Ltd.                                                              355,461   7,734,962
    Mahindra & Mahindra, Ltd.                                                682,599  12,527,336
    Marico, Ltd.                                                             748,884   2,840,761
    Maruti Suzuki India, Ltd.                                                138,331  12,049,356
    Max Financial Services, Ltd.                                              22,519     189,059
*   MAX India, Ltd.                                                           65,990     136,782
    Motherson Sumi Systems, Ltd.                                             542,274   2,648,382
    MRF, Ltd.                                                                  2,969   2,250,890
    Nestle India, Ltd.                                                        37,106   3,206,371
    NHPC, Ltd.                                                             2,310,835     984,737
    NTPC, Ltd.                                                             1,434,092   3,648,398
    Oil & Natural Gas Corp., Ltd.                                          1,483,958   4,427,503
    Oil India, Ltd.                                                          295,703   1,434,195
    Oracle Financial Services Software, Ltd.                                  27,493   1,344,039
    Page Industries, Ltd.                                                      3,097     663,372
    Petronet LNG, Ltd.                                                       405,630   2,235,324
    Pidilite Industries, Ltd.                                                196,824   1,966,608
    Piramal Enterprises, Ltd.                                                114,581   2,848,093
    Power Finance Corp., Ltd.                                              1,604,279   3,072,196
    Power Grid Corp. of India, Ltd.                                        1,599,407   4,892,155
    Procter & Gamble Hygiene & Health Care, Ltd.                              10,286   1,059,063
*   Punjab National Bank                                                     308,644     619,174
    Rajesh Exports, Ltd.                                                     117,218     861,241
    Reliance Industries, Ltd.                                              1,625,226  25,063,075
    Rural Electrification Corp., Ltd.                                      1,513,852   3,181,324
    Shree Cement, Ltd.                                                        10,928   2,486,052
    Shriram Transport Finance Co., Ltd.                                      268,934   3,720,361
    Siemens, Ltd.                                                             65,181   1,096,531
    State Bank of India                                                    1,858,229   7,130,711
    Sun Pharmaceutical Industries, Ltd.                                    1,256,320  11,678,377
    Sun TV Network, Ltd.                                                     204,506   1,590,405
    Sundaram Finance, Ltd.                                                    13,385     271,979
    Tata Consultancy Services, Ltd.                                          720,066  23,701,494
    Tata Motors, Ltd.                                                      1,952,358  15,091,281
    Tata Motors, Ltd. Sponsored ADR                                           84,855   3,305,951
    Tata Power Co., Ltd.                                                   2,105,165   2,470,329
    Tata Steel, Ltd.                                                         683,642   4,680,012
    Tech Mahindra, Ltd.                                                      955,950   6,402,109
    Titan Co., Ltd.                                                          329,228   1,762,285
    Torrent Pharmaceuticals, Ltd.                                             94,358   1,815,508
    Ultratech Cement, Ltd.                                                    43,023   2,340,444
    United Breweries, Ltd.                                                    96,720   1,141,447
*   United Spirits, Ltd.                                                      58,173   1,872,644

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
INDIA -- (Continued)
    UPL, Ltd.                                                                 812,040 $  8,676,491
    Vedanta, Ltd.                                                           3,139,759   11,780,827
    Vedanta, Ltd. ADR                                                          42,052      622,370
    Wipro, Ltd.                                                               742,954    5,050,332
    Yes Bank, Ltd.                                                            271,196    5,591,744
    Zee Entertainment Enterprises, Ltd.                                       719,876    5,202,833
                                                                                      ------------
TOTAL INDIA                                                                            597,423,869
                                                                                      ------------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                                    37,523,800    4,769,234
    AKR Corporindo Tbk PT                                                   1,426,100      713,246
    Astra Agro Lestari Tbk PT                                               1,205,244    1,423,566
    Astra International Tbk PT                                             23,646,410   14,096,940
    Bank Central Asia Tbk PT                                               15,447,700   17,705,482
    Bank Danamon Indonesia Tbk PT                                           5,763,579    1,796,183
    Bank Mandiri Persero Tbk PT                                            11,912,417    9,729,829
    Bank Negara Indonesia Persero Tbk PT                                   14,471,622    6,183,162
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                    3,168,500      546,110
    Bank Rakyat Indonesia Persero Tbk PT                                   15,742,100   13,823,034
*   Bayan Resources Tbk PT                                                     79,500       36,011
    Bumi Serpong Damai Tbk PT                                              15,448,500    2,119,020
    Charoen Pokphand Indonesia Tbk PT                                      10,504,800    2,441,394
    Ciputra Development Tbk PT                                              9,449,946      934,587
    Gudang Garam Tbk PT                                                       675,500    3,123,475
    Indocement Tunggal Prakarsa Tbk PT                                      2,000,200    2,251,498
    Indofood CBP Sukses Makmur Tbk PT                                       3,456,800    2,175,069
    Indofood Sukses Makmur Tbk PT                                          11,903,400    7,064,984
*   Indosat Tbk PT                                                          1,720,800      831,410
    Jasa Marga Persero Tbk PT                                               3,871,113    1,224,422
    Kalbe Farma Tbk PT                                                     32,614,300    3,544,824
    Matahari Department Store Tbk PT                                        2,210,800    2,447,539
    Mayora Indah Tbk PT                                                    21,553,325    2,857,308
    Media Nusantara Citra Tbk PT                                           12,764,400    1,621,343
    Mitra Keluarga Karyasehat Tbk PT                                        1,038,500      194,519
    Pakuwon Jati Tbk PT                                                    58,500,300    2,455,642
    Perusahaan Gas Negara Persero Tbk                                      13,675,600    2,953,424
    Semen Indonesia Persero Tbk PT                                          7,107,200    4,806,759
*   Sinar Mas Agro Resources & Technology Tbk PT                            1,116,500      342,604
    Summarecon Agung Tbk PT                                                10,778,900    1,058,394
    Surya Citra Media Tbk PT                                               10,406,100    2,199,439
    Telekomunikasi Indonesia Persero Tbk PT                                39,175,700   11,356,435
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                     196,768    5,788,915
    Tower Bersama Infrastructure Tbk PT                                     1,958,100      725,866
    Unilever Indonesia Tbk PT                                               2,121,800    6,542,826
    United Tractors Tbk PT                                                  5,132,496    8,399,737
    Waskita Karya Persero Tbk PT                                            6,283,179    1,205,330
*   XL Axiata Tbk PT                                                        7,703,800    1,679,586
                                                                                      ------------
TOTAL INDONESIA                                                                        153,169,146
                                                                                      ------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                                        847,600      466,891
    Alliance Financial Group Bhd                                            1,850,200    1,570,965

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd                                                       5,557,859 $ 5,746,742
    Astro Malaysia Holdings Bhd                                             2,488,700   1,528,246
    Axiata Group Bhd                                                        3,946,521   4,217,213
    Batu Kawan Bhd                                                            105,400     449,705
*   Berjaya Land Bhd                                                           43,000       5,976
    BIMB Holdings Bhd                                                       1,182,855   1,145,942
    Boustead Holdings Bhd                                                     304,800     184,442
    British American Tobacco Malaysia Bhd                                     212,600   2,226,308
    CIMB Group Holdings Bhd                                                 6,513,512   7,311,612
    Dialog Group Bhd                                                        4,981,118   1,720,390
    DiGi.Com Bhd                                                            5,805,020   6,498,881
    Felda Global Ventures Holdings Bhd                                        379,100     158,195
    Gamuda Bhd                                                              2,395,200   2,602,043
    Genting Bhd                                                             4,388,100   8,127,957
    Genting Malaysia Bhd                                                    3,837,600   4,364,651
    Genting Plantations Bhd                                                   325,000     800,484
    HAP Seng Consolidated Bhd                                               1,066,700   2,094,693
    Hartalega Holdings Bhd                                                  1,084,200   1,154,696
    Hong Leong Bank Bhd                                                     1,040,166   3,096,039
    Hong Leong Financial Group Bhd                                            744,483   2,468,128
    IHH Healthcare Bhd                                                      2,483,200   3,523,618
    IJM Corp. Bhd                                                           7,006,462   5,236,871
    IOI Corp. Bhd                                                           4,711,405   4,692,023
    IOI Properties Group Bhd                                                2,441,943   1,179,706
    Kuala Lumpur Kepong Bhd                                                   504,800   2,746,823
    Lafarge Malaysia Bhd                                                      659,480   1,027,954
    Malakoff Corp. Bhd                                                         67,100      19,392
    Malayan Banking Bhd                                                     6,090,245  11,302,520
    Malaysia Airports Holdings Bhd                                          1,492,441   2,084,752
    Maxis Bhd                                                               2,881,400   4,001,537
    MISC Bhd                                                                1,636,998   2,705,372
    MMC Corp. Bhd                                                           1,978,300   1,042,973
    Oriental Holdings Bhd                                                      16,600      25,494
    Petronas Chemicals Group Bhd                                            3,567,800   5,737,825
    Petronas Dagangan Bhd                                                     367,500   1,952,353
    Petronas Gas Bhd                                                          890,500   4,203,040
    PPB Group Bhd                                                             900,800   3,310,005
    Public Bank Bhd                                                         3,537,614  16,051,986
    QL Resources Bhd                                                          497,800     493,595
    RHB Bank Bhd                                                            1,537,905   1,701,410
*   Sapurakencana Petroleum Bhd                                            10,900,700   4,235,021
    Sime Darby Bhd                                                          3,740,861   7,521,414
    SP Setia Bhd Group                                                      1,127,141     865,753
    Sunway Bhd                                                              1,710,000   1,172,735
    Telekom Malaysia Bhd                                                    1,435,664   1,928,860
    Tenaga Nasional Bhd                                                     4,375,250  13,224,647
    Top Glove Corp. Bhd                                                       908,900   1,068,359
    UMW Holdings Bhd                                                        1,515,766   1,933,152
    United Plantations Bhd                                                     61,000     378,466
    Westports Holdings Bhd                                                  1,509,000   1,421,474
    YTL Corp. Bhd                                                          16,425,686   5,641,158

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
MALAYSIA -- (Continued)
    YTL Power International Bhd                                             3,177,547 $  1,026,205
                                                                                      ------------
TOTAL MALAYSIA                                                                         171,396,692
                                                                                      ------------
MEXICO -- (4.4%)
    Alfa S.A.B. de C.V. Class A                                             8,197,783   10,637,639
    Alpek S.A.B. de C.V.                                                      103,669      119,311
    America Movil S.A.B. de C.V. Series L                                  46,329,297   29,148,123
    America Movil S.A.B. de C.V. Series L ADR                                  22,528      284,078
    Arca Continental S.A.B. de C.V.                                           777,376    4,179,978
*   Cemex S.A.B. de C.V.                                                   10,756,423    9,939,639
*   Cemex S.A.B. de C.V. Sponsored ADR                                      1,691,964   15,667,587
    Coca-Cola Femsa S.A.B. de C.V. Series L                                   510,276    3,161,467
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                               36,634    2,272,041
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B               8,719        6,736
    El Puerto de Liverpool S.A.B. de C.V. Class C1                            197,143    1,243,163
    Fomento Economico Mexicano S.A.B. de C.V.                               1,793,669   13,510,039
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                    39,796    2,993,853
    Gruma S.A.B. de C.V. Class B                                              541,859    7,276,582
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                        15,027    1,161,888
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                   469,811    3,641,607
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                         32,867    4,761,442
    Grupo Bimbo S.A.B. de C.V. Series A                                     2,572,025    5,672,306
    Grupo Carso S.A.B. de C.V. Series A1                                      932,489    3,735,590
    Grupo Elektra S.A.B. de C.V.                                               93,009    1,199,771
    Grupo Financiero Banorte S.A.B. de C.V. Class O                         4,609,848   22,094,819
    Grupo Financiero Inbursa S.A.B. de C.V. Class O                         3,781,424    5,621,317
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                3,362,943    4,791,188
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR               64,027      457,793
    Grupo Lala S.A.B. de C.V.                                               1,018,201    1,527,778
    Grupo Mexico S.A.B. de C.V. Series B                                    6,058,822   18,228,618
*   Grupo Qumma SA de C.V. Series B                                             1,591           --
    Grupo Televisa S.A.B. Series CPO                                        3,436,374   15,353,152
    Grupo Televisa S.A.B. Sponsored ADR                                       148,075    3,316,880
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.   2,362,916    2,832,757
    Industrias Penoles S.A.B. de C.V.                                         277,953    6,571,785
    Infraestructura Energetica Nova S.A.B. de C.V.                            516,686    2,279,479
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                         2,348,560    4,226,698
*   La Comer S.A.B. de C.V.                                                   732,725      520,024
    Megacable Holdings S.A.B. de C.V.                                          89,863      284,411
    Mexichem S.A.B. de C.V.                                                 2,890,435    6,854,102
*   Organizacion Soriana S.A.B. de C.V. Class B                             1,102,476    2,326,178
    Promotora y Operadora de Infraestructura S.A.B. de C.V.                   404,964    3,540,170
*   Savia SA Class A                                                          120,000           --
    Wal-Mart de Mexico S.A.B. de C.V.                                       7,054,235   12,482,378
                                                                                      ------------
TOTAL MEXICO                                                                           233,922,367
                                                                                      ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                 14,995      142,453
    Cia de Minas Buenaventura SAA ADR                                         139,674    1,926,104
    Credicorp, Ltd.                                                            78,885   12,911,897

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
PERU -- (Continued)
    Grana y Montero SAA Sponsored ADR                                          99,446 $   448,501
                                                                                      -----------
TOTAL PERU                                                                             15,428,955
                                                                                      -----------
PHILIPPINES -- (1.6%)
    Aboitiz Equity Ventures, Inc.                                           2,259,870   3,377,524
    Aboitiz Power Corp.                                                     2,462,500   2,086,640
    Alliance Global Group, Inc.                                             7,852,800   1,979,988
    Ayala Corp.                                                               284,537   4,577,118
    Ayala Land, Inc.                                                        9,207,218   6,581,172
    Bank of the Philippine Islands                                          1,202,323   2,165,428
    BDO Unibank, Inc.                                                       3,010,192   6,821,112
    DMCI Holdings, Inc.                                                    10,645,700   2,765,671
*   DoubleDragon Properties Corp.                                             297,600     308,460
    Emperador, Inc.                                                         1,850,900     258,895
    Energy Development Corp.                                               24,538,700   2,692,570
*   Fwbc Holdings, Inc.                                                     2,006,957          --
    Globe Telecom, Inc.                                                        60,840   2,103,809
    GT Capital Holdings, Inc.                                                 138,545   3,632,923
    International Container Terminal Services, Inc.                         1,287,400   2,002,401
    JG Summit Holdings, Inc.                                                1,874,500   2,798,938
    Jollibee Foods Corp.                                                      695,840   2,874,357
    LT Group, Inc.                                                          4,344,100   1,143,621
    Manila Electric Co.                                                       348,700   1,996,313
    Megaworld Corp.                                                        23,849,800   1,760,549
    Metro Pacific Investments Corp.                                        23,790,000   3,262,229
    Metropolitan Bank & Trust Co.                                           1,097,655   1,798,126
    Philippine National Bank                                                  248,758     272,505
    PLDT, Inc.                                                                100,220   2,962,478
    PLDT, Inc. Sponsored ADR                                                   59,031   1,773,882
    Puregold Price Club, Inc.                                               1,510,400   1,311,714
    Robinsons Land Corp.                                                    3,988,000   2,013,329
    Robinsons Retail Holdings, Inc.                                           373,260     592,702
    San Miguel Corp.                                                        1,374,390   2,706,993
    Security Bank Corp.                                                       174,300     747,224
    Semirara Mining & Power Corp.                                             529,000   1,437,395
    SM Investments Corp.                                                      282,933   3,924,384
    SM Prime Holdings, Inc.                                                 8,486,110   5,067,475
*   Top Frontier Investment Holdings, Inc.                                     42,789     226,944
    Universal Robina Corp.                                                  1,282,840   4,203,626
                                                                                      -----------
TOTAL PHILIPPINES                                                                      84,228,495
                                                                                      -----------
POLAND -- (1.6%)
*   Alior Bank SA                                                             133,578   2,037,738
*   AmRest Holdings SE                                                            344      28,173
    Bank Handlowy w Warszawie SA                                               44,679     857,356
*   Bank Millennium SA                                                      1,076,823   1,582,506
    Bank Pekao SA                                                             121,618   4,114,431
    Bank Zachodni WBK SA                                                       50,450   4,347,525
    Budimex SA                                                                    505      27,249
    CCC SA                                                                     34,972   1,806,387
*   Cyfrowy Polsat SA                                                         393,451   2,381,237
    Eurocash SA                                                               127,351   1,269,054

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                                            83,448 $  1,431,605
*   Grupa Lotos SA                                                           186,978    1,762,085
    ING Bank Slaski SA                                                        39,956    1,768,018
    Kernel Holding SA                                                          2,130       42,435
    KGHM Polska Miedz SA                                                     388,331   12,044,448
    LPP SA                                                                     1,669    2,126,804
*   mBank SA                                                                  26,866    2,539,834
    Orange Polska SA                                                       1,116,971    1,507,025
    PGE Polska Grupa Energetyczna SA                                       2,683,831    7,328,132
    Polski Koncern Naftowy Orlen SA                                          649,675   13,184,338
    Polskie Gornictwo Naftowe i Gazownictwo SA                             2,283,734    3,136,153
*   Powszechna Kasa Oszczednosci Bank Polski SA                              964,323    7,398,274
    Powszechny Zaklad Ubezpieczen SA                                         808,411    7,113,789
    Synthos SA                                                               889,961    1,333,532
*   Tauron Polska Energia SA                                               2,110,398    1,555,085
                                                                                     ------------
TOTAL POLAND                                                                           82,723,213
                                                                                     ------------
RUSSIA -- (2.1%)
    Gazprom PJSC Sponsored ADR                                             4,944,295   24,532,005
*   Lenta, Ltd. GDR(BJ621Y903)                                                30,830      243,207
*   Lenta, Ltd. GDR(52634T200)                                                51,556      405,230
    Lukoil PJSC Sponsored ADR                                                257,005   14,483,453
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                             197,103    1,656,579
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                                        41,223      748,653
*   Mail.Ru Group, Ltd. GDR(560317208)                                        15,547      282,178
    MegaFon PJSC GDR                                                         139,778    1,519,277
    MMC Norilsk Nickel PJSC ADR                                              406,377    6,590,803
    Novatek PJSC GDR                                                          61,847    7,870,498
    Novolipetsk Steel PJSC GDR                                               123,601    2,442,800
    PhosAgro PJSC GDR                                                         76,363    1,172,625
    Rosneft Oil Co. PJSC GDR                                                 833,683    5,528,012
    Rostelecom PJSC Sponsored ADR(B114RM901)                                  78,867      670,935
    Rostelecom PJSC Sponsored ADR(778529107)                                   2,291       19,153
    RusHydro PJSC ADR(BYZ5W4903)                                           1,329,772    2,259,084
    RusHydro PJSC ADR(782183404)                                              12,131       20,623
    Sberbank of Russia PJSC Sponsored ADR                                  1,818,206   21,318,854
    Severstal PJSC GDR                                                       216,701    3,442,226
    Tatneft PJSC Sponsored ADR                                               258,800   10,550,538
    VimpelCom, Ltd. Sponsored ADR                                            105,901      447,961
    VTB Bank PJSC GDR(B1W7FX909)                                           1,358,280    3,097,145
    VTB Bank PJSC GDR(46630Q202)                                             130,253      295,674
                                                                                     ------------
TOTAL RUSSIA                                                                          109,597,513
                                                                                     ------------
SOUTH AFRICA -- (7.6%)
*   African Bank Investments, Ltd.                                           709,671          266
*   Anglo American Platinum, Ltd.                                            121,432    3,179,116
*   AngloGold Ashanti, Ltd. Sponsored ADR                                  1,637,102   20,807,566
    Aspen Pharmacare Holdings, Ltd.                                          447,818   10,245,472
    AVI, Ltd.                                                                175,886    1,198,872
    Barclays Africa Group, Ltd.                                            1,084,401   12,771,446
    Bid Corp., Ltd.                                                          778,465   13,506,231
    Bidvest Group, Ltd. (The)                                                778,465    9,167,754

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
SOUTH AFRICA -- (Continued)
*   Brait SE                                                                 232,213 $  1,366,511
    Capitec Bank Holdings, Ltd.                                               88,443    4,621,973
    Discovery, Ltd.                                                          741,415    6,327,597
    Distell Group, Ltd.                                                       70,509      785,562
    FirstRand, Ltd.                                                        4,730,180   17,620,467
    Gold Fields, Ltd. Sponsored ADR                                        2,642,178    9,274,045
*   Impala Platinum Holdings, Ltd.                                           613,363    2,444,382
    Imperial Holdings, Ltd.                                                  618,348    7,677,217
    Investec, Ltd.                                                           841,341    5,946,769
*   Kumba Iron Ore, Ltd.                                                      96,985    1,495,844
    Liberty Holdings, Ltd.                                                   431,434    3,533,698
    Life Healthcare Group Holdings, Ltd.                                   2,679,724    6,675,161
    MMI Holdings, Ltd.                                                     3,545,776    6,523,236
    Mondi, Ltd.                                                              273,651    6,032,296
    Mr. Price Group, Ltd.                                                    545,010    6,597,626
    MTN Group, Ltd.                                                        2,516,919   23,469,883
    Naspers, Ltd. Class N                                                    370,571   59,036,347
    Nedbank Group, Ltd.                                                      634,489   10,944,316
    Netcare, Ltd.                                                          2,630,152    6,326,005
    New Europe Property Investments P.L.C.                                   103,926    1,210,657
    Pick n Pay Stores, Ltd.                                                  473,477    2,405,358
    Pioneer Foods Group, Ltd.                                                225,369    2,787,560
    PSG Group, Ltd.                                                          161,662    2,732,043
    Sanlam, Ltd.                                                           2,999,830   14,491,751
    Sappi, Ltd.                                                            1,116,061    7,176,059
    Sasol, Ltd.                                                              130,693    3,898,829
    Sasol, Ltd. Sponsored ADR                                                778,314   23,240,456
    Shoprite Holdings, Ltd.                                                  951,195   12,625,912
    Sibanye Gold, Ltd. Sponsored ADR                                          89,285      808,922
    SPAR Group, Ltd. (The)                                                   284,382    4,011,321
    Standard Bank Group, Ltd.                                              2,023,352   21,637,096
    Steinhoff International Holdings NV                                    3,453,813   16,653,855
    Telkom SA SOC, Ltd.                                                      457,121    2,505,151
    Tiger Brands, Ltd.                                                       264,186    7,973,977
    Truworths International, Ltd.                                            973,557    5,846,146
    Vodacom Group, Ltd.                                                      520,334    5,831,192
    Woolworths Holdings, Ltd.                                              1,765,305    9,698,654
                                                                                     ------------
TOTAL SOUTH AFRICA                                                                    403,110,597
                                                                                     ------------
SOUTH KOREA -- (15.6%)
    Amorepacific Corp.                                                        39,658   10,824,199
#   AMOREPACIFIC Group                                                        39,706    4,632,991
#   BGF retail Co., Ltd.                                                      17,067    1,350,398
    BNK Financial Group, Inc.                                                597,367    4,384,312
#*  Celltrion, Inc.                                                           68,926    5,956,387
    Cheil Worldwide, Inc.                                                     73,456    1,172,194
#   CJ CGV Co., Ltd.                                                          18,162    1,241,824
#   CJ CheilJedang Corp.                                                      16,248    4,962,539
    CJ Corp.                                                                  28,976    4,549,795
    CJ E&M Corp.                                                              31,220    2,349,636
*   CJ Korea Express Corp.                                                     5,227      734,115
    Com2uSCorp                                                                 9,584      705,549
#   Coway Co., Ltd.                                                           72,978    5,487,814

THE EMERGING MARKETS SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------- -----------
SOUTH KOREA -- (Continued)
    Cuckoo Electronics Co., Ltd.                                             2,015 $   223,283
    Daelim Industrial Co., Ltd.                                             47,393   3,432,501
#*  Daewoo Engineering & Construction Co., Ltd.                            133,508     596,311
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.                     165,407     478,244
    DGB Financial Group, Inc.                                              279,904   2,377,231
    Dongbu Insurance Co., Ltd.                                             103,904   5,294,050
    Dongsuh Cos., Inc.                                                      23,739     522,902
#   Dongwon Systems Corp.                                                    4,834     276,334
    Doosan Corp.                                                            21,369   1,932,662
#   Doosan Heavy Industries & Construction Co., Ltd.                       102,105   2,418,945
    E-MART, Inc.                                                            32,447   5,680,228
#   Grand Korea Leisure Co., Ltd.                                           38,572     627,727
#   Green Cross Corp.                                                        4,303     511,597
    Green Cross Holdings Corp.                                              18,294     336,928
#*  GS Engineering & Construction Corp.                                     85,712   2,042,812
    GS Holdings Corp.                                                      142,416   6,270,960
    GS Home Shopping, Inc.                                                     996     155,282
    GS Retail Co., Ltd.                                                     24,957   1,119,606
    Hana Financial Group, Inc.                                             477,076  14,145,674
    Hankook Tire Co., Ltd.                                                 170,001   8,295,908
#   Hanmi Pharm Co., Ltd.                                                    7,164   1,779,273
#   Hanmi Science Co., Ltd.                                                 13,159     655,329
    Hanon Systems                                                          252,361   1,976,149
#   Hanssem Co., Ltd.                                                       13,941   2,504,173
    Hanwha Chemical Corp.                                                  173,147   3,889,510
    Hanwha Corp.                                                           111,924   3,396,452
    Hanwha Life Insurance Co., Ltd.                                        395,871   2,195,879
    Hanwha Techwin Co., Ltd.                                                48,363   1,737,473
#   Hite Jinro Co., Ltd.                                                    52,663     942,515
#   Hotel Shilla Co., Ltd.                                                  38,111   1,423,431
    Hyosung Corp.                                                           58,732   6,846,772
    Hyundai Department Store Co., Ltd.                                      30,725   2,541,763
    Hyundai Development Co-Engineering & Construction                       93,331   3,511,774
#*  Hyundai Elevator Co., Ltd.                                              10,664     540,009
    Hyundai Engineering & Construction Co., Ltd.                           140,523   5,030,161
    Hyundai Glovis Co., Ltd.                                                23,344   3,125,935
#   Hyundai Greenfood Co., Ltd.                                             57,515     817,286
#*  Hyundai Heavy Industries Co., Ltd.                                      69,618   7,939,321
    Hyundai Home Shopping Network Corp.                                      7,639     714,067
    Hyundai Marine & Fire Insurance Co., Ltd.                              182,676   4,734,467
#*  Hyundai Mipo Dockyard Co., Ltd.                                         17,332     857,986
    Hyundai Mobis Co., Ltd.                                                 67,920  14,129,810
    Hyundai Motor Co.                                                      177,390  21,355,667
*   Hyundai Rotem Co., Ltd.                                                  4,372      71,254
    Hyundai Steel Co.                                                      167,698   8,409,754
    Hyundai Wia Corp.                                                       33,766   1,879,369
    Industrial Bank of Korea                                               468,370   5,116,172
    Innocean Worldwide, Inc.                                                 3,114     155,169
#   IS Dongseo Co., Ltd.                                                    11,224     403,965
#   Jeil Pharmaceutical Co.                                                  3,226     166,880
#   Kakao Corp.                                                             20,448   1,369,008
    Kangwon Land, Inc.                                                      99,188   2,795,388
    KB Financial Group, Inc.                                               441,762  17,876,037

THE EMERGING MARKETS SERIES
CONTINUED


                                                                           SHARES    VALUE++
                                                                           ------- -----------
SOUTH KOREA -- (Continued)
*   KB Financial Group, Inc. ADR                                           103,883 $ 4,217,650
#   KB Insurance Co., Ltd.                                                 104,234   2,208,934
    KCC Corp.                                                                9,880   2,953,755
    KEPCO Plant Service & Engineering Co., Ltd.                             27,560   1,297,063
    Kia Motors Corp.                                                       293,465   9,197,981
#   KIWOOM Securities Co., Ltd.                                             10,843     678,522
    Kolon Industries, Inc.                                                  29,856   1,908,128
#*  Komipharm International Co., Ltd.                                       25,551     679,054
    Korea Aerospace Industries, Ltd.                                        77,780   4,152,135
    Korea Electric Power Corp.                                             220,479   8,074,606
*   Korea Electric Power Corp. Sponsored ADR                                97,027   1,779,475
    Korea Gas Corp.                                                         42,231   1,686,518
#   Korea Investment Holdings Co., Ltd.                                     61,753   2,476,725
#   Korea Kolmar Co., Ltd.                                                  18,540   1,104,311
#   Korea Petrochemical Ind Co., Ltd.                                        6,678   1,549,600
    Korea Zinc Co., Ltd.                                                     7,147   3,022,498
*   Korean Air Lines Co., Ltd.                                              93,709   2,129,959
    Korean Reinsurance Co.                                                 111,480   1,041,747
*   KT Corp. Sponsored ADR                                                  95,200   1,415,624
    KT&G Corp.                                                             132,438  11,472,329
#   Kumho Petrochemical Co., Ltd.                                           29,300   2,076,698
#*  Kumho Tire Co., Inc.                                                   212,069   1,491,868
    LG Chem, Ltd.                                                           46,976  10,592,903
    LG Corp.                                                               105,265   5,370,802
    LG Display Co., Ltd.                                                   363,272   9,583,726
*   LG Display Co., Ltd. ADR                                               808,137  10,893,687
#   LG Electronics, Inc.                                                   310,602  14,843,661
#   LG Household & Health Care, Ltd.                                        12,182   9,211,736
    LG Innotek Co., Ltd.                                                    35,915   3,066,539
    LG International Corp.                                                  23,266     647,410
    LG Uplus Corp.                                                         539,707   5,301,225
#   LIG Nex1 Co., Ltd.                                                       6,848     425,947
*   Loen Entertainment, Inc.                                                 7,273     486,399
    Lotte Chemical Corp.                                                    31,981  10,363,707
    Lotte Chilsung Beverage Co., Ltd.                                          816   1,018,532
#   Lotte Confectionery Co., Ltd.                                            5,484     963,896
#   Lotte Shopping Co., Ltd.                                                18,803   3,658,777
    LS Corp.                                                                28,386   1,534,434
    LS Industrial Systems Co., Ltd.                                         23,897     869,225
#   Macquarie Korea Infrastructure Fund                                    520,858   3,609,939
#   Mando Corp.                                                             11,458   2,465,656
#   Medy-Tox, Inc.                                                           5,775   2,059,801
#   Meritz Financial Group, Inc.                                            57,146     539,106
    Meritz Fire & Marine Insurance Co., Ltd.                                96,362   1,248,390
#   Meritz Securities Co., Ltd.                                            557,853   1,734,810
    Mirae Asset Daewoo Co., Ltd.                                           405,371   3,075,588
    NAVER Corp.                                                             35,288  23,050,589
    NCSoft Corp.                                                            14,829   3,882,410
    Nexen Tire Corp.                                                        89,371   1,012,609
    NH Investment & Securities Co., Ltd.                                   217,069   2,136,711
#   NongShim Co., Ltd.                                                       4,477   1,226,193
#*  OCI Co., Ltd.                                                           31,064   2,297,559
#   Orion Corp.                                                              4,950   2,765,723

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
SOUTH KOREA -- (Continued)
#   Ottogi Corp.                                                                1,053 $    590,315
#*  Pan Ocean Co., Ltd.                                                       296,413      981,307
#   Paradise Co., Ltd.                                                         62,375      718,690
    Poongsan Corp.                                                              8,597      322,130
#   POSCO                                                                      44,452   10,389,547
    POSCO Sponsored ADR                                                       109,096    6,314,476
    Posco Daewoo Corp.                                                         79,769    1,750,336
    S-1 Corp.                                                                  23,249    1,686,975
#   S-Oil Corp.                                                                52,028    3,633,795
    Samsung C&T Corp.                                                          67,525    7,326,668
    Samsung Card Co., Ltd.                                                     43,815    1,480,951
#   Samsung Electro-Mechanics Co., Ltd.                                        94,120    4,596,570
    Samsung Electronics Co., Ltd.                                              97,289  165,466,689
    Samsung Electronics Co., Ltd. GDR                                          52,509   44,885,682
#*  Samsung Engineering Co., Ltd.                                             112,249    1,215,462
    Samsung Fire & Marine Insurance Co., Ltd.                                  48,145   11,154,436
#*  Samsung Heavy Industries Co., Ltd.                                        480,671    4,305,114
    Samsung Life Insurance Co., Ltd.                                           68,654    6,559,842
    Samsung SDI Co., Ltd.                                                      93,732    9,314,787
    Samsung SDS Co., Ltd.                                                      29,432    3,190,652
#   Samsung Securities Co., Ltd.                                               88,800    2,479,408
    Samyang Corp.                                                               2,396      197,688
#   SFA Engineering Corp.                                                       8,036      487,074
    Shinhan Financial Group Co., Ltd.                                         361,121   14,272,320
*   Shinhan Financial Group Co., Ltd. ADR                                      86,082    3,403,682
    Shinsegae, Inc.                                                            12,742    1,929,489
    SK Chemicals Co., Ltd.                                                     30,297    1,549,059
    SK Holdings Co., Ltd.                                                      61,080   11,380,709
    SK Hynix, Inc.                                                            759,955   35,097,682
    SK Innovation Co., Ltd.                                                    63,379    8,585,945
#   SK Materials Co., Ltd.                                                      7,099    1,217,741
    SK Networks Co., Ltd.                                                     204,355    1,163,967
    SK Telecom Co., Ltd.                                                       21,266    4,076,831
    SKC Co., Ltd.                                                              33,367      892,568
#   SPC Samlip Co., Ltd.                                                        3,031      446,780
*   Ssangyong Cement Industrial Co., Ltd.                                      35,349      432,253
#*  Taihan Electric Wire Co., Ltd.                                            154,853      256,453
    Tongyang Life Insurance Co., Ltd.                                          62,253      567,157
    Woori Bank                                                                543,488    6,135,330
*   Woori Bank Sponsored ADR                                                    1,026       35,058
    Young Poong Corp.                                                             544      512,694
#   Youngone Corp.                                                             35,544      816,102
#   Yuhan Corp.                                                                 5,564      901,523
#*  Yungjin Pharmaceutical Co., Ltd.                                           60,994      379,135
                                                                                      ------------
TOTAL SOUTH KOREA                                                                      825,633,078
                                                                                      ------------
TAIWAN -- (15.0%)
*   Acer, Inc.                                                              5,516,811    2,547,567
    Advanced Semiconductor Engineering, Inc.                               12,378,929   13,641,498
    Advantech Co., Ltd.                                                       414,254    3,514,131
    Airtac International Group                                                126,850    1,055,950
    Asia Cement Corp.                                                       4,339,758    3,720,251
*   Asia Pacific Telecom Co., Ltd.                                          1,112,000      360,569

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
TAIWAN -- (Continued)
    Asustek Computer, Inc.                                                    956,180 $ 8,356,936
    AU Optronics Corp.                                                     24,425,873  10,114,182
    AU Optronics Corp. Sponsored ADR                                          326,626   1,368,563
    Casetek Holdings, Ltd.                                                    313,000     962,670
    Catcher Technology Co., Ltd.                                            1,354,429  11,046,367
    Cathay Financial Holding Co., Ltd.                                      8,440,450  12,853,785
    Chailease Holding Co., Ltd.                                             2,569,840   4,597,202
    Chang Hwa Commercial Bank, Ltd.                                         9,287,889   5,157,587
    Cheng Shin Rubber Industry Co., Ltd.                                    3,200,965   6,372,489
    Chicony Electronics Co., Ltd.                                           1,022,552   2,412,329
    China Airlines, Ltd.                                                    8,737,536   2,624,606
    China Development Financial Holding Corp.                              24,524,121   6,268,423
    China Life Insurance Co., Ltd.                                          6,140,344   6,009,418
    China Motor Corp.                                                         992,000     906,907
    China Steel Corp.                                                      15,093,932  12,221,022
    Chipbond Technology Corp.                                               1,082,000   1,567,911
    Chroma ATE, Inc.                                                           22,000      57,672
    Chunghwa Precision Test Tech Co., Ltd.                                     20,000     713,272
    Chunghwa Telecom Co., Ltd.                                              1,608,000   5,244,813
    Chunghwa Telecom Co., Ltd. Sponsored ADR                                  263,744   8,323,761
    Compal Electronics, Inc.                                               10,160,541   6,130,390
    CTBC Financial Holding Co., Ltd.                                       19,645,175  11,190,159
    CTCI Corp.                                                              1,112,000   1,731,063
    Cub Elecparts, Inc.                                                        16,495     130,096
    Delta Electronics, Inc.                                                 2,385,486  13,323,872
    E.Sun Financial Holding Co., Ltd.                                      13,139,000   7,761,248
    Eclat Textile Co., Ltd.                                                   253,336   2,646,223
    Elite Material Co., Ltd.                                                   91,000     319,334
    Ennoconn Corp.                                                             62,000     892,037
    Eternal Materials Co., Ltd.                                             1,356,350   1,470,410
    Eva Airways Corp.                                                       6,367,740   3,075,383
*   Evergreen Marine Corp. Taiwan, Ltd.                                     3,219,261   1,331,496
    Far Eastern International Bank                                            721,140     211,418
    Far Eastern New Century Corp.                                           6,101,085   5,084,858
    Far EasTone Telecommunications Co., Ltd.                                2,601,000   6,179,867
    Farglory Land Development Co., Ltd.                                       644,393     763,418
    Feng TAY Enterprise Co., Ltd.                                             475,424   2,078,142
    First Financial Holding Co., Ltd.                                      18,055,124  10,075,598
    Formosa Chemicals & Fibre Corp.                                         3,220,518   9,983,395
    Formosa International Hotels Corp.                                          1,808       9,575
    Formosa Petrochemical Corp.                                             1,393,000   4,758,452
    Formosa Plastics Corp.                                                  3,720,153  10,749,111
    Formosa Taffeta Co., Ltd.                                               1,312,000   1,263,324
    Foxconn Technology Co., Ltd.                                            1,790,627   5,053,777
    Fubon Financial Holding Co., Ltd.                                       8,611,233  13,995,408
    Giant Manufacturing Co., Ltd.                                             500,506   3,289,395
    Ginko International Co., Ltd.                                              45,000     442,352
*   Globalwafers Co., Ltd.                                                    219,000   1,006,405
    Gourmet Master Co., Ltd.                                                   77,550     678,679
    Highwealth Construction Corp.                                           2,120,190   3,153,162
    Hiwin Technologies Corp.                                                  435,005   2,242,524
    Hon Hai Precision Industry Co., Ltd.                                   17,267,653  46,308,007
    Hota Industrial Manufacturing Co., Ltd.                                   223,000     924,690

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
TAIWAN -- (Continued)
    Hotai Motor Co., Ltd.                                                     362,000 $ 4,160,021
*   HTC Corp.                                                               1,246,235   3,175,845
    Hua Nan Financial Holdings Co., Ltd.                                   13,331,007   7,011,132
    Innolux Corp.                                                          27,802,241  11,777,454
    Inventec Corp.                                                          5,430,551   4,084,303
    Kenda Rubber Industrial Co., Ltd.                                       1,082,377   1,660,617
    King Slide Works Co., Ltd.                                                 81,000   1,078,313
*   King Yuan Electronics Co., Ltd.                                         1,471,000   1,270,348
    King's Town Bank Co., Ltd.                                                921,000     842,708
    Kinsus Interconnect Technology Corp.                                      683,000   1,572,488
    Largan Precision Co., Ltd.                                                133,860  19,146,837
    LCY Chemical Corp.                                                        782,123   1,106,351
    Lite-On Technology Corp.                                                4,896,410   7,395,766
    Makalot Industrial Co., Ltd.                                              230,356     856,567
    MediaTek, Inc.                                                          1,455,995   9,967,876
    Mega Financial Holding Co., Ltd.                                       14,351,369  10,698,759
*   Mercuries Life Insurance Co., Ltd.                                        325,753     180,066
    Merida Industry Co., Ltd.                                                 317,287   1,652,937
    Micro-Star International Co., Ltd.                                        956,000   2,319,419
    Nan Ya Plastics Corp.                                                   4,464,599  10,516,722
    Nanya Technology Corp.                                                    992,010   1,528,266
    Nien Made Enterprise Co., Ltd.                                            193,000   1,811,831
    Novatek Microelectronics Corp.                                          1,205,000   4,268,004
*   OBI Pharma, Inc.                                                           81,000     750,363
    PChome Online, Inc.                                                       114,006     943,657
    Pegatron Corp.                                                          5,311,345  12,790,196
*   PharmaEssentia Corp.                                                       99,000     453,355
    Phison Electronics Corp.                                                  241,000   1,907,764
    Pou Chen Corp.                                                          4,990,487   6,323,126
    Powertech Technology, Inc.                                              2,158,819   5,917,157
    Poya International Co., Ltd.                                               72,550     886,128
    President Chain Store Corp.                                               844,831   6,319,393
    Qisda Corp.                                                               244,000     127,601
    Quanta Computer, Inc.                                                   3,735,000   7,615,082
    Realtek Semiconductor Corp.                                               569,950   1,989,074
*   Ruentex Development Co., Ltd.                                           1,242,709   1,514,242
    Ruentex Industries, Ltd.                                                  696,182   1,291,770
    ScinoPharm Taiwan, Ltd.                                                   206,405     252,422
*   Shin Kong Financial Holding Co., Ltd.                                  15,958,656   4,099,068
    Silergy Corp.                                                              55,000     835,520
    Siliconware Precision Industries Co., Ltd.                              2,123,637   3,234,701
    Siliconware Precision Industries Co., Ltd. Sponsored ADR                   21,813     165,561
    Simplo Technology Co., Ltd.                                               690,000   2,062,945
    SinoPac Financial Holdings Co., Ltd.                                   18,850,895   5,561,590
    St Shine Optical Co., Ltd.                                                 11,000     207,836
    Standard Foods Corp.                                                      466,902   1,147,554
    Synnex Technology International Corp.                                   2,259,343   2,357,842
    Taichung Commercial Bank Co., Ltd.                                        159,669      46,950
*   TaiMed Biologics, Inc.                                                    113,000     579,742
    Tainan Spinning Co., Ltd.                                                 115,412      50,486
    Taishin Financial Holding Co., Ltd.                                    19,587,984   7,396,814
    Taiwan Business Bank                                                    8,318,140   2,173,153
    Taiwan Cement Corp.                                                     6,435,720   7,298,466

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
TAIWAN -- (Continued)
    Taiwan Cooperative Financial Holding Co., Ltd.                         13,986,581 $  6,391,428
    Taiwan FamilyMart Co., Ltd.                                                89,000      590,978
    Taiwan Fertilizer Co., Ltd.                                             1,415,000    1,840,746
*   Taiwan Glass Industry Corp.                                             1,859,375      784,548
    Taiwan High Speed Rail Corp.                                              159,000       97,001
    Taiwan Mobile Co., Ltd.                                                 2,215,300    7,399,411
    Taiwan Secom Co., Ltd.                                                    362,670    1,007,761
    Taiwan Semiconductor Manufacturing Co., Ltd.                           25,188,808  150,096,593
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR              1,672,158   51,686,404
*   Tatung Co., Ltd.                                                           95,000       50,980
    Teco Electric and Machinery Co., Ltd.                                   3,410,000    3,082,289
    Tong Yang Industry Co., Ltd.                                              936,000    1,727,820
    Transcend Information, Inc.                                               334,181      912,612
    Tripod Technology Corp.                                                   753,870    1,837,685
    Tung Thih Electronic Co., Ltd.                                             82,000      774,665
    Uni-President Enterprises Corp.                                         7,682,033   13,178,125
    United Microelectronics Corp.                                          38,130,000   13,846,137
    Vanguard International Semiconductor Corp.                              1,699,000    3,070,482
    Voltronic Power Technology Corp.                                           57,350      776,339
    Walsin Lihwa Corp.                                                      5,308,000    2,064,063
    Wan Hai Lines, Ltd.                                                     1,821,800    1,012,491
*   Win Semiconductors Corp.                                                  742,034    2,232,465
    Winbond Electronics Corp.                                               6,597,000    2,708,189
*   Wintek Corp.                                                              604,760        6,619
    Wistron Corp.                                                           5,751,099    4,910,791
    Wistron NeWeb Corp.                                                       186,000      532,428
    WPG Holdings, Ltd.                                                      3,035,869    3,633,629
*   Yageo Corp.                                                               981,579    2,382,907
    Yuanta Financial Holding Co., Ltd.                                     18,588,806    7,381,031
    Yulon Motor Co., Ltd.                                                   1,732,000    1,524,768
    Zhen Ding Technology Holding, Ltd.                                      1,099,700    2,309,701
                                                                                      ------------
TOTAL TAIWAN                                                                           794,506,423
                                                                                      ------------
THAILAND -- (2.7%)
    Advanced Info Service PCL                                               1,440,700    6,546,776
    Airports of Thailand PCL                                                  578,400    6,800,841
    Bangchak Petroleum PCL (The)                                              843,200      844,158
    Bangkok Airways PCL                                                       301,100      188,134
    Bangkok Bank PCL(6077019)                                                 241,500    1,244,881
    Bangkok Bank PCL(6368360)                                                 232,800    1,153,752
    Bangkok Dusit Medical Services PCL Class F                              6,818,900    4,299,335
    Bangkok Life Assurance PCL                                                694,900      962,124
    Banpu PCL                                                               3,035,950    1,672,747
    Berli Jucker PCL                                                        2,432,400    3,454,132
    BTS Group Holdings PCL                                                  3,159,100      749,176
    Bumrungrad Hospital PCL                                                   402,600    2,046,731
    Carabao Group PCL Class F                                                  84,800      181,233
    Central Pattana PCL                                                     1,779,300    2,880,435
    Central Plaza Hotel PCL                                                 1,046,100    1,106,709
    CH Karnchang PCL                                                          680,200      555,403
    Charoen Pokphand Foods PCL                                              4,418,700    3,576,624
    CP ALL PCL                                                              4,313,700    7,412,066
    Delta Electronics Thailand PCL                                            656,900    1,599,806

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
THAILAND -- (Continued)
    Electricity Generating PCL                                                319,300 $  1,831,826
    Energy Absolute PCL                                                     1,783,800    1,443,860
    Global Power Synergy Co., Ltd. Class F                                    101,100      102,650
    Glow Energy PCL                                                           826,500    1,830,929
    Group Lease PCL                                                           361,700      608,654
    Home Product Center PCL                                                10,007,413    2,827,997
    Indorama Ventures PCL                                                   3,391,500    3,371,272
    Intouch Holdings PCL                                                    1,446,700    2,198,195
    IRPC PCL                                                               13,474,400    1,989,971
    Kasikornbank PCL(6888794)                                               1,146,600    6,138,429
    Kasikornbank PCL(6364766)                                                 210,900    1,129,073
    KCE Electronics PCL                                                       431,000    1,334,252
    Krung Thai Bank PCL                                                     6,900,587    3,723,691
    Land & Houses PCL(6581941)                                              4,746,340    1,307,569
    Land & Houses PCL(6581930)                                                790,000      219,881
    Minor International PCL                                                 2,391,770    2,360,523
    MK Restaurants Group PCL                                                  421,700      676,684
    Pruksa Holding PCL                                                      2,958,300    1,957,637
    PTG Energy PCL                                                             66,100       52,565
    PTT Exploration & Production PCL(B1359J0)                               2,414,655    6,720,710
    PTT Exploration & Production PCL(B1359L2)                                  65,409      182,053
    PTT Global Chemical PCL                                                 2,570,472    4,964,274
    PTT PCL                                                                 1,634,600   18,755,422
    Ratchaburi Electricity Generating Holding PCL                             824,700    1,194,538
    Robinson Department Store PCL                                             598,500      985,885
    Siam Cement PCL (The)(6609906)                                            166,400    2,391,321
    Siam Cement PCL (The)(6609928)                                            230,100    3,306,748
    Siam City Cement PCL                                                      163,213    1,302,552
    Siam Commercial Bank PCL (The)                                          1,140,966    4,909,297
    Siam Global House PCL                                                   1,111,898      584,212
*   Thai Airways International PCL                                          1,395,900      852,367
    Thai Oil PCL                                                            1,455,200    2,965,368
    Thai Union Group PCL Class F                                            2,705,940    1,598,510
    Thanachart Capital PCL                                                  1,044,400    1,408,946
    TMB Bank PCL                                                           24,158,000    1,605,502
    Total Access Communication PCL(B1YWK08)                                 1,459,300    1,626,740
    Total Access Communication PCL(B231MK7)                                   423,600      472,204
    TPI Polene PCL                                                         12,385,600      837,198
    True Corp. PCL                                                         27,648,131    5,143,290
    TTW PCL                                                                 2,098,400      637,685
                                                                                      ------------
TOTAL THAILAND                                                                         144,825,543
                                                                                      ------------
TURKEY -- (1.3%)
    Akbank TAS                                                              2,209,103    4,924,079
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                               282,261    1,584,668
    Arcelik A.S.                                                              540,990    3,281,358
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                 333,342    1,206,553
    BIM Birlesik Magazalar A.S.                                               342,629    4,890,845
    Coca-Cola Icecek A.S.                                                     124,347    1,274,672
    Enka Insaat ve Sanayi A.S.                                                547,496      833,472
    Eregli Demir ve Celik Fabrikalari TAS                                   3,170,077    4,884,789
    Ford Otomotiv Sanayi A.S.                                                 126,138    1,167,406
    KOC Holding A.S.                                                          753,593    3,035,700

THE EMERGING MARKETS SERIES
CONTINUED


                                                                            SHARES      VALUE++
                                                                           --------- --------------
TURKEY -- (Continued)
    Petkim Petrokimya Holding A.S.                                         1,293,596 $    1,443,495
    TAV Havalimanlari Holding A.S.                                           341,666      1,406,191
    Tofas Turk Otomobil Fabrikasi A.S.                                       212,178      1,465,195
    Tupras Turkiye Petrol Rafinerileri A.S.                                  261,144      5,677,156
*   Turk Hava Yollari AO                                                   2,046,901      3,005,642
    Turk Telekomunikasyon A.S.                                               699,083      1,044,064
*   Turkcell Iletisim Hizmetleri A.S.                                      1,142,611      3,436,587
*   Turkcell Iletisim Hizmetleri A.S. ADR                                     73,838        550,093
    Turkiye Garanti Bankasi A.S.                                           3,265,633      7,213,333
    Turkiye Halk Bankasi A.S.                                              1,285,231      3,830,242
    Turkiye Is Bankasi Class C                                             2,548,532      4,028,393
    Turkiye Sinai Kalkinma Bankasi A.S.                                       46,878         17,897
    Turkiye Sise ve Cam Fabrikalari A.S.                                   2,730,783      2,926,881
    Turkiye Vakiflar Bankasi TAO Class D                                   1,445,842      1,884,840
    Ulker Biskuvi Sanayi A.S.                                                244,375      1,179,533
*   Yapi ve Kredi Bankasi A.S.                                             2,464,502      2,503,793
                                                                                     --------------
TOTAL TURKEY                                                                             68,696,877
                                                                                     --------------
TOTAL COMMON STOCKS                                                                   4,989,012,698
                                                                                     --------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
    Banco Bradesco SA                                                      2,388,514     24,781,264
    Braskem SA Class A                                                        73,800        762,403
*   Centrais Eletricas Brasileiras SA Class B                                303,700      2,381,038
    Cia Brasileira de Distribuicao                                           310,022      5,700,457
*   Empresa Nacional de Comercio Redito e Participacoes SA                       280          2,177
    Gerdau SA                                                                836,068      3,239,965
    Itau Unibanco Holding SA                                               4,317,027     51,007,760
    Lojas Americanas SA                                                      899,139      4,774,891
*   Petroleo Brasileiro SA                                                 2,825,761     13,471,734
*   Petroleo Brasileiro SA Sponsored ADR                                   1,440,006     13,694,457
    Suzano Papel e Celulose SA Class A                                       798,971      3,398,175
    Telefonica Brasil SA                                                     465,063      6,887,110
    Vale SA                                                                2,522,202     24,469,811
    Vale SA Sponsored ADR                                                    364,278      3,529,854
                                                                                     --------------
TOTAL BRAZIL                                                                            158,101,096
                                                                                     --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                          113,824        410,403
                                                                                     --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                                      209,529      2,253,794
    Bancolombia SA                                                            30,330        285,800
    Grupo Argos SA                                                            28,838        185,762
    Grupo Aval Acciones y Valores SA                                       4,185,719      1,710,209
    Grupo de Inversiones Suramericana SA                                     112,524      1,462,745
                                                                                     --------------
TOTAL COLOMBIA                                                                            5,898,310
                                                                                     --------------
TOTAL PREFERRED STOCKS                                                                  164,409,809
                                                                                     --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                                              SHARES      VALUE++
                                                                            ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*    Korean Air Lines Co., Ltd. Rights 03/07/17                                 22,307 $      106,535
*    Samsung Securities Co., Ltd. Rights 03/08/17                               11,956         62,758
                                                                                       --------------
TOTAL SOUTH KOREA                                                                             169,293
                                                                                       --------------
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 4/30/17                                              76,454             --
                                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                                         169,293
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             5,153,591,800
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
Securities Lending Collateral -- (2.7%)
(S)@ DFA Short Term Investment Fund                                         12,513,179    144,802,508
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,220,051,585)^^                                  $5,298,394,308
                                                                                       ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil                      $ 90,321,540 $  188,277,351   --    $  278,598,891
   Chile                         36,519,366     35,029,120   --        71,548,486
   China                        236,801,482    642,889,086   --       879,690,568
   Colombia                      24,264,079             --   --        24,264,079
   Czech Republic                        --      9,339,792   --         9,339,792
   Egypt                            590,198      6,745,126   --         7,335,324
   Greece                                --     12,212,319   --        12,212,319
   Hungary                               --     21,360,471   --        21,360,471
   India                         30,400,668    567,023,201   --       597,423,869
   Indonesia                      5,788,915    147,380,231   --       153,169,146
   Malaysia                              --    171,396,692   --       171,396,692
   Mexico                       233,922,367             --   --       233,922,367
   Peru                          15,428,955             --   --        15,428,955
   Philippines                    1,773,882     82,454,613   --        84,228,495
   Poland                                --     82,723,213   --        82,723,213
   Russia                         1,470,819    108,126,694   --       109,597,513
   South Africa                  54,130,989    348,979,608   --       403,110,597
   South Korea                   28,059,652    797,573,426   --       825,633,078
   Taiwan                        61,544,289    732,962,134   --       794,506,423
   Thailand                     144,825,543             --   --       144,825,543
   Turkey                           550,093     68,146,784   --        68,696,877
Preferred Stocks
   Brazil                        17,226,488    140,874,608   --       158,101,096
   Chile                                 --        410,403   --           410,403
   Colombia                       5,898,310             --   --         5,898,310
Rights/Warrants
   South Korea                           --        169,293   --           169,293
Securities Lending Collateral            --    144,802,508   --       144,802,508
Futures Contracts**               1,298,295             --   --         1,298,295
                               ------------ --------------   --    --------------
Total                          $990,815,930 $4,308,876,673   --    $5,299,692,603
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                      SHARES     VALUE++
                                                                     --------- -----------
COMMON STOCKS -- (89.6%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia                                       1 $         1
                                                                               -----------
BRAZIL -- (7.9%)
    AES Tiete Energia SA(BZ8W2L7)                                    1,884,997   8,694,320
    AES Tiete Energia SA(BZ8W2J5)                                          878         817
    Aliansce Shopping Centers SA                                     1,034,195   4,906,780
    Alupar Investimento SA                                             971,770   5,695,168
    Arezzo Industria e Comercio SA                                     457,135   4,222,498
*   B2W Cia Digital                                                  1,191,925   4,537,626
*   BR Malls Participacoes SA                                        6,271,332  29,183,447
*   Brasil Brokers Participacoes SA                                  1,971,711   1,096,965
    BrasilAgro - Co. Brasileira de Propriedades Agricolas              122,700     463,503
    CETIP SA - Mercados Organizados                                    945,300  14,116,330
    Cia Brasileira de Distribuicao ADR                                 109,301   2,004,580
    Cia de Saneamento de Minas Gerais-COPASA                           859,792  11,772,811
    Cia Energetica de Minas Gerais                                      96,074     295,950
    Cia Hering                                                       1,553,736   7,641,453
    Cia Paranaense de Energia                                          139,600   1,006,667
    Cia Paranaense de Energia Sponsored ADR                            127,664   1,303,449
*   Cia Siderurgica Nacional SA                                      5,120,808  18,782,297
*   Cosan Logistica SA                                                  46,400      86,768
    CVC Brasil Operadora e Agencia de Viagens SA                       312,586   2,579,430
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          2,823,034  11,603,634
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     41,900     127,769
    Dimed SA Distribuidora da Medicamentos                               1,100     225,971
    Direcional Engenharia SA                                         1,141,009   2,140,589
*   Duratex SA                                                       3,870,633   9,264,515
    EcoRodovias Infraestrutura e Logistica SA                        2,742,407   7,422,773
    EDP - Energias do Brasil SA                                      3,354,014  14,952,172
    Embraer SA                                                         413,427   2,361,514
    Embraer SA ADR                                                     244,133   5,580,880
    Equatorial Energia SA                                            2,114,158  38,973,334
    Estacio Participacoes SA                                         3,477,890  17,547,812
*   Eternit SA                                                       1,383,778     658,792
    Even Construtora e Incorporadora SA                              3,149,788   4,488,641
    Ez Tec Empreendimentos e Participacoes SA                          719,946   4,171,391
    Fleury SA                                                          899,506  10,844,830
    Fras-Le SA                                                          37,875      56,621
    GAEC Educacao SA                                                   255,600   1,086,912
    Gafisa SA                                                        2,453,300   1,915,693
#   Gafisa SA ADR                                                    1,055,947   1,615,599
*   Gol Linhas Aereas Inteligentes SA ADR                                7,677     152,237
    Grendene SA                                                        994,817   5,844,418
    Guararapes Confeccoes SA                                            86,600   1,873,162
    Helbor Empreendimentos SA                                        1,956,928   1,546,400
    Iguatemi Empresa de Shopping Centers SA                            862,737   8,162,735
*   Industria de Bebidas Antarctica Polar SA                            23,000          --
*   International Meal Co. Alimentacao SA                              628,794   1,047,322
    Iochpe Maxion SA                                                   958,784   3,953,012
*   JHSF Participacoes SA                                              680,347     445,164
*   Joao Fortes Engenharia SA                                           66,552      46,465
    JSL SA                                                             681,700   2,086,787

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            SHARES     VALUE++
                                                                           --------- -----------
BRAZIL -- (Continued)
    Kepler Weber SA                                                          135,346 $   847,741
    Light SA                                                                 706,107   4,406,843
    Linx SA                                                                  763,536   4,371,844
    Localiza Rent a Car SA                                                 1,572,075  18,388,314
*   Log-in Logistica Intermodal SA                                            34,830      43,869
*   LPS Brasil Consultoria de Imoveis SA                                     492,379     715,844
    M Dias Branco SA                                                         183,300   7,208,555
*   Magazine Luiza SA                                                          2,100      85,284
*   Magnesita Refratarios SA                                                 414,591   3,224,105
    Mahle-Metal Leve SA                                                      582,076   3,929,781
    Marcopolo SA                                                              14,800      10,385
*   Marfrig Global Foods SA                                                3,988,829   8,178,741
*   Marisa Lojas SA                                                          557,320   1,121,818
*   Mills Estruturas e Servicos de Engenharia SA                             966,926   1,218,447
*   Minerva SA                                                             1,356,769   5,172,417
    MRV Engenharia e Participacoes SA                                      3,307,380  13,395,261
    Multiplan Empreendimentos Imobiliarios SA                                592,100  11,735,482
    Multiplus SA                                                             503,884   5,689,418
    Natura Cosmeticos SA                                                     221,218   1,774,088
    Odontoprev SA                                                          2,874,296  10,225,733
    Paranapanema SA                                                        1,614,056     737,394
    Porto Seguro SA                                                          328,343   2,738,371
    Portobello SA                                                            296,400     249,467
*   Profarma Distribuidora de Produtos Farmaceuticos SA                       13,100      36,081
*   Prumo Logistica SA                                                       215,478     557,626
    QGEP Participacoes SA                                                  1,081,894   1,949,784
    Qualicorp SA                                                           2,351,105  15,377,497
*   Restoque Comercio e Confeccoes de Roupas SA                              862,054   1,107,928
    Rodobens Negocios Imobiliarios SA                                        136,138     300,376
*   Rumo Logistica Operadora Multimodal SA                                 6,787,474  16,166,675
*   Santos Brasil Participacoes SA                                         2,646,940   1,797,892
    Sao Carlos Empreendimentos e Participacoes SA                             60,059     509,008
    Sao Martinho SA                                                        1,927,386  12,516,488
    Ser Educacional SA                                                       242,300   1,363,860
    SLC Agricola SA                                                          602,513   3,139,619
    Smiles SA                                                                505,800   8,347,309
    Sonae Sierra Brasil SA                                                   271,446   1,592,287
    Sul America SA                                                         2,733,065  16,124,110
    T4F Entretenimento SA                                                     23,200      47,119
    Technos SA                                                               221,800     284,465
    Tecnisa SA                                                             1,422,252   1,259,705
*   Tegma Gestao Logistica SA                                                 11,700      34,947
    Totvs SA                                                               1,272,826  10,541,441
    TPI - Triunfo Participacoes e Investimentos SA                           264,501     251,891
    Transmissora Alianca de Energia Eletrica SA                            1,918,518  13,064,977
    Tupy SA                                                                   82,900     313,598
*   Usinas Siderurgicas de Minas Gerais SA                                    42,600     111,829
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
      Identificacao SA                                                       731,587   5,564,857
    Via Varejo SA(BGSHPP4)                                                   923,614   2,629,185

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
BRAZIL -- (Continued)
    Via Varejo SA(B7VY430)                                                    205,862 $    212,263
                                                                                      ------------
TOTAL BRAZIL                                                                           499,260,022
                                                                                      ------------
CHILE -- (1.5%)
    AES Gener SA                                                              529,923      184,738
    Aguas Andinas SA Class A                                                   74,530       40,479
    Banmedica SA                                                            1,766,850    3,514,067
    Besalco SA                                                              2,390,338      940,227
    CAP SA                                                                    862,485    7,937,418
    Cementos BIO BIO SA                                                       352,724      353,810
*   Cia Sud Americana de Vapores SA                                        83,158,444    2,493,514
    Clinica LAS Condes SA                                                         349       19,098
    Cristalerias de Chile SA                                                  130,323    1,256,531
    Embotelladora Andina SA Class B ADR                                        42,803      920,265
*   Empresa Nacional de Telecomunicaciones SA                                 793,701    8,585,974
*   Empresas AquaChile SA                                                   1,281,212      678,637
    Empresas Hites SA                                                       1,123,113      806,585
*   Empresas La Polar SA                                                    7,433,099      338,084
    Engie Energia Chile SA                                                  5,715,431    9,428,999
    Enjoy SA                                                                1,143,197       83,237
    Forus SA                                                                  831,953    2,655,399
    Grupo Security SA                                                       2,669,469      917,796
    Inversiones Aguas Metropolitanas SA                                     4,130,206    5,948,773
    Inversiones La Construccion SA                                            272,822    3,555,093
    Masisa SA                                                              15,573,604      758,292
*   Multiexport Foods SA                                                    3,644,198    1,270,039
    Parque Arauco SA                                                        7,598,828   18,449,511
    PAZ Corp. SA                                                            1,298,993      960,651
    Ripley Corp. SA                                                         9,264,270    5,569,927
    Salfacorp SA                                                            2,505,798    1,791,356
    Sigdo Koppers SA                                                          760,375      973,163
    Sociedad Matriz SAAM SA                                                35,610,494    2,860,401
    Socovesa SA                                                             2,895,998      882,304
    Sonda SA                                                                2,403,460    3,909,540
    Vina Concha y Toro SA                                                   5,557,974    9,041,237
    Vina Concha y Toro SA Sponsored ADR                                         2,025       66,157
                                                                                      ------------
TOTAL CHILE                                                                             97,191,302
                                                                                      ------------
CHINA -- (14.1%)
*   21Vianet Group, Inc. ADR                                                  276,847    1,984,993
    361 Degrees International, Ltd.                                         5,552,000    2,378,074
#*  500.com, Ltd. Class A ADR                                                  87,359    1,171,484
*   51job, Inc. ADR                                                            31,224    1,098,460
    Agile Group Holdings, Ltd.                                             12,661,500    6,761,049
    Ajisen China Holdings, Ltd.                                             3,968,000    1,587,570
    AMVIG Holdings, Ltd.                                                    2,508,000      859,753
    Anhui Expressway Co., Ltd. Class H                                      2,770,000    2,056,513
*   Anton Oilfield Services Group                                          10,586,000    1,573,619
*   Anxin-China Holdings, Ltd.                                             16,347,000      152,116
*   Art Group Holdings, Ltd.                                                  320,000       39,129
#   Asia Cement China Holdings Corp.                                        2,769,000      683,559
#*  Asian Citrus Holdings, Ltd.                                             2,314,000      134,207

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
CHINA -- (Continued)
#   Ausnutria Dairy Corp., Ltd.                                                63,000 $   24,658
*   AVIC International Holding HK, Ltd.                                    10,932,000    699,603
    AVIC International Holdings, Ltd. Class H                               1,902,000  1,004,882
    AviChina Industry & Technology Co., Ltd. Class H                        1,322,000    970,436
    Bank of Chongqing Co., Ltd. Class H                                     2,035,000  1,751,892
*   Baofeng Modern International Holdings Co., Ltd.                           234,000     26,489
#*  Baoxin Auto Group, Ltd.                                                 1,292,992    437,022
    Baoye Group Co., Ltd. Class H                                           1,758,000  1,300,246
    Beijing Capital International Airport Co., Ltd. Class H                   400,000    386,969
    Beijing Capital Land, Ltd. Class H                                      8,472,500  3,349,288
#*  Beijing Enterprises Environment Group, Ltd.                                55,000      9,884
*   Beijing Enterprises Medical & Health Group, Ltd.                        6,894,000    376,321
    Beijing Jingneng Clean Energy Co., Ltd. Class H                         9,590,000  2,853,085
#   Beijing North Star Co., Ltd. Class H                                    7,178,000  2,265,192
#*  Beijing Properties Holdings, Ltd.                                       5,990,000    284,871
    Beijing Urban Construction Design & Development Group Co., Ltd. Class
      H                                                                     1,651,000  1,041,522
    Best Pacific International Holdings, Ltd.                               1,584,000  1,291,298
*   Besunyen Holdings Co., Ltd.                                             1,155,000     77,167
    Billion Industrial Holdings, Ltd.                                          64,000     48,672
#*  Biostime International Holdings, Ltd.                                   1,318,000  4,496,242
*   Bitauto Holdings, Ltd. ADR                                                126,701  2,470,670
*   Blockchain Group co., Ltd.                                              1,332,000      4,452
#   Bloomage Biotechnology Corp., Ltd.                                      1,030,000  1,570,878
#   Boer Power Holdings, Ltd.                                               2,277,000    868,133
    Bosideng International Holdings, Ltd.                                  19,500,000  1,701,023
#*  Boyaa Interactive International, Ltd.                                   1,505,000    763,473
    Brilliant Circle Holdings International, Ltd.                             250,000     44,656
    BYD Electronic International Co., Ltd.                                  4,498,315  3,608,761
    C C Land Holdings, Ltd.                                                 9,611,343  2,912,201
#*  C.banner International Holdings, Ltd.                                   2,711,000    802,551
    Cabbeen Fashion, Ltd.                                                   1,419,000    375,997
#   Canvest Environmental Protection Group Co., Ltd.                        4,097,000  2,057,938
#*  Capital Environment Holdings, Ltd.                                      2,122,000     67,242
#*  CAR, Inc.                                                               4,398,000  4,228,772
    Carrianna Group Holdings Co., Ltd.                                      1,855,257    181,293
    CECEP COSTIN New Materials Group, Ltd.                                  4,494,000    260,643
    Central China Real Estate, Ltd.                                         5,388,626  1,206,026
#   Central China Securities Co., Ltd. Class H                              6,685,000  3,398,882
    Century Sunshine Group Holdings, Ltd.                                  12,725,000    482,603
*   CGN Meiya Power Holdings Co., Ltd.                                      6,622,000    992,187
    Changshouhua Food Co., Ltd.                                             1,773,000    875,741
*   Changyou.com, Ltd. ADR                                                     44,875  1,082,385
    Chaowei Power Holdings, Ltd.                                            4,319,000  3,551,370
*   Cheetah Mobile, Inc. ADR                                                  153,233  1,513,942
*   Chigo Holding, Ltd.                                                    20,666,000    286,550
#   China Aerospace International Holdings, Ltd.                           17,006,500  2,225,965
*   China Agri-Industries Holdings, Ltd.                                   14,885,800  6,867,463
*   China Agri-Products Exchange, Ltd.                                      2,545,000    393,121
#   China All Access Holdings, Ltd.                                         5,306,000  1,628,443
    China Aluminum Cans Holdings, Ltd.                                        432,000     79,962
*   China Animal Healthcare, Ltd.                                           3,671,000    461,306
#   China Animation Characters Co., Ltd.                                    2,275,000  1,068,850
    China Aoyuan Property Group, Ltd.                                       8,499,000  1,921,272

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
    China BlueChemical, Ltd. Class H                                       11,684,000 $ 4,042,486
*   China City Infrastructure Group, Ltd.                                   1,220,000      74,918
#*  China City Railway Transportation Technology Holdings Co., Ltd.         1,308,000     263,085
    China Communications Services Corp., Ltd. Class H                      10,758,000   7,312,980
    China Creative Global Holdings, Ltd.                                      150,000       6,761
*   China Datang Corp. Renewable Power Co., Ltd. Class H                   14,673,000   1,300,280
*   China Daye Non-Ferrous Metals Mining, Ltd.                              2,990,000      57,944
#   China Dongxiang Group Co., Ltd.                                        20,597,985   3,838,971
*   China Dredging Environment Protection Holdings, Ltd.                    1,597,000      67,910
#*  China Dynamics Holdings, Ltd.                                           8,670,000     329,136
#   China Electronics Corp. Holdings Co., Ltd.                              3,084,000     608,494
*   China Electronics Optics Valley Union Holding Co., Ltd.                 4,132,000     440,136
*   China Energine International Holdings, Ltd.                             3,662,000     276,335
*   China Environmental Technology and Bioenergy Holdings, Ltd.             1,620,000      30,376
    China Everbright, Ltd.                                                  4,664,000   8,904,646
#*  China Fiber Optic Network System Group, Ltd.                            9,639,999     869,711
    China Financial Services Holdings, Ltd.                                 6,124,000     574,480
*   China Fire Safety Enterprise Group, Ltd.                                  745,000      31,085
    China Foods, Ltd.                                                       6,794,000   3,063,296
    China Fordoo Holdings, Ltd.                                               386,000     387,728
*   China Glass Holdings, Ltd.                                              4,632,000     500,563
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A          516,000      99,641
    China Greenfresh Group Co., Ltd.                                        1,037,000     497,734
#   China Greenland Broad Greenstate Group Co., Ltd.                        4,644,000     807,130
#*  China Hanking Holdings, Ltd.                                            3,032,000     420,552
#   China Harmony New Energy Auto Holding, Ltd.                             5,579,000   2,668,990
*   China High Precision Automation Group, Ltd.                             1,289,000      38,003
*   China Huiyuan Juice Group, Ltd.                                         4,929,500   1,682,590
*   China ITS Holdings Co., Ltd.                                            3,835,412     279,005
    China Jinmao Holdings Group, Ltd.                                      25,826,300   7,580,638
    China Lesso Group Holdings, Ltd.                                        7,387,000   5,036,860
    China Lilang, Ltd.                                                      3,231,000   1,953,589
*   China Longevity Group Co., Ltd.                                         1,076,350      35,652
#*  China LotSynergy Holdings, Ltd.                                        27,340,000     930,097
#*  China Lumena New Materials Corp.                                       14,530,000          --
#   China Machinery Engineering Corp. Class H                               5,566,000   3,582,021
#   China Maple Leaf Educational Systems, Ltd.                              3,642,000   2,193,506
#   China Medical System Holdings, Ltd.                                     3,131,500   5,102,884
#   China Merchants Land, Ltd.                                              8,898,000   1,256,163
#*  China Metal Recycling Holdings, Ltd.                                    2,401,686          --
#*  China Modern Dairy Holdings, Ltd.                                      14,076,000   3,471,066
#   China National Building Material Co., Ltd. Class H                     18,620,000  10,889,457
    China National Materials Co., Ltd. Class H                              8,021,000   2,082,948
#*  China New Town Development Co., Ltd.                                   11,283,148     559,009
#   China NT Pharma Group Co., Ltd.                                         4,363,500     923,544
#*  China Ocean Resources Co., Ltd.                                           537,630     580,197
*   China Oceanwide Holdings, Ltd.                                            934,000      95,991
*   China Oil & Gas Group, Ltd.                                            31,738,000   2,437,247
*   China Outfitters Holdings, Ltd.                                            24,000       1,205
*   China Overseas Grand Oceans Group, Ltd.                                 6,949,500   2,314,993
*   China Packaging Holdings Development, Ltd.                                185,000      36,488
#   China Pioneer Pharma Holdings, Ltd.                                     2,285,000     748,468
    China Power International Development, Ltd.                            19,290,000   6,951,672

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
CHINA -- (Continued)
#   China Power New Energy Development Co., Ltd.                            3,540,499 $2,005,291
*   China Properties Group, Ltd.                                            2,640,000    645,484
#*  China Rare Earth Holdings, Ltd.                                        10,356,799    862,007
    China Resources Cement Holdings, Ltd.                                  12,270,000  5,683,580
*   China Resources Phoenix Healthcare Holdings Co., Ltd.                   3,464,000  4,660,373
*   China Ruifeng Renewable Energy Holdings, Ltd.                           4,572,000    517,318
    China Sanjiang Fine Chemicals Co., Ltd.                                 3,493,000  1,097,736
    China SCE Property Holdings, Ltd.                                       9,510,200  3,044,147
#*  China Shanshui Cement Group, Ltd.                                      11,268,000  1,479,861
#*  China Shengmu Organic Milk, Ltd.                                        6,066,000  1,621,976
    China Shineway Pharmaceutical Group, Ltd.                               2,378,200  2,739,122
#   China Silver Group, Ltd.                                                5,286,000    983,154
#   China Singyes Solar Technologies Holdings, Ltd.                         4,032,040  1,960,040
#   China South City Holdings, Ltd.                                        20,928,000  4,482,779
*   China Starch Holdings, Ltd.                                             5,040,000    110,192
    China Sunshine Paper Holdings Co., Ltd.                                    80,000     15,727
#   China Suntien Green Energy Corp., Ltd. Class H                         10,975,000  1,693,162
*   China Taifeng Beddings Holdings, Ltd.                                   1,336,000     34,868
#   China Tian Lun Gas Holdings, Ltd.                                       1,095,000  1,043,320
#   China Traditional Chinese Medii                                        11,588,000  5,460,613
#   China Travel International Investment Hong Kong, Ltd.                  15,263,900  4,269,702
*   China Vanadium Titano - Magnetite Mining Co., Ltd.                      3,680,000    164,610
#   China Vast Industrial Urban Development Co., Ltd.                         225,000     89,527
    China Water Affairs Group, Ltd.                                         6,844,000  4,655,215
#*  China Water Industry Group, Ltd.                                        4,296,000    828,517
    China XLX Fertiliser, Ltd.                                                114,000     40,156
#*  China Yurun Food Group, Ltd.                                            9,962,000  1,547,138
#   China ZhengTong Auto Services Holdings, Ltd.                            6,284,000  2,225,698
#   China Zhongwang Holdings, Ltd.                                          8,531,200  3,766,461
#*  Chinasoft International, Ltd.                                          12,224,000  5,865,930
*   Chinese People Holdings Co., Ltd.                                       1,855,709     29,101
    Chongqing Machinery & Electric Co., Ltd. Class H                        7,968,000    940,284
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.              2,662,000    376,646
    Chu Kong Shipping Enterprises Group Co., Ltd.                             144,000     37,294
    CIFI Holdings Group Co., Ltd.                                          15,672,000  4,406,333
#   CIMC Enric Holdings, Ltd.                                               4,908,000  2,738,480
*   CITIC Dameng Holdings, Ltd.                                             3,492,000    250,409
#*  CITIC Resources Holdings, Ltd.                                         17,098,600  2,499,729
#   Citychamp Watch & Jewellery Group, Ltd.                                11,676,000  2,669,939
    Clear Media, Ltd.                                                         328,000    343,542
*   Coastal Greenland, Ltd.                                                 5,286,000    155,291
#*  Cogobuy Group                                                           3,381,000  4,591,127
#*  Colour Life Services Group Co., Ltd.                                    1,169,000    765,457
    Comba Telecom Systems Holdings, Ltd.                                    8,987,338  1,695,753
*   Comtec Solar Systems Group, Ltd.                                        4,958,000    223,168
    Concord New Energy Group, Ltd.                                         28,974,964  1,595,507
    Consun Pharmaceutical Group, Ltd.                                       2,102,000  1,021,326
*   Coolpad Group, Ltd.                                                    21,096,800  2,246,530
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H                  4,714,000  2,605,479
    COSCO SHIPPING International Hong Kong Co., Ltd.                        2,919,000  1,314,366
    COSCO SHIPPING Ports, Ltd.                                              4,371,172  4,343,762
*   Coslight Technology International Group Co., Ltd.                         808,000    554,074
#   Cosmo Lady China Holdings Co., Ltd.                                     3,712,000  1,134,883

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
    CP Pokphand Co., Ltd.                                                  39,338,594 $ 4,599,749
    CPMC Holdings, Ltd.                                                     2,672,000   1,287,829
#   CT Environmental Group, Ltd.                                           14,380,000   3,120,198
*   Da Ming International Holdings, Ltd.                                      862,000     434,646
*   DaChan Food Asia, Ltd.                                                  1,523,955     137,148
    Dah Chong Hong Holdings, Ltd.                                           5,784,000   2,352,879
#   Dalian Port PDA Co., Ltd. Class H                                       2,640,400     456,922
*   Daphne International Holdings, Ltd.                                     7,022,000     629,197
    Dawnrays Pharmaceutical Holdings, Ltd.                                  3,002,943   1,829,877
#*  DBA Telecommunication Asia Holdings, Ltd.                               2,108,000      17,823
#*  Differ Group Holding Co., Ltd.                                          3,704,000     351,516
#   Digital China Holdings, Ltd.                                            6,937,800   6,061,096
#   Dongfang Electric Corp., Ltd. Class H                                   1,700,000   1,714,222
#   Dongjiang Environmental Co., Ltd. Class H                                 529,975     899,030
*   Dongyue Group, Ltd.                                                     7,432,000     492,152
    Dragon Crown Group Holdings, Ltd.                                          62,000      11,672
    Dynagreen Environmental Protection Group Co., Ltd. Class H              2,605,000   1,234,985
#*  Dynasty Fine Wines Group, Ltd.                                          1,614,000      56,165
#*  eHi Car Services, Ltd. Sponsored ADR                                       25,901     262,377
    Embry Holdings, Ltd.                                                      473,000     214,744
    EVA Precision Industrial Holdings, Ltd.                                 7,474,435   1,005,785
#*  EverChina International Holdings Co., Ltd.                             12,635,000     510,771
*   Evergreen International Holdings, Ltd.                                  1,208,000     139,626
*   Extrawell Pharmaceutical Holdings, Ltd.                                 1,337,921      47,068
*   Fantasia Holdings Group Co., Ltd.                                      12,777,000   1,588,289
    Far East Horizon, Ltd.                                                  7,826,000   7,134,403
#   Feiyu Technology International Co., Ltd.                                1,636,500     243,263
    First Tractor Co., Ltd. Class H                                           965,176     603,211
*   Forgame Holdings, Ltd.                                                    107,100     114,523
    Freetech Road Recycling Technology Holdings, Ltd.                       2,164,000     232,107
#   Fu Shou Yuan International Group, Ltd.                                  5,509,000   3,100,171
*   Fufeng Group, Ltd.                                                      7,458,600   4,299,601
#*  Fuguiniao Co., Ltd. Class H                                             2,430,200     911,454
#   Fullshare Holdings, Ltd.                                               16,902,499   7,121,309
    Future Land Development Holdings, Ltd.                                 11,748,000   2,648,240
#*  GCL-Poly Energy Holdings, Ltd.                                         80,160,000  10,359,659
    Gemdale Properties & Investment Corp., Ltd.                             6,426,000     403,519
*   Glorious Property Holdings, Ltd.                                       17,532,501   1,689,561
    Goldbond Group Holdings, Ltd.                                             210,000       7,142
#   Golden Eagle Retail Group, Ltd.                                         3,432,000   4,972,250
#*  Golden Meditech Holdings, Ltd.                                          8,700,789   1,382,381
    Golden Throat Holdings Group Co., Ltd.                                    479,500     191,164
    Goldlion Holdings, Ltd.                                                 1,705,962     679,136
#   Goldpac Group, Ltd.                                                     2,097,000     604,232
#   GOME Electrical Appliances Holding, Ltd.                               84,442,000  10,509,317
    Good Friend International Holdings, Inc.                                  398,667      89,289
#   Goodbaby International Holdings, Ltd.                                   6,009,000   2,620,045
    Greatview Aseptic Packaging Co., Ltd.                                   6,723,000   3,197,609
#*  Greenland Hong Kong Holdings, Ltd.                                      5,981,000   1,328,603
#*  Greentown China Holdings, Ltd.                                          5,467,648   4,494,031
*   Guangdong Land Holdings, Ltd.                                           4,600,800   1,124,395
    Guangdong Yueyun Transportation Co., Ltd. Class H                       1,103,000     620,168
#   Guangzhou R&F Properties Co., Ltd. Class H                              1,484,000   1,903,367

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
*   Guodian Technology & Environment Group Corp., Ltd. Class H              4,870,000 $   343,885
    Guolian Securities Co., Ltd. Class H                                      659,000     350,038
*   Haichang Ocean Park Holdings, Ltd.                                      4,703,000   1,082,642
    Haitian International Holdings, Ltd.                                    3,862,000   7,856,215
*   Hanergy Thin Film Power Group, Ltd.                                    17,084,000      83,831
    Harbin Bank Co., Ltd. Class H                                             381,000     117,032
    Harbin Electric Co., Ltd. Class H                                       4,455,413   2,218,276
#   Harmonicare Medical Holdings, Ltd.                                        557,000     335,962
#*  HC International, Inc.                                                    424,000     347,435
    Henderson Investment, Ltd.                                              1,078,000      90,039
#*  Hengdeli Holdings, Ltd.                                                17,125,399   2,152,758
*   Hengshi Mining Investments, Ltd.                                          154,000      52,015
*   Hi Sun Technology China, Ltd.                                           7,503,000   1,228,895
*   Hidili Industry International Development, Ltd.                         1,329,339      12,524
#   Hilong Holding, Ltd.                                                    4,496,000   1,111,875
    Hisense Kelon Electrical Holdings Co., Ltd. Class H                       354,000     321,736
*   HKC Holdings, Ltd.                                                        846,577     440,119
#*  HNA Holding Group Co., Ltd.                                             4,550,000     169,276
    HNA Infrastructure Co., Ltd. Class H                                      603,000     582,963
*   Honghua Group, Ltd.                                                    13,372,000   1,416,525
#   Honworld Group, Ltd.                                                      616,500     373,340
    Hopefluent Group Holdings, Ltd.                                         1,397,670     399,637
    Hopewell Highway Infrastructure, Ltd.                                   4,163,000   2,192,928
    Hopson Development Holdings, Ltd.                                       4,456,000   3,920,652
#   HOSA International, Ltd.                                                4,586,000   1,573,839
#   Hua Han Health Industry Holdings, Ltd.                                 25,871,698   1,325,446
    Hua Hong Semiconductor, Ltd.                                              877,000     976,234
    Huadian Fuxin Energy Corp., Ltd. Class H                               16,248,000   3,772,784
*   Huajun Holdings, Ltd.                                                     112,000      10,238
    Huaneng Renewables Corp., Ltd. Class H                                 23,760,000   7,373,632
*   Huiyin Smart Community Co., Ltd.                                        2,206,000     201,008
    Hydoo International Holding, Ltd.                                       1,884,000     161,908
#*  IMAX China Holding, Inc.                                                  344,600   1,596,817
    Inner Mongolia Yitai Coal Co., Ltd. Class H                                40,000      35,137
    Inspur International, Ltd.                                              2,160,000     513,724
#   Intime Retail Group Co., Ltd.                                           9,442,000  11,651,882
*   InvesTech Holdings, Ltd.                                                1,855,000     349,007
#   Jiangnan Group, Ltd.                                                    9,664,000   1,366,343
#*  JinkoSolar Holding Co., Ltd. ADR                                          108,782   1,557,758
#   Joy City Property, Ltd.                                                 8,442,000   1,083,617
    Ju Teng International Holdings, Ltd.                                    5,266,000   1,687,510
    K Wah International Holdings, Ltd.                                      2,240,000   1,118,893
*   Kai Yuan Holdings, Ltd.                                                13,400,000     146,317
#*  Kaisa Group Holdings, Ltd.                                              9,828,000     370,502
#   Kangda International Environmental Co., Ltd.                            3,672,000     890,839
*   Kasen International Holdings, Ltd.                                      3,308,000     618,163
    Kingboard Chemical Holdings, Ltd.                                       4,301,921  14,803,073
    Kingboard Laminates Holdings, Ltd.                                      5,858,500   6,445,844
#*  Kingdee International Software Group Co., Ltd.                         13,089,200   4,983,038
    Kingsoft Corp., Ltd.                                                    1,655,000   3,464,876
#*  Ko Yo Chemical Group, Ltd.                                              4,280,000     112,712
#   Koradior Holdings, Ltd.                                                 1,008,000   1,209,634
    KWG Property Holding, Ltd.                                             10,330,450   5,936,417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
#*  Labixiaoxin Snacks Group, Ltd.                                          1,729,000 $   133,493
    Lai Fung Holdings, Ltd.                                                28,983,012     713,554
    Le Saunda Holdings, Ltd.                                                2,049,799     431,136
    Lee & Man Chemical Co., Ltd.                                              998,785     348,478
    Lee & Man Paper Manufacturing, Ltd.                                     8,847,000   7,952,350
#   Lee's Pharmaceutical Holdings, Ltd.                                     1,246,000   1,090,566
    Leoch International Technology, Ltd.                                      953,000     129,265
#*  Leyou Technologies Holdings, Ltd.                                       8,220,000   1,699,119
*   Li Ning Co., Ltd.                                                       4,085,000   2,592,308
*   Lianhua Supermarket Holdings Co., Ltd. Class H                          2,474,600     887,596
*   Lifestyle China Group, Ltd.                                               232,000      54,323
#*  Lifetech Scientific Corp.                                              14,460,000   3,318,862
    Livzon Pharmaceutical Group, Inc. Class H                                 511,180   2,927,370
#   Logan Property Holdings Co., Ltd.                                       6,964,000   2,824,291
    Lonking Holdings, Ltd.                                                 14,022,000   3,673,717
*   Loudong General Nice Resources China Holdings, Ltd.                     2,769,140     161,326
#   Luye Pharma Group, Ltd.                                                 9,471,000   6,257,856
*   Maanshan Iron & Steel Co., Ltd. Class H                                 9,808,000   3,594,253
#*  Maoye International Holdings, Ltd.                                      7,898,000     800,636
*   Microport Scientific Corp.                                              2,495,000   1,846,837
*   MIE Holdings Corp.                                                      2,752,000     268,118
    MIN XIN Holdings, Ltd.                                                    786,000     702,840
*   Mingfa Group International Co., Ltd.                                    7,108,000     649,338
*   Mingyuan Medicare Development Co., Ltd.                                 6,950,000      38,607
    Minmetals Land, Ltd.                                                    7,924,000     945,271
    Minth Group, Ltd.                                                       3,905,000  12,628,789
#*  MMG, Ltd.                                                              18,430,999   6,115,645
    MOBI Development Co., Ltd.                                              1,014,000     166,923
    Modern Land China Co., Ltd.                                             1,890,000     284,667
#*  Munsun Capital Group, Ltd.                                             33,634,318     985,291
#*  National Agricultural Holdings, Ltd.                                    1,370,000     272,317
    Nature Home Holding Co., Ltd.                                             520,000      72,663
#   NetDragon Websoft Holdings, Ltd.                                          108,044     314,416
*   New World Department Store China, Ltd.                                  3,221,462     463,897
    Nexteer Automotive Group, Ltd.                                          5,024,000   6,240,496
    Nine Dragons Paper Holdings, Ltd.                                       6,557,000   7,546,681
#*  Noah Holdings, Ltd. ADR                                                    76,826   1,778,522
#*  North Mining Shares Co., Ltd.                                          69,020,000   1,534,400
#*  NQ Mobile, Inc. Class A ADR                                               191,675     730,282
#   NVC Lighting Holdings, Ltd.                                             7,392,000     892,229
*   O-Net Technologies Group, Ltd.                                          1,529,000     811,692
#*  Ourgame International Holdings, Ltd.                                    1,344,000     507,075
    Overseas Chinese Town Asia Holdings, Ltd.                               1,750,183     686,263
#*  Ozner Water International Holding, Ltd.                                 1,194,000     284,489
#   Pacific Online, Ltd.                                                    3,033,365     798,176
#   Parkson Retail Group, Ltd.                                              8,210,500     928,478
#   PAX Global Technology, Ltd.                                             5,312,000   3,701,838
*   Phoenix New Media, Ltd. ADR                                                22,411      75,973
#   Phoenix Satellite Television Holdings, Ltd.                             8,296,000   1,438,033
*   Ping An Securities Group Holdings, Ltd.                                21,300,000     248,438
#   Poly Culture Group Corp., Ltd. Class H                                    428,600     966,176
#*  Poly Property Group Co., Ltd.                                          16,591,000   6,452,618
#   Pou Sheng International Holdings, Ltd.                                 14,373,806   3,266,579

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES      VALUE++
                                                                           ----------- -----------
CHINA -- (Continued)
    Powerlong Real Estate Holdings, Ltd.                                     9,705,000 $ 2,846,121
*   Prosperity International Holdings HK, Ltd.                               9,680,000     174,043
#*  PW Medtech Group, Ltd.                                                   4,922,000   1,335,141
*   Q Technology Group Co., Ltd.                                             1,891,000   1,270,722
    Qingdao Port International Co., Ltd. Class H                             1,492,000     851,011
    Qingling Motors Co., Ltd. Class H                                        3,136,000   1,029,937
#   Qinhuangdao Port Co., Ltd. Class H                                       2,008,500     477,359
*   Qunxing Paper Holdings Co., Ltd.                                           669,913      32,637
*   Real Gold Mining, Ltd.                                                     300,500      10,186
    Real Nutriceutical Group, Ltd.                                           6,829,000     534,526
    Red Star Macalline Group Corp., Ltd. Class H                               852,000     854,904
#*  Redco Properties Group, Ltd.                                             2,794,000   1,195,541
#*  Renhe Commercial Holdings Co., Ltd.                                    114,519,000   2,910,110
#*  REXLot Holdings, Ltd.                                                   59,701,502   1,059,190
    Road King Infrastructure, Ltd.                                           2,030,000   1,747,671
#*  Sany Heavy Equipment International Holdings Co., Ltd.                    7,290,000   1,298,061
*   Scud Group, Ltd.                                                         1,876,000      47,148
#   Seaspan Corp.                                                              165,176   1,585,690
    Shandong Chenming Paper Holdings, Ltd. Class H                           1,886,000   2,155,629
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H                 10,952,000   7,164,449
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                           476,000     329,337
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H      10,832,000   1,005,531
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H                    726,000     523,441
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H           1,277,000   1,027,879
    Shanghai Haohai Biological Technology Co., Ltd. Class H                      9,100      43,478
    Shanghai Industrial Holdings, Ltd.                                       3,132,000   8,429,104
#   Shanghai Industrial Urban Development Group, Ltd.                       11,912,000   3,116,285
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H          7,356,000   1,971,027
    Shanghai Prime Machinery Co., Ltd. Class H                               5,106,000     947,482
*   Shanghai Zendai Property, Ltd.                                           9,680,000     153,754
    Sheen Tai Holdings Grp Co., Ltd.                                         2,482,000     263,873
*   Shengli Oil & Gas Pipe Holdings, Ltd.                                    2,272,500     103,465
    Shenguan Holdings Group, Ltd.                                            7,096,000     518,210
    Shenzhen Expressway Co., Ltd. Class H                                    4,196,400   3,823,602
    Shenzhen International Holdings, Ltd.                                    7,240,222  10,418,299
    Shenzhen Investment, Ltd.                                               22,334,874   9,081,666
#*  Shougang Concord International Enterprises Co., Ltd.                    23,466,000     796,530
    Shougang Fushan Resources Group, Ltd.                                   18,634,000   3,634,774
    Shui On Land, Ltd.                                                      25,913,143   5,460,563
#*  Shunfeng International Clean Energy, Ltd.                                9,212,000     583,068
#   Sichuan Expressway Co., Ltd. Class H                                     5,288,000   2,014,231
    Sihuan Pharmaceutical Holdings Group, Ltd.                              26,691,000   7,856,402
*   Silver Grant International Industries, Ltd.                              4,698,000     589,956
#*  Silverman Holdings, Ltd.                                                 2,410,000     378,033
*   SIM Technology Group, Ltd.                                               1,050,000      43,153
#*  Sino Oil And Gas Holdings, Ltd.                                         70,712,766   1,732,617
*   Sino-I Technology, Ltd.                                                  3,950,000      54,543
    Sino-Ocean Group Holdings, Ltd.                                          3,766,000   1,621,910
#   Sinofert Holdings, Ltd.                                                 15,347,327   2,561,743
*   Sinolink Worldwide Holdings, Ltd.                                       12,560,800   1,516,271
#   SinoMedia Holding, Ltd.                                                  1,126,000     272,108
    Sinopec Engineering Group Co., Ltd. Class H                              1,284,000   1,042,750
#   Sinopec Kantons Holdings, Ltd.                                           5,380,000   2,628,554

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
CHINA -- (Continued)
#   Sinosoft Technology Group, Ltd.                                         3,417,599 $ 1,064,119
#*  Sinotrans Shipping, Ltd.                                                5,155,586   1,055,572
    Sinotrans, Ltd. Class H                                                13,125,000   5,455,679
    Sinotruk Hong Kong, Ltd.                                                4,613,500   3,459,183
*   Skyfame Realty Holdings, Ltd.                                           1,078,000     128,612
#   Skyworth Digital Holdings, Ltd.                                        12,399,447   8,178,718
#   SMI Holdings Group, Ltd.                                               27,840,066   2,607,969
#*  SOHO China, Ltd.                                                       14,892,500   7,534,193
*   Sohu.com, Inc.                                                             99,903   3,963,152
*   Sound Global, Ltd.                                                        494,000     123,500
#*  Sparkle Roll Group, Ltd.                                                6,040,000     534,511
    Springland International Holdings, Ltd.                                 4,720,000     850,026
#*  SPT Energy Group, Inc.                                                  4,970,000     492,744
*   SRE Group, Ltd.                                                        26,124,346     655,764
#   SSY Group, Ltd.                                                        14,173,152   4,545,974
    Suchuang Gas Corp., Ltd.                                                   40,000      11,375
    Sun King Power Electronics Group                                        1,436,000     282,543
#   Sunac China Holdings, Ltd.                                             13,947,000  12,389,665
#   Sunshine 100 China Holdings, Ltd.                                         130,000      50,247
    Symphony Holdings, Ltd.                                                 5,830,000     569,727
#   Tarena International, Inc. ADR                                             91,598   1,354,734
*   Taung Gold International, Ltd.                                          3,560,000      39,715
#   TCC International Holdings, Ltd.                                       10,116,647   2,441,646
    TCL Multimedia Technology Holdings, Ltd.                                3,700,510   1,710,172
#*  Tech Pro Technology Development, Ltd.                                   8,466,000     188,347
#   Technovator International, Ltd.                                         3,000,000   1,158,103
    Tenfu Cayman Holdings Co., Ltd.                                           216,000      72,216
#   Tenwow International Holdings, Ltd.                                     3,414,000   1,006,512
    Texhong Textile Group, Ltd.                                             2,002,000   2,777,490
#   Tian An China Investment Co., Ltd.                                      1,383,000     800,930
*   Tian Ge Interactive Holdings, Ltd.                                         61,000      36,790
    Tian Shan Development Holdings, Ltd.                                    1,742,000     742,285
    Tiande Chemical Holdings, Ltd.                                             64,000      16,083
    Tiangong International Co., Ltd.                                        9,730,000   1,331,175
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H        2,544,000   1,367,452
    Tianjin Development Holdings, Ltd.                                      3,822,000   2,087,896
    Tianjin Port Development Holdings, Ltd.                                11,994,800   1,860,107
#   Tianneng Power International, Ltd.                                      4,938,048   4,348,368
    Tianyi Summi Holdings, Ltd.                                             4,716,000     606,058
#   Tibet Water Resources, Ltd.                                            10,780,000   4,655,938
    Time Watch Investments, Ltd.                                            1,456,000     183,582
    Tomson Group, Ltd.                                                      1,309,229     526,237
    Tong Ren Tang Technologies Co., Ltd. Class H                            4,009,000   7,141,624
#   Tongda Group Holdings, Ltd.                                            19,080,000   5,331,612
    Tonly Electronics Holdings, Ltd.                                          431,176     224,275
    Top Spring International Holdings, Ltd.                                   383,000     125,847
*   Tou Rong Chang Fu Group, Ltd.                                           2,508,000      63,928
*   Towngas China Co., Ltd.                                                 7,079,000   3,856,733
    TPV Technology, Ltd.                                                    5,063,964     928,767
#   Trigiant Group, Ltd.                                                    3,684,000     525,054
*   Trony Solar Holdings Co., Ltd.                                          1,757,000      26,721
#   Truly International Holdings, Ltd.                                      8,919,573   3,635,440
#   Uni-President China Holdings, Ltd.                                      7,425,000   5,673,177

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
CHINA -- (Continued)
#*  United Energy Group, Ltd.                                              31,382,900 $  1,707,872
#*  United Photovoltaics Group, Ltd.                                        2,718,000      247,101
*   Universal Health International Group Holding, Ltd.                      8,086,000      342,713
#   Universal Medical Financial & Technical Advisory Services Co., Ltd.     3,153,000    2,631,172
#*  V1 Group, Ltd.                                                         21,345,600      807,897
#   Vinda International Holdings, Ltd.                                        424,000      841,830
    Wanguo International Mining Group, Ltd.                                   154,000       39,386
#   Wasion Group Holdings, Ltd.                                             3,374,000    1,857,494
    Weiqiao Textile Co. Class H                                             2,668,000    1,703,366
    Welling Holding, Ltd.                                                   6,716,000    1,353,781
#*  West China Cement, Ltd.                                                17,434,000    2,423,198
#*  Wisdom Sports Group                                                       984,000      283,664
*   Wuzhou International Holdings, Ltd.                                     7,336,000      736,731
#   Xiamen International Port Co., Ltd. Class H                             7,302,000    1,422,300
#*  Xinchen China Power Holdings, Ltd.                                      2,448,000      385,638
    Xingda International Holdings, Ltd.                                     6,074,000    2,945,490
    Xingfa Aluminium Holdings, Ltd.                                            46,000       20,600
    Xinhua Winshare Publishing and Media Co., Ltd. Class H                  2,347,103    2,095,747
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                       4,756,598      723,308
#*  Xinyi Solar Holdings, Ltd.                                             15,888,000    5,493,078
*   Xiwang Special Steel Co., Ltd.                                            369,000       51,990
    XTEP International Holdings, Ltd.                                       5,155,000    2,175,201
*   Yanchang Petroleum International, Ltd.                                 30,550,000      894,195
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H             799,000    1,694,281
#   Yashili International Holdings, Ltd.                                    2,335,000      491,312
    Yida China Holdings, Ltd.                                               1,148,000      295,601
#   Yingde Gases Group Co., Ltd.                                            7,124,000    4,316,901
    Yip's Chemical Holdings, Ltd.                                           1,886,000      774,521
*   Youyuan International Holdings, Ltd.                                    2,937,070      749,137
*   Yuanda China Holdings, Ltd.                                            12,884,000      280,680
*   YuanShengTai Dairy Farm, Ltd.                                           4,183,000      279,365
    Yuexiu Property Co., Ltd.                                              52,334,284    7,653,389
#   Yuexiu Transport Infrastructure, Ltd.                                   4,354,018    2,750,324
#   Yunnan Water Investment Co., Ltd. Class H                                 592,000      303,621
    Yuzhou Properties Co., Ltd.                                            10,699,120    3,507,445
*   YY, Inc. ADR                                                              203,839    8,373,706
*   Zall Group, Ltd.                                                          318,000      206,768
#   Zhaojin Mining Industry Co., Ltd. Class H                               5,499,500    4,944,673
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H                 1,508,400      881,815
*   Zhong An Real Estate, Ltd.                                              6,952,400      545,657
#   Zhongsheng Group Holdings, Ltd.                                         3,983,000    4,951,026
    Zhuhai Holdings Investment Group, Ltd.                                  1,028,000      155,919
                                                                                      ------------
TOTAL CHINA                                                                            888,576,018
                                                                                      ------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                                        804,239    4,289,641
    Bolsa de Valores de Colombia                                           29,054,344      218,547
    Celsia SA ESP                                                           1,232,464    1,790,913
*   Cemex Latam Holdings SA                                                   951,995    3,730,187
    Constructora Conconcreto SA                                               293,150      114,263
    Corp. Financiera Colombiana SA                                             33,478      394,449
*   Empresa de Telecomunicaciones de Bogota                                 3,257,689      710,627
    Interconexion Electrica SA ESP                                            110,589      399,289

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
COLOMBIA -- (Continued)
    Mineros SA                                                               102,961 $    73,223
*   Odinsa SA                                                                 19,092      52,222
                                                                                     -----------
TOTAL COLOMBIA                                                                        11,773,361
                                                                                     -----------
GREECE -- (0.3%)
    Aegean Airlines SA                                                       221,351   1,583,239
    Athens Water Supply & Sewage Co. SA (The)                                125,722     726,213
    Bank of Greece                                                           142,501   1,846,969
*   Ellaktor SA                                                              909,399   1,069,793
*   Fourlis Holdings SA                                                      283,268   1,334,994
*   GEK Terna Holding Real Estate Construction SA                            475,188   1,160,691
*   Hellenic Exchanges - Athens Stock Exchange SA                            503,928   2,427,998
*   Iaso SA                                                                  282,999     127,014
*   Intracom Holdings SA                                                     664,642     213,069
*   Intralot SA-Integrated Lottery Systems & Services                        865,039   1,005,885
*   Lamda Development SA                                                      92,510     425,591
*   Marfin Investment Group Holdings SA                                    6,110,771     965,917
    Metka Industrial - Construction SA                                       188,318   1,312,312
*   Mytilineos Holdings SA                                                   339,544   2,357,691
    Piraeus Port Authority SA                                                 42,172     575,738
    Sarantis SA                                                               96,712   1,078,349
    Terna Energy SA                                                          257,713     772,356
                                                                                     -----------
TOTAL GREECE                                                                          18,983,819
                                                                                     -----------
HONG KONG -- (0.0%)
    Samson Holding, Ltd.                                                   2,549,000     183,361
    SITC International Holdings Co., Ltd.                                  2,580,000   1,602,422
                                                                                     -----------
TOTAL HONG KONG                                                                        1,785,783
                                                                                     -----------
HUNGARY -- (0.1%)
#*  FHB Mortgage Bank P.L.C.                                                  27,009      44,667
    Magyar Telekom Telecommunications P.L.C.                               1,807,026   3,226,650
    Richter Gedeon Nyrt                                                       84,933   1,829,229
                                                                                     -----------
TOTAL HUNGARY                                                                          5,100,546
                                                                                     -----------
INDIA -- (12.5%)
*   3M India, Ltd.                                                             6,495   1,143,106
*   8K Miles Software Services, Ltd.                                          25,244     227,069
    Aarti Industries                                                         201,976   2,142,291
*   Aban Offshore, Ltd.                                                      137,519     494,725
    Abbott India, Ltd.                                                           929      59,817
    Accelya Kale Solutions, Ltd.                                               3,300      79,284
    Adani Enterprises, Ltd.                                                1,642,031   2,114,902
*   Adani Power, Ltd.                                                      6,769,452   3,633,723
*   Adani Transmissions, Ltd.                                                516,761     481,910
    Aditya Birla Nuvo, Ltd.                                                  186,075   3,725,745
    Aegis Logistics, Ltd.                                                  1,156,994   2,202,544
    Agro Tech Foods, Ltd.                                                     62,964     456,936
*   Ahluwalia Contracts India Ltd.                                             3,424      13,878
    AIA Engineering, Ltd.                                                    240,532   4,797,594
    Ajanta Pharma, Ltd.                                                      316,100   7,910,687
    Akzo Nobel India, Ltd.                                                    76,588   1,618,543

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
INDIA -- (Continued)
    Alembic Pharmaceuticals, Ltd.                                            578,571 $4,764,661
    Alembic, Ltd.                                                            624,014    327,034
*   Allahabad Bank                                                         1,121,891  1,101,465
    Allcargo Logistics, Ltd.                                                 415,386  1,081,828
*   Alok Industries, Ltd.                                                  1,535,243     74,802
    Amara Raja Batteries, Ltd.                                               485,959  6,431,293
*   Amtek Auto, Ltd.                                                         217,501    108,845
    Anant Raj, Ltd.                                                          396,539    251,893
    Andhra Bank                                                            1,312,648    981,526
    Apar Industries, Ltd.                                                    100,504    923,269
    APL Apollo Tubes, Ltd.                                                     3,662     56,334
    Apollo Hospitals Enterprise, Ltd.                                         60,510  1,098,518
    Apollo Tyres, Ltd.                                                     2,214,640  5,883,453
*   Arvind SmartSpaces, Ltd.                                                  80,757     86,063
    Arvind, Ltd.                                                           1,708,364  9,234,695
    Asahi India Glass, Ltd.                                                  447,807  1,313,894
    Ashiana Housing, Ltd.                                                     10,028     21,679
    Ashoka Buildcon, Ltd.                                                    190,966    528,065
    Astral Polytechnik, Ltd.                                                  36,826    210,398
*   AstraZeneca Pharma India, Ltd.                                             2,547     35,306
    Atul, Ltd.                                                                81,520  2,735,252
    Automotive Axles, Ltd.                                                    11,656    110,469
    Bajaj Corp., Ltd.                                                        391,982  2,153,517
    Bajaj Electricals, Ltd.                                                  230,870    823,154
*   Bajaj Hindusthan Sugar, Ltd.                                           2,708,567    584,554
    Bajaj Holdings & Investment, Ltd.                                        121,535  3,584,305
    Balkrishna Industries, Ltd.                                              260,601  4,314,698
*   Ballarpur Industries, Ltd.                                             1,005,483    228,065
    Balmer Lawrie & Co., Ltd.                                                450,809  1,488,010
    Balrampur Chini Mills, Ltd.                                            1,333,393  2,784,096
*   Bank of India                                                          1,787,393  3,100,577
*   Bank Of Maharashtra                                                      754,510    367,924
    Bannari Amman Sugars, Ltd.                                                14,297    419,206
    BASF India, Ltd.                                                          83,644  1,608,042
    Bata India, Ltd.                                                         297,663  2,100,145
    BEML, Ltd.                                                               174,674  3,113,237
    Berger Paints India, Ltd.                                              2,580,429  8,020,409
*   BF Utilities, Ltd.                                                        80,023    425,201
*   Bharat Financial Inclusion, Ltd.                                         367,223  3,990,474
    Bharat Forge, Ltd.                                                        51,692    711,014
    Biocon, Ltd.                                                             595,447  8,867,683
    Birla Corp., Ltd.                                                        160,261  1,749,209
    Bliss Gvs Pharma, Ltd.                                                    94,686    205,177
    Blue Dart Express, Ltd.                                                   33,643  2,157,854
    Blue Star, Ltd.                                                          283,135  2,230,452
    Bodal Chemicals, Ltd.                                                     63,233    122,183
    Bombay Dyeing & Manufacturing Co., Ltd.                                  737,242    598,994
    Brigade Enterprises, Ltd.                                                196,245    457,858
    Camlin Fine Sciences, Ltd.                                                14,841     24,150
    Can Fin Homes, Ltd.                                                       38,675  1,057,582
*   Canara Bank                                                              675,656  2,841,058
    Capital First, Ltd.                                                       84,065    798,166
    Caplin Point Laboratories, Ltd.                                           49,812    310,153

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
INDIA -- (Continued)
    Carborundum Universal, Ltd.                                              352,966 $1,328,729
    Castrol India, Ltd.                                                       97,764    585,669
    CCL Products India, Ltd.                                                 497,702  2,208,680
    Ceat, Ltd.                                                               234,450  4,042,197
    Century Plyboards India, Ltd.                                            620,374  1,807,395
    Century Textiles & Industries, Ltd.                                      465,625  5,762,907
    Cera Sanitaryware, Ltd.                                                   10,139    321,916
    CESC, Ltd.                                                               681,408  7,352,374
    Chambal Fertilizers and Chemicals, Ltd.                                1,130,592  1,341,481
    Chennai Petroleum Corp., Ltd.                                            372,595  1,817,816
    Chennai Super Kings Cricket, Ltd.                                      1,658,632     10,314
    Cholamandalam Investment and Finance Co., Ltd.                           204,067  3,102,055
*   Cigniti Technologies, Ltd.                                                 1,895     12,265
    City Union Bank, Ltd.                                                  1,434,480  3,129,440
    Clariant Chemicals India, Ltd.                                            64,107    672,717
    Coromandel International, Ltd.                                           571,426  2,657,699
*   Corp. Bank                                                             1,348,710    861,271
    Cox & Kings, Ltd.                                                        741,911  2,117,354
    Credit Analysis & Research, Ltd.                                          83,752  1,719,794
    CRISIL, Ltd.                                                              86,676  2,634,143
*   Crompton Greaves Consumer Electricals, Ltd.                            3,403,119  9,570,901
*   Crompton Greaves, Ltd.                                                 3,403,119  3,231,056
    Cummins India, Ltd.                                                          367      4,537
    Cyient, Ltd.                                                             381,412  2,581,272
    Dalmia Bharat Sugar & Industries, Ltd.                                    61,206    170,240
    Dalmia Bharat, Ltd.                                                      129,080  3,505,766
    DB Corp., Ltd.                                                            76,163    418,606
*   DB Realty, Ltd.                                                          658,917    387,839
*   DCB Bank, Ltd.                                                         1,976,005  3,440,155
    DCM Shriram, Ltd.                                                        260,162  1,012,548
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                          242,420    891,431
    Deepak Nitrite, Ltd.                                                      30,507     48,717
    Delta Corp., Ltd.                                                        674,207  1,240,923
*   DEN Networks, Ltd.                                                       450,304    586,173
*   Dena Bank                                                              1,251,365    653,333
    Dewan Housing Finance Corp., Ltd.                                        753,744  3,184,382
    Dhanuka Agritech, Ltd.                                                    18,237    186,659
*   Dish TV India, Ltd.                                                    4,403,464  5,454,472
    Dishman Pharmaceuticals & Chemicals, Ltd.                                853,143  2,855,645
    DLF, Ltd.                                                                364,025    729,657
*   Dynamatic Technologies, Ltd.                                               8,543    369,932
    eClerx Services, Ltd.                                                    142,822  3,176,948
    Edelweiss Financial Services, Ltd.                                     2,218,226  3,596,230
*   EID Parry India, Ltd.                                                    588,206  2,452,972
    EIH, Ltd.                                                                970,175  1,425,847
    Electrosteel Castings, Ltd.                                              607,641    240,072
    Elgi Equipments, Ltd.                                                    272,744    765,251
    Engineers India, Ltd.                                                  1,682,930  3,670,592
    Entertainment Network India, Ltd.                                         66,108    757,432
*   Eros International Media, Ltd.                                           222,553    550,185
    Escorts, Ltd.                                                            754,964  4,054,610
    Essel Propack, Ltd.                                                      505,957  1,803,035
    Eveready Industries India, Ltd.                                          259,833    931,026

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
INDIA -- (Continued)
    Exide Industries, Ltd.                                                  2,356,441 $6,822,764
    FAG Bearings India, Ltd.                                                   34,462  2,006,438
    FDC, Ltd.                                                                 466,632  1,462,723
    Federal Bank, Ltd.                                                      8,408,191  9,418,760
*   Federal-Mogul Goetze India, Ltd.                                           74,246    539,086
    FIEM Industries, Ltd.                                                       5,144     81,215
    Finolex Cables, Ltd.                                                      767,545  4,959,796
    Finolex Industries, Ltd.                                                  418,175  3,048,063
*   Firstsource Solutions, Ltd.                                             2,353,285  1,383,907
*   Fortis Healthcare, Ltd.                                                   840,560  2,270,496
*   Future Consumer, Ltd.                                                   4,053,242  1,339,820
    Future Enterprises, Ltd.                                                  983,154    317,606
*   Future Retail Ltd.                                                        983,154  2,512,449
    Gabriel India, Ltd.                                                       572,077    922,353
    Garware Wall Ropes, Ltd.                                                    1,323     11,292
    Gateway Distriparks, Ltd.                                                 653,663  2,319,057
    Gati, Ltd.                                                                220,146    390,509
    Gayatri Projects, Ltd.                                                     18,752    177,830
*   GE Power India, Ltd.                                                      186,497  1,595,214
    GE T&D India, Ltd.                                                        124,100    563,057
    Genus Power Infrastructures, Ltd.                                          38,419     23,879
    Geometric, Ltd.                                                            99,046    364,508
    GHCL, Ltd.                                                                279,324  1,134,778
    GIC Housing Finance, Ltd.                                                  77,845    338,043
    Gillette India, Ltd.                                                       13,940    864,379
*   GMR Infrastructure, Ltd.                                               15,924,296  2,996,388
    GOCL Corp., Ltd.                                                           76,450    331,614
    Godfrey Phillips India, Ltd.                                               63,011    939,516
    Godrej Industries, Ltd.                                                   419,995  2,665,796
*   Godrej Properties, Ltd.                                                   530,157  2,575,255
    Granules India, Ltd.                                                      680,083  1,133,407
    Graphite India, Ltd.                                                      397,865    570,216
    Great Eastern Shipping Co., Ltd. (The)                                    537,661  3,114,262
    Greaves Cotton, Ltd.                                                      725,554  1,462,377
    Greenply Industries, Ltd.                                                  42,191    161,130
    Grindwell Norton, Ltd.                                                     45,754    215,792
    Gruh Finance, Ltd.                                                        584,188  2,901,330
    Gujarat Alkalies & Chemicals, Ltd.                                        194,312  1,070,958
    Gujarat Ambuja Exports, Ltd.                                               36,931     51,566
    Gujarat Fluorochemicals, Ltd.                                             224,424  1,578,499
    Gujarat Gas, Ltd.                                                         319,983  2,696,320
    Gujarat Industries Power Co., Ltd.                                        116,996    191,518
    Gujarat Mineral Development Corp., Ltd.                                   803,287  1,386,415
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                      266,808    950,320
    Gujarat Pipavav Port, Ltd.                                              1,038,829  2,136,259
    Gujarat State Fertilizers & Chemicals, Ltd.                               969,096  1,545,760
    Gujarat State Petronet, Ltd.                                            1,518,170  3,408,968
    Gulf Oil Lubricants India, Ltd.                                            80,114    763,733
*   GVK Power & Infrastructure, Ltd.                                        5,289,365    456,465
*   Hathway Cable & Datacom, Ltd.                                           2,039,467  1,127,835
    Havells India, Ltd.                                                       381,133  2,360,577
*   HCL Infosystems, Ltd.                                                     541,502    474,313
*   HEG, Ltd.                                                                  36,273     94,754

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
INDIA -- (Continued)
*   HeidelbergCement India, Ltd.                                              870,658 $1,507,689
    Heritage Foods, Ltd.                                                        7,424    108,354
    Hexaware Technologies, Ltd.                                             1,440,758  4,131,022
    Hikal, Ltd.                                                               103,712    354,472
*   Himachal Futuristic Communications, Ltd.                                4,767,799    975,118
    Himadri Speciality Chemical, Ltd.                                         114,012     70,027
    Himatsingka Seide, Ltd.                                                   239,389  1,184,759
    Hinduja Global Solutions, Ltd.                                             15,689    124,504
    Hinduja Ventures, Ltd.                                                     27,826    203,727
*   Hindustan Construction Co., Ltd.                                        2,667,081  1,710,323
    Hindustan Media Ventures, Ltd.                                             16,871     67,419
    Honeywell Automation India, Ltd.                                           13,522  1,893,278
*   Housing Development & Infrastructure, Ltd.                              3,661,678  3,377,895
    HSIL, Ltd.                                                                238,038  1,019,730
    HT Media, Ltd.                                                            550,399    646,567
    Huhtamaki PPL, Ltd.                                                       126,615    458,810
    ICRA, Ltd.                                                                  2,834    172,548
*   IDBI Bank, Ltd.                                                         4,310,788  4,921,526
*   IFB Industries, Ltd.                                                       28,464    219,513
    IFCI, Ltd.                                                              5,221,683  2,378,804
    Igarashi Motors India, Ltd.                                                 2,312     24,992
    IIFL Holdings, Ltd.                                                     1,532,495  6,641,311
    IL&FS Transportation Networks, Ltd.                                       807,052  1,308,425
    India Cements, Ltd. (The)                                               1,763,985  3,784,327
*   Indiabulls Real Estate, Ltd.                                            1,742,204  1,954,328
    Indian Bank                                                               742,128  2,982,708
    Indian Hotels Co., Ltd.                                                 2,977,271  4,761,209
    Indian Hume Pipe Co., Ltd.                                                  7,088     37,767
*   Indian Overseas Bank                                                    2,002,490    762,777
    Indo Count Industries, Ltd.                                               207,576    548,887
    Indoco Remedies, Ltd.                                                     302,180  1,193,750
    Indraprastha Gas, Ltd.                                                    228,271  3,156,346
    INEOS Styrolution India, Ltd.                                              23,441    209,005
    Ingersoll-Rand India, Ltd.                                                 86,228    823,119
*   Inox Leisure, Ltd.                                                        364,062  1,148,565
*   Inox Wind, Ltd.                                                            95,348    258,641
*   Intellect Design Arena, Ltd.                                              424,221    889,274
*   Ipca Laboratories, Ltd.                                                   375,952  2,945,892
    IRB Infrastructure Developers, Ltd.                                     1,582,858  5,406,969
*   ITD Cementation India, Ltd.                                               255,738    608,320
    J Kumar Infraprojects, Ltd.                                                28,792     95,337
*   Jagran Prakashan, Ltd.                                                    834,371  2,244,422
    Jai Corp., Ltd.                                                           104,735    107,918
    Jain Irrigation Systems, Ltd.                                           3,123,477  4,346,355
*   Jaiprakash Associates, Ltd.                                            10,389,053  1,747,002
*   Jaiprakash Power Ventures, Ltd.                                         6,493,149    473,835
    Jammu & Kashmir Bank, Ltd. (The)                                        2,109,565  1,944,619
    Jamna Auto Industries, Ltd.                                                64,389    172,181
*   Jaypee Infratech, Ltd.                                                  3,812,775    476,785
    JB Chemicals & Pharmaceuticals, Ltd.                                      232,209  1,151,706
    JBF Industries, Ltd.                                                      256,841    860,733
*   Jet Airways India, Ltd.                                                   107,820    639,181
    Jindal Poly Films, Ltd.                                                   130,599    650,669

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
INDIA -- (Continued)
    Jindal Saw, Ltd.                                                       1,136,957 $  973,752
*   Jindal Stainless Hisar, Ltd.                                              81,601    123,198
*   Jindal Steel & Power, Ltd.                                             3,202,653  3,795,006
*   JITF Infralogistics, Ltd.                                                 91,395     41,464
    JK Cement, Ltd.                                                          196,644  2,099,770
    JK Lakshmi Cement, Ltd.                                                  449,983  2,479,010
    JK Tyre & Industries, Ltd.                                               810,027  1,442,789
    JM Financial, Ltd.                                                     2,322,187  2,356,766
    Johnson Controls-Hitachi Air Conditioning India, Ltd.                     65,690  1,358,904
    JSW Energy, Ltd.                                                       3,177,430  2,854,557
*   JSW Holdings, Ltd.                                                        22,564    502,891
    Jubilant Foodworks, Ltd.                                                 325,974  4,176,541
    Jubilant Life Sciences, Ltd.                                             505,015  5,020,244
*   Just Dial, Ltd.                                                          283,534  1,524,712
    Jyothy Laboratories, Ltd.                                                421,308  2,167,465
    Kajaria Ceramics, Ltd.                                                   663,898  5,659,608
    Kalpataru Power Transmission, Ltd.                                       452,177  1,841,247
*   Kalyani Steels, Ltd.                                                      53,806    257,285
    Kansai Nerolac Paints, Ltd.                                              460,479  2,338,070
    Karnataka Bank, Ltd. (The)                                             1,577,699  2,660,701
    Karur Vysya Bank, Ltd. (The)                                           2,359,560  2,895,257
*   Kaveri Seed Co., Ltd.                                                    205,478  1,394,317
*   KAYA, Ltd.                                                                 6,469     78,669
    KCP, Ltd.                                                                 50,828     63,128
    KEC International, Ltd.                                                  766,919  1,690,609
*   Kesoram Industries, Ltd.                                                 211,137    426,200
    Kewal Kiran Clothing, Ltd.                                                 1,598     40,777
    Kirloskar Brothers, Ltd.                                                  13,013     43,638
    Kirloskar Oil Engines, Ltd.                                              237,370  1,157,879
    Kitex Garments, Ltd.                                                      48,447    317,896
    KNR Constructions, Ltd.                                                   23,421     65,043
    Kolte-Patil Developers, Ltd.                                              78,045    108,886
    KPIT Technologies, Ltd.                                                1,213,375  2,334,734
    KPR Mill, Ltd.                                                            44,564    378,810
    KRBL, Ltd.                                                               524,933  2,890,585
    KSB Pumps, Ltd.                                                           52,540    473,418
*   KSK Energy Ventures, Ltd.                                                285,569     68,267
    Kwality, Ltd.                                                            108,719    220,531
    L&T Finance Holdings, Ltd.                                             3,119,681  4,486,622
    LA Opala RG, Ltd.                                                         34,869    239,082
    Lakshmi Machine Works, Ltd.                                               26,586  1,501,333
    Lakshmi Vilas Bank, Ltd. (The)                                           578,090  1,186,131
*   Lanco Infratech, Ltd.                                                  5,107,406    286,262
    Linde India, Ltd.                                                         18,130     95,722
    Magma Fincorp, Ltd.                                                       79,915    115,836
    Maharashtra Seamless, Ltd.                                               210,955    842,295
    Mahindra & Mahindra Financial Services, Ltd.                           1,158,004  4,558,321
*   Mahindra CIE Automotive, Ltd.                                            148,244    418,626
    Mahindra Holidays & Resorts India, Ltd.                                  258,111  1,602,105
    Mahindra Lifespace Developers, Ltd.                                      122,860    641,116
*   Majesco, Ltd.                                                             47,137    256,957
    Manappuram Finance, Ltd.                                               2,498,905  2,904,549
*   Mangalore Refinery & Petrochemicals, Ltd.                              1,709,073  2,469,088

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
INDIA -- (Continued)
    Marksans Pharma, Ltd.                                                    747,546 $  413,946
    Max Financial Services, Ltd.                                             754,963  6,338,311
*   MAX India, Ltd.                                                          960,513  1,990,922
*   Max Ventures & Industries, Ltd.                                          192,103    186,455
    Mayur Uniquoters, Ltd.                                                    28,981    156,754
    McLeod Russel India, Ltd.                                                504,587  1,161,105
    Meghmani Organics, Ltd.                                                  161,551    107,528
    Merck, Ltd.                                                               46,217    638,443
    Minda Corp., Ltd.                                                         36,029     47,070
    Minda Industries, Ltd.                                                    24,793    127,772
    MindTree, Ltd.                                                           789,676  5,252,410
    Mirza International, Ltd.                                                 37,315     49,327
    MOIL, Ltd.                                                                99,057    513,838
    Monsanto India, Ltd.                                                      47,843  1,616,367
    Motilal Oswal Financial Services, Ltd.                                   106,737    876,121
    Mphasis, Ltd.                                                            584,169  4,795,623
    MPS, Ltd.                                                                 31,842    309,668
    MRF, Ltd.                                                                  9,818  7,443,326
    Muthoot Finance, Ltd.                                                    487,665  2,229,918
*   Nagarjuna Fertilizers & Chemicals, Ltd.                                  632,948    118,665
    Natco Pharma, Ltd.                                                       566,543  5,779,843
    National Aluminium Co., Ltd.                                           3,303,706  3,656,990
    Nava Bharat Ventures, Ltd.                                               181,310    304,031
    Navin Fluorine International, Ltd.                                         4,796    188,944
*   Navkar Corp., Ltd.                                                         3,995      9,869
    Navneet Education, Ltd.                                                  711,851  1,299,899
    NCC, Ltd.                                                              4,489,804  5,500,165
    Nectar Lifesciences, Ltd.                                                229,932    116,689
    NESCO, Ltd.                                                               41,255  1,259,828
*   Network 18 Media & Investments, Ltd.                                     315,927    165,615
    NIIT Technologies, Ltd.                                                  334,524  2,010,716
*   NIIT, Ltd.                                                               689,214    755,540
    Nilkamal, Ltd.                                                            51,025  1,240,925
    NOCIL, Ltd.                                                               63,888     70,287
    Oberoi Realty, Ltd.                                                      585,186  2,729,891
    OCL India, Ltd.                                                           70,023    885,158
    Omaxe, Ltd.                                                              427,081  1,036,909
    OnMobile Global, Ltd.                                                    209,843    247,050
    Orient Cement Ltd.                                                       378,234    753,889
    Orient Paper & Industries, Ltd.(6660765)                                 113,249    125,512
    Orient Paper & Industries, Ltd.()                                          4,045        423
    Oriental Bank of Commerce                                                588,747  1,007,861
    Orissa Minerals Development Co., Ltd.                                          1         33
    Page Industries, Ltd.                                                     31,663  6,782,158
*   Parsvnath Developers, Ltd.                                               242,960     47,870
    PC Jeweller, Ltd.                                                        461,635  2,590,944
    Persistent Systems, Ltd.                                                 267,505  2,348,601
    Petronet LNG, Ltd.                                                       190,459  1,049,571
    Pfizer, Ltd.                                                              89,525  2,332,368
    Phoenix Mills, Ltd. (The)                                                318,481  1,620,410
    PI Industries, Ltd.                                                      437,024  5,575,697
    Piramal Enterprises, Ltd.                                                  4,904    121,897
*   Polaris Consulting & Services, Ltd.                                       26,690     61,863

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
INDIA -- (Continued)
    Praj Industries, Ltd.                                                    612,609 $  748,207
    Prestige Estates Projects, Ltd.                                          628,433  1,548,990
*   Prism Cement, Ltd.                                                       645,641    872,612
    PTC India Financial Services, Ltd.                                     1,650,202  1,010,585
    PTC India, Ltd.                                                        2,194,305  2,723,669
    Puravankara, Ltd.                                                        389,976    260,181
    PVR, Ltd.                                                                136,228  2,456,963
    Radico Khaitan, Ltd.                                                     378,681    630,588
    Rain Industries, Ltd.                                                  1,039,970  1,018,738
    Rajesh Exports, Ltd.                                                     103,357    759,399
    Rallis India, Ltd.                                                       751,784  2,552,637
    Ramco Cements, Ltd. (The)                                                573,076  5,913,612
    Ramco Industries, Ltd.                                                    57,554    172,734
*   Ramco Systems, Ltd.                                                       28,350    154,358
    Rashtriya Chemicals & Fertilizers, Ltd.                                  274,978    234,406
    Ratnamani Metals & Tubes, Ltd.                                            48,826    476,193
*   RattanIndia Power, Ltd.                                                1,902,746    202,082
    Raymond, Ltd.                                                            255,278  1,855,597
    Redington India, Ltd.                                                  1,693,602  2,561,583
*   REI Agro, Ltd.                                                         1,801,465     11,811
    Relaxo Footwears, Ltd.                                                    91,065    587,588
    Reliance Capital, Ltd.                                                   983,665  6,531,519
*   Reliance Communications, Ltd.                                          4,294,802  2,171,792
*   Reliance Defence and Engineering, Ltd.                                 1,147,331  1,019,909
    Reliance Infrastructure, Ltd.                                          1,046,499  7,958,205
*   Reliance Power, Ltd.                                                   5,658,237  3,732,191
    Repco Home Finance, Ltd.                                                 126,392  1,224,277
*   Rolta India, Ltd.                                                        839,332    804,953
*   Ruchi Soya Industries, Ltd.                                              838,664    287,492
    Rural Electrification Corp., Ltd.                                        216,224    454,390
    Sadbhav Engineering, Ltd.                                                369,912  1,508,496
    Sanghvi Movers, Ltd.                                                      32,366    104,509
    Sanofi India, Ltd.                                                        35,488  2,137,975
    Sharda Cropchem, Ltd.                                                     41,653    280,521
    Shilpa Medicare, Ltd.                                                     55,882    578,213
    Shilpi Cable Technologies, Ltd.                                           89,439    296,186
*   Shipping Corp. of India, Ltd.                                            975,179    962,291
    Shoppers Stop, Ltd.                                                       32,032    136,011
    Shriram City Union Finance, Ltd.                                          19,835    552,137
*   Shriram EPC Ltd.                                                           8,140      3,378
*   Shyam Century Ferrous, Ltd.                                              137,796     17,438
*   Sical Logistics, Ltd.                                                      7,652     25,068
    Simplex Infrastructures, Ltd.                                            101,949    465,932
    Sintex Industries, Ltd.                                                3,697,541  4,584,010
*   SITI Networks, Ltd.                                                    1,527,761    887,388
    SJVN, Ltd.                                                             2,898,231  1,388,205
    SKF India, Ltd.                                                          128,199  2,426,713
    Skipper, Ltd.                                                              6,600     15,136
    SML ISUZU, Ltd.                                                           42,899    754,705
    Sobha, Ltd.                                                              382,591  1,470,376
    Solar Industries India, Ltd.                                             130,980  1,339,862
    Somany Ceramics, Ltd.                                                      3,697     32,337
    Sona Koyo Steering Systems, Ltd.                                         419,476    509,392

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- -----------
INDIA -- (Continued)
    Sonata Software, Ltd.                                                    341,739 $   967,424
    South Indian Bank, Ltd. (The)                                          6,588,178   2,032,662
    SREI Infrastructure Finance, Ltd.                                      1,205,273   1,554,699
    SRF, Ltd.                                                                185,865   4,706,307
*   Star Ferro and Cement, Ltd.                                              137,796     194,969
    State Bank of Bikaner & Jaipur                                           146,666   1,499,003
    State Bank of Travancore                                                 104,431     832,392
*   Steel Authority of India, Ltd.                                         1,324,841   1,245,800
    Sterlite Technologies, Ltd.                                            1,319,184   2,424,952
    Strides Shasun, Ltd.                                                     353,724   5,707,472
    Sudarshan Chemical Industries, Ltd.                                       50,620     250,566
    Sun TV Network, Ltd.                                                     549,097   4,270,225
    Sundaram Finance, Ltd.                                                    56,255   1,143,082
    Sundaram-Clayton, Ltd.                                                     3,890     183,067
    Sundram Fasteners, Ltd.                                                  659,291   3,100,075
    Sunteck Realty, Ltd.                                                      12,641      45,918
    Suprajit Engineering, Ltd.                                                80,335     224,397
    Supreme Industries, Ltd.                                                 309,088   4,285,890
    Supreme Petrochem, Ltd.                                                  124,694     493,364
    Suven Life Sciences, Ltd.                                                 90,466     233,232
*   Suzlon Energy, Ltd.                                                    9,681,082   2,444,700
    Swaraj Engines, Ltd.                                                      16,290     340,847
    Symphony, Ltd.                                                            38,870     753,070
*   Syndicate Bank                                                         1,354,916   1,339,970
    TAKE Solutions, Ltd.                                                     380,390     785,784
    Tamil Nadu Newsprint & Papers, Ltd.                                      173,348     863,388
    Tata Chemicals, Ltd.                                                     600,945   4,839,542
    Tata Communications, Ltd.                                                758,478   7,905,245
    Tata Elxsi, Ltd.                                                         134,345   2,813,794
    Tata Global Beverages, Ltd.                                            3,071,328   5,829,302
    Tata Power Co., Ltd.                                                     128,002     150,205
    Tata Sponge Iron, Ltd.                                                    21,337     185,964
*   Tata Teleservices Maharashtra, Ltd.                                    4,512,759     405,824
*   TCI Express, Ltd.                                                        123,000     550,230
    Techno Electric & Engineering Co., Ltd.                                  268,955   1,411,819
    Texmaco Rail & Engineering, Ltd.                                         364,781     577,375
    Thermax, Ltd.                                                            298,807   3,558,321
    Thomas Cook India, Ltd.                                                   18,661      53,740
    Tide Water Oil Co India, Ltd.                                              2,875     248,546
    Time Technoplast, Ltd.                                                   461,614     601,624
    Timken India, Ltd.                                                       192,114   1,825,255
    Titagarh Wagons, Ltd.                                                    471,257     807,160
    Torrent Pharmaceuticals, Ltd.                                              3,389      65,207
    Torrent Power, Ltd.                                                    1,124,547   3,224,134
    Transport Corp. of India, Ltd.                                           245,999     594,417
    Trent, Ltd.                                                              449,150   1,577,073
*   Triveni Engineering & Industries, Ltd.                                   302,068     322,497
    Triveni Turbine, Ltd.                                                    530,132     938,756
    TTK Prestige, Ltd.                                                        42,816   3,644,838
    Tube Investments of India, Ltd.                                          521,048   4,449,981
*   TV18 Broadcast, Ltd.                                                   4,850,693   2,592,162
    TVS Motor Co., Ltd.                                                    2,069,745  11,789,270
    TVS Srichakra, Ltd.                                                        1,310      61,909

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES      VALUE++
                                                                           ----------- ------------
INDIA -- (Continued)
*   UCO Bank                                                                 1,375,491 $    697,168
    Uflex, Ltd.                                                                232,965      911,442
    UFO Moviez India, Ltd.                                                      12,448       83,607
    Unichem Laboratories, Ltd.                                                 348,803    1,387,655
    Union Bank of India                                                      1,441,517    3,056,231
*   Unitech, Ltd.                                                           12,950,453      929,373
    UPL, Ltd.                                                                  206,926    2,210,965
    V-Guard Industries, Ltd.                                                   979,930    2,993,524
    VA Tech Wabag, Ltd.                                                        268,108    1,923,998
    Vakrangee, Ltd.                                                            933,077    4,204,451
    Vardhman Textiles, Ltd.                                                    169,995    3,157,387
    Vesuvius India, Ltd.                                                         1,806       32,047
*   Videocon Industries, Ltd.                                                  981,282    1,502,833
*   Vijaya Bank                                                              2,025,328    1,574,976
    Vinati Organics, Ltd.                                                       28,611      311,168
    VIP Industries, Ltd.                                                       788,420    1,514,845
    Voltas, Ltd.                                                             1,331,035    6,399,420
    VRL Logistics, Ltd.                                                          2,756       11,685
    VST Industries, Ltd.                                                        27,404      977,389
    VST Tillers Tractors, Ltd.                                                   2,474       68,125
    WABCO India, Ltd.                                                           26,081    2,099,419
    Welspun Corp., Ltd.                                                        803,609      993,333
*   Welspun Enterprises, Ltd.                                                  411,154      379,146
    Welspun India, Ltd.                                                      2,255,859    2,520,326
    Wheels India, Ltd.                                                           1,361       25,044
*   Whirlpool of India, Ltd.                                                    55,388      771,594
    Wockhardt, Ltd.                                                            192,217    1,835,616
    Wonderla Holidays, Ltd.                                                     13,012       71,638
    Zee Media Corp., Ltd.                                                      108,284       58,971
    Zensar Technologies, Ltd.                                                  123,770    1,634,064
*   Zuari Agro Chemicals, Ltd.                                                  16,783       84,039
    Zydus Wellness, Ltd.                                                       109,622    1,404,547
                                                                                       ------------
TOTAL INDIA                                                                             787,412,803
                                                                                       ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT                                           55,652,000    3,103,661
    Acset Indonusa Tbk PT                                                       65,000       13,536
    Adhi Karya Persero Tbk PT                                               27,024,488    4,252,827
*   Agung Podomoro Land Tbk PT                                              82,302,800    1,356,305
    AKR Corporindo Tbk PT                                                    6,857,000    3,429,442
*   Alam Sutera Realty Tbk PT                                               96,434,500    2,760,557
*   Aneka Tambang Persero Tbk PT                                            99,267,938    5,951,970
    Arwana Citramulia Tbk PT                                                29,196,500    1,027,785
    Asahimas Flat Glass Tbk PT                                                 983,000      489,646
    Astra Agro Lestari Tbk PT                                                  564,200      666,401
    Astra Graphia Tbk PT                                                     2,211,000      288,049
*   Asuransi Kresna Mitra Tbk PT                                             1,312,300       45,405
*   Bakrie and Brothers Tbk PT                                             168,801,300      632,096
*   Bakrie Telecom Tbk PT                                                   74,325,398      278,320
*   Bakrieland Development Tbk PT                                           31,358,073      162,045
    Bank Bukopin Tbk                                                        38,103,466    1,741,666
*   Bank Maybank Indonesia Tbk PT                                            4,251,700      112,128
*   Bank Pan Indonesia Tbk PT                                               24,277,700    1,501,169

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES      VALUE++
                                                                           ----------- -----------
INDONESIA -- (Continued)
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                    32,686,900 $ 5,633,786
    Bank Pembangunan Daerah Jawa Timur Tbk PT                               26,012,800   1,199,484
*   Bank Permata Tbk PT                                                     22,093,600   1,117,019
    Bank Tabungan Negara Persero Tbk PT                                     61,656,149   8,800,172
*   Bank Tabungan Pensiunan Nasional Tbk PT                                    149,700      28,930
*   Barito Pacific Tbk PT                                                   15,458,000   2,090,279
    Bekasi Fajar Industrial Estate Tbk PT                                   41,784,600   1,045,794
*   Benakat Integra Tbk PT                                                 133,672,100   1,271,599
*   Berau Coal Energy Tbk PT                                                40,089,600      46,162
*   Berlian Laju Tanker Tbk PT                                              35,106,366          --
    BISI International Tbk PT                                               16,045,700   2,168,650
    Blue Bird Tbk PT                                                         1,555,700     324,014
*   Bumi Resources Tbk PT                                                   70,558,100   2,632,794
*   Bumi Teknokultura Unggul Tbk PT                                          5,802,100     673,658
    Catur Sentosa Adiprana Tbk PT                                            2,970,000     113,447
    Ciputra Development Tbk PT                                             107,412,620  10,622,960
*   Citra Marga Nusaphala Persada Tbk PT                                    18,898,825   2,118,741
*   Clipan Finance Indonesia Tbk PT                                          1,482,000      27,788
*   Darma Henwa Tbk PT                                                      30,384,800     216,174
*   Davomas Abadi Tbk PT                                                    11,631,700          --
*   Delta Dunia Makmur Tbk PT                                               28,612,400   1,115,398
    Dharma Satya Nusantara Tbk PT                                            2,071,600      82,994
*   Eagle High Plantations Tbk PT                                           92,719,900   2,416,339
    Elnusa Tbk PT                                                           35,029,800   1,133,886
*   Energi Mega Persada Tbk PT                                             148,295,300     910,707
    Erajaya Swasembada Tbk PT                                               12,859,100     587,698
*   Eureka Prima Jakarta Tbk PT                                             15,407,200     126,968
*   Ever Shine Textile Tbk PT                                                3,654,640      23,265
    Fajar Surya Wisesa Tbk PT                                                  808,400     250,102
*   Gajah Tunggal Tbk PT                                                    18,306,100   1,575,898
*   Garuda Indonesia Persero Tbk PT                                         38,162,349     965,970
    Global Mediacom Tbk PT                                                  47,256,600   2,124,764
*   Hanson International Tbk PT                                            297,685,000   3,388,558
*   Harum Energy Tbk PT                                                      8,426,400   1,389,118
    Hexindo Adiperkasa Tbk PT                                                  508,500     125,727
    Holcim Indonesia Tbk PT                                                  6,836,200     460,901
    Impack Pratama Industri Tbk PT                                              38,700       2,985
    Indah Kiat Pulp & Paper Corp. Tbk PT                                    22,194,700   1,737,452
*   Indika Energy Tbk PT                                                    11,263,700     654,358
    Indo Tambangraya Megah Tbk PT                                            3,117,200   3,503,732
    Indomobil Sukses Internasional Tbk PT                                       33,000       3,214
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                            15,142,700     635,088
*   Inovisi Infracom Tbk PT                                                  1,806,467       2,968
    Intiland Development Tbk PT                                             64,223,432   2,203,137
    Japfa Comfeed Indonesia Tbk PT                                          41,464,200   5,450,234
    Jasa Marga Persero Tbk PT                                                  388,402     122,851
    Jaya Real Property Tbk PT                                               10,131,400     663,982
*   Kawasan Industri Jababeka Tbk PT                                       166,302,079   3,613,301
*   Krakatau Steel Persero Tbk PT                                           31,947,002   1,782,756
*   Kresna Graha Investama Tbk PT                                           14,504,600     467,016
    Link Net Tbk PT                                                          3,193,800   1,196,096
*   Lippo Cikarang Tbk PT                                                    4,544,400   1,695,521
    Lippo Karawaci Tbk PT                                                   72,039,400   3,966,923

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ----------- ----------
INDONESIA -- (Continued)
*   Malindo Feedmill Tbk PT                                                  7,226,400 $  633,233
    Matahari Putra Prima Tbk PT                                             11,653,828  1,069,227
*   Medco Energi Internasional Tbk PT                                       14,762,900  1,537,715
    Media Nusantara Citra Tbk PT                                            11,504,600  1,461,323
*   Mega Manunggal Property Tbk PT                                           1,096,800     55,053
*   Mitra Adiperkasa Tbk PT                                                  7,927,400  3,279,912
    Mitra Pinasthika Mustika Tbk PT                                          4,326,800    256,136
*   MNC Investama Tbk PT                                                   182,122,500  1,923,333
*   MNC Sky Vision Tbk PT                                                    1,540,200    118,283
*   Modernland Realty Tbk PT                                                83,141,500  2,080,354
*   Multipolar Tbk PT                                                       62,638,500  1,586,005
*   Multistrada Arah Sarana Tbk PT                                           6,288,800    112,345
    Nippon Indosari Corpindo Tbk PT                                         18,129,200  2,145,632
*   Nirvana Development Tbk PT                                              16,367,300    102,988
*   Nusantara Infrastructure Tbk PT                                        117,608,100  1,143,579
    Pabrik Kertas Tjiwi Kimia Tbk PT                                         1,245,900     78,892
*   Pacific Strategic Financial Tbk PT                                       7,429,000    211,430
    Pan Brothers Tbk PT                                                     38,227,100  1,271,403
*   Panin Financial Tbk PT                                                 180,348,000  2,419,694
    Panin Sekuritas Tbk PT                                                      31,500      9,442
*   Paninvest Tbk PT                                                         8,124,500    395,647
    Pembangunan Perumahan Persero Tbk PT                                    22,994,014  6,186,041
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                   34,458,300  4,001,539
    PP Properti Tbk PT                                                      10,387,000    988,329
    Ramayana Lestari Sentosa Tbk PT                                         36,102,500  3,623,662
    Resource Alam Indonesia Tbk PT                                             491,200     64,253
    Salim Ivomas Pratama Tbk PT                                             35,161,800  1,342,607
    Samindo Resources Tbk PT                                                   419,450     21,534
    Sampoerna Agro PT                                                        6,143,100    918,076
    Sawit Sumbermas Sarana Tbk PT                                           30,024,700  3,642,852
*   Sekawan Intipratama Tbk PT                                               9,367,900     24,555
    Selamat Sempurna Tbk PT                                                 22,056,800  1,460,816
    Semen Baturaja Persero Tbk PT                                           26,447,700  4,755,297
*   Sentul City Tbk PT                                                     270,892,300  1,826,422
*   Sigmagold Inti Perkasa Tbk PT                                            2,097,600     12,707
*   Siloam International Hospitals Tbk PT                                    2,983,500  2,640,251
*   Sinar Mas Agro Resources & Technology Tbk PT                             1,037,460    318,350
    Sri Rejeki Isman Tbk PT                                                113,489,931  1,973,478
    Steel Pipe Industry of Indonesia PT                                      5,809,800    103,540
*   Sugih Energy Tbk PT                                                    162,320,200    705,079
    Summarecon Agung Tbk PT                                                 42,002,564  4,124,286
*   Surabaya Agung Industri Pulp & Kertas Tbk PT                                64,500         --
*   Surya Dumai Industries Tbk                                               3,298,500         --
    Surya Semesta Internusa Tbk PT                                          41,987,600  1,997,752
*   Suryainti Permata Tbk PT                                                 7,252,000         --
    Tambang Batubara Bukit Asam Persero Tbk PT                               5,334,000  4,638,669
    Tempo Scan Pacific Tbk PT                                                1,314,400    182,496
*   Texmaco Jaya Tbk PT                                                         93,000         --
*   Tiga Pilar Sejahtera Food Tbk                                           20,125,200  2,373,620
    Timah Persero Tbk PT                                                    33,098,714  2,406,086
    Tiphone Mobile Indonesia Tbk PT                                         21,865,700  1,441,308
    Total Bangun Persada Tbk PT                                             16,233,300    936,361
    Tower Bersama Infrastructure Tbk PT                                      2,093,900    776,207

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
INDONESIA -- (Continued)
*   Trada Maritime Tbk PT                                                   8,750,800 $    125,828
    Trias Sentosa Tbk PT                                                   34,049,500      776,987
*   Trimegah Sekuritas IndonesiaTbk PT                                      1,374,300        7,297
*   Truba Alam Manunggal Engineering PT                                    21,316,500       12,772
    Tunas Baru Lampung Tbk PT                                              16,829,400    1,449,491
    Tunas Ridean Tbk PT                                                    12,965,700    1,310,994
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                            3,657,400    1,203,177
*   Unggul Indah Cahaya Tbk PT                                                 48,239        9,052
*   Vale Indonesia Tbk PT                                                  17,738,100    3,148,396
*   Visi Media Asia Tbk PT                                                 55,056,100    1,377,787
    Wijaya Karya Beton Tbk PT                                              17,946,100    1,109,214
    Wijaya Karya Persero Tbk PT                                            27,871,707    5,366,824
*   XL Axiata Tbk PT                                                        4,586,600      999,972
                                                                                      ------------
TOTAL INDONESIA                                                                        204,599,956
                                                                                      ------------
MALAYSIA -- (3.6%)
#   7-Eleven Malaysia Holdings Bhd Class B                                  1,038,700      354,245
#   Aeon Co. M Bhd                                                          4,094,700    2,188,295
#   Aeon Credit Service M Bhd                                                 165,300      583,301
    Affin Holdings Bhd                                                      1,512,020      832,879
    AirAsia Bhd                                                             6,572,400    3,783,386
#*  AirAsia X Bhd                                                           9,543,100      871,691
    Ajinomoto Malaysia Bhd                                                     15,200       48,460
#*  Alam Maritim Resources Bhd                                              3,698,500      221,157
    Alliance Financial Group Bhd                                            1,283,000    1,089,367
    Allianz Malaysia Bhd                                                       72,200      176,156
    Amway Malaysia Holdings Bhd                                               392,700      662,246
#   Ann Joo Resources Bhd                                                     787,050      424,690
*   Anson Perdana Bhd                                                          10,000           --
    APM Automotive Holdings Bhd                                               256,900      197,694
*   Barakah Offshore Petroleum Bhd                                          1,884,200      276,155
    Benalec Holdings Bhd                                                    6,077,100      624,039
    Berjaya Assets Bhd                                                        848,300      165,135
    Berjaya Corp. Bhd                                                      26,842,727    2,299,615
    Berjaya Food Bhd                                                          152,600       60,054
*   Berjaya Land Bhd                                                        3,734,000      518,959
#   Berjaya Sports Toto Bhd                                                 2,900,667    1,918,879
    Bermaz Auto Bhd                                                         4,053,800    1,923,049
    BIMB Holdings Bhd                                                       1,228,408    1,190,073
    Bina Darulaman Bhd                                                        195,000       29,708
    Bintulu Port Holdings Bhd                                                  25,900       36,802
    Bonia Corp. Bhd                                                         1,427,000      188,152
#   Boustead Holdings Bhd                                                   2,392,428    1,447,717
    Boustead Plantations Bhd                                                  587,800      223,116
#*  Bumi Armada Bhd                                                        13,382,700    1,843,510
#   Bursa Malaysia Bhd                                                      3,716,000    7,454,307
#   Cahya Mata Sarawak Bhd                                                  3,362,500    3,119,226
    Can-One Bhd                                                               435,800      329,755
    Carlsberg Brewery Malaysia Bhd Class B                                  1,145,600    3,613,033
    Carotech Bhd                                                              230,650          208
    CB Industrial Product Holding Bhd                                       2,940,340    1,342,220
    Chin Teck Plantations Bhd                                                  33,000       59,565
    Coastal Contracts Bhd                                                   2,541,666      820,816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
MALAYSIA -- (Continued)
    Crescendo Corp. Bhd                                                        19,900 $    6,790
    CSC Steel Holdings Bhd                                                    555,500    267,187
    Cypark Resources Bhd                                                    1,224,900    620,246
*   D&O Green Technologies Bhd                                                149,900     10,835
    Daibochi Plastic & Packaging Industry Bhd                                 110,880     56,575
#   Datasonic Group Bhd                                                     3,340,500    875,468
*   Datuk Keramik Holdings Bhd                                                 24,000         --
*   Daya Materials Bhd                                                      9,701,600    143,109
#*  Dayang Enterprise Holdings Bhd                                          2,789,596    674,544
#*  Destinii Bhd                                                              663,500    103,325
    DKSH Holdings Malaysia Bhd                                                119,000    122,525
#   DRB-Hicom Bhd                                                           8,097,000  2,139,494
    Dutch Lady Milk Industries Bhd                                            135,500  1,671,186
#   Eastern & Oriental Bhd                                                  7,183,747  2,724,379
*   Eco World Development Group Bhd                                         3,482,900  1,148,235
#   Econpile Holldings Bhd                                                    813,100    367,424
#   Ekovest Bhd                                                               509,300    305,672
#   Evergreen Fibreboard Bhd                                                5,768,450  1,225,042
    FAR East Holdings Bhd                                                      61,500    115,200
    Felda Global Ventures Holdings Bhd                                      7,095,300  2,960,801
*   Fountain View Development Bhd                                             808,200         --
    Gadang Holdings Bhd                                                     1,615,500    401,677
    Gas Malaysia Bhd                                                          640,000    391,916
    George Kent Malaysia Bhd                                                1,027,300    703,350
#   Globetronics Technology Bhd                                             1,817,860  1,703,525
    Glomac Bhd                                                              2,854,800    451,245
*   Golden Plus Holding Bhd                                                   216,000         --
    Goldis Bhd                                                                604,277    321,993
    GuocoLand Malaysia Bhd                                                  1,535,500    408,927
    Hai-O Enterprise Bhd                                                      716,280    694,491
#   HAP Seng Consolidated Bhd                                               1,961,540  3,851,902
    Hap Seng Plantations Holdings Bhd                                       1,574,900    953,762
#   Heineken Malaysia Bhd                                                     871,100  3,123,947
#   HeveaBoard Bhd                                                            454,400    149,870
    Hiap Teck Venture Bhd                                                     999,700     66,591
*   Hibiscus Petroleum Bhd                                                  4,451,000    472,057
    Hock Seng LEE BHD                                                       1,539,316    566,162
#   Hong Leong Industries Bhd                                                 707,800  1,539,692
    Hovid Bhd                                                               3,670,800    247,578
    Hua Yang Bhd                                                            1,953,866    485,294
    Hume Industries Bhd                                                       281,872    167,057
    Hup Seng Industries Bhd                                                 1,433,633    375,851
    I-Bhd                                                                   2,682,700    363,096
    IFCA MSC Bhd                                                              203,100     17,434
    IJM Plantations Bhd                                                     1,706,600  1,326,979
    Inari Amertron Bhd                                                      7,683,730  3,087,749
    Inch Kenneth Kajang Rubber P.L.C.                                       1,045,300    163,057
    Insas Bhd                                                               4,920,381    889,387
*   Iris Corp. Bhd                                                         12,373,200    335,606
*   Iskandar Waterfront City Bhd                                            3,063,100    622,625
*   JAKS Resources Bhd                                                      3,430,900    998,886
    Jaya Tiasa Holdings Bhd                                                 2,856,827    883,858
#   JCY International Bhd                                                   3,967,600    555,556

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
MALAYSIA -- (Continued)
#   Karex Bhd                                                               1,586,049 $  862,797
    Keck Seng Malaysia Bhd                                                    847,250    922,349
*   Kenanga Investment Bank Bhd                                             1,871,360    196,452
    Kian JOO CAN Factory Bhd                                                1,818,380  1,231,972
    Kim Loong Resources Bhd                                                   308,960    239,268
#   Kimlun Corp. Bhd                                                          684,174    326,199
#*  KNM Group Bhd                                                          15,723,580  1,225,136
    Kossan Rubber Industries                                                3,997,500  6,021,279
#   KPJ Healthcare Bhd                                                      6,373,925  6,042,701
    Kretam Holdings Bhd                                                     3,550,900    433,100
#*  KSL Holdings Bhd                                                        5,271,318  1,214,005
    Kumpulan Fima Bhd                                                         880,850    350,093
    Kumpulan Perangsang Selangor Bhd                                        2,341,100    646,790
*   Kwantas Corp. Bhd                                                         365,300    123,357
    Lafarge Malaysia Bhd                                                       43,400     67,649
    Land & General Bhd                                                      8,367,600    623,177
*   Landmarks Bhd                                                           1,775,200    304,710
#   LBS Bina Group Bhd                                                      2,662,400  1,082,397
#   Lingkaran Trans Kota Holdings Bhd                                       1,102,100  1,467,933
#   LPI Capital Bhd                                                           218,970    846,090
    Magni-Tech Industries Bhd                                                  23,600     25,557
#   Magnum Bhd                                                              4,584,300  2,225,395
    Mah Sing Group Bhd                                                     12,758,187  4,288,917
    Malakoff Corp. Bhd                                                        202,700     58,582
    Malayan Flour Mills Bhd                                                 1,751,450    560,756
    Malaysia Building Society Bhd                                           8,705,162  2,162,129
#*  Malaysia Marine and Heavy Engineering Holdings Bhd                      3,177,300    717,430
#*  Malaysian Bulk Carriers Bhd                                             2,893,200    477,886
#   Malaysian Pacific Industries Bhd                                          782,313  1,441,866
#   Malaysian Resources Corp. Bhd                                          10,891,349  3,516,722
    Malton Bhd                                                                930,100    155,591
*   Mancon Bhd                                                                 12,000         --
    Matrix Concepts Holdings Bhd                                            2,150,067  1,169,529
#   MBM Resources Bhd                                                       1,460,796    814,216
    Media Chinese International, Ltd.                                       3,771,300    546,497
    Media Prima Bhd                                                         7,408,203  1,706,168
    Mega First Corp. Bhd                                                      778,900    477,180
*   Mems Technology Bhd                                                     1,917,000         --
#   Mitrajaya Holdings Bhd                                                  2,130,500    611,154
    MK Land Holdings Bhd                                                    3,019,200    197,590
#   MKH Bhd                                                                 1,745,990  1,166,758
    MMC Corp. Bhd                                                             460,000    242,515
*   MNRB Holdings Bhd                                                       1,233,750    659,193
#*  MPHB Capital Bhd                                                        1,307,600    389,470
*   Mudajaya Group Bhd                                                      2,123,966    402,966
    Muhibbah Engineering M Bhd                                              3,331,650  1,775,981
#*  Mulpha International Bhd                                               15,624,800    793,988
#   My EG Services Bhd                                                     18,415,499  6,611,204
*   Naim Holdings Bhd                                                       1,751,900    628,661
*   Nikko Electronics Bhd                                                      36,600         --
    NTPM Holdings Bhd                                                         640,000    123,161
    OCK Group Bhd                                                           1,495,900    266,815
    Oldtown Bhd                                                             2,106,250    897,568

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
MALAYSIA -- (Continued)
    Oriental Holdings Bhd                                                     240,900 $  369,969
#   OSK Holdings Bhd                                                        5,407,570  1,710,047
    Pacific & Orient Bhd                                                      205,000     58,791
    Padini Holdings Bhd                                                     4,245,300  2,340,523
    Panasonic Manufacturing Malaysia Bhd                                      157,684  1,118,990
*   Panglobal Bhd                                                              14,000         --
    Pantech Group Holdings Bhd                                              2,022,130    207,780
    Paramount Corp. Bhd                                                       410,525    145,400
#*  Parkson Holdings Bhd                                                    4,624,147    657,771
*   Perisai Petroleum Teknologi Bhd                                         3,803,100     59,905
#   PESTECH International Bhd                                               1,002,100    373,233
    Petron Malaysia Refining & Marketing Bhd                                   28,100     28,144
    Pharmaniaga Bhd                                                           709,060    805,397
    Pie Industrial Bhd                                                        932,100    380,508
    Pos Malaysia Bhd                                                        3,078,300  2,796,134
    Power Root Bhd                                                            189,500     97,158
#   Press Metal Bhd                                                        10,714,760  4,963,789
#   Prestariang Bhd                                                         1,270,000    622,112
*   Prime Utilities Bhd                                                         3,000         --
    Protasco Bhd                                                            2,491,250    670,309
#*  Puncak Niaga Holdings Bhd                                               1,671,020    348,223
#   QL Resources Bhd                                                        3,975,130  3,941,548
#*  Rimbunan Sawit Bhd                                                      3,667,900    434,869
    Salcon Bhd                                                              6,443,600    829,992
    Sam Engineering & Equipment M Bhd                                          29,900     37,684
    Sarawak Cable Bhd                                                         311,300     74,466
    Sarawak Oil Palms Bhd                                                     812,504    710,092
    Scicom MSC Bhd                                                             24,100     11,979
#   Scientex Bhd                                                            1,593,924  2,514,778
*   Scomi Energy Services Bhd                                                 355,500     17,667
*   Scomi Group Bhd                                                         8,219,000    287,636
*   SEG International Bhd                                                      85,100     21,726
    Selangor Dredging Bhd                                                   1,118,200    214,159
    Selangor Properties Bhd                                                   217,400    218,613
    Shangri-La Hotels Malaysia Bhd                                            418,700    488,326
*   Shell Refining Co. Federation of Malaya Bhd                                24,000     15,283
    SHL Consolidated Bhd                                                      246,000    158,320
#   SKP Resources Bhd                                                       2,102,400    626,861
    Star Publications Group Bhd                                             2,042,700  1,060,747
#*  Sumatec Resources Bhd                                                   9,919,300    167,991
    Sunway Bhd                                                              3,713,160  2,546,523
    Sunway Construction Group Bhd                                             775,136    297,247
#   Supermax Corp. Bhd                                                      4,965,100  2,340,681
    Suria Capital Holdings Bhd                                                699,800    320,043
    Syarikat Takaful Malaysia Bhd                                           2,624,300  2,466,078
    Symphony Life Bhd                                                         439,187     65,939
#   Ta Ann Holdings Bhd                                                     1,719,789  1,584,017
    TA Enterprise Bhd                                                      10,182,800  1,128,030
    TA Global Bhd                                                           9,813,240    598,901
*   Talam Transform Bhd                                                     5,646,800     50,873
#   Taliworks Corp. Bhd                                                     1,781,850    589,593
#   Tambun Indah Land Bhd                                                   1,602,800    503,116
#   TAN Chong Motor Holdings Bhd                                            1,992,000    763,265

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
MALAYSIA -- (Continued)
*   Tanjung Offshore Bhd                                                      130,000 $      9,704
    Tasek Corp. Bhd                                                            86,800      246,071
#   TDM Bhd                                                                 7,854,400    1,383,591
#*  TH Plantations Bhd                                                      1,665,860      432,541
#   Time dotCom Bhd                                                         2,063,588    3,728,996
    Tiong NAM Logistics Holdings                                            1,707,100      608,913
    TMC Life Sciences Bhd                                                     356,400       76,119
#   Top Glove Corp. Bhd                                                     4,558,020    5,357,687
    Tropicana Corp. Bhd                                                     4,337,446      974,921
#   TSH Resources Bhd                                                       4,162,900    1,785,381
#   Tune Protect Group Bhd                                                  3,746,900    1,193,692
    Uchi Technologies Bhd                                                   1,822,000      728,130
#   UEM Edgenta Bhd                                                         3,039,400    2,221,215
#   UEM Sunrise Bhd                                                        10,750,100    2,670,624
    UMW Holdings Bhd                                                          315,000      401,739
#*  UMW Oil & Gas Corp. Bhd                                                 5,300,100      837,617
    Unisem M Bhd                                                            3,906,890    2,223,118
    United Malacca Bhd                                                        396,150      518,805
    United Plantations Bhd                                                    435,200    2,700,134
    United U-Li Corp. Bhd                                                     613,900      608,273
#   UOA Development Bhd                                                     4,529,300    2,481,867
#*  Uzma Bhd                                                                  900,800      335,615
    ViTrox Corp. Bhd                                                           13,200       11,295
*   Vivocom International Holdings Bhd                                      2,415,100       84,557
#   VS Industry Bhd                                                         6,036,230    2,042,919
#   Wah Seong Corp. Bhd                                                     2,769,369      512,933
*   WCE Holdings Bhd                                                          406,000      105,421
#   WCT Holdings Bhd                                                        7,661,399    3,166,639
    Wellcall Holdings Bhd                                                   1,993,800      882,399
    Wing Tai Malaysia Bhd                                                   1,065,150      248,806
    WTK Holdings Bhd                                                        2,634,100      594,818
    Yinson Holdings Bhd                                                     2,135,100    1,499,687
*   YNH Property Bhd                                                        3,632,788    1,239,821
*   YTL Land & Development Bhd                                              1,028,200      133,266
    Zhulian Corp. Bhd                                                         747,533      244,218
                                                                                      ------------
TOTAL MALAYSIA                                                                         227,248,474
                                                                                      ------------
MEXICO -- (2.7%)
    Alpek S.A.B. de C.V.                                                    3,571,730    4,110,654
#   Alsea S.A.B. de C.V.                                                    5,987,181   17,329,765
#*  Axtel S.A.B. de C.V.                                                    7,758,264    1,372,815
#   Banregio Grupo Financiero S.A.B. de C.V.                                2,231,384   12,324,589
*   Bio Pappel S.A.B. de C.V.                                                 500,354      549,217
#   Bolsa Mexicana de Valores S.A.B. de C.V.                                4,781,519    6,511,863
    Consorcio ARA S.A.B. de C.V. Series *                                   8,857,727    2,833,147
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR                     205,047    2,782,488
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A               1,665,333    2,257,605
*   Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B             960,372      741,918
    Corp. Actinver S.A.B. de C.V.                                             187,852      110,801
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                                 5,082,444    5,590,969
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.                               1,323          508
    Corp. Moctezuma S.A.B. de C.V. Series *                                   861,300    2,339,782
    Corporativo Fragua S.A.B. de C.V.                                               3           35

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
MEXICO -- (Continued)
#*  Corporativo GBM S.A.B. de C.V.                                             22,477 $    15,041
#   Credito Real S.A.B. de C.V. SOFOM ER                                    1,265,645   1,799,524
    Cydsa S.A.B. de C.V.                                                        3,875       4,365
*   Desarrolladora Homex S.A.B. de C.V.                                       297,848      15,711
*   Empaques Ponderosa S.A. de C.V.                                           206,000          --
#*  Empresas ICA S.A.B. de C.V.                                             3,471,068     461,067
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                          62,171       9,555
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                        7,533,299   7,846,321
#   Gentera S.A.B. de C.V.                                                  7,327,998  10,700,244
#*  Grupo Aeromexico S.A.B. de C.V.                                         2,942,421   5,480,309
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                     2,160,529   9,216,710
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                           408      31,547
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                     90,703   1,316,995
    Grupo Cementos de Chihuahua S.A.B. de C.V.                                818,100   3,726,928
#   Grupo Comercial Chedraui S.A. de C.V.                                   2,709,861   4,999,082
#   Grupo Elektra S.A.B. de C.V.                                               15,341     197,891
#*  Grupo Famsa S.A.B. de C.V. Class A                                      2,699,175     900,868
#   Grupo Financiero Interacciones SA de C.V. Class O                         711,998   2,710,601
#   Grupo Herdez S.A.B. de C.V. Series *                                    2,042,199   3,628,334
    Grupo Industrial Maseca S.A.B. de C.V. Class B                            592,181     686,928
    Grupo Industrial Saltillo S.A.B. de C.V.                                  280,066     470,056
    Grupo KUO S.A.B. de C.V. Series B                                         758,658   1,200,552
*   Grupo Pochteca S.A.B. de C.V.                                             585,177     258,164
*   Grupo Posadas S.A.B. de C.V.                                              198,900     438,746
*   Grupo Qumma SA de C.V. Series B                                           105,334          --
#   Grupo Rotoplas S.A.B. de C.V.                                              77,247      95,904
    Grupo Sanborns S.A.B. de C.V.                                             560,303     558,866
*   Grupo Simec S.A.B. de C.V. Series B                                     1,579,651   7,287,900
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                                    4,280      59,064
*   Grupo Sports World S.A.B. de C.V.                                         583,706     445,054
#*  Hoteles City Express S.A.B. de C.V.                                       896,444     787,105
#   Industrias Bachoco S.A.B. de C.V. Series B                              1,340,394   5,201,913
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                            36,780   1,707,695
#*  Industrias CH S.A.B. de C.V. Series B                                   2,270,116  14,369,545
#*  La Comer S.A.B. de C.V.                                                 1,431,154   1,015,709
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                                  201,450      69,071
    Megacable Holdings S.A.B. de C.V.                                       1,584,105   5,013,591
#*  Minera Frisco S.A.B. de C.V. Class A1                                   2,018,555   1,654,260
    OHL Mexico S.A.B. de C.V.                                               4,618,649   4,360,956
#   Organizacion Cultiba S.A.B. de C.V.                                     1,165,725   1,121,368
    Qualitas Controladora S.A.B. de C.V.                                    1,204,856   1,813,625
#   Rassini S.A.B. de C.V.                                                    179,382     661,839
    Rassini S.A.B. De C.V. Class A                                             40,216      74,247
*   Sanluis Corp. S.A.B. de C.V.                                                4,642          --
*   Sanluis Corp. S.A.B. de C.V. Class B                                        4,642          --
*   Sanluis Rassini S.A.P.I. de C.V. Series A                                   3,300          --
*   Savia SA Class A                                                          610,700          --
#*  Telesites S.A.B. de C.V.                                                2,188,344   1,284,453
#   TV Azteca S.A.B. de C.V.                                               11,953,920   1,903,134

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES      VALUE++
                                                                           ----------- ------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                              901,053 $  2,808,567
                                                                                       ------------
TOTAL MEXICO                                                                            167,265,561
                                                                                       ------------
PHILIPPINES -- (1.5%)
    A Soriano Corp.                                                          3,430,211      426,035
    ACR Mining Corp.                                                            48,205        3,251
    Alsons Consolidated Resources, Inc.                                      7,605,000      229,152
*   Atlas Consolidated Mining & Development Corp.                            6,148,000      657,043
    Belle Corp.                                                             37,835,400    2,465,038
*   Bloomberry Resorts Corp.                                                17,660,300    2,749,262
    Cebu Air, Inc.                                                           1,956,390    3,733,557
    Cebu Holdings, Inc.                                                      3,291,900      335,137
    Century Pacific Food, Inc.                                               3,246,000    1,068,878
    Century Properties Group, Inc.                                          26,261,151      284,933
    China Banking Corp.                                                      1,189,108      919,801
    Cirtek Holdings Philippines Corp.                                          393,700      180,476
    COL Financial Group, Inc.                                                  130,900       42,554
    Cosco Capital, Inc.                                                     13,645,100    2,517,798
    D&L Industries, Inc.                                                    32,518,100    8,038,731
*   DoubleDragon Properties Corp.                                            1,516,600    1,571,944
    East West Banking Corp.                                                  2,042,600      818,523
    EEI Corp.                                                                3,744,700      584,053
    Emperador, Inc.                                                          1,216,300      170,130
*   Empire East Land Holdings, Inc.                                         19,893,000      291,949
    Energy Development Corp.                                                10,387,400    1,139,783
    Filinvest Development Corp.                                              3,314,322      533,567
    Filinvest Land, Inc.                                                   124,010,577    4,038,170
    First Gen Corp.                                                         12,765,900    5,752,278
    First Philippine Holdings Corp.                                          2,457,480    3,506,440
*   Global Ferronickel Holdings, Inc.                                        5,257,667      299,408
    Holcim Philippines, Inc.                                                    80,600       26,888
    Integrated Micro-Electronics, Inc.                                         151,300       18,609
    Leisure & Resorts World Corp.                                            4,437,640      367,358
*   Lepanto Consolidated Mining Co.                                         43,735,455      186,608
    Lopez Holdings Corp.                                                    21,464,100    3,415,842
    Manila Water Co., Inc.                                                  10,091,500    6,121,980
    Max's Group, Inc.                                                          823,600      446,757
*   Megawide Construction Corp.                                              3,514,808    1,056,573
*   Melco Crown Philippines Resorts Corp.                                   13,328,700    1,287,577
*   Metro Pacific Corp. Series A                                             1,827,193           --
    Nickel Asia Corp.                                                        4,890,800      668,337
    Pepsi-Cola Products Philippines, Inc.                                   11,120,900      731,150
    Petron Corp.                                                            14,400,300    2,688,441
    Philex Mining Corp.                                                      1,885,300      350,071
    Philippine National Bank                                                 2,081,455    2,280,152
*   Philippine National Construction Corp.                                     173,000        3,195
    Philippine Savings Bank                                                    356,863      647,282
    Philippine Stock Exchange, Inc. (The)                                      121,592      583,967
*   Philippine Townships, Inc.                                                 318,732           --
*   Philtown Properties, Inc.                                                  111,562           --
    Philweb Corp.                                                            3,420,840      671,986
    Phinma Corp.                                                               131,349       30,296
    Phinma Energy Corp.                                                     13,642,000      619,622

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
PHILIPPINES -- (Continued)
    Phoenix Petroleum Philippines, Inc.                                       814,680 $   106,758
    Premium Leisure Corp.                                                  29,134,000     837,945
    Puregold Price Club, Inc.                                               4,655,100   4,042,745
    RFM Corp.                                                               8,856,668     879,252
    Rizal Commercial Banking Corp.                                          3,141,580   2,283,754
    Robinsons Land Corp.                                                    9,702,505   4,898,277
    Robinsons Retail Holdings, Inc.                                           787,360   1,250,255
    San Miguel Pure Foods Co., Inc.                                            93,790     480,578
    Security Bank Corp.                                                     1,550,048   6,645,058
*   SSI Group, Inc.                                                         3,272,000     172,438
    Travellers International Hotel Group, Inc.                              5,126,000     336,560
    Union Bank of the Philippines                                           1,379,931   2,173,767
*   Universal Rightfield Property Holdings                                  1,062,000          --
*   Victorias Milling Co., Inc.                                               231,600      20,416
    Vista Land & Lifescapes, Inc.                                          48,988,400   4,992,996
    Xurpas, Inc.                                                            2,518,900     425,364
                                                                                      -----------
TOTAL PHILIPPINES                                                                      94,106,745
                                                                                      -----------
POLAND -- (1.8%)
    AB SA                                                                       1,082       9,766
#   Action SA                                                                  26,708      29,521
    Agora SA                                                                  276,756     928,780
*   Alior Bank SA                                                              91,267   1,392,282
    Amica SA                                                                   26,540   1,240,222
    Apator SA                                                                  59,663     499,848
    Asseco Poland SA                                                          644,830   9,263,996
#*  Bioton SA                                                                 676,718   1,343,960
*   Boryszew SA                                                             1,196,385   3,392,613
    Budimex SA                                                                117,139   6,320,654
*   CD Projekt SA                                                             697,666  10,226,861
#*  CI Games SA                                                                18,520     134,343
    Ciech SA                                                                  291,146   5,005,933
*   ComArch SA                                                                  6,018     270,549
    Dom Development SA                                                          4,673      73,554
    Elektrobudowa SA                                                            8,568     256,550
*   Emperia Holding SA                                                         93,874   1,605,346
*   Enea SA                                                                   703,648   1,781,487
#   Energa SA                                                                 799,448   2,039,164
    Eurocash SA                                                                16,812     167,532
    Fabryki Mebli Forte SA                                                    136,782   2,836,659
*   Famur SA                                                                  379,290     440,311
    Firma Oponiarska Debica SA                                                 30,655     738,600
*   Getin Holding SA                                                        2,717,693     958,002
#*  Getin Noble Bank SA                                                     1,334,887     550,920
#*  Globe Trade Centre SA                                                      91,761     194,762
*   Grupa Azoty Zaklady Chemiczne Police SA                                    76,751     438,412
    Grupa Kety SA                                                              69,752   7,496,078
*   Grupa Lotos SA                                                            592,474   5,583,490
*   Impexmetal SA                                                           1,029,984   1,024,315
#*  Integer.pl SA                                                              33,143     354,186
    Inter Cars SA                                                              38,320   3,023,984
*   Jastrzebska Spolka Weglowa SA                                              81,190   1,357,833
    Kernel Holding SA                                                         437,920   8,724,545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
POLAND -- (Continued)
#   KRUK SA                                                                  111,211 $  6,830,994
    LC Corp. SA                                                              192,664       97,485
    Lentex SA                                                                124,367      332,483
#*  Lubelski Wegiel Bogdanka SA                                               68,724    1,114,377
*   MCI Capital SA                                                           227,344      492,436
*   Mostostal Zabrze SA                                                      425,811      138,246
    Netia SA                                                               2,652,342    2,969,887
    Neuca SA                                                                  23,188    2,321,188
    Orbis SA                                                                 132,247    2,419,757
*   Pelion SA                                                                 47,515      624,017
    Pfleiderer Grajewo SA                                                     41,809      466,679
#*  PKP Cargo SA                                                              52,772      703,419
#*  Polnord SA                                                               336,162      645,534
*   Rafako SA                                                                293,063      525,771
*   Stalexport Autostrady SA                                                 317,136      328,819
#   Stalprodukt SA                                                             9,410    1,397,385
    Synthos SA                                                             1,689,263    2,531,219
*   Tauron Polska Energia SA                                               5,756,680    4,241,913
    Trakcja SA                                                               375,779    1,509,715
*   Vistula Group SA                                                       1,439,663    1,171,666
    Warsaw Stock Exchange                                                    189,437    2,111,430
    Wawel SA                                                                     780      229,638
*   Zespol Elektrowni Patnow Adamow Konin SA                                  68,764      244,078
                                                                                     ------------
TOTAL POLAND                                                                          113,153,194
                                                                                     ------------
SOUTH AFRICA -- (7.2%)
*   Adbee Rf, Ltd.                                                             4,316       11,341
#   Adcock Ingram Holdings, Ltd.                                             848,818    3,245,904
    Adcorp Holdings, Ltd.                                                    896,475      962,137
    Advtech, Ltd.                                                          3,146,875    3,951,059
    Aeci, Ltd.                                                             1,071,305    8,186,904
*   African Bank Investments, Ltd.                                         5,287,877        1,983
    African Oxygen, Ltd.                                                     858,752    1,220,910
    African Rainbow Minerals, Ltd.                                           801,901    7,181,910
    Afrimat, Ltd.                                                             49,479      104,078
    Alexander Forbes Group Holdings, Ltd.                                  1,934,738    1,020,944
*   Allied Electronics Corp., Ltd. Class A                                    11,849        9,389
*   ArcelorMittal South Africa, Ltd.                                       1,784,999    1,739,464
#   Ascendis Health, Ltd.                                                  1,204,650    2,088,594
#   Assore, Ltd.                                                             221,537    4,539,598
#   Astral Foods, Ltd.                                                       441,334    4,944,444
*   Attacq, Ltd.                                                           2,736,857    3,657,478
*   Aveng, Ltd.                                                            4,254,721    2,304,468
    AVI, Ltd.                                                              3,408,319   23,231,743
    Barloworld, Ltd.                                                       2,216,736   18,226,147
    Blue Label Telecoms, Ltd.                                              3,303,921    4,500,285
    Cashbuild, Ltd.                                                          210,489    5,423,288
    Caxton and CTP Publishers and Printers, Ltd.                             313,704      310,535
    City Lodge Hotels, Ltd.                                                  321,768    3,508,104
    Clicks Group, Ltd.                                                     2,723,654   24,655,112
    Clover Industries, Ltd.                                                1,345,179    1,743,173
*   Consolidated Infrastructure Group, Ltd.                                  822,411    1,401,787
    Coronation Fund Managers, Ltd.                                         1,818,975    9,036,634

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- -----------
SOUTH AFRICA -- (Continued)
*   Curro Holdings, Ltd.                                                       69,864 $   247,873
    DataTec, Ltd.                                                           2,189,459   8,465,485
    Distell Group, Ltd.                                                       154,733   1,723,927
#   DRDGOLD, Ltd.                                                           2,932,131   1,651,290
#   DRDGOLD, Ltd. Sponsored ADR                                                 9,400      53,392
#*  enX Group, Ltd.                                                           408,074     546,980
    EOH Holdings, Ltd.                                                      1,098,252  11,948,409
*   Evraz Highveld Steel and Vanadium, Ltd.                                    63,001         118
#*  eXtract Group, Ltd.                                                     3,129,032      69,663
    Exxaro Resources, Ltd.                                                    987,944   7,823,838
    Famous Brands, Ltd.                                                       672,069   7,258,519
    Foschini Group, Ltd. (The)                                              1,564,234  18,707,610
#   Gold Fields, Ltd. Sponsored ADR                                           140,604     493,520
    Grand Parade Investments, Ltd.                                          3,255,755     871,894
    Grindrod, Ltd.                                                          5,661,999   5,942,009
    Group Five, Ltd.                                                        1,015,485   1,816,513
    Harmony Gold Mining Co., Ltd.                                           1,616,033   4,072,096
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                             2,847,823   7,261,949
    Holdsport, Ltd.                                                           210,011     950,322
*   Howden Africa Holdings, Ltd.                                               39,220      92,853
    Hudaco Industries, Ltd.                                                   275,317   2,324,297
*   Hulamin, Ltd.                                                           1,296,594     672,027
*   Impala Platinum Holdings, Ltd.                                            977,775   3,896,641
    Imperial Holdings, Ltd.                                                   858,475  10,658,559
#   Invicta Holdings, Ltd.                                                    359,026   1,614,652
*   JCI, Ltd.                                                               3,131,151          --
    JSE, Ltd.                                                                 874,849  10,489,690
    KAP Industrial Holdings, Ltd.                                           7,788,982   4,509,651
*   Kumba Iron Ore, Ltd.                                                       26,256     404,958
#   Lewis Group, Ltd.                                                         855,236   2,605,435
    Liberty Holdings, Ltd.                                                    517,387   4,237,704
#   Life Healthcare Group Holdings, Ltd.                                    1,633,895   4,070,013
    Massmart Holdings, Ltd.                                                   392,226   3,927,405
    Merafe Resources, Ltd.                                                 11,489,424   1,662,002
    Metair Investments, Ltd.                                                1,309,283   2,154,402
    Metrofile Holdings, Ltd.                                                   82,524      31,107
    MMI Holdings, Ltd.                                                      2,699,362   4,966,071
    Mpact, Ltd.                                                             1,514,443   3,321,973
    Murray & Roberts Holdings, Ltd.                                         3,959,853   3,267,915
    Mustek, Ltd.                                                               17,364       6,204
#*  Nampak, Ltd.                                                            5,214,254   7,272,751
*   Net 1 UEPS Technologies, Inc.                                                 776       9,445
*   Northam Platinum, Ltd.                                                  3,612,389  13,750,042
    Oceana Group, Ltd.                                                        447,176   3,944,167
    Omnia Holdings, Ltd.                                                      589,522   7,975,441
    Peregrine Holdings, Ltd.                                                2,078,218   4,584,617
#   Pick n Pay Stores, Ltd.                                                 2,069,376  10,512,845
    Pinnacle Holdings, Ltd.                                                 1,250,133   1,723,647
    Pioneer Foods Group, Ltd.                                                 131,409   1,625,381
*   PPC, Ltd.                                                              14,360,518   7,293,823
    Raubex Group, Ltd.                                                      1,306,791   2,213,351
    RCL Foods, Ltd.                                                           683,713     673,939
    Reunert, Ltd.                                                           1,517,644   7,729,009

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
SOUTH AFRICA -- (Continued)
    Rhodes Food Group Pty, Ltd.                                              261,387 $    544,491
*   Royal Bafokeng Platinum, Ltd.                                            706,327    2,002,839
    Santam, Ltd.                                                             262,285    4,692,610
    Sappi, Ltd.                                                            3,220,409   20,706,615
    Sibanye Gold, Ltd.                                                       962,027    2,175,087
    SPAR Group, Ltd. (The)                                                 1,047,433   14,774,459
    Spur Corp., Ltd.                                                         621,605    1,571,524
*   Stefanutti Stocks Holdings, Ltd.                                         229,540       76,753
    Sun International, Ltd.                                                1,096,248    7,146,900
*   Super Group, Ltd.                                                      3,359,375    9,125,201
    Telkom SA SOC, Ltd.                                                    1,780,527    9,757,786
    Tongaat Hulett, Ltd.                                                   1,005,705   10,004,957
    Transaction Capital, Ltd.                                                463,547      517,477
    Trencor, Ltd.                                                          1,369,751    3,811,024
    Truworths International, Ltd.                                            548,240    3,292,145
    Tsogo Sun Holdings, Ltd.                                               2,858,414    5,609,257
    Wilson Bayly Holmes-Ovcon, Ltd.                                          533,248    5,793,489
                                                                                     ------------
TOTAL SOUTH AFRICA                                                                    452,937,451
                                                                                     ------------
SOUTH KOREA -- (12.7%)
#*  3S Korea Co., Ltd.                                                        22,000       51,550
    Able C&C Co., Ltd.                                                        93,648    1,503,292
#   ABOV Semiconductor Co., Ltd.                                              91,919      812,893
#   Ace Technologies Corp.                                                   133,117      367,631
#*  Actoz Soft Co., Ltd.                                                      44,301      598,935
#   Advanced Nano Products Co., Ltd.                                          56,090      703,158
#*  Advanced Process Systems Corp.                                           138,964    3,352,792
#   Aekyung Petrochemical Co., Ltd.                                          102,487      980,596
#   AfreecaTV Co., Ltd.                                                       71,482    1,372,382
#*  Agabang&Company                                                          182,045    1,224,042
#   Ahn-Gook Pharmaceutical Co., Ltd.                                         43,396      412,065
#   Ahnlab, Inc.                                                              35,578    1,912,106
#   AJ Networks Co., Ltd.                                                     51,035      234,410
#*  AJ Rent A Car Co., Ltd.                                                  108,665      830,805
    AK Holdings, Inc.                                                         35,428    1,541,392
#*  Alticast Corp.                                                            73,734      266,709
#   ALUKO Co., Ltd.                                                          305,607    1,402,707
#*  ALVOGEN KOREA Co,.Ltd.                                                     5,687      110,680
#*  Aminologics Co., Ltd.                                                     36,345       95,708
#*  Amotech Co., Ltd.                                                         63,065    1,278,409
#*  Anam Electronics Co., Ltd.                                               778,248      749,983
#   Anapass, Inc.                                                             61,819      724,737
    Asia Cement Co., Ltd.                                                      9,976      629,672
    ASIA Holdings Co., Ltd.                                                   11,894    1,000,912
#*  Asia Paper Manufacturing Co., Ltd.                                        33,993      585,710
*   Asiana Airlines, Inc.                                                    739,307    2,661,343
#   Atinum Investment Co., Ltd.                                              242,341      438,378
#*  AUK Corp.                                                                199,140      378,242
#   Aurora World Corp.                                                        38,000      329,407
#   Austem Co., Ltd.                                                         127,720      441,278
#   Autech Corp.                                                              87,965      709,683
#*  Automobile & PCB                                                         251,614      561,952
#   Avaco Co., Ltd.                                                           87,128      559,640

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#   Avatec Co., Ltd.                                                         5,446 $   30,536
#   Baiksan Co., Ltd.                                                       89,268    675,847
#*  Barun Electronics Co., Ltd.                                            488,812    922,672
#*  Barunson Entertainment & Arts Corp.                                    371,867    867,802
#   Bcworld Pharm Co., Ltd.                                                 27,485    515,042
#*  BH Co., Ltd.                                                            71,903  1,120,652
    Binggrae Co., Ltd.                                                      39,026  2,172,451
#*  BioSmart Co., Ltd.                                                      66,844    271,571
#   BIT Computer Co., Ltd.                                                  92,736    410,200
#   Bixolon Co., Ltd.                                                       36,281    383,757
#   Bluecom Co., Ltd.                                                       68,474    635,113
#*  Boditech Med, Inc.                                                      53,869    943,183
#*  Bohae Brewery Co., Ltd.                                                471,918    489,928
    Bookook Securities Co., Ltd.                                             7,410    120,606
#   Boryung Medience Co., Ltd.                                              49,675    627,927
    Boryung Pharmaceutical Co., Ltd.                                        33,577  1,501,559
#*  Bubang Co., Ltd.                                                       172,662    645,029
*   BUGS Corp.                                                              45,508    412,431
#   Bukwang Pharmaceutical Co., Ltd.                                       127,544  2,484,188
    Busan City Gas Co., Ltd.                                                   805     23,746
#   BYC Co., Ltd.                                                              746    242,590
#   Byucksan Corp.                                                         316,020  1,043,340
    C&S Asset Management Co., Ltd.()                                        18,158      3,125
#*  C&S Asset Management Co., Ltd.(6199560)                                148,280    344,852
#*  CammSys Corp.                                                          308,501    750,492
#*  Capro Corp.                                                            264,259  1,877,227
    Cell Biotech Co., Ltd.                                                  44,456  1,348,689
#*  Celltrion Pharm, Inc.                                                   77,179  1,436,123
#*  Chabiotech Co., Ltd.                                                   294,772  2,979,541
#   Changhae Ethanol Co., Ltd.                                              37,429    545,585
#*  Charm Engineering Co., Ltd.                                            193,565    448,942
#*  Chemtronics Co., Ltd.                                                   59,021    394,230
#   Cheryong Industrial Co. Ltd/new                                         49,903    364,052
#*  Chin Hung International, Inc.                                          106,852    169,856
#*  China Great Star International, Ltd.                                   418,488    483,054
#   Chinyang Holdings Corp.                                                121,794    329,048
#*  Choa Pharmaceutical Co.                                                 49,861    188,437
*   Chokwang Leather Co., Ltd.                                                 607     21,483
#   Chokwang Paint, Ltd.                                                    45,216    384,323
#   Chong Kun Dang Pharmaceutical Corp.                                     45,831  3,878,054
#   Chongkundang Holdings Corp.                                             26,473  1,347,531
#   Choong Ang Vaccine Laboratory                                           37,156    655,286
#   Chosun Refractories Co., Ltd.                                            6,253    465,195
#   Chungdahm Learning, Inc.                                                35,344    521,486
#   CJ Freshway Corp.                                                       48,575  1,493,016
    CJ Hellovision Co., Ltd.                                               173,437  1,371,059
    CJ O Shopping Co., Ltd.                                                 23,495  3,249,116
#*  CJ Seafood Corp.                                                       154,525    456,102
#   CKD Bio Corp.                                                           19,783    362,542
    Com2uSCorp                                                              64,232  4,728,588
#   Coreana Cosmetics Co., Ltd.                                            181,290    868,959
#   Cosmax BTI, Inc.                                                        80,159  2,243,481
#   Cosmax, Inc.                                                            53,478  6,031,083

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#*  Cosmochemical Co., Ltd.                                                 28,914 $  103,395
#*  COSON Co., Ltd.                                                        110,093  1,099,937
#   Crown Confectionery Co., Ltd.                                           60,912  1,751,086
#*  CrucialTec Co., Ltd.                                                   164,862  1,244,203
#   CS Wind Corp.                                                           38,953    549,235
#*  CTC BIO, Inc.                                                           22,401    187,277
#*  CTL, Inc.                                                              132,635    170,178
#*  CUROCOM Co., Ltd.                                                       85,800    188,620
#   D.I Corp.                                                              176,315    672,925
#   Dae Dong Industrial Co., Ltd.                                           75,641    449,703
    Dae Han Flour Mills Co., Ltd.                                            6,551  1,063,564
#   Dae Hwa Pharmaceutical Co., Ltd.                                        22,883    404,141
#   Dae Hyun Co., Ltd.                                                     184,373    555,251
#*  Dae Won Chemical Co., Ltd.                                             222,686    478,936
#   Dae Won Kang Up Co., Ltd.                                              130,778    486,009
#*  Dae Young Packaging Co., Ltd.                                          539,682    458,800
#*  Dae-Il Corp.                                                            86,388    638,497
#*  Daea TI Co., Ltd.                                                      475,559    784,386
#   Daebongls Co., Ltd.                                                     46,387    478,671
#*  Daechang Co., Ltd.                                                     314,932    270,467
    Daechang Forging Co., Ltd.                                               1,367     53,727
#   Daeduck Electronics Co.                                                245,446  1,751,310
#   Daeduck GDS Co., Ltd.                                                  131,552  1,516,617
#   Daegu Department Store                                                  31,477    364,976
#*  Daehan New Pharm Co., Ltd.                                              72,121  1,088,963
    Daehan Steel Co., Ltd.                                                  94,491    754,550
*   Daeho International Corp.                                                  543         --
#   Daekyo Co., Ltd.                                                       205,448  1,428,406
    Daekyung Machinery & Engineering Co., Ltd.()                           167,732     23,238
#*  Daekyung Machinery & Engineering Co., Ltd.(6249067)                    593,267    471,941
#   Daelim B&Co Co., Ltd.                                                   61,743    410,939
#*  DAEMYUNG Corp. Co., Ltd.                                               336,680    493,023
#   Daeryuk Can Co., Ltd.                                                   89,773    525,135
#   Daesang Corp.                                                          154,032  3,341,441
#   Daesang Holdings Co., Ltd.                                             101,794    879,449
#   Daesung Energy Co., Ltd.                                                43,197    232,082
    Daesung Holdings Co., Ltd.                                              26,734    213,780
#*  Daewon Cable Co., Ltd.                                                 340,696    360,870
#*  Daewon Media Co., Ltd.                                                  68,288    439,943
#   Daewon Pharmaceutical Co., Ltd.                                         85,557  1,493,939
    Daewon San Up Co., Ltd.                                                 59,488    482,981
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.                     676,333  1,955,493
    Daewoong Co., Ltd.                                                      22,567    799,563
#   Daewoong Pharmaceutical Co., Ltd.                                       36,172  2,130,822
*   Dahaam E-Tec Co., Ltd.                                                   2,100      6,099
#   Daihan Pharmaceutical Co., Ltd.                                         25,974    627,683
    Daishin Securities Co., Ltd.                                           297,668  2,885,387
#*  Danal Co., Ltd.                                                        273,907  1,268,661
#   Daou Data Corp.                                                        120,825  1,233,028
#   Daou Technology, Inc.                                                  193,774  2,961,713
#*  Dasan Networks, Inc.                                                   115,433    631,251
#   Dawonsys Co., Ltd.                                                     128,532  1,242,298
#   Dayou Automotive Seat Technology Co., Ltd.                             401,006    532,846

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#*  Dayou Plus Co., Ltd.                                                   352,140 $  300,674
#   DCM Corp.                                                               34,093    350,899
#*  Deutsch Motors, Inc.                                                    91,228    384,535
    DGB Financial Group, Inc.                                              123,207  1,046,400
#   DHP Korea Co., Ltd.                                                     73,989    509,070
    Digital Chosun Co., Ltd.                                               191,008    441,897
#*  Digital Optics Co., Ltd.                                               125,488    338,807
#   Digital Power Communications Co., Ltd.                                 216,808    655,690
#*  DIO Corp.                                                               83,020  2,257,456
#   Display Tech Co., Ltd.                                                  52,616    188,865
    DK UIL Co., Ltd.                                                        26,259    237,699
#   DMS Co., Ltd.                                                          139,183  1,362,071
#*  DNF Co., Ltd.                                                           61,385    832,879
#   Dong A Eltek Co., Ltd.                                                  63,897  1,315,200
    Dong Ah Tire & Rubber Co., Ltd.                                         59,867  1,309,749
#   Dong-A Socio Holdings Co., Ltd.                                         21,487  2,320,712
#   Dong-A ST Co., Ltd.                                                     29,305  2,232,172
#   Dong-Ah Geological Engineering Co., Ltd.                                52,068    416,178
    Dong-Il Corp.                                                            6,193    317,151
#   Dongbang Transport Logistics Co., Ltd.                                  64,316    116,105
#*  Dongbu Co., Ltd.                                                       651,268    438,707
#*  Dongbu Corp.                                                             5,858     49,643
*   Dongbu HiTek Co., Ltd.                                                 249,733  3,777,913
*   Dongbu Securities Co., Ltd.                                            223,527    687,425
#*  Dongbu Steel Co., Ltd.                                                  16,097    190,152
    Dongil Industries Co., Ltd.                                              6,534    449,457
#   Dongjin Semichem Co., Ltd.                                             231,941  1,993,557
#*  Dongkook Industrial Co., Ltd.                                          147,598    406,041
    DongKook Pharmaceutical Co., Ltd.                                       31,782  1,533,442
#   Dongkuk Industries Co., Ltd.                                           211,651    763,291
*   Dongkuk Steel Mill Co., Ltd.                                           411,074  4,322,194
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                            191,508    877,912
#   Dongsung Chemical Co., Ltd.                                             17,370    267,515
#   DONGSUNG Corp.                                                         186,654    984,391
#   Dongsung Finetec Co., Ltd.                                             121,287    720,542
#*  Dongsung Pharmaceutical Co., Ltd.                                      111,389    373,631
#   Dongwha Enterprise Co., Ltd.                                            21,586    607,830
    Dongwha Pharm Co., Ltd.                                                149,201  1,056,433
#   Dongwon Development Co., Ltd.                                          387,764  1,356,542
#   Dongwon F&B Co., Ltd.                                                    8,930  1,572,089
#   Dongwon Industries Co., Ltd.                                             9,256  2,721,544
#   Dongwoo Co., Ltd.                                                       58,857    221,235
    Dongyang E&P, Inc.                                                      33,020    387,255
#*  Dongyang Steel Pipe Co., Ltd.                                          576,197    617,357
#*  Doosan Engine Co., Ltd.                                                233,938    652,950
*   Doosan Infracore Co., Ltd.                                             216,813  1,610,355
    DoubleUGames Co., Ltd.                                                  34,519  1,149,841
#*  Dragonfly GF Co., Ltd.                                                  51,555    305,142
#   DRB Holding Co., Ltd.                                                   62,944    606,248
#   DSK Co., Ltd.                                                           60,314    861,925
#   DSR Wire Corp.                                                          66,361    794,645
#*  Duk San Neolux Co., Ltd.                                                37,147    844,621
#*  Duksan Hi-Metal Co., Ltd.                                               87,920    634,329

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#   Duksung Co., Ltd.                                                       81,764 $  359,520
#   DuzonBIzon Co., Ltd.                                                   141,968  2,813,027
    DY Corp.                                                               152,073    959,371
#   e Tec E&C, Ltd.                                                         10,778  1,195,461
    e-Credible Co., Ltd.                                                     3,132     31,568
#   e-LITECOM Co., Ltd.                                                     48,416    386,387
#*  e-Starco Co., Ltd.                                                     153,747    194,574
    E1 Corp.                                                                20,884  1,044,938
    Eagon Industrial, Ltd.                                                  47,388    441,942
#   Easy Bio, Inc.                                                         297,939  1,513,701
#*  EcoBio Holdings Co., Ltd.                                               52,300    494,138
#*  Ecopro Co., Ltd.                                                       157,180  1,451,230
#   EG Corp.                                                                34,204    272,711
#*  Ehwa Technologies Information Co., Ltd.                                757,196    301,286
#   Elcomtec Co., Ltd.                                                     261,529    536,548
#   Elentec Co., Ltd.                                                       82,969    410,408
*   ELK Corp.                                                               70,663     88,446
#*  EM-Tech Co., Ltd.                                                       90,281    822,084
#*  Emerson Pacific, Inc.                                                   46,043  1,170,924
#*  EMKOREA Co., Ltd.                                                       60,585    219,331
#*  EMW Co., Ltd.                                                          131,661    315,103
#   Enex Co., Ltd.                                                         306,803    596,635
#   ENF Technology Co., Ltd.                                                73,085  1,326,060
#   Eo Technics Co., Ltd.                                                   64,235  4,699,647
#   Estechpharma Co., Ltd.                                                  67,905    519,410
#*  ESTsoft Corp.                                                           39,905    287,704
#   Eugene Corp.                                                           296,760  1,204,640
*   Eugene Investment & Securities Co., Ltd.                               588,034  1,372,115
#   Eugene Technology Co., Ltd.                                            110,560  1,561,540
#   Eusu Holdings Co., Ltd.                                                102,874    587,988
#   EVERDIGM Corp.                                                          63,661    610,253
#*  EXA E&C, Inc.                                                           99,097    162,568
#   Ezwelfare Co., Ltd.                                                     15,152     90,607
#   F&F Co., Ltd.                                                           47,427    749,855
#   Farmsco                                                                120,079  1,235,626
#*  FarmStory Co., Ltd.                                                    406,341    494,711
#*  Feelux Co., Ltd.                                                       171,902    593,500
#   Fila Korea, Ltd.                                                        73,934  4,360,616
#   Fine DNC Co., Ltd.                                                     103,000    471,084
#   Fine Technix Co., Ltd.                                                 181,412    471,241
#*  Finetex EnE, Inc.                                                       61,015    378,985
#*  Firstec Co., Ltd.                                                      181,845    593,942
#*  Foosung Co., Ltd.                                                      414,178  2,609,340
#   Fursys, Inc.                                                            14,730    409,293
#*  G-SMATT GLOBAL Co., Ltd.                                               120,061  1,305,383
#*  Gamevil, Inc.                                                           38,957  1,490,301
    Gaon Cable Co., Ltd.                                                    21,699    426,163
#*  GeneOne Life Science, Inc.                                               4,475     41,593
#*  Genic Co., Ltd.                                                         36,274    428,418
    Geumhwa PSC Co., Ltd.                                                    3,165     97,671
#*  Gigalane Co., Ltd.                                                      35,427    160,342
#   GIIR, Inc.                                                              22,387    155,108
#*  Global Display Co., Ltd.                                                62,631    236,611

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#*  GNCO Co., Ltd.                                                         369,175 $1,639,077
    Golfzon Co., Ltd.                                                       22,612  1,222,257
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                         127,855    762,265
#*  Good People Co., Ltd.                                                   89,915    185,098
    Green Cross Holdings Corp.                                              88,319  1,626,607
*   Green Non-Life Insurance Co., Ltd.                                      22,357         --
#*  GS Global Corp.                                                        338,645  1,011,865
    GS Home Shopping, Inc.                                                  24,403  3,804,568
#   Gwangju Shinsegae Co., Ltd.                                              3,456    720,643
#   Haesung Industrial Co., Ltd.                                            25,164    303,131
#*  Halla Corp.                                                            119,688    431,273
#   Halla Holdings Corp.                                                    62,364  3,255,279
#   Han Kuk Carbon Co., Ltd.                                               245,312  1,357,852
#   Hana Micron, Inc.                                                      126,250    658,589
#   Hana Tour Service, Inc.                                                 67,626  4,186,262
#*  Hanall Biopharma Co., Ltd.                                              66,200    668,611
    Hancom, Inc.                                                           129,688  1,785,944
#   Handok, Inc.                                                            41,183    793,140
    Handsome Co., Ltd.                                                     104,027  2,785,316
    Hanexpress Co., Ltd.                                                       384     23,056
    Hanil Cement Co., Ltd.                                                  23,047  1,482,521
#   Hanil Vacuum Co., Ltd.                                                  12,434     32,206
*   Hanjin Heavy Industries & Construction Co., Ltd.                       555,631  1,435,197
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.               87,816    340,527
#   Hanjin Kal Corp.                                                       348,244  4,577,362
#*  Hanjin P&C Co., Ltd.                                                   285,435    629,413
#   Hanjin Transportation Co., Ltd.                                         66,079  1,619,448
#*  Hankook Cosmetics Co., Ltd.                                             70,133    898,123
#*  Hankook Cosmetics Manufacturing Co., Ltd.                               13,705    355,824
    Hankook Shell Oil Co., Ltd.                                              4,913  1,805,384
*   Hankook Synthetics, Inc.                                                   550         --
    Hankuk Glass Industries, Inc.                                            9,314    215,578
#   Hankuk Paper Manufacturing Co., Ltd.                                    18,463    503,246
#   Hankuk Steel Wire Co., Ltd.                                             58,735    154,356
#   Hanla IMS Co., Ltd.                                                     27,143    206,699
#   Hanmi Semiconductor Co., Ltd.                                           92,235  1,256,702
#   HanmiGlobal Co., Ltd.                                                   40,322    336,627
#   Hans Biomed Corp.                                                       51,215    654,376
#   Hansae Co., Ltd.                                                       137,456  2,652,069
#   Hansae Yes24 Holdings Co., Ltd.                                         75,539    627,933
#*  Hanshin Construction                                                    37,902    474,423
#   Hanshin Machinery Co.                                                  212,588    514,125
#   Hansol Chemical Co., Ltd.                                               73,644  4,803,151
#*  Hansol Holdings Co., Ltd.                                              393,662  2,088,655
#*  Hansol HomeDeco Co., Ltd.                                              459,823    637,163
#   Hansol Paper Co., Ltd.                                                 105,976  1,865,982
#*  Hansol SeenTec Co., Ltd.                                               306,906    451,181
#*  Hansol Technics Co., Ltd.                                              120,268  1,624,884
#   Hanwha Galleria Timeworld Co., Ltd.                                     13,559    394,701
    Hanwha General Insurance Co., Ltd.                                     323,471  1,928,706
#*  Hanwha Investment & Securities Co., Ltd.                               890,549  1,811,052
#   Hanyang Eng Co., Ltd.                                                   39,237    355,462
    Hanyang Securities Co., Ltd.                                            18,538    116,255

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Harim Co., Ltd.                                                          217,206 $  911,838
#   Harim Holdings Co., Ltd.                                                 209,664    719,144
#*  HB Technology Co., Ltd.                                                  408,986  1,764,541
#   Heung-A Shipping Co., Ltd.                                               840,647  1,203,081
*   Heungkuk Fire & Marine Insurance Co., Ltd.                                95,344    307,453
#*  HICEL Co., Ltd.                                                          480,831    528,913
#   High Tech Pharm Co., Ltd.                                                 23,615    286,301
#   Hitejinro Holdings Co., Ltd.                                              59,009    557,490
    HMC Investment Securities Co., Ltd.                                      122,583  1,054,938
#   Home Center Holdings Co., Ltd.                                           129,288    478,320
#*  Homecast Co., Ltd.                                                       212,979  3,104,750
#   HS Industries Co., Ltd.                                                  270,519  2,507,087
    HS R&A Co., Ltd.                                                          23,838    675,093
#   Huchems Fine Chemical Corp.                                              158,762  2,842,532
#   Humax Co., Ltd.                                                          129,653  1,367,070
#   Humedix Co., Ltd.                                                         41,577    979,223
*   Huneed Technologies                                                        2,445     28,291
#*  Huons Co., Ltd.                                                           23,214  1,077,869
    Huons Global Co., Ltd.                                                    33,867    786,911
    Husteel Co., Ltd.                                                          4,316     61,034
#   Huvis Corp.                                                              115,323    800,757
#   Huvitz Co., Ltd.                                                          69,415    763,547
    Hwa Shin Co., Ltd.                                                       128,979    758,259
    Hwacheon Machine Tool Co., Ltd.                                            4,979    222,557
#   Hwail Pharm Co., Ltd.                                                     59,536    375,614
#   Hwangkum Steel & Technology Co., Ltd.                                     34,473    259,157
    HwaSung Industrial Co., Ltd.                                              67,222    746,549
#   Hy-Lok Corp.                                                              63,553  1,081,121
#   Hyosung ONB Co., Ltd.                                                     10,277    104,687
#   HyosungITX Co., Ltd.                                                      14,477    141,743
*   Hyundai BNG Steel Co., Ltd.                                               64,158    731,558
#   Hyundai C&F, Inc.                                                         25,222    320,618
#*  Hyundai Cement Co.                                                        21,494    529,023
    Hyundai Corp.                                                             51,164    959,313
*   Hyundai Elevator Co., Ltd.                                                32,112  1,626,105
#   Hyundai Engineering Plastics Co., Ltd.                                   114,237    821,995
    Hyundai Home Shopping Network Corp.                                       12,230  1,143,217
    Hyundai Hy Communications & Networks Co., Ltd.                           251,890    848,444
    Hyundai Livart Furniture Co., Ltd.                                        93,500  1,888,288
#*  Hyundai Merchant Marine Co., Ltd.                                         52,373    343,794
#*  Hyundai Mipo Dockyard Co., Ltd.                                           48,721  2,411,835
#   Hyundai Pharmaceutical Co., Ltd.                                         138,535    549,579
#   HyVision System, Inc.                                                     91,518    662,603
    I Controls, Inc.                                                           9,134    228,099
#   i-Components Co., Ltd.                                                    41,769    432,308
#   i-SENS, Inc.                                                              63,620  1,540,878
#   I3System, Inc.                                                            16,542    551,449
#*  iA, Inc.                                                                 264,437    905,503
#*  ICD Co., Ltd.                                                             91,554  1,357,919
#*  IE, Ltd.                                                               1,268,318    641,577
#*  IHQ, Inc.                                                                460,725    737,461
#   Il Dong Holdings Co., Ltd.                                                28,180    514,984
#   IL Dong Pharmaceutical Co., Ltd.                                          51,329    793,090

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
    Ilji Technology Co., Ltd.                                               10,190 $   57,945
#*  Iljin Display Co., Ltd.                                                131,114    747,657
#   Iljin Electric Co., Ltd.                                               120,840    480,379
#   Iljin Holdings Co., Ltd.                                               162,606    774,503
#*  Iljin Materials Co., Ltd.                                              122,458  1,324,534
#   Ilshin Spinning Co., Ltd.                                                8,977    921,216
#*  ilShinbiobase Co,Ltd.                                                   55,644    132,052
#   Ilsung Pharmaceuticals Co., Ltd.                                         3,354    356,639
#   Ilya Co., Ltd.                                                          46,297    245,023
#*  IM Co., Ltd.                                                           125,012    469,029
#   iMarketKorea, Inc.                                                     141,759  1,273,375
#   InBody Co., Ltd.                                                        82,313  1,600,513
#*  Infinitt Healthcare Co., Ltd.                                          103,845    611,702
#*  Infraware, Inc.                                                        108,535    341,832
#*  INITECH Co., Ltd.                                                       52,438    312,442
#*  InkTec Co., Ltd.                                                         8,164     60,039
#*  InnoWireless, Inc.                                                      21,995    200,607
#*  Innox Corp.                                                             63,904  1,610,308
#*  Insun ENT Co., Ltd.                                                    196,856  1,100,068
#   Intelligent Digital Integrated Security Co., Ltd.                       33,909    279,050
#*  Interflex Co., Ltd.                                                     74,968  1,629,935
    Intergis Co., Ltd.                                                      11,220     33,312
#   Interojo Co., Ltd.                                                      54,706  1,814,816
#   Interpark Corp.                                                         85,712    674,257
    Interpark Holdings Corp.                                               307,411  1,251,245
    INTOPS Co., Ltd.                                                        93,188    793,251
    Inzi Controls Co., Ltd.                                                 42,034    179,729
    INZI Display Co., Ltd.                                                  32,254     62,236
#*  Iones Co., Ltd.                                                         48,881    846,065
    IS Dongseo Co., Ltd.                                                    58,229  2,095,732
#   ISC Co., Ltd.                                                           66,042    920,189
#   ISU Chemical Co., Ltd.                                                  66,660    907,011
#   IsuPetasys Co., Ltd.                                                   195,899    850,745
#   J.ESTINA Co., Ltd.                                                      70,529    525,331
#*  Jaeyoung Solutec Co., Ltd.                                             167,390    332,729
#   Jahwa Electronics Co., Ltd.                                             80,029  1,325,323
#   JASTECH, Ltd.                                                            9,114    190,284
#   JB Financial Group Co., Ltd.                                           697,068  3,360,765
#   JC Hyun System, Inc.                                                    80,715    449,918
*   Jcontentree Corp.                                                      261,672    963,719
#   Jeil Pharmaceutical Co.                                                  5,274    272,823
    Jeju Air Co., Ltd.                                                      41,292    905,730
#*  Jeju Semiconductor Corp.                                                66,476    235,067
    Jinro Distillers Co., Ltd.                                              14,366    360,271
#   Jinsung T.E.C.                                                          87,662    582,416
    JLS Co., Ltd.                                                           51,867    341,298
#*  JoyCity Corp.                                                           46,124    782,892
#*  Jusung Engineering Co., Ltd.                                           281,410  2,758,110
#   JVM Co., Ltd.                                                           25,429    908,470
#   JW Holdings Corp.                                                      232,254  1,529,738
#   JW Pharmaceutical Corp.                                                 70,424  2,648,672
#   JW Shinyak Corp.                                                        16,523     99,008
*   JYP Entertainment Corp.                                                211,588    875,108

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#   Kangnam Jevisco Co., Ltd.                                               24,497 $  763,698
#   KAON Media Co., Ltd.                                                    78,722    700,364
    KB Capital Co., Ltd.                                                    80,583  1,686,196
#*  KC Cottrell Co., Ltd.                                                   15,012     76,615
#   KC Green Holdings Co., Ltd.                                             96,596    630,061
#   KC Tech Co., Ltd.                                                      156,035  1,925,535
#*  KCC Engineering & Construction Co., Ltd.                                40,397    305,122
    KCI, Ltd.                                                                2,256     16,071
*   KCO Energy, Inc.                                                           120         --
#*  KEC Corp.                                                              454,496    380,185
#   KEPCO Engineering & Construction Co., Inc.                              99,526  2,024,020
#   Keyang Electric Machinery Co., Ltd.                                    156,430    686,196
#*  KEYEAST Co., Ltd.                                                      466,462    928,707
#   KG Chemical Corp.                                                       58,897    712,861
#   KG Eco Technology Service Co., Ltd.                                    196,150    581,224
#   Kginicis Co., Ltd.                                                     118,407  1,156,530
#   KGMobilians Co., Ltd.                                                   81,845    556,334
#   KH Vatec Co., Ltd.                                                     111,894  1,257,507
#   KISCO Corp.                                                             30,344    934,250
    KISCO Holdings Co., Ltd.                                                 8,387    433,065
#   Kishin Corp.                                                            49,420    198,770
    KISWIRE, Ltd.                                                           41,321  1,431,569
#*  KJ Pretech Co., Ltd.                                                    50,707    187,752
#*  KleanNara Co., Ltd.                                                    143,803    723,038
*   KMH Co., Ltd.                                                           62,898    425,909
#*  KMH Hitech Co., Ltd.                                                   147,148    184,086
#*  KMW Co., Ltd.                                                           35,562    260,820
#   Kocom Co., Ltd.                                                         53,803    402,604
#   Kodaco Co., Ltd.                                                       199,958    521,923
#   Koentec Co., Ltd.                                                      306,814    738,155
#   Koh Young Technology, Inc.                                              78,674  2,957,082
#   Kolao Holdings                                                         143,996    907,675
#   Kolon Corp.                                                             48,367  2,316,081
    Kolon Global Corp.                                                      31,094    352,296
#   Kolon Life Science, Inc.                                                 3,850    356,831
#   Kolon Plastic, Inc.                                                     83,422    443,523
#   Komelon Corp.                                                           34,189    335,478
#   KONA I Co., Ltd.                                                        98,589    866,776
#   Kook Soon Dang Brewery Co., Ltd.                                        89,393    542,316
#   Kopla Co., Ltd.                                                         23,784    264,891
#   Korea Alcohol Industrial Co., Ltd.                                      87,321    599,343
#   Korea Cast Iron Pipe Industries Co., Ltd.                               65,260    549,268
#   Korea Circuit Co., Ltd.                                                 79,720    935,808
#   Korea District Heating Corp.                                            21,958  1,256,988
    Korea Electric Terminal Co., Ltd.                                       39,899  2,473,212
#   Korea Electronic Certification Authority, Inc.                         127,960    743,001
#   Korea Electronic Power Industrial Development Co., Ltd.                 74,881    295,086
    Korea Export Packaging Industrial Co., Ltd.                              5,621     90,546
*   Korea Flange Co., Ltd.                                                  20,776    236,637
    Korea Fuel-Tech Corp.                                                    3,130     12,667
#   Korea Industrial Co., Ltd.                                              95,471    589,710
#*  Korea Information & Communications Co, Ltd.                            103,315    955,334
#   Korea Information Certificate Authority, Inc.                           97,705    536,388

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#   Korea Kolmar Holdings Co., Ltd.                                         52,289 $1,192,236
#*  Korea Line Corp.                                                       111,900  1,757,789
#*  Korea Materials & Analysis Corp.                                        32,509    662,105
    Korea Petrochemical Ind Co., Ltd.                                       10,362  2,404,455
#   Korea United Pharm, Inc.                                                70,739  1,055,010
    Korean Reinsurance Co.                                                 282,642  2,641,200
#   Kortek Corp.                                                            78,059    954,616
    KPX Chemical Co., Ltd.                                                  13,493    731,306
#*  KR Motors Co., Ltd.                                                     56,572     38,161
#*  KSCB Co., Ltd.                                                          67,108    376,333
#   Ksign Co., Ltd.                                                        285,103    551,466
    KSS LINE, Ltd.                                                          64,515    485,847
*   KT Hitel Co., Ltd.                                                      94,130    573,281
#*  KT Music Corp.                                                         163,238    460,468
    KT Skylife Co., Ltd.                                                   180,076  2,492,986
#   KT Submarine Co., Ltd.                                                  93,128    377,395
#*  KTB Investment & Securities Co., Ltd.                                  351,516    960,105
    KTCS Corp.                                                             155,288    342,563
#   Ktis Corp.                                                             176,462    532,167
#*  Kuk Young G&M                                                          186,943    328,392
#   Kukbo Design Co., Ltd.                                                  18,010    251,538
#   Kukdo Chemical Co., Ltd.                                                24,731  1,111,845
*   Kukdong Corp.                                                            1,069      7,905
#   Kukdong Oil & Chemicals Co., Ltd.                                       62,920    176,980
#   Kum Yang Co., Ltd. .                                                   101,497    223,421
#*  Kumho Electric Co., Ltd.                                                18,861    169,340
#*  Kumho Industrial Co., Ltd.                                             132,048  1,069,900
#*  Kumho Tire Co., Inc.                                                   378,607  2,663,434
#   Kumkang Kind Co., Ltd.                                                  17,201    559,305
    Kwang Dong Pharmaceutical Co., Ltd.                                    228,725  1,631,150
#*  Kwang Myung Electric Co., Ltd.                                         278,852    707,252
#   Kwangju Bank                                                           189,283  1,723,201
*   Kyeryong Construction Industrial Co., Ltd.                              19,078    216,897
    Kyobo Securities Co., Ltd.                                             141,085    991,898
#   Kyongbo Pharmaceutical Co., Ltd.                                        80,079    899,326
#   Kyung Dong Navien Co., Ltd.                                             41,530  1,718,004
#*  Kyung Nam Pharm Co., Ltd.                                               31,125    130,919
#   Kyung-In Synthetic Corp.                                               189,016    799,888
#   Kyungbang, Ltd.                                                         55,930    690,781
    Kyungchang Industrial Co., Ltd.                                         87,499    369,104
#   KyungDong City Gas Co., Ltd.                                            16,677  1,093,274
#   Kyungdong Pharm Co., Ltd.                                               47,088    711,968
#   L&F Co., Ltd.                                                           16,505    219,294
#*  LB Semicon, Inc.                                                       220,837    684,210
#   LEADCORP, Inc. (The)                                                   115,261    658,255
#*  Leaders Cosmetics Co., Ltd.                                             90,584  1,436,899
*   Lee Ku Industrial Co., Ltd.                                            203,505    498,406
    LEENO Industrial, Inc.                                                  71,549  2,421,313
#   Leenos Corp.                                                           179,182    561,639
    LF Corp.                                                               146,453  2,699,760
    LG Hausys, Ltd.                                                         47,413  3,981,249
    LG International Corp.                                                 190,724  5,307,171
#   Lion Chemtech Co., Ltd.                                                 55,311    930,493

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  LIS Co., Ltd.                                                             67,572 $  549,774
#*  Liveplex Co., Ltd.                                                       144,893    209,755
#   LMS Co., Ltd.                                                             32,869    250,036
#   Lock&Lock Co., Ltd.                                                      154,467  1,822,146
#*  LOT Vacuum Co., Ltd.                                                      50,206    610,099
    LOTTE Fine Chemical Co., Ltd.                                            135,631  3,582,137
    Lotte Food Co., Ltd.                                                       5,307  2,873,486
#   LOTTE Himart Co., Ltd.                                                    73,012  2,636,985
#*  Lotte Non-Life Insurance Co., Ltd.                                       523,109  1,089,212
    LS Industrial Systems Co., Ltd.                                           99,113  3,605,117
*   Lumens Co., Ltd.                                                         317,869  1,059,746
    Lutronic Corp.                                                            33,350    875,740
#*  Macrogen, Inc.                                                            66,897  1,736,643
#   Maeil Dairy Industry Co., Ltd.                                            47,074  1,688,910
#*  Majestar Co., Ltd.                                                        30,167     63,362
#   Mcnex Co., Ltd.                                                           38,722    717,921
#   MDS Technology Co., Ltd.                                                  45,925    768,550
#*  Mediana Co., Ltd.                                                         32,764    379,260
#*  Medipost Co., Ltd.                                                         3,841    174,878
    Meerecompany, Inc.                                                         4,467     89,704
#   MegaStudy Co., Ltd.                                                       18,200    541,548
    MegaStudyEdu Co., Ltd.                                                     4,919    204,589
#*  Melfas, Inc.                                                             138,000    835,809
#   META BIOMED Co., Ltd.                                                    137,952    530,683
#*  Mgame Corp.                                                              117,865    541,007
    Mi Chang Oil Industrial Co., Ltd.                                          4,052    324,368
#*  MiCo, Ltd.                                                               162,654    447,814
#   Minwise Co., Ltd.                                                         30,299    834,469
    Mirae Asset Daewoo Co., Ltd.                                              98,073    744,088
    Mirae Asset Life Insurance Co., Ltd.                                     328,003  1,670,876
#*  Mirae Corp.                                                            2,226,388    572,164
    Miwon Chemicals Co., Ltd.                                                  3,630    210,461
*   Miwon Commercial Co., Ltd.                                                   716    133,000
#   Miwon Specialty Chemical Co., Ltd.                                         1,331    565,520
#   MK Electron Co., Ltd.                                                    115,208  1,024,743
#   MK Trend Co., Ltd.                                                        31,608    340,468
#*  MNTech Co., Ltd.                                                         123,572    686,964
#   Mobase Co., Ltd.                                                          40,621    363,824
#   Moda-InnoChips Co., Ltd.                                                  14,702    116,805
*   Modacom Co., Ltd.                                                         18,319    173,660
#   Modetour Network, Inc.                                                    79,973  2,241,771
#   Monalisa Co., Ltd.                                                       104,072    714,923
#   MonAmi Co., Ltd.                                                         112,097    460,323
#   Moorim P&P Co., Ltd.                                                     153,611    521,707
#*  Moorim Paper Co., Ltd.                                                   149,278    346,956
#   Motonic Corp.                                                             74,383    584,177
*   MPK Group, Inc.                                                           41,231     63,291
#   Muhak Co., Ltd.                                                          102,401  2,018,221
#   Multicampus Co, Ltd.                                                      18,268    574,440
#   Myungmoon Pharm Co., Ltd.                                                133,313    574,523
#   Namhae Chemical Corp.                                                    172,692  1,286,651
#*  Namsun Aluminum Co., Ltd.                                                496,334    543,003
#   Namyang Dairy Products Co., Ltd.                                           2,288  1,441,337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Nanos Co., Ltd.                                                           38,381 $   22,727
#   Nasmedia Co., Ltd.                                                        23,039    666,223
#*  Naturalendo Tech Co., Ltd.                                                50,138    664,832
#   NeoPharm Co., Ltd.                                                        36,432    745,295
#*  Neowiz Games Corp.                                                       112,898  1,039,535
#   NEOWIZ HOLDINGS Corp.                                                     36,906    511,539
#   NEPES Corp.                                                              135,307  1,185,153
#   Nexen Corp.                                                              311,373  2,152,506
    Nexen Tire Corp.                                                         184,994  2,096,056
#*  Nexon GT Co., Ltd.                                                       112,012    866,416
#   Nexturn Co., Ltd.                                                          8,227    206,635
#*  NHN Entertainment Corp.                                                  114,640  5,228,371
#   NHN KCP Corp.                                                             86,089    926,505
    NICE Holdings Co., Ltd.                                                  116,535  1,696,247
#   Nice Information & Telecommunication, Inc.                                39,286    941,357
#   NICE Information Service Co., Ltd.                                       261,828  1,493,730
#   NICE Total Cash Management Co., Ltd.                                     114,914    609,138
#*  NK Co., Ltd.                                                             272,803    618,187
#   Nong Shim Holdings Co., Ltd.                                              12,582  1,179,647
#*  Nong Woo Bio Co., Ltd.                                                    57,548    763,413
#   Noroo Holdings Co., Ltd.                                                  13,599    176,470
#   NOROO Paint & Coatings Co., Ltd.                                          64,492    446,296
    NPC                                                                       66,771    372,411
#   NS Shopping Co., Ltd.                                                     13,805  1,786,393
#*  Nuri Telecom Co., Ltd.                                                    57,184    450,754
#*  NUVOTEC Co., Ltd.                                                        153,125    572,793
#*  Omnisystem Co., Ltd.                                                     258,001    550,163
#*  ONDA Entertainment Co., Ltd.                                             171,971    429,078
#   Openbase, Inc.                                                           201,345    704,251
    Opto Device Technology Co., Ltd.                                          53,373    410,510
#*  OPTRON-TEC, Inc.                                                         122,304    707,283
#*  Orientbio, Inc.                                                          446,032    658,103
#*  OSANGJAIEL Co., Ltd.                                                      20,524    141,277
#*  Osstem Implant Co., Ltd.                                                  89,339  4,420,351
#*  Osung LST Co., Ltd.                                                      186,772    277,793
#   Pan-Pacific Co., Ltd.                                                    181,760    577,916
#   Pang Rim Co., Ltd.                                                        10,174    193,716
#*  PaperCorea, Inc.                                                       1,570,103    777,650
#   Paradise Co., Ltd.                                                       292,001  3,364,461
    Partron Co., Ltd.                                                        349,480  3,334,153
#*  Paru Co., Ltd.                                                           214,272    692,076
#*  People & Technologies, Inc.                                               20,535    179,610
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                                        27,911    862,630
#*  Pharmicell Co., Ltd.                                                      85,904    351,779
#*  Phoenix Materials Co., Ltd.                                              340,119    411,145
#   Pixelplus Co., Ltd.                                                       26,251    360,491
*   PNE Solution Co., Ltd.                                                     4,186     20,267
#*  Pobis TNC Co., Ltd.                                                      236,542    580,809
    Poongsan Corp.                                                           135,445  5,075,124
#   Poongsan Holdings Corp.                                                   27,511  1,142,356
    POSCO Chemtech Co., Ltd.                                                 159,112  1,659,194
    POSCO Coated & Color Steel Co., Ltd.                                      13,208    327,030
#   Posco ICT Co., Ltd.                                                      406,650  1,999,272

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           SHARES   VALUE++
                                                                           ------- ----------
SOUTH KOREA -- (Continued)
#   Posco M-Tech Co., Ltd.                                                 148,368 $  374,361
#*  Power Logics Co., Ltd.                                                 180,807    688,553
*   Prostemics Co., Ltd.                                                   112,173    416,401
    PS TEC Co., Ltd.                                                         6,466     29,373
#   PSK, Inc.                                                              111,558  1,352,583
#   Pulmuone Co., Ltd.                                                       7,229    882,639
#   Pyeong Hwa Automotive Co., Ltd.                                         87,747  1,018,764
#*  RaonSecure Co., Ltd.                                                   138,657    305,314
#*  Redrover Co., Ltd.                                                     165,883    770,866
#   Reyon Pharmaceutical Co., Ltd.                                          34,594    831,438
#   RFsemi Technologies, Inc.                                               30,415    224,547
#   RFTech Co., Ltd.                                                       125,838    658,321
#   Robostar Co., Ltd.                                                      46,444    681,897
#   S Net Systems, Inc.                                                     90,412    455,223
#*  S&S Tech Corp.                                                         111,557    688,055
#   S&T Corp.                                                               14,935    262,998
#   S&T Dynamics Co., Ltd.                                                 164,411  1,271,628
    S&T Holdings Co., Ltd.                                                  52,081    755,295
#   S&T Motiv Co., Ltd.                                                     67,248  2,634,701
#*  S-Connect Co., Ltd.                                                    402,406  1,118,269
#   S-Energy Co., Ltd.                                                      63,166    439,966
#*  S-MAC Co., Ltd.                                                        145,823    788,435
#   Saeron Automotive Corp.                                                  2,640     17,945
#*  Sajo Industries Co., Ltd.                                               20,665  1,167,212
#*  Sajodongaone Co., Ltd.                                                 149,799    202,526
*   SAJOHAEPYO Corp.                                                           574      6,506
#   Sam Chun Dang Pharm Co., Ltd.                                          102,144  1,067,752
#*  SAM KANG M&T Co., Ltd.                                                  48,193    249,535
    Sam Young Electronics Co., Ltd.                                         74,857    756,630
#   Sam Yung Trading Co., Ltd.                                              67,574  1,041,866
    Sam-A Pharm Co., Ltd.                                                    4,439     76,602
#   Sambo Motors Co., Ltd.                                                  13,687     67,902
#   Samchully Co., Ltd.                                                     18,666  1,557,550
#   Samchuly Bicycle Co., Ltd.                                              56,388    614,819
#   Samho Development Co., Ltd.                                             64,551    189,702
#*  Samho International Co., Ltd.                                           41,074    520,447
#   SAMHWA Paints Industrial Co., Ltd.                                      62,525    457,455
#   Samick Musical Instruments Co., Ltd.                                   434,190    890,460
#   Samick THK Co., Ltd.                                                    71,765    632,834
#*  Samji Electronics Co., Ltd.                                             77,681    551,631
#   Samjin LND Co., Ltd.                                                    98,862    245,538
#   Samjin Pharmaceutical Co., Ltd.                                         69,016  1,904,692
#   Samkee Automotive Co., Ltd.                                            109,961    287,291
#   Samkwang Glass                                                          22,013  1,285,679
#   Sammok S-Form Co., Ltd.                                                 56,157    681,048
#*  SAMT Co., Ltd.                                                         430,729    718,017
#   Samwha Capacitor Co., Ltd.                                              61,058    523,705
    Samyang Corp.                                                           18,676  1,540,911
#   Samyang Foods Co., Ltd.                                                 21,515    730,599
    Samyang Holdings Corp.                                                  26,558  2,344,094
#   Samyang Tongsang Co., Ltd.                                              11,841    519,676
*   Samyoung Chemical Co., Ltd.                                            136,867    191,125
#   Sang-A Frontec Co., Ltd.                                                38,565    283,531

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Sangbo Corp.                                                             169,943 $  498,747
#   Sangsin Brake                                                             25,198    139,084
#*  Sapphire Technology Co., Ltd.                                             42,273    202,659
#   SaraminHR Co, Ltd.                                                        40,108    671,635
#   Satrec Initiative Co., Ltd.                                               19,154    573,917
#   SAVEZONE I&C Corp.                                                        79,564    348,585
#*  SBI Investment Korea Co., Ltd.                                           257,130    128,853
    SBS Contents Hub Co., Ltd.                                                45,751    320,147
    SBS Media Holdings Co., Ltd.                                             325,519    741,115
#*  SBW                                                                      842,879  1,319,112
#*  SDN Co., Ltd.                                                            233,470    291,030
    Seah Besteel Corp.                                                        96,194  2,061,176
    SeAH Holdings Corp.                                                        4,924    546,953
    SeAH Steel Corp.                                                          21,656  2,016,920
#   Sebang Co., Ltd.                                                          69,239    879,009
    Sebang Global Battery Co., Ltd.                                           48,713  1,452,177
#*  Seegene, Inc.                                                             58,471  1,705,951
#   Sejong Industrial Co., Ltd.                                               71,970    618,158
*   Sejong Telecom, Inc.                                                   1,173,567    922,969
#   Sejoong Co., Ltd.                                                         52,023    184,367
#   Sekonix Co., Ltd.                                                         62,210    857,805
#*  Selvas AI Inc.                                                           111,896    431,860
#   Sempio Co.                                                                 6,723    212,291
#*  Sempio Foods Co.                                                          14,221    379,177
    Semyung Electric Machinery Co., Ltd.                                       9,493     39,070
#   Seobu T&D                                                                120,764  1,678,080
#   Seohan Co., Ltd.                                                         587,338  1,082,937
*   Seohee Construction Co., Ltd.                                          1,033,788  1,172,830
#   Seondo Electric Co., Ltd.                                                 91,667    305,686
#   Seoul Auction Co., Ltd.                                                   82,515    718,444
#   Seoul Pharma Co., Ltd.                                                    22,333    169,390
#   Seoul Semiconductor Co., Ltd.                                            304,747  3,987,591
#*  Seowon Co., Ltd.                                                         169,363    248,776
#   SEOWONINTECH Co., Ltd.                                                    73,343    703,613
#   Seoyon Co., Ltd.                                                         109,742  1,042,101
#*  Seven Star Works Co., Ltd.                                                42,344    176,603
#*  Sewon Cellontech Co., Ltd.                                               341,652    799,874
    Sewon Precision Industry Co., Ltd.                                        23,797    364,430
#   SEWOONMEDICAL Co., Ltd.                                                  160,214    521,886
    SFA Engineering Corp.                                                     76,819  4,656,114
#*  SFA Semicon Co, Ltd.                                                     569,514  1,288,654
#*  SG Corp.                                                                 865,420    896,242
#*  SG&G Corp.                                                                84,340    264,594
#*  SGA Co., Ltd.                                                            557,807    572,051
#   SH Energy & Chemical Co., Ltd.                                           646,049    863,263
#*  Shin Poong Pharmaceutical Co., Ltd.                                      266,742  1,261,698
#*  Shinil Industrial Co., Ltd.                                              301,022    484,522
#   Shinsegae Engineering & Construction Co., Ltd.                            19,334    664,119
#   Shinsegae Food Co., Ltd.                                                  10,010  1,193,885
#   Shinsegae Information & Communication Co., Ltd.                            8,076    487,923
#   Shinsegae International, Inc.                                             19,175  1,015,712
#*  Shinsung Solar Energy Co., Ltd.                                          734,879  1,269,805
#*  Shinsung Tongsang Co., Ltd.                                              705,326    751,603

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
SOUTH KOREA -- (Continued)
#*  Shinwha Intertek Corp.                                                   201,959 $  728,650
#*  Shinwon Corp.                                                            173,143    245,643
#   Shinyoung Securities Co., Ltd.                                            25,048  1,130,815
#   SHOWBOX Corp.                                                            247,253  1,133,746
#*  Signetics Corp.                                                          354,106    464,955
#*  SIGONG TECH Co., Ltd.                                                     91,546    526,917
#   Silicon Works Co., Ltd.                                                   78,879  2,165,550
#   Silla Co., Ltd.                                                           43,567    597,573
#*  SIMMTECH HOLDINGS Co., Ltd.                                              217,148    601,985
    SIMPAC, Inc.                                                              92,128    362,913
    Sindoh Co., Ltd.                                                          26,175  1,166,217
#   Sinjin SM Co., Ltd.                                                       13,589     82,061
#   SJM Co., Ltd.                                                             34,349    179,773
#   SK Bioland Co., Ltd.                                                      71,604  1,026,491
*   SK Communications Co., Ltd.                                              103,928    250,655
#   SK D&D Co., Ltd.                                                          14,489    494,073
#   SK Gas, Ltd.                                                              31,017  2,882,070
#*  SK Securities Co., Ltd.                                                3,195,734  3,070,418
    SKC Co., Ltd.                                                            144,875  3,875,410
#*  SKC Solmics Co., Ltd.                                                    200,739    840,464
#   SKCKOLONPI, Inc.                                                         102,904  1,364,617
    SL Corp.                                                                  95,286  1,913,162
#*  SM Culture & Contents Co., Ltd.                                          232,304    428,415
#*  SM Entertainment Co.                                                     131,762  2,599,039
#   SMCo.re, Inc.                                                             32,308    395,680
#   SMEC Co., Ltd.                                                           146,477    498,960
#*  SNTEK Co., Ltd.                                                            5,937     52,637
#*  SNU Precision Co., Ltd.                                                  147,168    663,773
#*  Solborn, Inc.                                                            109,987    470,332
#   Solid, Inc.                                                              189,405    445,723
#   Songwon Industrial Co., Ltd.                                             110,517  1,556,038
#*  Sonokong Co., Ltd.                                                       143,503    740,247
#*  Soosan Heavy Industries Co., Ltd.                                        206,213    337,770
#   Soulbrain Co., Ltd.                                                       68,403  3,169,140
#*  Spero Global Co., Ltd.                                                    74,501    184,591
#   SPG Co., Ltd.                                                             44,924    205,246
#   Spigen Korea Co., Ltd.                                                    19,858    909,382
*   Ssangyong Cement Industrial Co., Ltd.                                     27,952    341,802
#   Ssangyong Materials Corp.                                                170,937    438,073
#*  Ssangyong Motor Co.                                                      168,513  1,099,761
    Suheung Co., Ltd.                                                         42,994  1,311,949
    Sun Kwang Co., Ltd.                                                       11,079    173,676
#   Sunchang Corp.                                                            54,857    489,206
#*  SundayToz Corp.                                                           37,977    662,795
#   Sung Bo Chemicals Co., Ltd.                                               38,175    191,179
#   Sung Kwang Bend Co., Ltd.                                                145,690  1,354,703
#   Sungchang Enterprise Holdings, Ltd.                                      422,410  1,125,363
#*  Sungshin Cement Co., Ltd.                                                115,422    682,786
#   Sungwoo Hitech Co., Ltd.                                                 253,527  1,617,929
#   Sunjin Co., Ltd.                                                          31,381    810,152
#*  Suprema HQ, Inc.                                                          36,612    250,091
#*  Suprema, Inc.                                                             33,897    570,896
#*  Synopex, Inc.                                                            433,796    594,548

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Systems Technology, Inc.                                                  72,171 $  659,459
#   Tae Kyung Industrial Co., Ltd.                                            39,841    160,526
    Taekwang Industrial Co., Ltd.                                              2,691  2,303,586
#*  Taewoong Co., Ltd.                                                        71,264  1,365,634
#*  Taeyoung Engineering & Construction Co., Ltd.                            291,706  1,316,093
*   Taihan Textile Co., Ltd.                                                     844     62,593
#*  TBH Global Co., Ltd.                                                      84,215    667,000
#   TechWing, Inc.                                                            96,011  1,116,984
#*  Tera Semicon Co., Ltd.                                                    45,083  1,050,737
#   TES Co., Ltd.                                                            101,888  2,153,498
#*  Texcell-NetCom Co., Ltd.                                                 244,545  1,545,795
#*  Theragen Etex Co., Ltd.                                                   42,112    202,893
#*  Thinkware Systems Corp.                                                   44,674    416,316
#*  TK Chemical Corp.                                                        294,194    481,984
#   TK Corp.                                                                 112,353    933,300
#   TLI, Inc.                                                                 23,474    123,415
#   Tokai Carbon Korea Co., Ltd.                                              36,022  1,189,964
#   Tong Yang Moolsan Co., Ltd.                                              332,550  1,031,119
#*  Tongyang Cement & Energy Corp.                                           153,912    410,323
    Tongyang Life Insurance Co., Ltd.                                        273,830  2,494,733
#   Tongyang, Inc.                                                         1,313,004  3,206,579
#   Tonymoly Co., Ltd.                                                        38,198    694,256
#   Top Engineering Co., Ltd.                                                 73,141    437,871
#   Toptec Co., Ltd.                                                         124,617  2,615,905
#   Tovis Co., Ltd.                                                          103,377    725,484
#*  Trais Co., Ltd.                                                           24,456     38,429
    TS Corp.                                                                  29,456    581,903
#   UBCare Co., Ltd.                                                         189,032    571,137
#   Ubiquoss, Inc.                                                            97,841    988,141
#*  Ubivelox, Inc.                                                            25,329    225,832
#   Ugint Co., Ltd.                                                        1,358,550    513,777
#   Uju Electronics Co., Ltd.                                                 46,940    713,434
    Unid Co., Ltd.                                                            37,357  1,432,628
#   Union Semiconductor Equipment & Materials Co., Ltd.                      187,300    875,944
#   Uniquest Corp.                                                            88,372    502,313
#*  Unison Co., Ltd.                                                          65,618     72,676
#   UniTest, Inc.                                                             85,605    791,394
#   Value Added Technologies Co., Ltd.                                        54,783  1,591,942
#   Very Good Leisure Co., Ltd.                                               25,853    194,948
#   Viatron Technologies, Inc.                                                77,784  1,510,067
#   Vieworks Co., Ltd.                                                        53,641  3,171,855
#   Visang Education, Inc.                                                    45,951    657,352
#   Vitzrocell Co., Ltd.                                                      80,528  1,029,644
*   W Holding Co., Ltd.                                                      466,564    353,902
#*  Webzen, Inc.                                                             123,650  1,569,020
#*  Welcron Co., Ltd.                                                        155,384    459,707
#*  WeMade Entertainment Co., Ltd.                                            74,933  1,509,103
#   Whanin Pharmaceutical Co., Ltd.                                           97,165  1,254,777
#   WillBes & Co. (The)                                                      340,995    996,801
#*  Winix, Inc.                                                               44,681    327,626
#   Wins Co., Ltd.                                                            58,955    607,657
#   WiSoL Co., Ltd.                                                          131,192  1,613,667
*   WIZIT Co., Ltd.                                                          529,225    569,617

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES     VALUE++
                                                                           --------- ------------
SOUTH KOREA -- (Continued)
#*  WONIK CUBE Corp.                                                          13,011 $     28,588
#*  Wonik Holdings Co., Ltd.                                                 287,753    1,505,800
#*  WONIK IPS Co., Ltd.                                                      176,725    3,613,023
#*  Wonik Materials Co., Ltd.                                                 24,255    1,340,657
#*  Wonik QnC Corp.                                                           63,143      935,928
    Woojin, Inc.                                                               2,070        9,950
#*  Woongjin Co., Ltd.                                                       337,818      722,425
#*  Woongjin Energy Co., Ltd.                                                134,747      578,603
#*  Woongjin Thinkbig Co., Ltd.                                              176,340    1,422,498
*   Wooree ETI Co., Ltd.                                                      19,242       28,928
#*  Woori Investment Bank Co., Ltd.                                        2,611,217    1,507,045
#*  Woori Technology, Inc.                                                   485,786      288,436
#*  Wooridul Pharmaceutical, Ltd.                                             53,501      816,069
#   Woory Industrial Co., Ltd.                                                40,403      764,221
#   Woosu AMS Co., Ltd.                                                      139,479      402,414
#   WooSung Feed Co., Ltd.                                                   122,004      347,347
#   Y G-1 Co., Ltd.                                                           83,466      664,739
#*  YD Online Corp.                                                          149,819      480,717
#*  YeaRimDang Publishing Co., Ltd.                                           71,925      301,159
#   Yeong Hwa Metal Co., Ltd.                                                189,002      304,804
#   YES24 Co., Ltd.                                                           43,089      205,245
    YESCO Co., Ltd.                                                           18,211      570,389
#   YG Entertainment, Inc.                                                    70,880    1,602,553
#*  YG Plus                                                                   60,153      125,934
#   YJM Games Co., Ltd.                                                      138,432      744,660
    YMC Co., Ltd.                                                             21,276      221,487
#*  Yonwoo Co., Ltd.                                                          23,665      657,856
#   Yoosung Enterprise Co., Ltd.                                             142,242      532,225
#   YooSung T&S Co., Ltd.                                                    106,473      573,659
#   Youlchon Chemical Co., Ltd.                                               73,188      856,693
#   Young Heung Iron & Steel Co., Ltd.                                       287,784      398,553
*   Young Poong Mining & Construction Corp.                                    1,580           --
#   Young Poong Precision Corp.                                               79,593      615,219
#   Youngone Holdings Co., Ltd.                                               36,935    1,823,289
#*  YoungWoo DSP Co., Ltd.                                                    58,106      588,308
*   YTN Co., Ltd.                                                             73,837      156,306
#*  Yuanta Securities Korea Co., Ltd.                                        733,238    2,135,160
#   YuHwa Securities Co., Ltd.                                                13,060      168,300
#*  Yungjin Pharmaceutical Co., Ltd.                                          22,517      139,964
#*  Yuyang DNU Co., Ltd.                                                     208,417      821,195
*   ZeroOne Interactive Co., Ltd.                                              3,200           --
#   Zeus Co., Ltd.                                                            45,926      722,845
#*  Zungwon En-Sys, Inc.                                                      86,136      178,557
                                                                                     ------------
TOTAL SOUTH KOREA                                                                     796,728,147
                                                                                     ------------
TAIWAN -- (15.2%)
#   A-DATA Technology Co., Ltd.                                            1,519,879    2,546,779
    Ability Enterprise Co., Ltd.                                           1,706,293      923,861
#*  AcBel Polytech, Inc.                                                   2,800,599    2,113,465
#   Accton Technology Corp.                                                3,266,763    5,926,704
#   ACES Electronic Co., Ltd.                                                605,000      482,160
#   Achem Technology Corp.                                                 1,616,860      594,745
#*  Acme Electronics Corp.                                                   529,000      208,379

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
TAIWAN -- (Continued)
#   Acter Co., Ltd.                                                          251,000 $  749,424
#   Actron Technology Corp.                                                  451,150  1,587,603
#   Addcn Technology Co., Ltd.                                                88,299    546,962
#   Adlink Technology, Inc.                                                  864,031  1,981,132
#   Advanced Ceramic X Corp.                                                 293,000  2,419,799
*   Advanced Connectek, Inc.                                               1,202,000    339,748
    Advanced International Multitech Co., Ltd.                               501,000    416,355
#   Advanced Wireless Semiconductor Co.                                      989,000  1,660,837
#   Advancetek Enterprise Co., Ltd.                                          977,779    550,141
#*  AGV Products Corp.                                                     3,358,433    790,031
#   AimCore Technology Co., Ltd.                                             334,589    248,851
    Alcor Micro Corp.                                                        312,000    184,228
#*  ALI Corp.                                                              2,195,000  1,156,921
    All Ring Tech Co., Ltd.                                                  418,000    798,665
    Allis Electric Co., Ltd.                                                  54,000     17,129
#   Alltek Technology Corp.                                                  671,855    531,314
#   Alltop Technology Co., Ltd.                                              384,000    828,098
#   Alpha Networks, Inc.                                                   2,014,386  1,281,158
#   Altek Corp.                                                            1,805,945  1,405,385
#   Amazing Microelectronic Corp.                                            317,000    678,816
    Ambassador Hotel (The)                                                 1,639,000  1,226,917
#   AMICCOM Electronics Corp.                                                248,000    303,219
    AMPOC Far-East Co., Ltd.                                                 381,444    331,685
#   AmTRAN Technology Co., Ltd.                                            5,312,951  3,820,762
#   Anpec Electronics Corp.                                                  585,590    571,317
#*  Apacer Technology, Inc.                                                  573,325    593,405
#*  APCB, Inc.                                                               832,000    721,871
    Apex Biotechnology Corp.                                                 654,483    834,370
    Apex International Co., Ltd.                                             665,293    653,175
#   Apex Medical Corp.                                                       477,500    492,687
#   Apex Science & Engineering                                             1,046,132    272,135
#   Arcadyan Technology Corp.                                                921,718  1,807,297
    Ardentec Corp.                                                         2,886,274  2,151,877
*   Arima Communications Corp.                                               769,644    126,071
*   Asia Optical Co., Inc.                                                 1,615,000  2,070,904
#   Asia Plastic Recycling Holding, Ltd.                                   1,099,398    611,229
#   Asia Polymer Corp.                                                     2,135,987  1,321,675
#   Asia Vital Components Co., Ltd.                                        2,146,058  1,696,743
#   ASMedia Technology, Inc.                                                 162,000  1,603,841
#   ASPEED Technology, Inc.                                                  146,599  1,927,495
#   ASROCK, Inc.                                                             141,000    171,217
    Aten International Co., Ltd.                                             609,479  1,571,459
    Audix Corp.                                                              614,600    694,049
#   AURAS Technology Co., Ltd.                                               424,148  1,267,905
#   Aurona Industries, Inc.                                                  318,000    324,276
#   Aurora Corp.                                                             688,499  1,197,891
#   Avalue Technology, Inc.                                                  266,000    499,629
*   Avermedia Technologies                                                   767,446    257,255
*   Avision, Inc.                                                            437,000     96,115
#   AVY Precision Technology, Inc.                                           358,670    547,247
#   Awea Mechantronic Co., Ltd.                                              273,210    267,323
#   Axiomtek Co., Ltd.                                                       303,000    535,579
    Bank of Kaohsiung Co., Ltd.                                            2,798,079    827,166

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
#   Basso Industry Corp.                                                      753,900 $2,269,865
#   BenQ Materials Corp.                                                    1,272,000    582,567
#   BES Engineering Corp.                                                  10,187,750  2,029,364
#   Bionet Corp.                                                              132,000    124,243
#   Bionime Corp.                                                              67,000    124,965
*   Biostar Microtech International Corp.                                   1,025,975    286,740
#   Bioteque Corp.                                                            376,308  1,353,942
#   Bizlink Holding, Inc.                                                     685,954  3,632,778
#   Boardtek Electronics Corp.                                                798,000    767,724
#   Bon Fame Co., Ltd.                                                         87,000    413,230
    Bothhand Enterprise, Inc.                                                 249,000    423,477
    Bright Led Electronics Corp.                                              525,520    202,474
#*  Browave Corp.                                                             438,000    675,982
#*  C Sun Manufacturing, Ltd.                                                 722,221    441,911
    C-Media Electronics, Inc.                                                  45,000     39,218
*   Cameo Communications, Inc.                                                393,818     79,832
    Capital Futures Corp.                                                     221,000    257,575
#   Capital Securities Corp.                                               13,430,142  3,859,926
    Career Technology MFG. Co., Ltd.                                        2,145,000  1,212,931
#*  Carnival Industrial Corp.                                               1,419,000    236,532
    Casetek Holdings, Ltd.                                                    701,000  2,156,013
    Cathay Chemical Works                                                      30,000     14,337
*   Cathay Real Estate Development Co., Ltd.                                4,069,700  2,425,007
    Celxpert Energy Corp.                                                      44,000     25,557
#*  Center Laboratories, Inc.                                                 475,000    912,268
#   Central Reinsurance Co., Ltd.                                             919,410    431,169
#   ChainQui Construction Development Co., Ltd.                               379,083    207,571
*   Champion Building Materials Co., Ltd.                                   2,163,851    487,659
#   Champion Microelectronic Corp.                                            202,922    240,283
*   Chang Wah Electromaterials, Inc.                                          213,905    881,939
#   Channel Well Technology Co., Ltd.                                         976,000    879,992
#   Charoen Pokphand Enterprise                                             1,305,985  1,945,421
#   Chaun-Choung Technology Corp.                                             444,000  2,182,603
#   CHC Healthcare Group                                                      215,000    289,778
#   CHC Resources Corp.                                                       423,348    717,215
#   Chen Full International Co., Ltd.                                         610,000    973,828
#   Chenbro Micom Co., Ltd.                                                   407,000    675,222
#   Cheng Loong Corp.                                                       5,698,383  2,621,087
#   Cheng Uei Precision Industry Co., Ltd.                                  2,954,331  3,451,399
#   Chenming Mold Industry Corp.                                              614,437    337,090
    Chia Chang Co., Ltd.                                                      878,000    732,731
#   Chia Hsin Cement Corp.                                                  1,861,121    571,349
    Chian Hsing Forging Industrial Co., Ltd.                                   10,000     14,339
#   Chicony Power Technology Co., Ltd.                                        847,210  1,265,586
#   Chien Kuo Construction Co., Ltd.                                        1,568,312    425,008
#   Chilisin Electronics Corp.                                                603,315  1,476,821
#   Chime Ball Technology Co., Ltd.                                           119,698    155,749
#   Chimei Materials Technology Corp.                                       2,148,900    941,774
    Chin-Poon Industrial Co., Ltd.                                          2,503,207  4,971,254
    China Bills Finance Corp.                                               1,545,000    648,698
#   China Chemical & Pharmaceutical Co., Ltd.                               1,852,000  1,069,439
#   China Ecotek Corp.                                                        200,000    311,894
*   China Electric Manufacturing Corp.                                      1,404,900    344,476

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
    China General Plastics Corp.                                            2,274,147 $1,755,060
*   China Glaze Co., Ltd.                                                     507,002    205,910
#   China Man-Made Fiber Corp.                                              5,216,972  1,488,181
    China Metal Products                                                    1,714,603  1,722,843
    China Motor Corp.                                                         187,609    171,516
#*  China Petrochemical Development Corp.                                  16,055,000  5,765,430
#   China Steel Chemical Corp.                                                888,554  3,475,840
#   China Steel Structure Co., Ltd.                                           585,000    400,578
#   China Synthetic Rubber Corp.                                            3,261,573  2,968,765
*   China United Trust & Investment Corp.                                     164,804         --
*   China Wire & Cable Co., Ltd.                                              695,160    506,268
#*  Chinese Maritime Transport, Ltd.                                          556,594    497,738
    Chipbond Technology Corp.                                               3,805,000  5,513,773
#   ChipMOS TECHNOLOGIES, Inc.                                              1,282,000  1,013,763
#   Chlitina Holding, Ltd.                                                    290,000  1,361,239
#   Chong Hong Construction Co., Ltd.                                       1,228,666  2,548,957
*   Chou Chin Industrial Co., Ltd.                                                825         --
#   Chroma ATE, Inc.                                                        1,973,821  5,174,326
    Chun YU Works & Co., Ltd.                                               1,382,000    594,831
    Chun Yuan Steel                                                         2,283,529    871,661
*   Chung Hung Steel Corp.                                                  6,026,979  2,059,749
#   Chung Hwa Pulp Corp.                                                    2,943,405    930,451
    Chung-Hsin Electric & Machinery Manufacturing Corp.                     2,779,375  1,852,042
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                           165,000    142,301
*   Chunghwa Picture Tubes, Ltd.                                           14,410,000    655,867
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                                 297,000    199,976
    Cleanaway Co., Ltd.                                                       459,000  2,393,056
#   Clevo Co.                                                               3,054,200  2,689,646
#*  CMC Magnetics Corp.                                                    15,197,566  1,725,247
#*  Co-Tech Development Corp.                                                 750,000  1,002,180
    CoAdna Holdings, Inc.                                                      44,000     98,675
#   CoAsia Microelectronics Corp.                                             803,397    361,298
#   Coland Holdings, Ltd.                                                     295,000    461,774
    Collins Co., Ltd.                                                         562,431    192,964
#   Compeq Manufacturing Co., Ltd.                                          7,428,000  3,953,835
#   Compucase Enterprise                                                      413,000    561,944
    Concord Securities Co., Ltd.                                            3,059,000    615,053
#   Continental Holdings Corp.                                              3,306,320  1,118,288
    Contrel Technology Co., Ltd.                                              798,000    418,522
#   Coremax Corp.                                                             278,000    385,199
*   Coretronic Corp.                                                        3,022,200  3,306,815
#   Cowealth Medical Holding Co., Ltd.                                         95,000    144,040
#   Coxon Precise Industrial Co., Ltd.                                        820,000    806,011
#   Creative Sensor, Inc.                                                     244,000    183,185
#   CSBC Corp. Taiwan                                                       2,980,610  1,319,318
#   Cub Elecparts, Inc.                                                       332,257  2,620,507
#   CviLux Corp.                                                              520,040    484,054
#   Cyberlink Corp.                                                           526,697  1,181,264
#   CyberPower Systems, Inc.                                                  264,000    852,075
#   CyberTAN Technology, Inc.                                               1,573,779    962,566
#   Cypress Technology Co., Ltd.                                              224,000    924,001
#*  D-Link Corp.                                                            5,120,668  1,702,546
#   DA CIN Construction Co., Ltd.                                           1,001,711    619,203

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
#   Da-Li Development Co., Ltd.                                               976,189 $  616,873
#   Dadi Early-Childhood Education Group Ltd.                                  48,000    269,129
    Dafeng TV, Ltd.                                                           454,870    479,174
#*  Danen Technology Corp.                                                  2,682,000    619,121
    Darfon Electronics Corp.                                                1,769,550  1,136,175
    Darwin Precisions Corp.                                                 2,422,635    991,038
    Davicom Semiconductor, Inc.                                                52,888     36,210
#   De Licacy Industrial Co., Ltd.                                          1,268,798  1,039,736
    Delpha Construction Co., Ltd.                                             839,931    354,958
    Depo Auto Parts Ind Co., Ltd.                                             698,000  1,860,443
*   Der Pao Construction Co., Ltd.                                            902,078         --
#   DFI, Inc.                                                                 514,524    825,787
#   Dimerco Express Corp.                                                     728,000    509,779
    Dr Wu Skincare Co., Ltd.                                                   13,000     66,879
    Draytek Corp.                                                              42,000     43,528
#   Dynacolor, Inc.                                                           306,000    389,195
*   Dynamic Electronics Co., Ltd.                                           1,862,321    525,189
    Dynapack International Technology Corp.                                   971,000  1,143,057
    E Ink Holdings, Inc.                                                    5,656,000  4,473,982
#   E-Lead Electronic Co., Ltd.                                               507,942    521,827
#   E-Life Mall Corp.                                                         446,000    887,559
*   E-Ton Solar Tech Co., Ltd.                                              2,541,209    795,571
*   Eastern Media International Corp.                                       3,003,889    711,261
#   Edimax Technology Co., Ltd.                                             1,297,108    435,394
#*  Edison Opto Corp.                                                         810,000    370,574
#   Edom Technology Co., Ltd.                                               1,131,968    598,674
    eGalax_eMPIA Technology, Inc.                                             346,703    534,329
#   Elan Microelectronics Corp.                                             2,752,715  3,020,509
#   Elite Advanced Laser Corp.                                                741,520  2,950,982
    Elite Material Co., Ltd.                                                1,920,350  6,738,835
    Elite Semiconductor Memory Technology, Inc.                             1,885,200  2,012,896
    Elitegroup Computer Systems Co., Ltd.                                   2,281,254  1,370,378
#   eMemory Technology, Inc.                                                  482,000  6,141,387
#   Emerging Display Technologies Corp.                                       646,000    211,696
    ENG Electric Co., Ltd.                                                  1,161,465    634,014
#   Ennoconn Corp.                                                             87,972  1,265,714
#   EnTie Commercial Bank Co., Ltd.                                         2,226,603    963,701
*   Episil Holdings, Inc.                                                     149,000     46,949
#*  Epistar Corp.                                                           6,137,000  4,628,983
#   Eslite Spectrum Corp. (The)                                                44,000    215,391
#   Eson Precision Ind. Co., Ltd.                                             411,000    514,020
    Eternal Materials Co., Ltd.                                             3,995,618  4,331,622
*   Etron Technology, Inc.                                                  1,880,000    743,920
#   Eurocharm Holdings Co., Ltd.                                              182,000    462,583
#   Everest Textile Co., Ltd.                                               2,526,562  1,373,181
    Evergreen International Storage & Transport Corp.                       3,627,000  1,703,072
#   Everlight Chemical Industrial Corp.                                     3,210,606  2,059,571
#   Everlight Electronics Co., Ltd.                                         2,895,000  4,528,940
#   Everspring Industry Co., Ltd.                                             799,000    416,949
#   Excelsior Medical Co., Ltd.                                               602,217    866,934
#   EZconn Corp.                                                              143,000    207,639
    Far Eastern Department Stores, Ltd.                                     5,475,000  2,833,036
    Far Eastern International Bank                                         14,917,921  4,373,507

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
TAIWAN -- (Continued)
#   Faraday Technology Corp.                                               1,537,788 $1,585,201
*   Farglory F T Z Investment Holding Co., Ltd.                              485,000    235,210
    Farglory Land Development Co., Ltd.                                    1,924,000  2,279,380
#   Federal Corp.                                                          3,236,238  1,727,621
    Feedback Technology Corp.                                                243,000    410,864
#   Feng Hsin Steel Co., Ltd.                                              3,017,100  4,613,970
    Fine Blanking & Tool Co., Ltd.                                            13,000     18,660
*   First Copper Technology Co., Ltd.                                        791,000    195,971
#   First Hotel                                                              976,967    519,071
#*  First Insurance Co., Ltd. (The)                                        1,157,179    484,418
*   First Steamship Co., Ltd.                                              2,484,218    588,250
#   FLEXium Interconnect, Inc.                                             2,033,519  5,841,709
#   Flytech Technology Co., Ltd.                                             761,309  2,377,133
#   FocalTech Systems Co., Ltd.                                            1,639,048  1,899,727
#   Formosa Advanced Technologies Co., Ltd.                                1,125,000    834,103
#   Formosa International Hotels Corp.                                       332,329  1,760,034
#   Formosa Laboratories, Inc.                                               503,000  1,574,952
#   Formosa Oilseed Processing Co., Ltd.                                     708,567  1,090,755
    Formosa Optical Technology Co., Ltd.                                     145,000    345,874
*   Formosan Rubber Group, Inc.                                            2,677,501  1,355,548
    Formosan Union Chemical                                                1,652,218    897,335
#   Fortune Electric Co., Ltd.                                               834,078    480,845
#   Founding Construction & Development Co., Ltd.                          1,114,623    566,167
    Foxlink Image Technology Co., Ltd.                                       669,000    343,217
#   Foxsemicon Integrated Technology, Inc.                                   371,000  1,039,865
*   Froch Enterprise Co., Ltd.                                             1,216,189    402,206
    FSP Technology, Inc.                                                   1,036,427    790,474
#   Fulgent Sun International Holding Co., Ltd.                              355,827    705,628
    Fullerton Technology Co., Ltd.                                           399,600    306,668
#   Fulltech Fiber Glass Corp.                                             1,848,083    859,912
    Fwusow Industry Co., Ltd.                                                838,751    423,176
    G Shank Enterprise Co., Ltd.                                             822,281    688,372
#*  G Tech Optoelectronics Corp.                                             780,354    488,838
#   Gallant Precision Machining Co., Ltd.                                  1,024,000    726,809
#   Gamania Digital Entertainment Co., Ltd.                                  669,000    614,638
    Gemtek Technology Corp.                                                2,257,219  1,761,572
#   General Interface Solution Holding, Ltd.                                 871,000  2,760,441
#   General Plastic Industrial Co., Ltd.                                     248,553    336,788
#   Generalplus Technology, Inc.                                             284,000    353,532
#*  Genesis Photonics, Inc.                                                2,089,990    207,181
#   Genesys Logic, Inc.                                                      568,000    740,282
#*  Genius Electronic Optical Co., Ltd.                                      485,427  2,789,687
*   Genmont Biotech, Inc.                                                     48,000     33,082
    Genovate Biotechnology Co., Ltd.                                          56,000     67,787
#   GeoVision, Inc.                                                          443,931    610,698
    Getac Technology Corp.                                                 2,800,360  4,180,615
#   Giantplus Technology Co., Ltd.                                         1,585,900    902,110
    Gigabyte Technology Co., Ltd.                                          3,717,800  4,872,609
#   Gigasolar Materials Corp.                                                192,880  2,154,827
#*  Gigastorage Corp.                                                      2,404,561  1,830,636
#   Ginko International Co., Ltd.                                            235,000  2,310,059
#*  Gintech Energy Corp.                                                   3,308,297  2,178,608
#*  Global Brands Manufacture, Ltd.                                        1,991,359    764,743

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
#   Global Lighting Technologies, Inc.                                        574,000 $1,125,615
    Global Mixed Mode Technology, Inc.                                        519,000  1,140,247
#   Global PMX Co., Ltd.                                                      252,000  1,131,427
#   Global Unichip Corp.                                                      638,000  1,629,627
#*  Globalwafers Co., Ltd.                                                    466,048  2,141,703
    Globe Union Industrial Corp.                                            1,361,914    701,840
#   Gloria Material Technology Corp.                                        3,509,547  2,353,960
#   Glory Science Co., Ltd.                                                   330,296    607,098
*   GlycoNex, Inc.                                                             89,000     90,695
#*  Gold Circuit Electronics, Ltd.                                          2,805,227    939,956
    Golden Friends Corp.                                                       44,000     50,367
#   Goldsun Building Materials Co., Ltd.                                    8,833,722  2,089,424
    Good Will Instrument Co., Ltd.                                            237,869    151,224
    Gourmet Master Co., Ltd.                                                  105,000    918,907
    Grand Ocean Retail Group, Ltd.                                            133,000    103,811
    Grand Pacific Petrochemical                                             6,845,000  4,460,335
#   Grand Plastic Technology Corp.                                            115,000    619,139
#   Grape King Bio, Ltd.                                                      740,000  4,204,795
#   Great China Metal Industry                                              1,001,000    793,576
#   Great Taipei Gas Co., Ltd.                                              1,645,000  1,270,140
    Great Wall Enterprise Co., Ltd.                                         3,741,774  3,447,360
    Greatek Electronics, Inc.                                               1,750,000  2,213,641
#*  Green Energy Technology, Inc.                                           2,369,457  1,296,493
    Green River Holding Co., Ltd.                                              68,000    423,045
#   Green Seal Holding, Ltd.                                                  311,000  1,526,676
#*  GTM Holdings Corp.                                                        681,000    375,644
#   Hakers Enterprise Co., Ltd.                                               127,200    182,852
    Hannstar Board Corp.                                                    2,158,049  1,200,379
#*  HannStar Display Corp.                                                 21,469,506  5,653,879
*   HannsTouch Solution, Inc.                                               3,604,805  1,196,516
#   Hanpin Electron Co., Ltd.                                                 387,000    509,746
#*  Harvatek Corp.                                                            941,949    332,085
#   Hey Song Corp.                                                          2,000,750  2,062,015
#   Hi-Clearance, Inc.                                                        185,000    558,897
#   HIM International Music, Inc.                                             148,000    540,954
#   Hiroca Holdings, Ltd.                                                     393,448  1,141,338
#*  HiTi Digital, Inc.                                                      1,013,935    392,599
#   Hitron Technology, Inc.                                                 1,757,213  1,122,259
#*  Ho Tung Chemical Corp.                                                  5,527,391  1,505,941
#   Hocheng Corp.                                                           2,223,700    688,834
    Hold-Key Electric Wire & Cable Co., Ltd.                                  205,908     55,319
#   Holiday Entertainment Co., Ltd.                                           425,800    691,971
    Holtek Semiconductor, Inc.                                              1,253,000  1,999,528
#   Holy Stone Enterprise Co., Ltd.                                         1,290,728  1,334,591
#   Hong TAI Electric Industrial                                              979,000    284,603
#   Hong YI Fiber Industry Co.                                                758,652    500,534
*   Horizon Securities Co., Ltd.                                            2,760,000    568,849
#   Hota Industrial Manufacturing Co., Ltd.                                 1,438,128  5,963,328
#*  Hsin Kuang Steel Co., Ltd.                                              1,487,443  1,071,671
#   Hsin Yung Chien Co., Ltd.                                                 240,100    594,239
#   Hsing TA Cement Co.                                                       540,900    173,541
#   Hu Lane Associate, Inc.                                                   535,866  2,516,184
*   HUA ENG Wire & Cable Co., Ltd.                                          2,359,565    674,561

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
TAIWAN -- (Continued)
#   Huaku Development Co., Ltd.                                            1,759,816 $3,452,208
#   Huang Hsiang Construction Corp.                                          754,800    929,539
    Hung Ching Development & Construction Co., Ltd.                          730,000    501,899
    Hung Poo Real Estate Development Corp.                                 1,710,185  1,404,891
#   Hung Sheng Construction, Ltd.                                          3,211,400  1,980,644
#   Huxen Corp.                                                              301,244    388,467
#   Hwa Fong Rubber Co., Ltd.                                              1,625,890    571,093
#*  Hwacom Systems, Inc.                                                     442,000    169,518
*   I-Chiun Precision Industry Co., Ltd.                                     846,313    245,161
#   I-Sheng Electric Wire & Cable Co., Ltd.                                  709,000  1,012,049
#*  Ibase Technology, Inc.                                                   774,073  1,505,087
#*  Ichia Technologies, Inc.                                               2,319,000  1,200,889
#   Ideal Bike Corp.                                                         862,263    318,202
    IEI Integration Corp.                                                  1,137,209  1,678,199
    Infortrend Technology, Inc.                                            1,203,163    612,150
#   Innodisk Corp.                                                           375,053    985,446
#*  Inpaq Technology Co., Ltd.                                               546,000    359,462
#   Intai Technology Corp.                                                   213,000  1,033,851
#   Integrated Service Technology, Inc.                                      382,178  1,144,427
#   IntelliEPI, Inc.                                                         210,000    554,755
#   International Games System Co., Ltd.                                     368,000  2,429,868
#   Iron Force Industrial Co., Ltd.                                          295,393  1,675,671
#   ITE Technology, Inc.                                                     968,095    917,286
    ITEQ Corp.                                                             1,437,614  1,918,630
    J Touch Corp.                                                             11,000        397
#   Jarllytec Co., Ltd.                                                      303,000    630,257
#   Jentech Precision Industrial Co., Ltd.                                   422,868    667,898
#   Jess-Link Products Co., Ltd.                                             953,900    912,662
#   Jih Sun Financial Holdings Co., Ltd.                                   9,310,896  2,017,717
#   Jinli Group Holdings, Ltd.                                               630,600    697,683
#   Johnson Health Tech Co., Ltd.                                            588,257    854,372
#   K Laser Technology, Inc.                                                 683,000    366,274
#   Kang Na Hsiung Enterprise Co., Ltd.                                      333,020    117,018
#   Kaori Heat Treatment Co., Ltd.                                           598,197  1,039,620
#   Kaulin Manufacturing Co., Ltd.                                           875,330    454,020
#   KD Holding Corp.                                                         181,000  1,011,269
#   KEE TAI Properties Co., Ltd.                                           2,564,473    751,292
#   Kenmec Mechanical Engineering Co., Ltd.                                1,245,000    423,457
#   Kerry TJ Logistics Co., Ltd.                                           1,640,000  2,317,762
    Kindom Construction Corp.                                              2,433,000  1,518,984
    King Chou Marine Technology Co., Ltd.                                    422,000    543,634
*   King Yuan Electronics Co., Ltd.                                        8,804,979  7,603,937
    King's Town Bank Co., Ltd.                                             4,055,701  3,710,934
#*  King's Town Construction Co., Ltd.                                       921,074    650,873
#   Kingcan Holdings, Ltd.                                                   224,000    235,089
#   Kingpak Technology, Inc.                                                 153,117  1,051,879
#   Kinik Co.                                                                858,000  1,766,437
#*  Kinko Optical Co., Ltd.                                                  964,000    646,017
#   Kinpo Electronics                                                      8,649,157  3,471,874
    Kinsus Interconnect Technology Corp.                                     812,000  1,869,488
#   KMC Kuei Meng International, Inc.                                        362,146  1,472,882
#   KS Terminals, Inc.                                                       824,482  1,081,092
#   Kung Long Batteries Industrial Co., Ltd.                                 425,000  2,133,016

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
#*  Kung Sing Engineering Corp.                                             1,965,000 $  633,438
#   Kuo Toong International Co., Ltd.                                       1,326,511    843,573
    Kuoyang Construction Co., Ltd.                                          2,979,384  1,147,216
*   Kwong Fong Industries Corp.                                               934,183    788,900
#   Kwong Lung Enterprise Co., Ltd.                                           354,000    514,655
#   KYE Systems Corp.                                                       1,763,672    495,346
#   L&K Engineering Co., Ltd.                                               1,114,048  1,251,406
#*  LAN FA Textile                                                          1,708,933    479,567
#   Land Mark Optoelectronics Corp.                                           197,300  1,749,610
#   Lanner Electronics, Inc.                                                  633,006    896,392
    Laser Tek Taiwan Co., Ltd.                                                 92,504     71,273
    LCY Chemical Corp.                                                      1,014,383  1,434,894
#   Leader Electronics, Inc.                                                  828,000    275,265
#   Leadtrend Technology Corp.                                                120,086    136,846
    Lealea Enterprise Co., Ltd.                                             4,749,892  1,284,234
    Ledlink Optics, Inc.                                                      277,762    398,867
    Ledtech Electronics Corp.                                                 351,000    156,781
    LEE CHI Enterprises Co., Ltd.                                           1,115,000    370,146
#   Lelon Electronics Corp.                                                   512,300    650,367
    Leofoo Development Co., Ltd.                                            1,754,116    455,319
#*  LES Enphants Co., Ltd.                                                    727,754    254,307
    Lextar Electronics Corp.                                                2,699,500  1,187,819
#   Li Cheng Enterprise Co., Ltd.                                             371,800    999,574
#*  Li Peng Enterprise Co., Ltd.                                            4,191,897  1,143,217
#   Lian HWA Food Corp.                                                       440,584    449,071
#   Lien Chang Electronic Enter                                               476,000    209,732
#   Lien Hwa Industrial Corp.                                               3,961,115  2,961,928
*   Lingsen Precision Industries, Ltd.                                      2,644,506    995,146
#   Lion Travel Service Co., Ltd.                                              58,000    151,370
#   Lite-On Semiconductor Corp.                                             1,509,539  1,406,783
    Long Bon International Co., Ltd.                                        2,438,945  1,302,437
#   Long Chen Paper Co., Ltd.                                               3,616,722  2,844,878
#   Longwell Co.                                                              854,000    760,089
#   Lotes Co., Ltd.                                                           451,778  1,459,228
#   Lu Hai Holding Corp.                                                      240,000    411,480
#   Lucky Cement Corp.                                                      1,563,000    457,309
#   Lumax International Corp., Ltd.                                           626,769  1,020,968
    Lung Yen Life Service Corp.                                               809,000  1,442,006
#   LuxNet Corp.                                                              432,482    478,722
#   Macauto Industrial Co., Ltd.                                              315,000  1,845,999
    Machvision, Inc.                                                          187,000    351,162
#   Macroblock, Inc.                                                          160,000    356,676
*   Macronix International                                                 25,043,481  5,584,229
#   Mag Layers Scientific-Technics Co., Ltd.                                  281,303    540,132
#   Makalot Industrial Co., Ltd.                                            1,320,677  4,910,872
#   Marketech International Corp.                                             862,000    824,426
#   Masterlink Securities Corp.                                             7,959,728  2,160,941
#   Materials Analysis Technology, Inc.                                       216,342    622,191
#*  Mayer Steel Pipe Corp.                                                    884,567    384,106
    Maywufa Co., Ltd.                                                          69,322     30,965
#   Meiloon Industrial Co.                                                    693,809    381,103
    Mercuries & Associates Holding, Ltd.                                    2,431,790  1,787,203
#*  Mercuries Life Insurance Co., Ltd.                                      6,049,359  3,343,900

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
TAIWAN -- (Continued)
#   Merry Electronics Co., Ltd.                                            1,111,477 $4,651,283
*   Microbio Co., Ltd.                                                     2,355,607  1,677,060
#*  Microelectronics Technology, Inc.                                        257,655    202,713
    Microlife Corp.                                                          301,600    731,197
    Mildef Crete, Inc.                                                       195,000    261,032
#   MIN AIK Technology Co., Ltd.                                           1,302,316  1,417,947
#   Mirle Automation Corp.                                                 1,306,959  1,612,168
    Mitac Holdings Corp.                                                   3,556,004  3,929,456
#   Mobiletron Electronics Co., Ltd.                                         465,800    625,901
#*  momo.com, Inc.                                                            89,000    536,542
*   Mosel Vitelic, Inc.                                                      884,201     83,268
#*  Motech Industries, Inc.                                                2,619,000  2,495,613
#   MPI Corp.                                                                445,000  1,466,932
#   Nak Sealing Technologies Corp.                                           375,954    984,428
#   Namchow Chemical Industrial Co., Ltd.                                  1,306,000  2,675,689
#   Nan Kang Rubber Tire Co., Ltd.                                         3,331,952  3,150,751
#   Nan Liu Enterprise Co., Ltd.                                             288,000  1,377,458
    Nan Ren Lake Leisure Amusement Co., Ltd.                                 855,000    227,339
    Nan Ya Printed Circuit Board Corp.                                     1,627,000  1,293,861
#   Nang Kuang Pharmaceutical co., Ltd.                                      292,000    376,577
#   Nantex Industry Co., Ltd.                                              1,671,714  1,210,050
#   National Petroleum Co., Ltd.                                             217,824    266,670
#*  Neo Solar Power Corp.                                                  6,203,744  3,162,290
#   Netronix, Inc.                                                           468,000  1,009,083
    New Asia Construction & Development Corp.                                338,835     79,122
    New Best Wire Industrial Co., Ltd.                                        92,000     88,487
#   New Era Electronics Co., Ltd.                                            312,000    219,299
#*  Newmax Technology Co., Ltd.                                              705,009    499,968
#   Nexcom International Co., Ltd.                                           677,094    733,477
#   Nichidenbo Corp.                                                         927,801    723,440
    Nien Hsing Textile Co., Ltd.                                           1,601,436  1,256,448
#   Nishoku Technology, Inc.                                                 274,000    631,121
#   Nuvoton Technology Corp.                                                 528,000    700,077
*   O-TA Precision Industry Co., Ltd.                                         42,000     17,379
*   Ocean Plastics Co., Ltd.                                                 868,200    722,830
#   On-Bright Electronics, Inc.                                              218,600  1,526,982
    OptoTech Corp.                                                         3,753,886  1,694,581
#   Orient Europharma Co., Ltd.                                              175,000    335,826
*   Orient Semiconductor Electronics, Ltd.                                 4,145,000  1,506,758
#*  Oriental Union Chemical Corp.                                          3,219,267  2,852,184
#   P-Duke Technology Co., Ltd.                                              265,000    536,815
    P-Two Industries, Inc.                                                    49,000     29,171
#   Pacific Construction Co.                                               1,868,921    661,205
#   Pacific Hospital Supply Co., Ltd.                                        341,000    869,520
#   Paiho Shih Holdings Corp.                                                783,600    936,514
#   Pan Jit International, Inc.                                            2,371,541  1,278,626
#   Pan-International Industrial Corp.                                     2,834,747  2,283,693
#   Parade Technologies, Ltd.                                                437,401  4,522,679
#*  Paragon Technologies Co., Ltd.                                           444,246    294,397
#   PChome Online, Inc.                                                      574,921  4,758,767
#   PCL Technologies, Inc.                                                   152,000    438,115
#   Pharmally International Holding Co., Ltd.                                175,000  2,427,950
#*  Phihong Technology Co., Ltd.(6214140)                                  1,483,901    528,772

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
    Phihong Technology Co., Ltd.()                                            256,501 $    7,774
#   Phoenix Tours International, Inc.                                         303,450    334,590
#   Pixart Imaging, Inc.                                                      593,150  1,315,639
    Planet Technology Corp.                                                     9,000     13,731
#   Polytronics Technology Corp.                                              342,027    636,091
#   Portwell, Inc.                                                            468,000    598,210
#   Posiflex Technology, Inc.                                                 312,024  1,734,897
*   Potrans Electrical Corp., Ltd.                                            228,000         --
#   Power Quotient International Co., Ltd.                                    970,600    317,041
    Powertech Industrial Co., Ltd.                                             80,000     36,013
    Poya International Co., Ltd.                                              281,236  3,435,026
#   President Securities Corp.                                              5,867,664  2,164,323
    Primax Electronics, Ltd.                                                2,765,000  3,941,209
#*  Prime Electronics & Satellitics, Inc.                                     667,822    210,264
    Prince Housing & Development Corp.                                      8,365,644  2,792,116
#*  Princeton Technology Corp.                                              1,099,000    293,129
#   Pro Hawk Corp.                                                             43,000    216,180
*   Prodisc Technology, Inc.                                                1,707,199         --
#   Promate Electronic Co., Ltd.                                            1,060,000  1,033,971
#   Promise Technology, Inc.                                                1,039,286    495,425
*   Protop Technology Co., Ltd.                                               192,000         --
    Qisda Corp.                                                            11,499,900  6,013,940
    QST International Corp.                                                    16,000     44,896
    Qualipoly Chemical Corp.                                                  525,713    582,815
    Quanta Storage, Inc.                                                      838,000    833,809
*   Quintain Steel Co., Ltd.                                                1,138,000    315,901
#   Radiant Opto-Electronics Corp.                                          2,753,000  5,004,815
#*  Radium Life Tech Co., Ltd.                                              4,663,100  1,417,709
#   Ralec Electronic Corp.                                                    291,209    488,485
    Rechi Precision Co., Ltd.                                               2,101,181  2,170,852
    Rexon Industrial Corp., Ltd.                                               94,392     45,693
    Rich Development Co., Ltd.                                              4,314,036  1,102,713
#   RichWave Technology Corp.                                                 283,000    580,897
*   Ritek Corp.                                                            12,892,860  2,126,375
#*  Rotam Global Agrosciences, Ltd.                                           488,268    499,024
#   Ruentex Engineering & Construction Co.                                    226,000    273,745
#   Run Long Construction Co., Ltd.                                           862,292    954,417
#   Sagittarius Life Science Corp.                                            142,889    553,766
*   Sainfoin Technology Corp.                                                 131,260         --
    Sampo Corp.                                                             3,400,327  1,970,886
#   San Fang Chemical Industry Co., Ltd.                                    1,242,647  1,428,444
    San Far Property, Ltd.                                                     74,000     26,155
#   San Shing Fastech Corp.                                                   663,875  1,122,405
    Sanitar Co., Ltd.                                                           8,000      9,337
#   Sanyang Motor Co., Ltd.                                                 3,221,628  2,106,757
#   SCI Pharmtech, Inc.                                                       404,395    942,057
#   Scientech Corp.                                                           295,000    549,999
#   SDI Corp.                                                                 816,000  1,198,400
#   Sea Sonic Electronics Co., Ltd.                                           143,000    140,574
#   Senao International Co., Ltd.                                             659,541  1,098,503
#   Senao Networks, Inc.                                                      174,000    879,855
#   Sercomm Corp.                                                           1,631,000  4,169,721
#   Sesoda Corp.                                                            1,063,821    997,823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES    VALUE++
                                                                           --------- ----------
TAIWAN -- (Continued)
    Shan-Loong Transportation Co., Ltd.                                       29,000 $   26,665
    Sharehope Medicine Co., Ltd.                                              32,000     34,798
    Sheng Yu Steel Co., Ltd.                                                 823,980    929,909
#   ShenMao Technology, Inc.                                                 542,891    561,432
#   Shih Her Technologies, Inc.                                              284,000    266,844
*   Shih Wei Navigation Co., Ltd.                                          1,537,384    451,238
#   Shihlin Electric & Engineering Corp.                                   1,700,000  2,201,810
*   Shihlin Paper Corp.                                                       50,000     53,452
    Shin Hai Gas Corp.                                                         1,245      1,655
#   Shin Zu Shing Co., Ltd.                                                1,024,144  2,913,581
#   Shinih Enterprise Co., Ltd.                                              128,000     84,246
#*  Shining Building Business Co., Ltd.                                    2,417,041    806,166
#   Shinkong Insurance Co., Ltd.                                           1,313,131  1,097,294
    Shinkong Synthetic Fibers Corp.                                        9,970,395  2,998,035
#   Shinkong Textile Co., Ltd.                                               964,542  1,250,167
#   Shiny Chemical Industrial Co., Ltd.                                      351,031    605,262
#   ShunSin Technology Holding, Ltd.                                         236,000    707,966
#*  Shuttle, Inc.                                                          2,436,152    682,289
    Sigurd Microelectronics Corp.                                          2,563,974  1,967,666
    Silergy Corp.                                                             64,000    972,241
*   Silicon Integrated Systems Corp.                                       1,360,887    296,262
#   Silitech Technology Corp.                                                797,774    418,802
    Simplo Technology Co., Ltd.                                              953,000  2,849,255
#   Sinbon Electronics Co., Ltd.                                           1,438,813  3,158,328
    Sincere Navigation Corp.                                               2,077,786  1,392,451
#   Single Well Industrial Corp.                                             171,528    211,056
    Sinher Technology, Inc.                                                  205,000    353,494
#   Sinmag Equipment Corp.                                                   303,436  1,377,525
#   Sino-American Electronic Co., Ltd.                                       237,650    566,635
#*  Sino-American Silicon Products, Inc.                                   3,975,000  5,067,864
    Sinon Corp.                                                            2,490,510  1,228,784
#   Sinphar Pharmaceutical Co., Ltd.                                         868,938    665,630
#   Sinyi Realty, Inc.                                                     1,383,608  1,427,390
#   Sirtec International Co., Ltd.                                           862,000  1,226,036
    Sitronix Technology Corp.                                                757,879  2,284,967
#   Siward Crystal Technology Co., Ltd.                                    1,029,000    637,708
    Soft-World International Corp.                                           484,000    982,292
*   Solar Applied Materials Technology Co.                                 2,371,581  1,319,313
#*  Solartech Energy Corp.                                                 2,246,616  1,079,472
    Solteam Electronics Co., Ltd.                                            287,599    357,432
*   Solytech Enterprise Corp.                                                570,000     86,182
#   Sonix Technology Co., Ltd.                                             1,046,000  1,072,903
    Southeast Cement Co., Ltd.                                             1,053,700    535,996
    Speed Tech Corp.                                                         461,000    415,038
*   Spirox Corp.                                                              52,824     28,962
#   Sporton International, Inc.                                              449,388  2,507,230
#   St Shine Optical Co., Ltd.                                               252,000  4,761,343
#   Standard Chemical & Pharmaceutical Co., Ltd.                             676,571    700,835
#   Stark Technology, Inc.                                                   859,860    771,668
#*  Sunko INK Co., Ltd.                                                      548,000    262,647
#   Sunny Friend Environmental Technology Co., Ltd.                          392,000  1,500,593
#   Sunonwealth Electric Machine Industry Co., Ltd.                        1,318,487  1,274,308
    Sunplus Technology Co., Ltd.                                           2,433,000    880,535

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
#   Sunrex Technology Corp.                                                 1,162,580 $  677,218
#   Sunspring Metal Corp.                                                     685,000    952,731
*   Sunty Development Co., Ltd.                                                42,000     15,376
#   Supreme Electronics Co., Ltd.                                           2,241,508  1,886,140
#   Swancor Holding Co., Ltd.                                                 428,206    996,842
#   Sweeten Real Estate Development Co., Ltd.                                 612,357    273,792
#   Syncmold Enterprise Corp.                                                 952,000  1,920,149
#   Sysage Technology Co., Ltd.                                               558,484    483,493
*   Sysgration                                                                532,000    177,896
    Systex Corp.                                                            1,098,388  2,126,449
    T-Mac Techvest PCB Co., Ltd.                                              380,000    159,158
#   T3EX Global Holdings Corp.                                                399,117    261,689
#*  TA Chen Stainless Pipe                                                  4,502,127  2,613,060
    Ta Chong Securities Co., Ltd.                                           1,478,000    445,589
#*  Ta Ya Electric Wire & Cable                                             3,252,306    592,850
#   Ta Yih Industrial Co., Ltd.                                               219,000    563,638
*   TA-I Technology Co., Ltd.                                                 815,718    696,101
#   Tah Hsin Industrial Corp.                                                 426,600    350,923
    TAI Roun Products Co., Ltd.                                               201,000     68,636
#*  Tai Tung Communication Co., Ltd.                                          232,197    146,484
#   Tai-Saw Technology Co., Ltd.                                              165,120    127,542
#   Taichung Commercial Bank Co., Ltd.                                     14,226,681  4,183,323
#   TaiDoc Technology Corp.                                                   290,448    997,903
#   Taiflex Scientific Co., Ltd.                                            1,381,340  1,639,270
#   Taimide Tech, Inc.                                                        585,250    604,415
#   Tainan Enterprises Co., Ltd.                                              872,370    819,504
#   Tainan Spinning Co., Ltd.                                               7,101,044  3,106,273
#   Tainergy Tech Co., Ltd.                                                 1,119,000    520,034
#*  Taisun Enterprise Co., Ltd.                                             1,979,428    949,609
#*  Taita Chemical Co., Ltd.                                                1,237,951    465,117
    Taiwan Acceptance Corp.                                                   773,480  2,027,232
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                            553,000  1,027,408
#   Taiwan Cogeneration Corp.                                               2,516,566  1,810,349
#   Taiwan Fire & Marine Insurance Co., Ltd.                                1,242,338    751,699
*   Taiwan Flourescent Lamp Co., Ltd.                                         176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd.                                    1,010,000  1,381,999
*   Taiwan Glass Industry Corp.                                                79,000     33,333
    Taiwan Hon Chuan Enterprise Co., Ltd.                                   2,302,468  3,932,614
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                          1,089,120    636,236
*   Taiwan Kolin Co., Ltd.                                                  1,356,000         --
#   Taiwan Land Development Corp.                                           6,351,991  2,047,740
    Taiwan Line Tek Electronic                                                447,306    302,003
*   Taiwan Mask Corp.                                                         662,412    194,044
    Taiwan Navigation Co., Ltd.                                             1,104,777    447,419
    Taiwan Optical Platform Co., Ltd.                                           9,000     35,708
#   Taiwan Paiho, Ltd.                                                      1,822,287  5,581,079
#   Taiwan PCB Techvest Co., Ltd.                                           1,684,238  1,610,406
#*  Taiwan Prosperity Chemical Corp.                                        1,009,000    728,316
#*  Taiwan Pulp & Paper Corp.                                               2,217,980  1,000,444
#*  Taiwan Sakura Corp.                                                     1,272,803  1,227,781
    Taiwan Sanyo Electric Co., Ltd.                                           381,400    300,538
#   Taiwan Semiconductor Co., Ltd.                                          1,503,000  1,743,109
    Taiwan Shin Kong Security Co., Ltd.                                     1,618,710  2,052,279

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
    Taiwan Styrene Monomer                                                  3,550,209 $2,348,448
    Taiwan Surface Mounting Technology Corp.                                1,888,388  1,573,123
#   Taiwan TEA Corp.                                                        4,949,897  2,409,421
#   Taiwan Union Technology Corp.                                           1,548,000  2,112,984
#   Taiyen Biotech Co., Ltd.                                                  872,883    831,052
#*  Tatung Co., Ltd.                                                       16,173,015  8,678,951
#   TCI Co., Ltd.                                                             377,000  1,864,059
*   Te Chang Construction Co., Ltd.                                           376,184    281,023
    Tehmag Foods Corp.                                                         31,000    201,722
#   Ten Ren Tea Co., Ltd.                                                     164,980    193,629
#   Test Research, Inc.                                                     1,117,821  1,351,013
    Test Rite International Co., Ltd.                                       1,843,495  1,177,379
#*  Tex-Ray Industrial Co., Ltd.                                              803,000    275,143
#   Thinking Electronic Industrial Co., Ltd.                                  541,204  1,170,449
#   Thye Ming Industrial Co., Ltd.                                          1,074,669  1,238,297
#   Ton Yi Industrial Corp.                                                 4,061,644  1,918,795
#   Tong Hsing Electronic Industries, Ltd.                                  1,018,963  3,871,088
    Tong Yang Industry Co., Ltd.                                              991,741  1,830,717
    Tong-Tai Machine & Tool Co., Ltd.                                       1,590,892  1,094,781
#   TOPBI International Holdings, Ltd.                                        344,405  1,182,524
    Topco Scientific Co., Ltd.                                              1,042,463  2,926,242
    Topco Technologies Corp.                                                  137,000    268,703
#   Topoint Technology Co., Ltd.                                              991,776    635,069
#   Toung Loong Textile Manufacturing                                         663,000  1,679,976
#*  TPK Holding Co., Ltd.                                                   2,101,000  3,923,307
#   Trade-Van Information Services Co.                                        234,000    198,523
    Tripod Technology Corp.                                                 2,148,000  5,236,113
#*  TrueLight Corp.                                                           399,700    689,646
#   Tsang Yow Industrial Co., Ltd.                                            460,000    479,050
#   Tsann Kuen Enterprise Co., Ltd.                                           289,686    263,440
#   TSC Auto ID Technology Co., Ltd.                                          171,700  1,375,772
#   TSRC Corp.                                                              4,182,200  4,840,241
#   Ttet Union Corp.                                                          300,000    814,061
    TTFB Co., Ltd.                                                             68,000    481,627
#   TTY Biopharm Co., Ltd.                                                  1,711,979  5,592,863
    Tung Ho Steel Enterprise Corp.                                          5,275,000  3,583,424
#   Tung Thih Electronic Co., Ltd.                                            432,600  4,086,832
#   TURVO International Co., Ltd.                                             333,112    991,149
    TXC Corp.                                                               2,132,053  2,895,970
    TYC Brother Industrial Co., Ltd.                                        1,340,980  1,532,856
*   Tycoons Group Enterprise                                                2,402,182    396,665
    Tyntek Corp.                                                            1,873,039    727,905
    U-Ming Marine Transport Corp.                                           1,384,000  1,204,898
    UDE Corp.                                                                 101,000    124,918
#   Ultra Chip, Inc.                                                          374,000    463,795
#   Unimicron Technology Corp.                                              9,116,000  3,590,704
#   Union Bank Of Taiwan                                                    6,846,149  1,968,123
#   Union Insurance Co., Ltd.                                                 467,660    220,669
    Unitech Computer Co., Ltd.                                                612,804    339,026
#   Unitech Printed Circuit Board Corp.                                     3,589,370  1,077,623
#   United Integrated Services Co., Ltd.                                    1,606,439  2,634,669
#   United Orthopedic Corp.                                                   447,323    877,680
#*  United Radiant Technology                                                 645,000    555,845

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
TAIWAN -- (Continued)
#   Unity Opto Technology Co., Ltd.                                         1,915,500 $  803,969
#   Universal Cement Corp.                                                  2,555,654  2,007,166
    Universal Microwave Technology, Inc.                                      301,000    707,519
#*  Unizyx Holding Corp.                                                    2,738,430  1,275,607
    UPC Technology Corp.                                                    4,735,447  2,031,726
#*  Userjoy Technology Co., Ltd.                                              159,000    433,961
    USI Corp.                                                               5,416,734  2,760,434
#   Usun Technology Co., Ltd.                                                 416,000    702,386
#   Utechzone Co., Ltd.                                                       341,000    477,707
#   Ve Wong Corp.                                                             621,696    457,531
*   Via Technologies, Inc.                                                    248,000     88,649
#   Victory New Materials, Ltd. Co.                                           431,000    767,297
    Viking Tech Corp.                                                         167,438    109,004
#*  Visual Photonics Epitaxy Co., Ltd.                                      1,274,772  1,999,803
#   Vivotek, Inc.                                                             432,956  1,126,332
#*  Wafer Works Corp.                                                       3,144,746  1,428,609
*   Waffer Technology Co., Ltd.                                               291,000    184,323
    Wah Hong Industrial Corp.                                                 182,021    107,799
    Wah Lee Industrial Corp.                                                1,173,000  1,733,308
    Walsin Lihwa Corp.                                                     11,804,000  4,590,090
#*  Walsin Technology Corp.                                                 2,622,834  3,246,966
    Walton Advanced Engineering, Inc.                                       2,069,197    808,489
#   WAN HWA Enterprise Co.                                                    725,536    315,773
    Waterland Financial Holdings Co., Ltd.                                  8,885,372  2,359,651
#*  Wei Chuan Foods Corp.                                                   1,726,000  1,012,070
    Wei Mon Industry Co., Ltd.                                              3,075,282     16,561
#   Weikeng Industrial Co., Ltd.                                            1,690,980    928,121
#   Well Shin Technology Co., Ltd.                                            503,000    817,501
#*  Wha Yu Industrial Co., Ltd.                                               108,000     58,231
#*  Win Semiconductors Corp.                                                  504,795  1,518,714
    Winbond Electronics Corp.                                              14,702,138  6,035,497
    WinMate Communication, Inc.                                                79,000    136,936
    Winstek Semiconductor Co., Ltd.                                            52,000     40,593
    Wintek Corp.                                                            5,447,000     59,621
#*  Wisdom Marine Lines Co., Ltd.                                           1,963,603  1,929,598
#   Wisechip Semiconductor, Inc.                                               94,000    360,912
#   Wistron NeWeb Corp.                                                     1,683,470  4,818,961
#   Wowprime Corp.                                                            436,000  1,949,697
    WT Microelectronics Co., Ltd.                                           3,041,903  4,220,047
#   WUS Printed Circuit Co., Ltd.                                           2,102,000  1,201,779
#   XAC Automation Corp.                                                      544,000  1,051,359
#   XinTec, Inc.                                                            1,085,000  1,268,799
#   XPEC Entertainment, Inc.                                                  619,644    260,936
#   Xxentria Technology Materials Corp.                                       731,207  1,773,909
*   Yageo Corp.                                                               805,669  1,955,863
*   Yang Ming Marine Transport Corp.                                       10,192,000  1,820,093
#   YC Co., Ltd.                                                            2,453,823  1,000,977
    YC INOX Co., Ltd.                                                       2,411,388  2,168,519
#   YCC Parts Manufacturing Co., Ltd.                                         204,000    254,804
#   Yea Shin International Development Co., Ltd.                            1,002,350    413,582
#   Yeong Guan Energy Technology Group Co., Ltd.                              538,929  1,794,882
#   YFC-Boneagle Electric Co., Ltd.                                           219,000    424,848
#   YFY, Inc.                                                               8,463,212  2,943,701

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
TAIWAN -- (Continued)
    Yi Jinn Industrial Co., Ltd.                                            1,618,094 $    537,887
*   Yieh Phui Enterprise Co., Ltd.                                          6,930,668    2,757,027
#   Yonyu Plastics Co., Ltd.                                                  457,600      485,264
*   Young Fast Optoelectronics Co., Ltd.                                      679,872      270,116
#   Young Optics, Inc.                                                        371,111      331,041
#   Youngtek Electronics Corp.                                                732,666    1,055,200
    Yuanta Futures Co., Ltd.                                                   35,000       42,989
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                          451,869    1,164,892
#   Yungshin Construction & Development Co., Ltd.                             415,000      325,110
#   YungShin Global Holding Corp.                                           1,210,015    1,756,189
#   Yungtay Engineering Co., Ltd.                                           2,522,000    3,613,906
    Zeng Hsing Industrial Co., Ltd.                                           371,107    1,906,799
    Zenitron Corp.                                                          1,293,000      728,346
    Zig Sheng Industrial Co., Ltd.                                          3,101,732    1,022,083
#   Zinwell Corp.                                                           2,088,586    2,107,398
#   Zippy Technology Corp.                                                    702,948      804,419
#   ZongTai Real Estate Development Co., Ltd.                               1,153,277      651,295
                                                                                      ------------
TOTAL TAIWAN                                                                           955,743,249
                                                                                      ------------
THAILAND -- (3.6%)
    AAPICO Hitech PCL(B013KZ2)                                                110,000       48,111
    AAPICO Hitech PCL(B013L48)                                                964,380      421,796
    Advanced Information Technology PCL Class F                               274,900      206,897
    AEON Thana Sinsap Thailand PCL(B01KHP2)                                    57,700      163,874
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                                   142,500      404,715
    AJ Plast PCL                                                            1,240,588      482,705
    Amata Corp. PCL                                                         3,265,410    1,409,663
    Ananda Development PCL                                                 19,581,300    2,836,258
    AP Thailand PCL                                                         9,625,816    2,023,034
*   Apex Development PCL                                                        3,536           --
    Asia Aviation PCL                                                      13,440,100    2,328,447
    Asia Plus Group Holdings PCL                                           10,346,600    1,099,014
    Asia Sermkij Leasing PCL                                                  909,500      604,439
    Asian Insulators PCL                                                   12,731,600       96,942
    Asian Phytoceuticals PCL                                                  740,215       34,057
    Bangchak Petroleum PCL (The)                                            2,852,600    2,855,841
    Bangkok Airways PCL                                                     4,173,600    2,607,759
    Bangkok Aviation Fuel Services PCL                                      1,869,746    1,951,524
    Bangkok Chain Hospital PCL                                              7,162,937    3,010,834
    Bangkok Insurance PCL                                                     180,181    1,785,946
    Bangkok Land PCL                                                       60,492,570    3,264,297
    Bangkok Ranch PCL                                                       2,167,500      409,369
*   Bangkok Rubber PCL                                                         14,600           --
    Beauty Community PCL                                                   11,539,200    3,637,748
    BEC World PCL                                                           2,766,600    1,414,337
    Better World Green PCL                                                  9,027,900      543,571
    Big Camera Corp. PCL                                                    9,373,700    1,437,602
    BJC Heavy Industries PCL Class F                                        3,542,300      518,115
    Buriram Sugar PCL                                                         659,000      286,359
    Cal-Comp Electronics Thailand PCL Class F                              16,385,744    1,312,349
*   Central Paper Industry PCL                                                     20           --
    Central Plaza Hotel PCL                                                   211,700      223,965
    CH Karnchang PCL                                                          905,200      739,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
THAILAND -- (Continued)
    Charoong Thai Wire & Cable PCL Class F                                    967,100 $  313,120
    Christiani & Nielsen Thai Class F                                       2,930,600    356,233
    Chularat Hospital PCL Class F                                          38,976,200  3,210,195
    CK Power PCL                                                           21,430,690  2,045,076
    COL PCL                                                                   174,500    156,113
*   Country Group Development PCL                                          20,152,500    629,587
    Country Group Holdings PCL Class F                                      7,918,400    359,825
    CS Loxinfo PCL                                                          1,380,600    241,144
*   Demco PCL                                                               1,674,500    378,082
    Dhipaya Insurance PCL                                                   1,008,300  1,589,340
    Diamond Building Products PCL                                             277,600     49,276
    Dusit Thani PCL                                                           114,500     32,031
    Dynasty Ceramic PCL                                                    23,313,480  2,979,570
    E for L Aim PCL                                                        16,362,000    125,468
    Eastern Polymer Group PCL Class F                                       7,173,000  2,709,483
    Eastern Printing PCL                                                      712,600    138,634
    Eastern Water Resources Development and Management PCL Class F          5,072,600  1,671,178
    Energy Earth PCL                                                        3,350,300    431,990
    Erawan Group PCL (The)                                                 11,042,970  1,392,524
*   Esso Thailand PCL                                                      12,063,600  3,940,114
    Forth Corp. PCL                                                         1,865,900    415,999
    Forth Smart Service PCL                                                 1,744,700    926,609
    Fortune Parts Industry PCL                                              1,579,300    212,607
*   G J Steel PCL                                                           5,928,480     57,247
    GFPT PCL                                                                4,747,900  1,995,709
*   GMM Grammy PCL                                                             90,260     26,660
    Golden Land Property Development PCL                                    7,193,500  1,552,701
    Grand Canal Land PCL                                                    5,552,200    400,528
*   Grande Asset Hotels & Property PCL                                      1,882,175     45,437
    Hana Microelectronics PCL                                               3,172,496  3,829,341
    ICC International PCL                                                     204,600    215,001
    Ichitan Group PCL                                                       2,911,000    925,964
    Inter Far East Energy Corp. Class F                                     4,679,700    412,016
    Interlink Communication PCL                                             1,050,800    590,907
*   International Engineering PCL                                          39,494,487     16,825
*   Italian-Thai Development PCL                                           15,350,427  2,179,839
*   ITV PCL                                                                 2,785,600         --
    Jasmine International PCL                                              14,444,500  3,610,099
    Jaymart PCL                                                             2,000,910    789,908
    JSP Property PCL                                                        2,885,000     98,324
    Jubilee Enterprise PCL                                                     73,600     40,761
    Kang Yong Electric PCL                                                     44,000    542,346
    Karmarts PCL                                                            2,719,700    965,528
    Kaset Thai International Sugar Corp. PCL                                   93,100     18,906
    KGI Securities Thailand PCL                                            10,149,600  1,181,862
    Khon Kaen Sugar Industry PCL                                           13,765,690  2,638,978
    Khonburi Sugar PCL                                                        101,800     26,021
    Kiatnakin Bank PCL                                                      2,666,400  4,316,524
    Krungthai Card PCL                                                      1,036,700  4,136,789
    L.P.N Development PCL                                                     233,300     79,512
    Laguna Resorts & Hotels PCL                                               197,000    153,863
    Lanna Resources PCL                                                     1,833,750    713,501
    LH Financial Group PCL                                                 45,557,466  2,290,165

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
THAILAND -- (Continued)
    Loxley PCL                                                              8,242,676 $  903,628
    LPN Development PCL                                                     5,764,200  1,964,510
    Major Cineplex Group PCL                                                3,340,000  3,059,216
    Malee Group PCL                                                           442,300  1,287,582
    Maybank Kim Eng Securities Thailand PCL                                   974,300    633,669
    MBK PCL                                                                 5,963,100  2,489,565
    MC Group PCL                                                            1,288,000    607,237
    MCOT PCL                                                                2,319,600  1,001,361
    MCS Steel PCL                                                           1,584,500    760,524
    Mega Lifesciences PCL                                                   2,838,900  2,277,731
    Millcon Steel PCL                                                       9,689,600    412,792
    MK Real Estate Development PCL                                          1,885,900    217,460
    MK Restaurants Group PCL                                                  296,800    476,262
    Modernform Group PCL                                                    2,352,200    397,489
*   Mono Technology PCL                                                     2,795,200    309,608
    Muang Thai Insurance PCL                                                   61,288    238,468
    Muangthai Leasing PCL Class F                                             469,700    376,854
    Muramoto Electron Thailand PCL                                             14,000    102,584
    Namyong Terminal PCL                                                    1,323,400    541,237
    Nation Multimedia Group PCL                                            14,527,800    457,991
*   Noble Development PCL                                                     594,200    317,267
*   Nok Airlines PCL                                                          574,700    119,151
    Platinum Group PCL (The) Class F                                        2,227,500    442,843
*   Polyplex Thailand PCL                                                   3,344,050  1,728,535
*   Precious Shipping PCL                                                   5,538,500  1,557,261
    Premier Marketing PCL                                                   1,991,900    537,434
    President Rice Products PCL                                                 3,375      5,536
    Property Perfect PCL                                                   27,612,100    705,791
    PTG Energy PCL                                                          8,647,400  6,876,660
    Quality Houses PCL                                                     43,998,226  3,298,930
    Raimon Land PCL                                                        11,010,600    434,670
    Ratchthani Leasing PCL                                                  8,053,700  1,223,723
    Regional Container Lines PCL                                            2,611,900    515,555
    Rojana Industrial Park PCL                                              6,243,911    847,654
    RS PCL                                                                  3,365,000    898,353
    S 11 Group PCL                                                            673,300    166,365
    Saha Pathana Inter-Holding PCL                                            680,300    642,430
    Saha-Union PCL                                                            743,600    865,879
*   Sahaviriya Steel Industries PCL                                        87,225,900    123,865
    Samart Corp. PCL                                                        3,038,600  1,423,939
*   Samart I-Mobile PCL                                                    14,993,100    510,983
    Samart Telcoms PCL                                                      1,946,100    707,472
    Sansiri PCL                                                            44,226,510  2,348,866
    SC Asset Corp PCL                                                      14,604,215  1,576,144
    Scan Inter PCL                                                          2,256,100    608,718
    Siam Future Development PCL                                             7,074,273  1,265,775
    Siam Global House PCL                                                   3,880,435  2,038,854
    Siam Wellness Group PCL                                                 1,123,900    427,727
    Siamgas & Petrochemicals PCL                                            2,824,700  1,034,894
*   Singha Estate PCL                                                      11,584,300  1,533,168
    Sino-Thai Engineering & Construction PCL                                4,215,800  2,945,433
    SNC Former PCL                                                            141,800     63,228
    Somboon Advance Technology PCL                                          1,280,837    549,294

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES    VALUE++
                                                                           ---------- ----------
THAILAND -- (Continued)
    SPCG PCL                                                                2,651,200 $1,596,292
    Sri Ayudhya Capital PCL                                                   233,100    221,779
    Sri Trang Agro-Industry PCL                                             5,243,990  3,693,580
    Sriracha Construction PCL                                               1,060,000    713,491
    Srithai Superware PCL                                                  12,947,500    772,217
*   Stars Microelectronics Thailand PCL                                     2,352,400    531,144
    STP & I PCL                                                             4,889,364  1,388,629
    Sub Sri Thai PCL                                                          107,900     43,822
    Supalai PCL                                                             5,654,633  3,886,456
    Susco PCL                                                               1,295,200    155,968
    SVI PCL                                                                10,732,200  1,691,670
    Symphony Communication PCL                                                275,275     68,408
    Synnex Thailand PCL                                                       168,900     47,729
    Syntec Construction PCL                                                 6,152,300  1,030,917
*   Tata Steel Thailand PCL                                                23,691,600    699,780
    Thai Agro Energy PCL Class F                                              378,870     36,370
*   Thai Airways International PCL(6364971)                                   141,400     86,342
*   Thai Airways International PCL(6888868)                                 5,871,900  3,585,511
    Thai Central Chemical PCL                                                 263,500    273,154
    Thai Metal Trade PCL                                                      922,800    445,544
    Thai Nakarin Hospital PCL                                                 217,400    229,996
    Thai Reinsurance PCL                                                    5,853,700    342,477
    Thai Rung Union Car PCL                                                   468,220     55,319
    Thai Solar Energy PCL                                                     650,700    105,339
    Thai Stanley Electric PCL Class F                                         206,600  1,062,045
    Thai Steel Cable PCL                                                        3,400      1,043
    Thai Vegetable Oil PCL                                                  3,320,375  3,866,384
    Thai Wacoal PCL                                                            78,000    107,441
    Thai Wah PCL                                                            1,574,300    433,704
    Thai-German Ceramic Industry PCL                                        3,827,900    295,708
    Thaicom PCL                                                             3,285,000  2,061,872
    Thaire Life Assurance PCL Class F                                       1,341,200    371,392
    Thanachart Capital PCL                                                  2,160,200  2,914,215
    Thitikorn PCL                                                             521,000    176,084
    Thoresen Thai Agencies PCL                                              6,743,054  1,876,794
    TICON Industrial Connection PCL Class F                                 6,773,484  3,193,406
    Tipco Asphalt PCL                                                       1,287,300    844,551
    TIPCO Foods PCL                                                         1,385,582    566,668
    Tisco Financial Group PCL(B3KFW10)                                        663,200  1,148,969
    Tisco Financial Group PCL(B3KFW76)                                      2,670,200  4,626,021
    TPI Polene PCL                                                         38,990,600  2,635,548
    TRC Construction PCL                                                   12,731,487    585,771
    TTCL PCL(BWY4Y10)                                                         295,800    168,020
    TTCL PCL(B5ML0D8)                                                       1,350,871    767,322
    TTW PCL                                                                11,977,000  3,639,702
*   U City PCL                                                             47,365,600     40,357
    Unique Engineering & Construction PCL                                   4,205,670  2,317,239
*   United Power of Asia PCL                                                  500,000      9,514
    Univanich Palm Oil PCL                                                    939,000    224,016
    Univentures PCL                                                         7,609,700  1,988,334
    Vanachai Group PCL                                                      6,821,459  2,925,420
    VGI Global Media PCL                                                   15,234,300  2,293,149
    Vibhavadi Medical Center PCL                                           42,264,100  3,841,100

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
THAILAND -- (Continued)
    Vinythai PCL                                                            2,911,734 $  1,463,723
*   WHA Corp. PCL                                                          31,547,000    2,867,095
    Workpoint Entertainment PCL                                             1,583,940    2,328,000
                                                                                      ------------
TOTAL THAILAND                                                                         226,514,856
                                                                                      ------------
TURKEY -- (1.5%)
    Adana Cimento Sanayii TAS Class A                                         572,283    1,063,438
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                                     42,330      184,834
#*  Afyon Cimento Sanayi TAS                                                1,129,733    2,721,219
    Akcansa Cimento A.S.                                                      444,909    1,672,421
#*  Akenerji Elektrik Uretim A.S.                                           2,516,472      573,995
#   Aksa Akrilik Kimya Sanayii A.S.                                           775,850    2,162,336
#*  Aksa Enerji Uretim A.S.                                                   995,362      788,870
#*  Aksigorta A.S.                                                          1,013,913      705,989
*   Aktas Electric Ticaret AS                                                     370           --
#   Alarko Holding A.S.                                                       688,608      841,929
#   Albaraka Turk Katilim Bankasi A.S.                                      4,001,987    1,293,842
    Alkim Alkali Kimya A.S.                                                     6,300       35,117
*   Anadolu Anonim Turk Sigorta Sirketi                                     2,035,741    1,198,833
*   Anadolu Cam Sanayii A.S.                                                1,490,394    1,224,328
#   Anadolu Hayat Emeklilik A.S.                                            1,036,772    1,484,514
    AvivaSA Emeklilik ve Hayat A.S. Class A                                    20,737      120,697
    Aygaz A.S.                                                                410,360    1,387,589
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                                    514,525    1,474,383
    Baticim Bati Anadolu Cimento Sanayii A.S.                                 411,020      772,788
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                      1,380,080    1,716,473
#   Bizim Toptan Satis Magazalari A.S.                                        245,003      769,803
#   Bolu Cimento Sanayii A.S.                                                 642,371    1,097,411
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                            527,696    1,311,694
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                              104,936    1,912,934
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                          827,742    1,458,410
    Bursa Cimento Fabrikasi A.S.                                              267,764      458,067
#   Celebi Hava Servisi A.S.                                                   60,471      394,162
    Cimsa Cimento Sanayi VE Ticaret A.S.                                      668,787    3,148,839
#*  Deva Holding A.S.                                                         356,487      356,575
#*  Dogan Sirketler Grubu Holding A.S.                                      9,685,105    2,154,723
#   Dogus Otomotiv Servis ve Ticaret A.S.                                     729,022    1,723,892
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                 373,446      907,310
#   EGE Endustri VE Ticaret A.S.                                               14,562    1,045,330
#*  EGE Seramik Sanayi ve Ticaret A.S.                                        480,174      448,408
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret
      A.S.                                                                  2,141,910    1,845,694
#*  Fenerbahce Futbol A.S.                                                     84,211      838,556
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                        27,385      233,944
#   Global Yatirim Holding A.S.                                             2,085,182    1,022,714
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                            8,540           --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                       63,045    1,258,663
#   Goodyear Lastikleri TAS                                                   955,450      968,536
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                            983,334      514,481
#   GSD Holding A.S.                                                        4,562,388      737,857
#   Gubre Fabrikalari TAS                                                   1,091,727    1,406,661
#*  Ihlas Holding A.S.                                                      8,173,996      775,912
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.           170,170      382,426
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                     678,189      361,732

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            SHARES      VALUE++
                                                                           --------- --------------
TURKEY -- (Continued)
    Is Finansal Kiralama A.S.                                              1,795,970 $      542,273
    Is Yatirim Menkul Degerler A.S. Class A                                  220,148         77,484
#*  Izmir Demir Celik Sanayi A.S.                                            855,717        669,489
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A            1,362,478        537,861
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B            1,102,355        443,987
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D            7,346,390      2,416,629
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                                4,400,755      1,446,665
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                                   11,953        833,346
#   Konya Cimento Sanayii A.S.                                                18,057      1,312,128
*   Koza Altin Isletmeleri A.S.                                              226,641      1,065,521
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                           831,604        451,584
#   Mardin Cimento Sanayii ve Ticaret A.S.                                   379,497        476,009
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                           2,278,836        615,386
*   Migros Ticaret A.S.                                                      320,825      1,569,473
*   Mudurnu Tavukculuk A.S.                                                    1,740             --
*   Nergis Holding A.S.                                                        1,784             --
#*  NET Holding A.S.                                                       1,819,449      1,326,618
#*  Netas Telekomunikasyon A.S.                                              490,416      1,306,913
    Nuh Cimento Sanayi A.S.                                                  385,168      1,144,981
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                                   163,448      5,834,476
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                   815,128        449,590
*   Parsan Makina Parcalari Sanayii A.S.                                     134,519        295,028
#*  Pegasus Hava Tasimaciligi A.S.                                           215,199        903,992
    Pinar Entegre Et ve Un Sanayi A.S.                                       155,791        445,869
#   Pinar SUT Mamulleri Sanayii A.S.                                         143,024        647,740
*   Raks Elektronik Sanayi ve Ticaret A.S.                                     2,730             --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                      565,645        496,171
#*  Sekerbank TAS                                                          4,341,907      1,370,535
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                              1,376,283      1,259,433
    Soda Sanayii A.S.                                                      1,882,291      2,944,431
#   Tat Gida Sanayi A.S.                                                     747,482      1,457,574
    TAV Havalimanlari Holding A.S.                                            40,472        166,570
#   Tekfen Holding A.S.                                                    1,578,912      3,153,398
#*  Teknosa Ic Ve Dis Ticaret A.S.                                           238,336        240,836
    Tofas Turk Otomobil Fabrikasi A.S.                                             1              7
    Trakya Cam Sanayii A.S.                                                3,586,813      2,942,490
#*  Tumosan Motor ve Traktor Sanayi A.S.                                      77,389        163,672
#   Turcas Petrol A.S.                                                     1,214,852        499,342
    Turk Traktor ve Ziraat Makineleri A.S.                                    16,168        336,490
#   Turkiye Sinai Kalkinma Bankasi A.S.                                    8,464,308      3,231,449
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                               1,006,303      1,734,123
#*  Zorlu Enerji Elektrik Uretim A.S.                                      2,990,254        919,958
                                                                                     --------------
TOTAL TURKEY                                                                             94,687,850
                                                                                     --------------
TOTAL COMMON STOCKS                                                                   5,643,069,138
                                                                                     --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
    AES Tiete Energia SA                                                       7,992          7,242
    Alpargatas SA                                                          1,775,974      5,856,535
    Banco ABC Brasil SA(B23DMP8)                                             828,329      4,348,933
    Banco ABC Brasil SA(BD30TG6)                                              36,159        189,912
    Banco do Estado do Rio Grande do Sul SA Class B                        2,285,044     11,417,120

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
BRAZIL -- (Continued)
    Banco Pan SA                                                            2,079,740 $  1,056,059
    Banco Pine SA                                                             282,703      370,652
    Centrais Eletricas Santa Catarina                                          79,600      461,848
    Cia Brasileira de Distribuicao                                            134,500    2,473,087
    Cia de Gas de Sao Paulo - COMGAS Class A                                  221,785    3,275,982
    Cia de Saneamento do Parana                                               225,201    1,008,395
    Cia de Transmissao de Energia Eletrica Paulista                           411,240    8,574,134
    Cia Energetica de Minas Gerais                                          4,694,029   13,609,253
    Cia Energetica de Sao Paulo Class B                                     1,652,400    9,121,601
    Cia Energetica do Ceara Class A                                           114,139    1,726,989
    Cia Ferro Ligas da Bahia - FERBASA                                        440,849    1,212,791
    Cia Paranaense de Energia                                                 857,600    8,752,219
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                    831,699    3,112,121
    Eucatex SA Industria e Comercio                                           160,378      155,156
    Grazziotin SA                                                               2,100       11,560
    Marcopolo SA                                                            4,890,253    4,468,047
*   Randon SA Implementos e Participacoes                                   2,475,157    3,071,674
*   Sharp SA Equipamentos Eletronicos                                      30,200,000           --
    Suzano Papel e Celulose SA Class A                                        399,700    1,700,000
    Unipar Carbocloro SA                                                      276,095      613,628
*   Usinas Siderurgicas de Minas Gerais SA Class A                          4,852,799    8,093,211
                                                                                      ------------
TOTAL BRAZIL                                                                            94,688,149
                                                                                      ------------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                              239,610      508,032
    Embotelladora Andina SA Class B                                           776,973    2,801,449
                                                                                      ------------
TOTAL CHILE                                                                              3,309,481
                                                                                      ------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                                     2,637,267    2,781,766
                                                                                      ------------
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                                         620,778      137,249
                                                                                      ------------
TOTAL PREFERRED STOCKS                                                                 100,916,645
                                                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Iochpe Maxion SA Rights 2/09/17                                           318,331       40,409

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              SHARES      VALUE++
                                                                            ---------- --------------
BRAZIL -- (Continued)
*    Multiplan Empreendimentos Imobiliarios SA Rights 2/13/17                   32,183 $       45,551
                                                                                       --------------
TOTAL BRAZIL                                                                                   85,960
                                                                                       --------------
INDONESIA -- (0.0%)
*    Pacific Strategic Financial Tbk PT Warrants                               747,800         18,482
                                                                                       --------------
MALAYSIA -- (0.0%)
*    Pantech Group Holdings Bhd Warrants12/21/21                               168,511          5,706
                                                                                       --------------
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                                   846,548             --
                                                                                       --------------
SOUTH KOREA -- (0.0%)
*    Sambo Motors Co., Ltd. Warrants 3/10/17                                     2,457          2,283
                                                                                       --------------
TAIWAN -- (0.0%)
*    Capital Futures Corp. Rights                                               32,040          5,233
*    Gintech Energy Corp. Rights 02/15/17                                      386,268         42,514
                                                                                       --------------
TOTAL TAIWAN                                                                                   47,747
                                                                                       --------------
THAILAND -- (0.0%)
*    Eastern Printing Pub Co., NVDR Rights 11/30/17                             57,038          1,539
*    TPI Polene PCL Rights 4/30/17                                             219,980             --
                                                                                       --------------
TOTAL THAILAND                                                                                  1,539
                                                                                       --------------
TURKEY -- (0.0%)
*    Zorlu Enerji Elektrik Uretim A.S. Rights 02/13/17                       2,990,254        206,052
                                                                                       --------------
TOTAL RIGHTS/WARRANTS                                                                         367,769
                                                                                       --------------
TOTAL INVESTMENT SECURITIES                                                             5,744,353,552
                                                                                       --------------

                                                                                          VALUE+
                                                                                       --------------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@ DFA Short Term Investment Fund                                         47,638,107    551,268,174
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $6,117,918,530)^^                                  $6,295,621,726
                                                                                       ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina                             -- $            1   --    $            1
   Brazil                      $ 10,703,210    488,556,812   --       499,260,022
   Chile                            986,422     96,204,880   --        97,191,302
   China                         30,199,669    858,376,349   --       888,576,018
   Colombia                      11,773,361             --   --        11,773,361
   Greece                                --     18,983,819   --        18,983,819
   Hong Kong                             --      1,785,783   --         1,785,783
   Hungary                               --      5,100,546   --         5,100,546
   India                            550,230    786,862,573   --       787,412,803
   Indonesia                      2,748,839    201,851,117   --       204,599,956
   Malaysia                         196,452    227,052,022   --       227,248,474
   Mexico                       167,265,561             --   --       167,265,561
   Philippines                           --     94,106,745   --        94,106,745
   Poland                                --    113,153,194   --       113,153,194
   South Africa                   7,878,524    445,058,927   --       452,937,451
   South Korea                           --    796,728,147   --       796,728,147
   Taiwan                                --    955,743,249   --       955,743,249
   Thailand                     225,865,208        649,648   --       226,514,856
   Turkey                                --     94,687,850   --        94,687,850
Preferred Stocks
   Brazil                           189,912     94,498,237   --        94,688,149
   Chile                                 --      3,309,481   --         3,309,481
   Colombia                       2,781,766             --   --         2,781,766
   India                            137,249             --   --           137,249
Rights/Warrants
   Brazil                                --         85,960   --            85,960
   Indonesia                             --         18,482   --            18,482
   Malaysia                              --          5,706   --             5,706
   South Korea                           --          2,283   --             2,283
   Taiwan                                --         47,747   --            47,747
   Thailand                              --          1,539   --             1,539
   Turkey                                --        206,052   --           206,052
Securities Lending Collateral            --    551,268,174   --       551,268,174
Futures Contracts**               1,426,158             --   --         1,426,158
                               ------------ --------------   --    --------------
TOTAL                          $462,702,561 $5,834,345,323   --    $6,297,047,884
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2017
                                  (UNAUDITED)

                                                                            SHARES      VALUE+
                                                                           --------- ------------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (15.7%)
*   1-800-Flowers.com, Inc. Class A                                           44,330 $    398,970
    Aaron's, Inc.                                                              4,830      149,440
*   Adient P.L.C.                                                             22,979    1,458,937
#*  Arctic Cat, Inc.                                                           3,436       64,597
#*  Ascent Capital Group, Inc. Class A                                         8,450      130,890
#   Autoliv, Inc.                                                              9,404    1,087,667
#*  AV Homes, Inc.                                                             3,852       67,988
*   Ballantyne Strong, Inc.                                                    9,030       65,468
*   Barnes & Noble Education, Inc.                                             7,710       77,485
    Barnes & Noble, Inc.                                                      12,200      124,440
    Bassett Furniture Industries, Inc.                                         2,900       81,780
    Beasley Broadcast Group, Inc. Class A                                      9,471       71,033
#*  Beazer Homes USA, Inc.                                                     4,326       61,689
*   Belmond, Ltd. Class A                                                     75,198    1,041,492
    Best Buy Co., Inc.                                                       197,800    8,806,056
    Big 5 Sporting Goods Corp.                                                 8,501      130,915
*   Biglari Holdings, Inc.                                                         8        3,546
#*  BJ's Restaurants, Inc.                                                    25,971      923,269
#   Bob Evans Farms, Inc.                                                     32,778    1,849,663
*   Build-A-Bear Workshop, Inc.                                               25,874      310,488
*   Cabela's, Inc.                                                            53,051    2,965,020
    Caleres, Inc.                                                             74,697    2,296,933
    Callaway Golf Co.                                                         38,543      436,692
*   Cambium Learning Group, Inc.                                              37,733      190,174
    Canterbury Park Holding Corp.                                              2,755       27,688
#   Carnival Corp.                                                           489,649   27,116,762
#   Carriage Services, Inc.                                                   20,916      542,770
*   Cavco Industries, Inc.                                                     7,600      746,700
    CBS Corp. Class A                                                         23,484    1,544,543
#*  Charter Communications, Inc. Class A                                     339,394  109,946,686
*   Christopher & Banks Corp.                                                 56,231       75,350
#   Churchill Downs, Inc.                                                      7,682    1,101,215
    Citi Trends, Inc.                                                          3,415       54,811
    Columbia Sportswear Co.                                                    8,634      469,431
    Comcast Corp. Class A                                                  3,610,797  272,326,310
*   Conn's, Inc.                                                              25,450      268,497
    Core-Mark Holding Co., Inc.                                               96,236    3,361,523
    CSS Industries, Inc.                                                      10,852      267,176
    CST Brands, Inc.                                                          50,181    2,417,721
    Culp, Inc.                                                                10,036      323,159
*   Delta Apparel, Inc.                                                        7,532      141,150
    Destination Maternity Corp.                                                  200        1,132
    DeVry Education Group, Inc.                                                8,757      293,359
#   Dillard's, Inc. Class A                                                  120,300    6,789,732
*   Discovery Communications, Inc. Class B                                     3,762      104,772
*   Discovery Communications, Inc. Class C                                     3,762      104,245
*   Dixie Group, Inc. (The)                                                   11,800       41,300
#*  Dorman Products, Inc.                                                     12,311      849,705
    Dover Motorsports, Inc.                                                   15,098       33,971
    DR Horton, Inc.                                                          208,125    6,225,019
    Educational Development Corp.                                              1,679       12,509

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES     VALUE+
                                                                           --------- -----------
Consumer Discretionary -- (Continued)
#*  Eldorado Resorts, Inc.                                                    18,512 $   286,936
    Escalade, Inc.                                                               277       3,656
#*  EW Scripps Co. (The) Class A                                              81,265   1,583,042
#   Flanigan's Enterprises, Inc.                                                 865      20,976
    Flexsteel Industries, Inc.                                                 2,068     105,178
    Ford Motor Co.                                                         2,580,303  31,892,545
#   Fred's, Inc. Class A                                                      47,275     688,797
*   FTD Cos., Inc.                                                            24,893     572,041
#*  G-III Apparel Group, Ltd.                                                 22,788     598,413
#   GameStop Corp. Class A                                                   104,752   2,565,376
    Gaming Partners International Corp.                                          500       5,925
    Gannett Co., Inc.                                                         59,819     575,459
    General Motors Co.                                                     1,063,145  38,921,738
#*  Genesco, Inc.                                                              7,056     424,771
    Graham Holdings Co. Class B                                                5,780   3,002,999
*   Gray Television, Inc.                                                     46,874     555,457
#   Group 1 Automotive, Inc.                                                  57,936   4,680,649
    Harte-Hanks, Inc.                                                         55,608      86,748
#   Haverty Furniture Cos., Inc.                                              33,479     729,842
*   Helen of Troy, Ltd.                                                       64,389   6,007,494
    Hooker Furniture Corp.                                                    14,814     491,825
*   Hyatt Hotels Corp. Class A                                                14,601     798,821
*   Iconix Brand Group, Inc.                                                  65,319     672,133
    International Speedway Corp. Class A                                      24,844     910,533
*   J Alexander's Holdings, Inc.                                               2,666      26,660
*   JAKKS Pacific, Inc.                                                       13,103      66,825
#*  JC Penney Co., Inc.                                                       85,215     566,680
    Johnson Outdoors, Inc. Class A                                            15,588     537,474
#   KB Home                                                                   30,800     504,504
#   Kohl's Corp.                                                              14,353     571,680
    La-Z-Boy, Inc.                                                            56,332   1,611,095
*   Lakeland Industries, Inc.                                                 11,757     127,563
#*  Lands' End, Inc.                                                          21,056     323,210
    Lennar Corp. Class A                                                     224,100  10,006,065
    Lennar Corp. Class B                                                       7,868     282,933
*   Liberty Broadband Corp. Class A                                           24,095   2,016,270
*   Liberty Broadband Corp. Class B                                            1,905     160,639
#*  Liberty Broadband Corp. Class C                                           67,601   5,769,069
*   Liberty Expedia Holdings, Inc. Class A                                    80,904   3,560,585
#*  Liberty Expedia Holdings, Inc. Class B                                     3,457     152,004
*   Liberty Interactive Corp., QVC Group Class A                             882,463  16,925,640
#*  Liberty Interactive Corp., QVC Group Class B                              35,706     683,056
*   Liberty Media Corp.-Liberty Braves Class A                                 9,638     192,278
#*  Liberty Media Corp.-Liberty Braves Class B                                   762      16,311
*   Liberty Media Corp.-Liberty Braves Class C                                20,801     415,604
#*  Liberty Media Corp.-Liberty Formula One Class A                           24,095     698,273
#*  Liberty Media Corp.-Liberty Formula One Class B                            1,905      58,045
#*  Liberty Media Corp.-Liberty Formula One Class C                           52,002   1,494,537
*   Liberty Media Corp.-Liberty SiriusXM Class A                              96,383   3,492,920
#*  Liberty Media Corp.-Liberty SiriusXM Class B                               7,622     272,868
*   Liberty Media Corp.-Liberty SiriusXM Class C                             208,010   7,465,479
*   Liberty TripAdvisor Holdings, Inc. Class A                                76,802   1,378,596
*   Liberty TripAdvisor Holdings, Inc. Class B                                 3,570      69,704

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  SHARES    VALUE+
                                                                                  ------- -----------
Consumer Discretionary -- (Continued)
*          Liberty Ventures Series A                                              121,356 $ 5,297,189
#*         Liberty Ventures Series B                                                5,186     228,884
           Lifetime Brands, Inc.                                                   16,431     245,643
#          Lions Gate Entertainment Corp. Class A                                   4,691     134,960
#*         Lions Gate Entertainment Corp. Class B                                   4,691     125,672
#          Lithia Motors, Inc. Class A                                             34,933   3,602,291
*          Luby's, Inc.                                                            32,226     118,269
*          M/I Homes, Inc.                                                         37,930     953,560
*          Madison Square Garden Co. (The) Class A                                  9,852   1,730,701
           Marcus Corp. (The)                                                      18,899     560,355
*          MarineMax, Inc.                                                         29,164     625,568
#          Marriott Vacations Worldwide Corp.                                       2,531     218,881
#*         McClatchy Co. (The) Class A                                              6,060      69,932
(degrees)* Media General, Inc.                                                     25,196       7,808
#          Meredith Corp.                                                          32,676   2,003,039
*          Meritage Homes Corp.                                                    28,156   1,034,733
*          MGM Resorts International                                              227,871   6,562,685
*          Modine Manufacturing Co.                                                14,650     199,240
*          Mohawk Industries, Inc.                                                 98,740  21,312,042
*          Monarch Casino & Resort, Inc.                                            1,103      26,207
#*         Motorcar Parts of America, Inc.                                         13,074     342,931
           Movado Group, Inc.                                                      21,998     597,246
*          MSG Networks, Inc. Class A                                              29,558     685,746
*          Murphy USA, Inc.                                                        30,778   1,960,559
#          NACCO Industries, Inc. Class A                                           6,832     503,860
*          New York & Co., Inc.                                                     6,926      15,029
#          Newell Brands, Inc.                                                    209,562   9,918,569
           News Corp. Class A                                                     402,247   4,943,616
#          News Corp. Class B                                                      99,903   1,263,773
           Nexstar Media Group, Inc.                                                3,146     205,748
           Office Depot, Inc.                                                     181,609     808,160
#          Penske Automotive Group, Inc.                                           43,845   2,383,414
*          Perry Ellis International, Inc.                                         19,169     452,197
           PulteGroup, Inc.                                                       143,221   3,080,684
           PVH Corp.                                                               31,964   2,998,543
           RCI Hospitality Holdings, Inc.                                          12,026     211,056
*          Red Robin Gourmet Burgers, Inc.                                         31,175   1,482,371
*          Regis Corp.                                                             49,623     690,752
#          Rent-A-Center, Inc.                                                     76,435     684,858
           Rocky Brands, Inc.                                                       8,729     110,422
#          Royal Caribbean Cruises, Ltd.                                          322,500  30,195,675
*          Ruby Tuesday, Inc.                                                      17,500      34,300
           Saga Communications, Inc. Class A                                        8,693     437,258
           Salem Media Group, Inc.                                                 10,922      66,624
           Scholastic Corp.                                                        30,900   1,414,602
*          Sequential Brands Group, Inc.                                               70         324
*          Shiloh Industries, Inc.                                                 15,461     185,377
           Shoe Carnival, Inc.                                                     33,450     855,316
           Spartan Motors, Inc.                                                    16,820     132,878
           Speedway Motorsports, Inc.                                              16,132     346,677
           Standard Motor Products, Inc.                                           37,342   1,862,246
           Staples, Inc.                                                          426,509   3,923,883
*          Stoneridge, Inc.                                                        19,361     317,714

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CONTINUED


                                                                            SHARES      VALUE+
                                                                           --------- ------------
Consumer Discretionary -- (Continued)
    Strattec Security Corp.                                                    5,224 $    160,899
    Superior Industries International, Inc.                                   23,275      536,489
    Superior Uniform Group, Inc.                                              17,956      305,611
#   Tailored Brands, Inc.                                                     15,981      339,596
*   Tandy Leather Factory, Inc.                                                9,974       77,299
    TEGNA, Inc.                                                              119,639    2,740,929
    Time Warner, Inc.                                                      1,534,860  148,651,191
    Time, Inc.                                                               191,857    3,693,247
#*  Toll Brothers, Inc.                                                      179,799    5,638,497
*   Trans World Entertainment Corp.                                            5,781       15,898
#*  Tuesday Morning Corp.                                                     60,500      260,150
    Twenty-First Century Fox, Inc. Class A                                 1,287,383   40,398,079
    Twenty-First Century Fox, Inc. Class B                                   550,972   17,085,642
*   UCP, Inc. Class A                                                          7,837       88,950
*   Unifi, Inc.                                                               43,422    1,167,618
*   Universal Electronics, Inc.                                                3,206      190,757
*   Vista Outdoor, Inc.                                                       77,610    2,235,944
*   VOXX International Corp.                                                   3,750       15,750
    Walt Disney Co. (The)                                                     26,220    2,901,243
#   Wendy's Co. (The)                                                        242,704    3,283,785
*   West Marine, Inc.                                                         26,468      245,358
    Whirlpool Corp.                                                           30,049    5,255,270
                                                                                     ------------
Total Consumer Discretionary                                                          967,068,058
                                                                                     ------------
Consumer Staples -- (8.2%)
#   Alico, Inc.                                                                  960       25,872
#*  Alliance One International, Inc.                                           3,508       58,408
    Andersons, Inc. (The)                                                     23,660      893,165
    Archer-Daniels-Midland Co.                                               813,476   36,004,448
    Bunge, Ltd.                                                              121,368    8,399,879
*   CCA Industries, Inc.                                                       8,323       21,640
*   Central Garden & Pet Co.                                                  25,184      827,294
*   Central Garden & Pet Co. Class A                                          48,121    1,481,164
    Constellation Brands, Inc. Class A                                        28,408    4,254,382
    Constellation Brands, Inc. Class B                                        12,615    1,908,397
#*  Craft Brew Alliance, Inc.                                                  9,754      148,261
    CVS Health Corp.                                                       1,510,745  119,061,813
    Fresh Del Monte Produce, Inc.                                             39,437    2,257,768
#*  Hain Celestial Group, Inc. (The)                                          87,292    3,453,272
    Ingles Markets, Inc. Class A                                              11,437      517,524
    Ingredion, Inc.                                                           62,117    7,962,778
    JM Smucker Co. (The)                                                     108,204   14,699,513
    John B. Sanfilippo & Son, Inc.                                            10,428      686,058
    Kraft Heinz Co. (The)                                                    176,768   15,783,615
*   Landec Corp.                                                              37,056      466,906
    Mannatech, Inc.                                                              717       14,232
#   MGP Ingredients, Inc.                                                      4,188      177,529
#   Molson Coors Brewing Co. Class A                                           1,908      183,740
    Molson Coors Brewing Co. Class B                                         186,550   18,005,806
    Mondelez International, Inc. Class A                                   2,081,099   92,151,064
    Nutraceutical International Corp.                                         14,615      489,603
    Oil-Dri Corp. of America                                                   5,047      169,832
*   Omega Protein Corp.                                                       25,852      645,007

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CONTINUED


                                                                            SHARES      VALUE+
                                                                           --------- ------------
Consumer Staples -- (Continued)
#*  Post Holdings, Inc.                                                       50,201 $  4,200,820
    Reynolds American, Inc.                                                  188,277   11,321,096
#   Sanderson Farms, Inc.                                                     16,100    1,465,100
*   Seaboard Corp.                                                             1,812    6,976,200
*   Seneca Foods Corp. Class A                                                 6,301      225,891
*   Seneca Foods Corp. Class B                                                   300       11,565
#   Snyder's-Lance, Inc.                                                      32,153    1,234,032
    SpartanNash Co.                                                           34,281    1,297,879
#   Spectrum Brands Holdings, Inc.                                            31,986    4,266,613
#*  TreeHouse Foods, Inc.                                                     24,190    1,835,537
    Tyson Foods, Inc. Class A                                                405,030   25,431,834
#   Universal Corp.                                                           22,290    1,515,720
    Wal-Mart Stores, Inc.                                                    972,881   64,930,078
    Walgreens Boots Alliance, Inc.                                           578,187   47,376,643
    Weis Markets, Inc.                                                        11,602      689,623
                                                                                     ------------
Total Consumer Staples                                                                503,527,601
                                                                                     ------------
Energy -- (12.6%)
    Adams Resources & Energy, Inc.                                             6,004      232,655
    Alon USA Energy, Inc.                                                     33,484      377,030
    Anadarko Petroleum Corp.                                                 258,932   18,003,542
    Apache Corp.                                                              15,708      939,653
    Archrock, Inc.                                                            69,200    1,010,320
    Baker Hughes, Inc.                                                       127,976    8,072,726
*   Barnwell Industries, Inc.                                                  7,870       13,182
#   Bristow Group, Inc.                                                       37,360      659,778
#*  California Resources Corp.                                                 2,132       45,667
#*  Callon Petroleum Co.                                                      13,214      201,910
    Chevron Corp.                                                          1,124,251  125,185,349
#*  Cloud Peak Energy, Inc.                                                   33,115      188,424
    ConocoPhillips                                                         1,601,249   78,076,901
*   Dawson Geophysical Co.                                                    29,011      229,767
    Delek US Holdings, Inc.                                                   52,256    1,170,534
    EOG Resources, Inc.                                                       74,157    7,532,868
*   Era Group, Inc.                                                           24,458      383,012
*   Exterran Corp.                                                            34,600    1,073,292
    Exxon Mobil Corp.                                                      2,493,606  209,188,607
    Green Plains, Inc.                                                        26,534      597,015
    Gulf Island Fabrication, Inc.                                             15,018      208,750
#*  Gulfmark Offshore, Inc. Class A                                           17,250       29,325
*   Helix Energy Solutions Group, Inc.                                       103,010      873,525
#   Helmerich & Payne, Inc.                                                  108,670    7,732,957
#   Hess Corp.                                                               165,152    8,947,935
#   HollyFrontier Corp.                                                       32,210      933,124
*   Hornbeck Offshore Services, Inc.                                           6,900       50,025
*   International Seaways, Inc.                                                   12          209
    Kinder Morgan, Inc.                                                      303,244    6,774,471
    Marathon Oil Corp.                                                       467,019    7,822,568
    Marathon Petroleum Corp.                                                 903,936   43,434,125
*   Matrix Service Co.                                                        15,423      345,475
#   Murphy Oil Corp.                                                         108,993    3,150,988
    Nabors Industries, Ltd.                                                  181,974    2,957,077
#   National Oilwell Varco, Inc.                                             213,118    8,057,992

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CONTINUED


                                                                           SHARES     VALUE+
                                                                           ------- ------------
Energy -- (Continued)
*   Natural Gas Services Group, Inc.                                        15,026 $    431,246
*   Newpark Resources, Inc.                                                 97,395      735,332
    Noble Energy, Inc.                                                     133,794    5,319,649
    Occidental Petroleum Corp.                                             193,548   13,116,748
*   Parker Drilling Co.                                                    103,773      264,621
#   Patterson-UTI Energy, Inc.                                             152,325    4,271,193
#*  PDC Energy, Inc.                                                        24,103    1,782,176
*   PHI, Inc. Non-Voting                                                    15,570      246,785
*   PHI, Inc. Voting                                                         1,099       17,166
    Phillips 66                                                            883,414   72,104,251
*   Pioneer Energy Services Corp.                                           74,262      467,851
    Pioneer Natural Resources Co.                                           88,400   15,932,332
*   QEP Resources, Inc.                                                     33,043      576,270
#*  Renewable Energy Group, Inc.                                             2,882       25,073
#*  REX American Resources Corp.                                             4,050      336,272
#*  Rowan Cos. P.L.C. Class A                                              118,378    2,121,334
    Schlumberger, Ltd.                                                     603,242   50,497,388
*   SEACOR Holdings, Inc.                                                   20,471    1,506,051
    SemGroup Corp. Class A                                                   4,727      187,662
#   Ship Finance International, Ltd.                                        12,481      187,215
    Superior Energy Services, Inc.                                          75,686    1,337,372
#*  Tesco Corp.                                                              3,745       32,207
    Tesoro Corp.                                                           168,807   13,648,046
#*  Unit Corp.                                                              52,140    1,355,640
    Valero Energy Corp.                                                    605,899   39,843,918
    Western Refining, Inc.                                                  47,810    1,673,828
*   Whiting Petroleum Corp.                                                 16,007      177,518
                                                                                   ------------
Total Energy                                                                        772,695,922
                                                                                   ------------
Financials -- (22.1%)
    1st Source Corp.                                                        45,305    2,043,709
    Aflac, Inc.                                                            130,228    9,114,658
*   Alleghany Corp.                                                          3,115    1,905,041
    Allied World Assurance Co. Holdings AG                                  76,431    4,060,779
    Allstate Corp. (The)                                                   211,174   15,882,397
    American Equity Investment Life Holding Co.                             88,700    2,093,320
    American Financial Group, Inc.                                         173,596   14,958,767
    American International Group, Inc.                                     838,781   53,900,067
    American National Insurance Co.                                         23,302    2,716,780
#   AmeriServ Financial, Inc.                                               33,075      130,646
*   Arch Capital Group, Ltd.                                                 3,094      273,355
    Argo Group International Holdings, Ltd.                                 51,636    3,302,122
    Aspen Insurance Holdings, Ltd.                                         102,623    5,787,937
    Associated Banc-Corp                                                    31,434      795,280
    Assurant, Inc.                                                          65,820    6,393,097
    Assured Guaranty, Ltd.                                                 122,989    4,785,502
*   Asta Funding, Inc.                                                       7,527       76,775
    Astoria Financial Corp.                                                 19,344      365,795
*   Atlanticus Holdings Corp.                                               19,218       54,579
    Axis Capital Holdings, Ltd.                                              8,510      544,725
    Baldwin & Lyons, Inc. Class A                                              300        7,296
    Baldwin & Lyons, Inc. Class B                                            6,556      157,344
*   Bancorp, Inc. (The)                                                        459        2,749

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
                                                                            SHARES      VALUE+
                                                                           --------- ------------
Financials -- (Continued)
    Bank Mutual Corp.                                                         14,475 $    138,236
    Bank of America Corp.                                                  5,636,194  127,603,432
    Bank of New York Mellon Corp. (The)                                      671,211   30,023,268
    BankFinancial Corp.                                                       21,475      289,268
    Bar Harbor Bankshares                                                      1,822       78,947
    BB&T Corp.                                                               142,893    6,600,228
    BCB Bancorp, Inc.                                                          1,059       14,349
    Berkshire Hills Bancorp, Inc.                                             30,747    1,088,444
    Capital City Bank Group, Inc.                                             15,389      318,398
    Capital One Financial Corp.                                              373,787   32,665,246
*   Cascade Bancorp                                                           15,799      125,918
    Cathay General Bancorp                                                    17,730      646,081
    CenterState Banks, Inc.                                                      747       18,219
    Century Bancorp, Inc. Class A                                                495       29,849
    Chubb, Ltd.                                                              111,887   14,712,022
    Cincinnati Financial Corp.                                                12,284      867,005
    CIT Group, Inc.                                                           45,907    1,890,909
    Citigroup, Inc.                                                        1,870,326  104,420,301
    Citizens Community Bancorp, Inc.                                          10,355      129,023
    CME Group, Inc.                                                          381,507   46,192,868
    CNA Financial Corp.                                                      200,051    8,332,124
    CNO Financial Group, Inc.                                                301,264    5,696,902
    Codorus Valley Bancorp, Inc.                                                 144        3,696
    Comerica, Inc.                                                            16,431    1,109,585
    Community West Bancshares                                                    400        4,060
*   Consumer Portfolio Services, Inc.                                         30,005      143,424
#*  Cowen Group, Inc. Class A                                                  3,989       59,835
    Donegal Group, Inc. Class A                                               13,586      223,761
    Donegal Group, Inc. Class B                                                  300        4,883
*   E*TRADE Financial Corp.                                                   89,699    3,359,228
    Eastern Virginia Bankshares, Inc.                                            307        3,070
    EMC Insurance Group, Inc.                                                 27,511      801,946
    Endurance Specialty Holdings, Ltd.                                        94,576    8,766,249
    Enterprise Financial Services Corp.                                        3,235      134,738
    ESSA Bancorp, Inc.                                                         8,217      130,075
    Evans Bancorp, Inc.                                                        1,681       62,029
    Everest Re Group, Ltd.                                                    34,913    7,678,416
    Farmers Capital Bank Corp.                                                   302       11,219
    FBL Financial Group, Inc. Class A                                         24,660    1,721,268
    Federal Agricultural Mortgage Corp. Class A                                  177       10,620
    Federal Agricultural Mortgage Corp. Class C                                9,200      512,072
    Federated National Holding Co.                                            13,665      250,616
    Fidelity Southern Corp.                                                    7,213      167,702
    Fifth Third Bancorp                                                       92,166    2,405,533
*   First Acceptance Corp.                                                    27,347       43,482
    First American Financial Corp.                                            61,982    2,329,284
#   First Bancorp                                                             16,138      472,359
    First Business Financial Services, Inc.                                      964       23,358
    First Citizens BancShares, Inc. Class A                                    8,627    3,163,866
#   First Commonwealth Financial Corp.                                        30,547      431,324
    First Community Bancshares, Inc.                                             183        5,325
    First Defiance Financial Corp.                                            10,880      527,245
    First Financial Northwest, Inc.                                           25,371      526,448

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
                                                                            SHARES      VALUE+
                                                                           --------- ------------
Financials -- (Continued)
    First Merchants Corp.                                                     41,623 $  1,595,410
    First Midwest Bancorp, Inc.                                                7,168      174,039
    First South Bancorp, Inc.                                                  2,278       28,224
#   FNB Corp.                                                                 63,117      942,968
*   FNFV Group                                                                15,438      200,694
*   Genworth Financial, Inc. Class A                                          34,964      117,479
#   German American Bancorp, Inc.                                              4,179      200,550
*   Global Indemnity, Ltd.                                                     8,282      327,222
    Goldman Sachs Group, Inc. (The)                                          209,155   47,963,425
    Great Southern Bancorp, Inc.                                               1,616       80,881
    Great Western Bancorp, Inc.                                                  260       11,115
    Guaranty Federal Bancshares, Inc.                                          1,684       34,354
*   Hallmark Financial Services, Inc.                                         20,834      227,924
    Hanover Insurance Group, Inc. (The)                                       88,829    7,456,306
    Hartford Financial Services Group, Inc. (The)                            320,787   15,625,535
    Heartland Financial USA, Inc.                                                465       21,762
    Hilltop Holdings, Inc.                                                    26,171      716,562
    Hingham Institution for Savings                                              331       64,012
*   HMN Financial, Inc.                                                        3,456       63,072
    Home Bancorp, Inc.                                                           719       25,575
    HopFed Bancorp, Inc.                                                       6,781       96,222
    Horace Mann Educators Corp.                                               58,206    2,406,818
    Huntington Bancshares, Inc.                                               70,847      958,560
    Iberiabank Corp.                                                             697       57,259
    Independence Holding Co.                                                  13,333      265,327
    Infinity Property & Casualty Corp.                                        15,800    1,372,230
    International Bancshares Corp.                                               800       29,680
    Investment Technology Group, Inc.                                         23,677      476,381
    Investors Title Co.                                                        1,169      142,057
    Janus Capital Group, Inc.                                                 24,840      310,500
    JPMorgan Chase & Co.                                                   2,695,925  228,156,133
#   Kemper Corp.                                                              46,361    2,002,795
    Kentucky First Federal Bancorp                                             2,400       22,800
    KeyCorp                                                                  526,210    9,455,994
    Lakeland Bancorp, Inc.                                                     8,740      162,127
    Landmark Bancorp, Inc.                                                     2,277       69,449
#   Legg Mason, Inc.                                                          43,400    1,375,346
    Lincoln National Corp.                                                   134,595    9,086,508
    Loews Corp.                                                              243,798   11,356,111
    M&T Bank Corp.                                                             4,241      689,459
    Macatawa Bank Corp.                                                       15,191      155,252
    Mackinac Financial Corp.                                                   6,893       91,539
    Maiden Holdings, Ltd.                                                      5,792      102,808
    MainSource Financial Group, Inc.                                          45,000    1,478,700
*   Markel Corp.                                                                 101       93,425
    Marlin Business Services Corp.                                            14,241      326,831
    MB Financial, Inc.                                                        19,678      876,261
#*  MBIA, Inc.                                                                82,267      839,123
    MBT Financial Corp.                                                        9,396      101,477
    Mercantile Bank Corp.                                                      4,422      142,831
    Meta Financial Group, Inc.                                                 1,083       95,142
    MetLife, Inc.                                                            958,812   52,168,961
    MidWestOne Financial Group, Inc.                                             346       12,217

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
                                                                            SHARES     VALUE+
                                                                           --------- -----------
Financials -- (Continued)
    Morgan Stanley                                                         1,036,923 $44,058,858
    MutualFirst Financial, Inc.                                                2,300      71,875
    Nasdaq, Inc.                                                              42,129   2,971,780
    National Western Life Group, Inc. Class A                                    900     263,835
    Navigators Group, Inc. (The)                                               7,370     413,826
#   New York Community Bancorp, Inc.                                          52,185     792,690
*   NewStar Financial, Inc.                                                   41,166     365,554
    Northrim BanCorp, Inc.                                                     5,734     161,986
    OFG Bancorp                                                               30,191     400,031
    Old Republic International Corp.                                         172,923   3,596,798
    Oppenheimer Holdings, Inc. Class A                                         3,097      52,959
    PacWest Bancorp                                                            1,076      59,610
    Park Sterling Corp.                                                          992      11,606
#   People's United Financial, Inc.                                           68,700   1,288,125
    Peoples Bancorp of North Carolina, Inc.                                      250       6,500
    Peoples Bancorp, Inc.                                                     15,923     494,409
*   PHH Corp.                                                                 54,576     795,718
*   Piper Jaffray Cos.                                                           312      21,996
    PNC Financial Services Group, Inc. (The)                                 170,790  20,573,363
    Popular, Inc.                                                             56,536   2,511,895
    Premier Financial Bancorp, Inc.                                            4,877      89,347
#   Principal Financial Group, Inc.                                          218,754  12,488,666
    Provident Financial Holdings, Inc.                                           544      10,080
#   Provident Financial Services, Inc.                                        21,059     557,432
    Prudential Financial, Inc.                                               497,625  52,305,364
    Radian Group, Inc.                                                       161,945   2,979,788
    Regions Financial Corp.                                                1,302,555  18,769,818
    Reinsurance Group of America, Inc.                                       169,166  21,225,258
    RenaissanceRe Holdings, Ltd.                                              12,667   1,726,765
    Renasant Corp.                                                            42,102   1,675,660
#*  Republic First Bancorp, Inc.                                               2,174      16,414
    Riverview Bancorp, Inc.                                                    1,682      12,901
    Safety Insurance Group, Inc.                                              26,197   1,878,325
    Sandy Spring Bancorp, Inc.                                                 9,125     373,851
*   Select Bancorp, Inc.                                                         600       6,198
#   Selective Insurance Group, Inc.                                           45,200   1,884,840
    SI Financial Group, Inc.                                                   5,661      85,198
    South State Corp.                                                          5,283     472,300
*   Southern First Bancshares, Inc.                                            1,216      43,046
    Southwest Bancorp, Inc.                                                   16,974     470,180
    State Auto Financial Corp.                                                15,100     381,426
    State Street Corp.                                                         4,112     313,334
    Sterling Bancorp                                                          70,552   1,682,665
    Stewart Information Services Corp.                                        12,271     535,997
    Suffolk Bancorp                                                              205       8,491
    SunTrust Banks, Inc.                                                     255,532  14,519,328
    Synchrony Financial                                                      544,549  19,505,745
#   Synovus Financial Corp.                                                   22,796     950,137
    Timberland Bancorp, Inc.                                                   2,500      52,275
    Tiptree, Inc.                                                             37,071     242,815
    Torchmark Corp.                                                            7,000     514,780
    Travelers Cos., Inc. (The)                                               153,509  18,080,290
    Trico Bancshares                                                             854      31,487

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
                                                                            SHARES       VALUE+
                                                                           --------- --------------
Financials -- (Continued)
#   Trustmark Corp.                                                            4,194 $      141,002
    Umpqua Holdings Corp.                                                     34,932        639,605
*   Unico American Corp.                                                       1,900         19,380
    Union Bankshares Corp.                                                    37,042      1,361,664
#   United Bankshares, Inc.                                                   12,121        543,021
    United Financial Bancorp, Inc.                                             9,193        165,934
    United Fire Group, Inc.                                                   24,429      1,153,049
*   United Security Bancshares                                                   436          3,444
    Unity Bancorp, Inc.                                                        3,999         65,784
    Univest Corp. of Pennsylvania                                                156          4,391
    Unum Group                                                               517,445     23,507,526
    Validus Holdings, Ltd.                                                     8,958        510,606
#   Valley National Bancorp                                                      768          9,300
    Voya Financial, Inc.                                                      14,373        578,082
    Washington Federal, Inc.                                                  97,887      3,215,588
    Waterstone Financial, Inc.                                                 1,426         25,811
    Wells Fargo & Co.                                                      2,007,721    113,094,924
    WesBanco, Inc.                                                            31,678      1,314,637
    West Bancorporation, Inc.                                                  2,744         62,563
    Western New England Bancorp, Inc.                                         11,698        113,471
    Wintrust Financial Corp.                                                  24,224      1,734,438
#   WR Berkley Corp.                                                           5,305        356,549
    XL Group, Ltd.                                                           240,766      9,045,579
#   Zions Bancorporation                                                      53,325      2,249,782
                                                                                     --------------
Total Financials                                                                      1,359,893,650
                                                                                     --------------
Health Care -- (10.5%)
    Abbott Laboratories                                                      694,726     29,018,705
    Aceto Corp.                                                               31,686        604,886
*   Addus HomeCare Corp.                                                       2,044         69,803
    Aetna, Inc.                                                              558,462     66,239,178
*   Albany Molecular Research, Inc.                                           24,874        457,682
*   Alere, Inc.                                                               45,800      1,694,600
*   Allergan P.L.C.                                                          105,649     23,125,510
    Analogic Corp.                                                             2,988        232,018
*   AngioDynamics, Inc.                                                       14,354        231,028
*   Anika Therapeutics, Inc.                                                  14,671        741,472
    Anthem, Inc.                                                             504,640     77,785,210
#*  Aptevo Therapeutics, Inc.                                                  4,339          8,635
*   Arrhythmia Research Technology, Inc.                                       1,200          5,052
    Baxter International, Inc.                                                27,380      1,311,776
    Cigna Corp.                                                               42,954      6,280,734
    CONMED Corp.                                                              43,239      1,928,027
#   Cooper Cos., Inc. (The)                                                   13,956      2,576,417
#*  Cross Country Healthcare, Inc.                                             7,595        109,900
    CryoLife, Inc.                                                            17,502        332,538
#*  Cumberland Pharmaceuticals, Inc.                                          23,319        143,645
*   Cutera, Inc.                                                               1,289         23,846
#*  Cynosure, Inc. Class A                                                     8,077        431,312
    Danaher Corp.                                                            338,041     28,368,401
    Digirad Corp.                                                             26,711        134,890
#*  Emergent BioSolutions, Inc.                                                8,678        262,683
#*  Envision Healthcare Corp.                                                 30,743      2,090,524

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                   SHARES      VALUE+
                                                                                  --------- ------------
Health Care -- (Continued)
*          Enzo Biochem, Inc.                                                        41,397 $    276,532
*          Exactech, Inc.                                                             3,390       83,563
*          Express Scripts Holding Co.                                              493,239   33,974,302
*          Five Star Quality Care, Inc.                                               6,065       17,285
*          Harvard Bioscience, Inc.                                                  32,107       96,321
           Humana, Inc.                                                             236,814   47,007,579
*          Impax Laboratories, Inc.                                                   4,700       61,805
*          Integer Holdings Corp.                                                    41,672    1,350,173
#          Invacare Corp.                                                             7,330       84,295
           Kewaunee Scientific Corp.                                                  1,631       41,346
           Kindred Healthcare, Inc.                                                  22,803      151,640
           LeMaitre Vascular, Inc.                                                    5,100      115,821
*          LHC Group, Inc.                                                            1,418       71,084
*          LifePoint Health, Inc.                                                    82,208    4,879,045
*          Magellan Health, Inc.                                                     17,899    1,341,530
(degrees)* MedCath Corp.                                                             29,240           --
           Medtronic P.L.C.                                                         764,960   58,152,259
*          Merit Medical Systems, Inc.                                               13,395      340,233
#*         Molina Healthcare, Inc.                                                   24,941    1,414,653
*          Mylan NV                                                                   6,181      235,187
           National HealthCare Corp.                                                  6,484      485,327
*          Natus Medical, Inc.                                                       15,698      613,007
*          Nuvectra Corp.                                                            13,890      108,064
*          Omnicell, Inc.                                                            35,405    1,271,039
           PerkinElmer, Inc.                                                         76,500    4,069,035
           Pfizer, Inc.                                                           4,178,729  132,591,071
*          PharMerica Corp.                                                          33,305      825,964
*          Prestige Brands Holdings, Inc.                                           111,489    5,882,160
*          RTI Surgical, Inc.                                                        73,086      237,529
#*         SciClone Pharmaceuticals, Inc.                                            13,028      132,234
#*         Select Medical Holdings Corp.                                             42,204      525,440
*          Surmodics, Inc.                                                            5,593      135,351
#          Teleflex, Inc.                                                            37,223    6,243,414
           Thermo Fisher Scientific, Inc.                                           499,520   76,121,853
*          Tivity Health, Inc.                                                       37,281      956,258
#*         Triple-S Management Corp. Class B                                         20,684      395,271
           UnitedHealth Group, Inc.                                                  89,716   14,542,964
#*         Universal American Corp.                                                  70,194      697,728
*          VCA, Inc.                                                                 69,140    6,264,084
*          WellCare Health Plans, Inc.                                               18,375    2,674,297
                                                                                            ------------
Total Health Care                                                                            648,675,215
                                                                                            ------------
Industrials -- (11.5%)
           AAR Corp.                                                                 32,906    1,052,663
           ABM Industries, Inc.                                                      64,500    2,605,155
           Acme United Corp.                                                          1,030       25,091
#          Actuant Corp. Class A                                                      4,057      106,091
*          AECOM                                                                     55,835    2,061,987
*          Aegion Corp.                                                              42,549      989,690
#*         Aerovironment, Inc.                                                       35,065      918,352
           AGCO Corp.                                                                58,973    3,703,504
*          Air Transport Services Group, Inc.                                         6,308      101,748
           Alamo Group, Inc.                                                         22,751    1,720,658

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES     VALUE+
                                                                           --------- -----------
Industrials -- (Continued)
    Alaska Air Group, Inc.                                                   105,252 $ 9,874,743
    Albany International Corp. Class A                                        20,551     975,145
    AMERCO                                                                    29,431  11,085,775
*   Ameresco, Inc. Class A                                                       981       5,101
#   American Railcar Industries, Inc.                                         20,003     890,934
#   Apogee Enterprises, Inc.                                                  36,374   2,076,228
    ArcBest Corp.                                                             12,135     383,466
    Arconic, Inc.                                                            331,751   7,560,605
    Argan, Inc.                                                                   21       1,549
    Astec Industries, Inc.                                                    22,925   1,604,291
*   Atlas Air Worldwide Holdings, Inc.                                        31,815   1,678,241
    Barnes Group, Inc.                                                        36,400   1,751,932
*   BlueLinx Holdings, Inc.                                                      681       4,481
    Brady Corp. Class A                                                       38,500   1,399,475
#   Briggs & Stratton Corp.                                                   41,033     888,775
*   CAI International, Inc.                                                   17,082     275,703
*   Casella Waste Systems, Inc. Class A                                        5,201      60,124
#   Caterpillar, Inc.                                                        107,902  10,321,905
*   CBIZ, Inc.                                                                38,149     499,752
*   CDI Corp.                                                                 26,779     230,299
    CECO Environmental Corp.                                                   3,773      49,502
#   Celadon Group, Inc.                                                       24,642     187,279
    Chicago Rivet & Machine Co.                                                  700      33,614
    CIRCOR International, Inc.                                                10,019     623,983
    Columbus McKinnon Corp.                                                   17,542     482,230
    Comfort Systems USA, Inc.                                                 44,560   1,508,356
    CompX International, Inc.                                                    500       7,300
#   Covanta Holding Corp.                                                     64,592   1,039,931
*   Covenant Transportation Group, Inc. Class A                                7,080     152,432
    CRA International, Inc.                                                    7,613     252,980
    CSX Corp.                                                              1,242,950  57,660,450
    Cummins, Inc.                                                                900     132,309
    Curtiss-Wright Corp.                                                      46,353   4,545,375
    Delta Air Lines, Inc.                                                    355,413  16,789,710
#*  DigitalGlobe, Inc.                                                        21,971     616,287
    DMC Global, Inc.                                                           1,436      22,904
    Douglas Dynamics, Inc.                                                    30,234   1,021,909
*   Ducommun, Inc.                                                            12,645     374,671
    Eastern Co. (The)                                                         10,193     201,821
    Eaton Corp. P.L.C.                                                       186,354  13,190,136
    EMCOR Group, Inc.                                                         50,540   3,522,133
    Encore Wire Corp.                                                         19,966     843,564
    EnerSys                                                                   43,239   3,370,480
*   Engility Holdings, Inc.                                                    7,988     234,288
    Ennis, Inc.                                                               31,756     536,676
    EnPro Industries, Inc.                                                    17,635   1,197,593
    ESCO Technologies, Inc.                                                   17,601   1,024,378
    Espey Manufacturing & Electronics Corp.                                    1,671      43,989
    Essendant, Inc.                                                           24,021     501,799
#*  Esterline Technologies Corp.                                              44,968   3,851,509
    Federal Signal Corp.                                                      71,923   1,117,683
    FedEx Corp.                                                              142,324  26,914,892
    Fortune Brands Home & Security, Inc.                                     123,726   6,821,014

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES     VALUE+
                                                                           --------- -----------
Industrials -- (Continued)
*   Franklin Covey Co.                                                         3,046 $    53,305
    FreightCar America, Inc.                                                   9,404     135,888
*   FTI Consulting, Inc.                                                      25,736   1,084,515
    G&K Services, Inc. Class A                                                29,714   2,854,327
#   GATX Corp.                                                                65,445   3,784,030
*   Gencor Industries, Inc.                                                   13,149     205,782
    General Electric Co.                                                   2,102,284  62,437,835
#*  Genesee & Wyoming, Inc. Class A                                            1,200      90,432
*   Gibraltar Industries, Inc.                                                24,203   1,062,512
*   GP Strategies Corp.                                                       18,583     477,583
#   Granite Construction, Inc.                                                27,179   1,525,557
*   Great Lakes Dredge & Dock Corp.                                           69,820     363,064
    Greenbrier Cos., Inc. (The)                                               22,451     982,231
#   Griffon Corp.                                                             67,323   1,713,370
#*  Hawaiian Holdings, Inc.                                                    9,193     468,383
    Heidrick & Struggles International, Inc.                                  18,234     407,530
*   Herc Holdings, Inc.                                                       18,560     921,875
*   Hertz Global Holdings, Inc.                                               55,682   1,167,652
*   Hill International, Inc.                                                  27,154     146,632
    Hurco Cos., Inc.                                                           7,910     242,046
*   Huron Consulting Group, Inc.                                               4,001     181,245
    Hyster-Yale Materials Handling, Inc.                                      12,246     753,374
*   ICF International, Inc.                                                   31,660   1,646,320
    Ingersoll-Rand P.L.C.                                                    213,109  16,910,199
*   InnerWorkings, Inc.                                                       96,587     928,201
    Insteel Industries, Inc.                                                  17,578     651,089
*   JetBlue Airways Corp.                                                    324,893   6,371,152
    Kadant, Inc.                                                               5,786     356,418
    KAR Auction Services, Inc.                                                18,100     824,455
    KBR, Inc.                                                                  3,600      61,236
    Kennametal, Inc.                                                           1,000      35,740
*   Key Technology, Inc.                                                       3,199      43,187
    Kimball International, Inc. Class B                                       31,258     522,946
    Korn/Ferry International                                                  33,148     962,949
*   Kratos Defense & Security Solutions, Inc.                                  2,711      22,339
    L3 Technologies, Inc.                                                    100,470  15,943,584
*   Lawson Products, Inc.                                                      8,847     228,695
    LB Foster Co. Class A                                                      6,682     100,230
#*  LMI Aerospace, Inc.                                                       13,807     122,468
    LS Starrett Co. (The) Class A                                              1,997      21,967
    LSI Industries, Inc.                                                      27,715     263,847
*   Lydall, Inc.                                                              14,605     890,905
    ManpowerGroup, Inc.                                                       22,886   2,184,698
    Marten Transport, Ltd.                                                    47,782   1,091,819
    Matson, Inc.                                                              62,316   2,222,189
    Matthews International Corp. Class A                                      12,387     835,503
    McGrath RentCorp                                                          17,552     671,891
*   Mercury Systems, Inc.                                                      2,055      69,295
*   MFRI, Inc.                                                                 8,900      77,875
    Miller Industries, Inc.                                                   20,099     532,624
#   Mobile Mini, Inc.                                                         54,461   1,772,706
*   Moog, Inc. Class A                                                        35,339   2,327,780
    Mueller Industries, Inc.                                                  30,912   1,244,517

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                           SHARES    VALUE+
                                                                           ------- -----------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A                                   110,013 $ 1,480,775
    Multi-Color Corp.                                                          308      23,778
*   MYR Group, Inc.                                                         19,582     753,320
    National Presto Industries, Inc.                                           571      60,754
*   Navigant Consulting, Inc.                                               12,297     303,736
*   NL Industries, Inc.                                                     42,070     252,420
#   NN, Inc.                                                                18,396     355,963
    Norfolk Southern Corp.                                                 545,229  64,042,598
    Northrop Grumman Corp.                                                  48,948  11,213,008
*   Northwest Pipe Co.                                                       6,690     128,114
*   NOW, Inc.                                                               62,737   1,333,789
*   On Assignment, Inc.                                                     53,951   2,442,901
    Orbital ATK, Inc.                                                       56,610   4,922,239
    Oshkosh Corp.                                                           14,466   1,007,268
    Owens Corning                                                          149,300   8,248,825
*   PAM Transportation Services, Inc.                                        9,249     215,594
#   Pentair P.L.C.                                                         117,934   6,914,470
    Powell Industries, Inc.                                                  7,529     289,716
    Quad/Graphics, Inc.                                                      2,390      62,594
    Quanex Building Products Corp.                                          21,431     423,262
*   Quanta Services, Inc.                                                  168,307   6,040,538
    Raytheon Co.                                                            44,355   6,394,217
    RCM Technologies, Inc.                                                  20,293     121,961
    Regal Beloit Corp.                                                      16,070   1,166,682
    Republic Services, Inc.                                                429,755  24,659,342
    Resources Connection, Inc.                                              25,955     433,449
*   Roadrunner Transportation Systems, Inc.                                    879       6,962
*   RPX Corp.                                                               13,600     147,696
*   Rush Enterprises, Inc. Class A                                          32,603   1,067,748
*   Rush Enterprises, Inc. Class B                                          18,522     569,552
    Ryder System, Inc.                                                      89,844   6,971,894
*   Saia, Inc.                                                               8,925     428,846
*   SIFCO Industries, Inc.                                                   6,623      55,964
    SkyWest, Inc.                                                           38,506   1,363,112
    Southwest Airlines Co.                                                 645,761  33,779,758
*   Sparton Corp.                                                            8,563     185,646
*   SPX FLOW, Inc.                                                          12,803     446,697
    Standex International Corp.                                             22,341   1,948,135
    Stanley Black & Decker, Inc.                                           154,919  19,209,956
    Steelcase, Inc. Class A                                                 55,469     931,879
#   Supreme Industries, Inc. Class A                                         1,433      26,310
#*  Team, Inc.                                                               6,674     224,246
    Terex Corp.                                                             27,578     876,980
    Tetra Tech, Inc.                                                        45,222   1,976,201
*   Titan Machinery, Inc.                                                    2,883      39,814
*   TRC Cos., Inc.                                                          23,870     221,991
    Trinity Industries, Inc.                                               183,814   5,062,238
    Triton International, Ltd.                                              24,053     585,450
#   Triumph Group, Inc.                                                     57,456   1,536,948
*   Tutor Perini Corp.                                                      33,844   1,008,551
#*  Twin Disc, Inc.                                                            900      14,976
*   Ultralife Corp.                                                          3,309      18,200
    UniFirst Corp.                                                          18,705   2,392,369

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES      VALUE+
                                                                           --------- ------------
Industrials -- (Continued)
    Union Pacific Corp.                                                      888,128 $ 94,656,682
*   United Continental Holdings, Inc.                                         45,113    3,179,113
    United Technologies Corp.                                                228,103   25,016,056
    Universal Forest Products, Inc.                                           31,800    3,234,378
*   USA Truck, Inc.                                                           15,105      127,637
*   Vectrus, Inc.                                                              4,069       91,715
*   Veritiv Corp.                                                              9,437      528,944
    Viad Corp.                                                                23,193    1,017,013
*   Virco Manufacturing Corp.                                                 12,601       55,444
    VSE Corp.                                                                    610       22,741
    Watts Water Technologies, Inc. Class A                                     1,534      101,244
#   Werner Enterprises, Inc.                                                  34,105      958,351
*   Wesco Aircraft Holdings, Inc.                                              6,228       94,354
*   WESCO International, Inc.                                                 11,687      826,271
*   Willdan Group, Inc.                                                        1,000       26,810
*   Willis Lease Finance Corp.                                                 6,713      171,047
*   XPO Logistics, Inc.                                                       12,216      546,544
                                                                                     ------------
Total Industrials                                                                     709,768,408
                                                                                     ------------
Information Technology -- (11.4%)
#   Activision Blizzard, Inc.                                                982,162   39,492,734
*   Actua Corp.                                                                1,184       16,931
*   Acxiom Corp.                                                               7,769      202,771
*   Agilysys, Inc.                                                            16,899      164,427
*   Alpha & Omega Semiconductor, Ltd.                                         20,661      420,451
*   ARRIS International P.L.C.                                                70,523    2,015,547
*   Arrow Electronics, Inc.                                                  182,170   13,393,138
    AstroNova, Inc.                                                            6,285       87,676
    Avnet, Inc.                                                              139,400    6,473,736
    AVX Corp.                                                                 86,630    1,403,406
*   Aware, Inc.                                                               14,326       88,821
*   Axcelis Technologies, Inc.                                                   175        2,660
*   AXT, Inc.                                                                 16,521       94,996
    Bel Fuse, Inc. Class A                                                     3,874       98,051
    Bel Fuse, Inc. Class B                                                    11,837      376,417
*   Benchmark Electronics, Inc.                                               62,063    1,899,128
    Black Box Corp.                                                           18,611      248,457
#*  Blackhawk Network Holdings, Inc.                                          25,926      925,558
*   Blucora, Inc.                                                             57,127      862,618
    Brocade Communications Systems, Inc.                                     461,513    5,755,067
    Brooks Automation, Inc.                                                   50,847      885,755
*   BSQUARE Corp.                                                              4,065       23,983
*   CACI International, Inc. Class A                                          24,830    3,049,124
*   Calix, Inc.                                                               16,027      115,394
*   Ciber, Inc.                                                               34,165       14,729
    Cisco Systems, Inc.                                                    4,601,656  141,362,872
    Cohu, Inc.                                                                28,915      381,678
*   CommerceHub, Inc. Series A                                                 5,992       88,022
*   CommerceHub, Inc. Series C                                                27,479      400,644
    Communications Systems, Inc.                                               2,923       14,820
    Computer Sciences Corp.                                                  136,993    8,520,965
    Comtech Telecommunications Corp.                                          15,569      167,055
    Concurrent Computer Corp.                                                 13,740       71,173

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CONTINUED


                                                                            SHARES      VALUE+
                                                                           --------- ------------
Information Technology -- (Continued)
*   Conduent, Inc.                                                           177,926 $  2,661,773
#   Convergys Corp.                                                          197,364    4,898,574
*   CoreLogic, Inc.                                                           96,545    3,405,142
    Corning, Inc.                                                            785,955   20,819,948
*   Cray, Inc.                                                                12,866      220,652
    CSP, Inc.                                                                  2,414       24,550
    CTS Corp.                                                                 66,936    1,439,124
*   CyberOptics Corp.                                                          3,281      118,116
#   Cypress Semiconductor Corp.                                               52,022      613,860
*   Dell Technologies, Inc. Class V                                           38,133    2,401,998
*   Digi International, Inc.                                                  25,438      331,966
*   Diodes, Inc.                                                               4,709      117,207
*   DSP Group, Inc.                                                           46,713      506,836
*   EchoStar Corp. Class A                                                    23,551    1,199,452
*   Edgewater Technology, Inc.                                                13,603       95,221
*   Electro Scientific Industries, Inc.                                        6,085       39,978
#*  Electronics for Imaging, Inc.                                             58,110    2,611,463
    Emcore Corp.                                                                 744        6,696
#*  EnerNOC, Inc.                                                              6,397       36,463
*   Entegris, Inc.                                                               300        5,625
*   ePlus, Inc.                                                                8,745      979,877
*   Exar Corp.                                                                51,341      526,245
*   Fabrinet                                                                   4,055      170,837
    Fidelity National Information Services, Inc.                             151,857   12,060,483
*   Finisar Corp.                                                             61,526    1,819,324
#*  First Solar, Inc.                                                         28,266      881,617
*   FormFactor, Inc.                                                          46,295      576,373
*   Frequency Electronics, Inc.                                               10,976      121,614
#*  GSI Technology, Inc.                                                       3,363       20,548
#*  Harmonic, Inc.                                                            22,962      121,699
    Hewlett Packard Enterprise Co.                                           993,058   22,522,555
*   IAC/InterActiveCorp                                                      125,298    8,621,755
*   ID Systems, Inc.                                                           3,917       25,304
#*  Inseego Corp.                                                             10,953       33,845
*   Insight Enterprises, Inc.                                                 42,100    1,563,173
    Intel Corp.                                                            4,593,407  169,129,246
    Intersil Corp. Class A                                                   119,798    2,687,069
*   IntriCon Corp.                                                             2,835       19,845
*   Itron, Inc.                                                               33,397    2,060,595
    IXYS Corp.                                                                 3,055       36,965
    Juniper Networks, Inc.                                                   212,100    5,680,038
*   Key Tronic Corp.                                                          17,623      139,750
*   Kimball Electronics, Inc.                                                 23,443      400,875
*   Kulicke & Soffa Industries, Inc.                                          71,688    1,260,275
*   KVH Industries, Inc.                                                      19,858      206,523
    Lam Research Corp.                                                         3,066      352,161
*   Lattice Semiconductor Corp.                                              108,469      779,892
*   Limelight Networks, Inc.                                                  10,944       23,967
    ManTech International Corp. Class A                                        2,048       79,749
    Marvell Technology Group, Ltd.                                           166,418    2,474,636
*   Maxwell Technologies, Inc.                                                 2,521       12,000
    Mentor Graphics Corp.                                                     35,620    1,314,734
    Methode Electronics, Inc.                                                 79,272    3,333,388

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES     VALUE+
                                                                           --------- -----------
Information Technology -- (Continued)
*   Micron Technology, Inc.                                                  758,908 $18,297,272
*   Microsemi Corp.                                                            7,940     422,011
    MKS Instruments, Inc.                                                     61,200   4,033,080
    MOCON, Inc.                                                                  700      14,000
#*  ModusLink Global Solutions, Inc.                                          67,250     117,687
    NCI, Inc. Class A                                                            686       8,712
#*  NETGEAR, Inc.                                                                428      24,353
*   Optical Cable Corp.                                                       10,793      35,077
*   PAR Technology Corp.                                                      12,896      83,953
    Park Electrochemical Corp.                                                 1,642      30,098
    PC Connection, Inc.                                                       39,267   1,071,204
    PC-Tel, Inc.                                                              24,116     140,114
*   PCM, Inc.                                                                 10,471     235,074
*   Photronics, Inc.                                                          79,712     916,688
*   Plexus Corp.                                                              10,626     576,992
#*  Qorvo, Inc.                                                               24,909   1,599,407
    QUALCOMM, Inc.                                                         1,059,256  56,596,048
*   Rambus, Inc.                                                               1,069      13,876
#*  RealNetworks, Inc.                                                        12,525      67,009
    Reis, Inc.                                                                13,511     270,220
    Richardson Electronics, Ltd.                                              15,464      93,403
*   Rogers Corp.                                                               7,543     603,063
*   Rudolph Technologies, Inc.                                                16,097     369,426
*   Sanmina Corp.                                                             39,846   1,552,002
*   ScanSource, Inc.                                                          14,745     583,165
*   Seachange International, Inc.                                              8,687      21,023
*   ShoreTel, Inc.                                                             3,200      22,240
*   Sonus Networks, Inc.                                                       6,622      42,248
#   SS&C Technologies Holdings, Inc.                                          51,586   1,657,458
*   StarTek, Inc.                                                             22,913     198,427
#*  SunPower Corp.                                                            18,322     121,658
*   Super Micro Computer, Inc.                                                 5,886     155,685
*   Sykes Enterprises, Inc.                                                   20,292     566,756
    SYNNEX Corp.                                                              55,900   6,718,062
*   Synopsys, Inc.                                                             4,200     264,138
    Systemax, Inc.                                                             2,187      18,546
    TE Connectivity, Ltd.                                                     63,758   4,740,407
*   Tech Data Corp.                                                           82,952   7,097,373
*   Telenav, Inc.                                                              9,865      87,798
    Teradyne, Inc.                                                            26,789     760,272
    Tessco Technologies, Inc.                                                  8,689     123,384
    Tessera Holding Corp.                                                     48,635   2,198,302
*   TiVo Corp.                                                                19,000     359,100
#*  TTM Technologies, Inc.                                                    55,241     819,224
#*  Veeco Instruments, Inc.                                                   15,978     411,433
*   Virtusa Corp.                                                             30,064     766,031
#   Vishay Intertechnology, Inc.                                             151,731   2,518,735
#*  Vishay Precision Group, Inc.                                              16,480     274,392
    Western Digital Corp.                                                    215,907  17,214,265
*   Xcerra Corp.                                                              20,165     152,851
    Xerox Corp.                                                              889,633   6,165,157
*   XO Group, Inc.                                                             6,284     118,328

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES      VALUE+
                                                                           --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc.                                                           1,048,770 $ 46,219,294
                                                                                     ------------
Total Information Technology                                                          698,276,926
                                                                                     ------------
Materials -- (2.1%)
#   A Schulman, Inc.                                                          32,960    1,137,120
    Alcoa Corp.                                                              110,583    4,030,750
#   Allegheny Technologies, Inc.                                              22,777      494,944
    Ampco-Pittsburgh Corp.                                                     4,007       60,305
#   Ashland Global Holdings, Inc.                                            112,560   13,398,017
#   Bemis Co., Inc.                                                           25,154    1,225,503
    Cabot Corp.                                                               46,280    2,562,524
#*  Century Aluminum Co.                                                      15,822      243,659
*   Chemtura Corp.                                                            49,368    1,634,081
*   Clearwater Paper Corp.                                                    16,822    1,058,104
#   Commercial Metals Co.                                                     85,208    1,740,800
*   Core Molding Technologies, Inc.                                           11,847      182,681
    Domtar Corp.                                                               8,107      354,195
    Dow Chemical Co. (The)                                                    11,060      659,508
    Friedman Industries, Inc.                                                 13,926       95,393
    FutureFuel Corp.                                                           6,104       79,291
    Graphic Packaging Holding Co.                                            154,000    1,926,540
#   Greif, Inc. Class A                                                        4,885      281,278
    Huntsman Corp.                                                            50,242    1,024,434
*   Ingevity Corp.                                                            33,431    1,858,429
    International Paper Co.                                                  309,794   17,534,340
    Kaiser Aluminum Corp.                                                     27,181    2,132,621
    KapStone Paper and Packaging Corp.                                        80,984    1,941,996
*   Kraton Corp.                                                               5,435      145,984
*   Louisiana-Pacific Corp.                                                  173,457    3,318,233
    Martin Marietta Materials, Inc.                                           23,633    5,426,137
    Materion Corp.                                                            18,497      726,932
    Mercer International, Inc.                                                21,725      259,614
    Minerals Technologies, Inc.                                               34,280    2,747,542
    Mosaic Co. (The)                                                          17,274      541,885
    Myers Industries, Inc.                                                    56,992      786,490
    Neenah Paper, Inc.                                                         7,684      631,241
    Newmont Mining Corp.                                                     141,468    5,132,459
*   Northern Technologies International Corp.                                  3,035       47,725
    Nucor Corp.                                                               83,945    4,876,365
#   Olin Corp.                                                                69,801    1,829,484
    Olympic Steel, Inc.                                                        9,986      224,685
    PH Glatfelter Co.                                                         50,600    1,235,146
    PolyOne Corp.                                                              5,174      176,485
    Reliance Steel & Aluminum Co.                                             93,801    7,471,250
    Schnitzer Steel Industries, Inc. Class A                                     400        9,460
    Sensient Technologies Corp.                                               38,101    2,924,252
    Steel Dynamics, Inc.                                                      94,919    3,209,211
#*  Stillwater Mining Co.                                                     55,630      945,710
*   SunCoke Energy, Inc.                                                      62,210      548,692
#*  Synalloy Corp.                                                             5,144       61,471
    Tredegar Corp.                                                            27,973      622,399
    Tronox, Ltd. Class A                                                       1,600       20,032
#*  Universal Stainless & Alloy Products, Inc.                                 6,269      105,821

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                    SHARES       VALUE+
                                                                                   --------- --------------
Materials -- (Continued)
            Vulcan Materials Co.                                                      58,246 $    7,474,709
            Westlake Chemical Corp.                                                  158,152      9,791,190
            WestRock Co.                                                             200,591     10,703,536
            Worthington Industries, Inc.                                              47,320      2,261,423
                                                                                             --------------
Total Materials                                                                                 129,912,076
                                                                                             --------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                                     47,409             --
(degrees)*  Petrocorp, Inc. Escrow Shares                                                900             --
                                                                                             --------------
Total Other                                                                                              --
                                                                                             --------------
Real Estate -- (0.1%)
            Alexander & Baldwin, Inc.                                                 66,838      2,975,628
            Griffin Industrial Realty, Inc.                                            1,500         47,145
*           Stratus Properties, Inc.                                                   3,069         93,911
                                                                                             --------------
Total Real Estate                                                                                 3,116,684
                                                                                             --------------
Telecommunication Services -- (4.4%)
            AT&T, Inc.                                                             5,565,125    234,625,670
#           ATN International, Inc.                                                       84          6,744
            CenturyLink, Inc.                                                        512,432     13,251,491
#           Frontier Communications Corp.                                            696,949      2,432,352
*           General Communication, Inc. Class A                                        2,840         57,141
#*          Iridium Communications, Inc.                                              14,800        149,480
(degrees)*  Leap Wireless International, Inc.                                          8,393         27,697
*           Lumos Networks Corp.                                                         500          7,735
#*          ORBCOMM, Inc.                                                             44,499        363,557
#           Shenandoah Telecommunications Co.                                         68,821      1,875,372
            Spok Holdings, Inc.                                                       12,522        257,327
#*          Sprint Corp.                                                             422,600      3,900,598
#*          T-Mobile US, Inc.                                                        113,786      7,085,454
            Telephone & Data Systems, Inc.                                           111,207      3,408,495
*           United States Cellular Corp.                                               7,591        338,483
*           Vonage Holdings Corp.                                                     85,934        609,272
                                                                                             --------------
Total Telecommunication Services                                                                268,396,868
                                                                                             --------------
Utilities -- (0.0%)
*           Calpine Corp.                                                             62,921        742,468
            Consolidated Water Co., Ltd.                                               6,656         68,557
            NRG Energy, Inc.                                                          55,469        917,457
#           Ormat Technologies, Inc.                                                  20,134      1,081,196
                                                                                             --------------
Total Utilities                                                                                   2,809,678
                                                                                             --------------
TOTAL COMMON STOCKS                                                                           6,064,141,086
                                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                                 157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                    SHARES       VALUE+
                                                                                   --------- --------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                                 157,807 $        7,701
TOTAL RIGHTS/WARRANTS                                                                               167,859
                                                                                             --------------
TOTAL INVESTMENT SECURITIES                                                                   6,064,308,945
                                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional U.S. Government Money Market Fund, 0.420%   6,907,689      6,907,689
                                                                                             --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@        DFA Short Term Investment Fund                                         7,018,019     81,212,514
                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,437,233,283)^^                                        $6,152,429,148
                                                                                             ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  967,060,250 $     7,808   --    $  967,068,058
   Consumer Staples                503,527,601          --   --       503,527,601
   Energy                          772,695,922          --   --       772,695,922
   Financials                    1,359,893,650          --   --     1,359,893,650
   Health Care                     648,675,215          --   --       648,675,215
   Industrials                     709,768,408          --   --       709,768,408
   Information Technology          698,276,926          --   --       698,276,926
   Materials                       129,912,076          --   --       129,912,076
   Real Estate                       3,116,684          --   --         3,116,684
   Telecommunication Services      268,369,171      27,697   --       268,396,868
   Utilities                         2,809,678          --   --         2,809,678
Rights/Warrants                             --     167,859   --           167,859
Temporary Cash Investments           6,907,689          --   --         6,907,689
Securities Lending Collateral               --  81,212,514   --        81,212,514
                                -------------- -----------   --    --------------
TOTAL                           $6,071,013,270 $81,415,878   --    $6,152,429,148
                                ============== ===========   ==    ==============

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited)
January 31, 2017

SECURITY DESCRIPTION                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- ------------
CORPORATE BONDS - 1.4%
(r)Apple, Inc.                              0.95% 05/05/17    1,700,000    1,700,316
(r)Berkshire Hathaway Finance               1.03% 08/14/17   10,020,000   10,024,609
(r)Berkshire Hathaway Finance               1.32% 01/12/18   32,750,000   32,849,527
(r)Chevron Corp.                            1.02% 02/22/17   25,000,000   25,003,350
(r)Chevron Corp.                            1.25% 11/09/17   11,359,000   11,385,557
(r)General Electric Co.                     1.08% 02/15/17    5,000,000    5,000,425
(r)Toyota Motor Credit Corp.                1.10% 02/16/17   75,300,000   75,309,337
(r)Toyota Motor Credit Corp.                1.37% 04/24/17  150,000,000  150,096,301
(r)Toyota Motor Credit Corp.                1.11% 05/16/17    4,780,000    4,781,123
                                                            -----------  -----------
TOTAL CORPORATE BONDS (Cost $316,034,616)                   315,909,000  316,150,545
                                                            -----------  -----------
YANKEE BONDS - 1.5%
(y)Inter-American Development Bank          0.58% 02/10/17  107,100,000  107,089,291
(y)International Bank For Reconstruction    0.52% 03/22/17   50,000,000   49,965,300
(y)International Bank For Reconstruction    0.52% 03/27/17  100,000,000   99,923,500
(r)++National Australia Bank, Ltd.          1.28% 06/30/17   27,973,000   27,991,294
(r)++Nordea Bank Finland NY                 1.36% 04/04/17   36,755,000   36,775,730
(r)Westpac Banking Corp.                    1.30% 12/01/17   11,300,000   11,311,164
                                                            -----------  -----------
TOTAL YANKEE BONDS (Cost $333,031,690)                      333,128,000  333,056,279
                                                            -----------  -----------
COMMERCIAL PAPER - 49.4%
(y)++3M Co.                                 0.78% 03/27/17   50,000,000   49,946,375
(y)Apple, Inc.                              0.62% 02/02/17   20,000,000   19,999,231
(y)++Apple, Inc.                            0.78% 03/13/17  200,000,000  199,833,494
(y)++Apple, Inc.                            0.82% 04/25/17   45,000,000   44,918,730
(y)++Archer-Daniels-Midland                 0.70% 02/10/17   50,000,000   49,990,653
(y)++Archer-Daniels-Midland                 0.70% 02/15/17   50,000,000   49,985,896
(y)++Archer-Daniels-Midland                 0.68% 03/01/17   18,000,000   17,990,009
(r)++Australia & New Zealand Banking Group  0.93% 05/03/17  150,000,000  150,077,250
(y)++Australia & New Zealand Banking Group  1.05% 05/04/17  100,000,000   99,739,342
(y)++Australia & New Zealand Banking Group  1.13% 06/02/17  100,000,000   99,644,844
(y)++Bank Nederlandse Gemeent               0.80% 02/03/17  200,000,000  199,988,749
(y)++Bank Nederlandse Gemeent               0.77% 02/06/17  150,000,000  149,982,650
(y)++Bank Nederlandse Gemeent               0.86% 02/14/17  290,730,000  290,645,882
(y)++Bank of Nova Scotia                    1.02% 03/15/17   75,000,000   74,932,902
(r)++Bank of Nova Scotia                    1.05% 05/12/17   25,000,000   25,028,375
(y)Banque et Caisse d'Epargne de l'Etat     0.97% 02/06/17  100,000,000   99,989,350
(y)++BNZ International Funding              1.00% 04/26/17   36,075,000   36,001,748
(y)++Caisse des Depots et Consignations     1.03% 03/14/17   30,000,000   29,977,845
(y)++Caisse des Depots et Consignations     1.03% 03/22/17  200,000,000  199,801,388
(y)++Chevron Corp.                          0.62% 02/23/17   99,350,000   99,311,853
(y)++Chevron Corp.                          0.70% 03/20/17  100,000,000   99,916,667
(y)++Coca-Cola Co.                          0.70% 02/22/17   50,000,000   49,981,025
(r)++Commonwealth Bank of Australia         0.97% 03/02/17  100,000,000  100,046,000
(y)++Commonwealth Bank of Australia         1.00% 03/13/17   50,000,000   49,963,328
(r)++Commonwealth Bank of Australia         1.08% 05/17/17  100,000,000  100,081,600
(r)++Commonwealth Bank of Australia         1.17% 08/04/17   50,000,000   49,993,850
(r)++Commonwealth Bank of Australia         1.28% 10/12/17  100,000,000  100,155,800
(r)++Commonwealth Bank of Australia         1.22% 12/14/17  150,000,000  150,048,450
(y)CPPIB Capital, Inc.                      0.71% 02/06/17  150,000,000  149,984,025
(y)++CPPIB Capital, Inc.                    0.64% 02/14/17   75,000,000   74,981,159
(y)++CPPIB Capital, Inc.                    0.73% 02/21/17  200,000,000  199,923,933
(y)++CPPIB Capital, Inc.                    0.73% 02/23/17  150,000,000  149,937,326
(y)++CPPIB Capital, Inc.                    0.87% 04/05/17  100,000,000   99,869,511
(y)DBS Bank, Ltd.                           0.80% 02/03/17  140,365,000  140,357,210
(y)++DBS Bank, Ltd.                         1.03% 04/10/17   86,600,000   86,468,210
(y)ELI Lilly & Co.                          0.66% 02/03/17  100,000,000   99,994,700
(y)Exxon Mobil Corp.                        0.56% 02/02/17   40,000,000   39,998,747
(y)Exxon Mobil Corp.                        0.57% 02/07/17  200,000,000  199,977,715
(y)GE Capital Treasury LLC                  0.80% 04/04/17   75,000,000   74,906,550
(y)GE Capital Treasury LLC                  0.80% 04/05/17   75,000,000   74,904,533
(y)GE Capital Treasury LLC                  0.80% 04/12/17  100,000,000   99,853,267

                     See Notes to Schedule of Investments.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2017

SECURITY DESCRIPTION                                   Rate  Maturity Face Amount $ Fair Value $
--------------------                                   ----  -------- ------------- ------------
COMMERCIAL PAPER - 49.4% (CONTINUED)
(y)GE Capital Treasury LLC                             0.80% 04/13/17  135,000,000  134,798,040
(y)General Electric Co.                                0.65% 03/16/17  100,000,000   99,919,700
(y)General Electric Co.                                0.78% 03/29/17  200,000,000  199,780,866
(y)Government of Canada                                0.67% 03/24/17  100,000,000   99,913,189
(y)++Hydro-Quebec                                      0.84% 05/04/17  100,000,000   99,766,725
(y)IBM Corp.                                           0.68% 02/01/17   61,000,000   60,998,995
(y)++Johnson & Johnson                                 0.60% 02/09/17  100,000,000   99,984,925
(y)++Johnson & Johnson                                 0.60% 02/17/17   16,200,000   16,195,311
(y)++Koch Resources LLC                                0.71% 02/23/17   75,000,000   74,968,663
(y)++Koch Resources LLC                                0.72% 02/24/17   50,000,000   49,978,167
(y)++Koch Resources LLC                                0.73% 02/27/17   50,000,000   49,975,363
(y)++Koch Resources LLC                                0.72% 03/02/17  125,000,000  124,931,250
(y)++Koch Resources LLC                                0.73% 03/08/17   50,000,000   49,966,500
(y)++Koch Resources LLC                                0.73% 03/09/17   50,000,000   49,965,467
(y)++Kreditanstalt Fur Wiederaufbau                    0.82% 02/14/17  148,000,000  147,975,712
(y)++Kreditanstalt Fur Wiederaufbau                    0.91% 03/14/17   75,000,000   74,945,050
(y)++Kreditanstalt Fur Wiederaufbau                    0.96% 04/24/17   40,000,000   39,921,703
(y)++Kreditanstalt Fur Wiederaufbau                    0.96% 04/25/17  195,500,000  195,111,802
(y)++Landesbank Hessen-Thuringen Girozentrale          0.72% 02/24/17  100,000,000   99,952,000
(y)++Landesbank Hessen-Thuringen Girozentrale          0.95% 04/05/17   93,400,000   93,266,002
(y)++Landesbank Hessen-Thuringen Girozentrale          0.77% 04/10/17  100,000,000   99,839,000
(y)Microsoft Corp.                                     0.70% 02/02/17  100,000,000   99,996,533
(y)++Microsoft Corp.                                   0.60% 02/07/17   53,000,000   52,993,508
(y)++Microsoft Corp.                                   0.72% 02/08/17   30,000,000   29,995,793
(y)++Microsoft Corp.                                   0.81% 02/21/17  100,000,000   99,962,083
(r)++National Australia Bank, Ltd.                     0.99% 02/28/17  100,000,000  100,043,300
(y)++National Australia Bank, Ltd.                     1.13% 07/06/17  100,000,000   99,519,000
(r)++National Australia Bank, Ltd.                     1.21% 08/04/17   50,000,000   50,071,350
(r)++National Australia Bank, Ltd.                     1.29% 12/06/17   50,000,000   50,041,700
(y)National Rural Utilities Cooperative Finance Corp.  0.70% 02/13/17   25,000,000   24,993,906
(y)National Rural Utilities Cooperative Finance Corp.  0.70% 02/15/17   19,000,000   18,994,640
(y)National Rural Utilities Cooperative Finance Corp.  0.74% 03/20/17   50,000,000   49,952,000
(y)Nestle Finance International, Ltd.                  0.66% 02/21/17   50,000,000   49,982,354
(y)++Nordea Bank Finland NY                            0.94% 04/05/17  200,000,000  199,738,666
(y)++Nordea Bank Finland NY                            1.00% 05/02/17   75,000,000   74,828,807
(y)++Novartis Finance Corp.                            0.70% 02/21/17   19,585,000   19,577,551
(y)++Novartis Finance Corp.                            0.67% 02/23/17   10,000,000    9,995,822
(y)++Novartis Finance Corp.                            0.70% 02/27/17   50,000,000   49,975,363
(y)++NRW.Bank                                          0.79% 02/16/17  100,000,000   99,964,089
(y)++NRW.Bank                                          0.83% 02/28/17   50,000,000   49,968,189
(y)++NRW.Bank                                          1.03% 03/22/17   75,000,000   74,912,604
(y)++NRW.Bank                                          1.02% 03/29/17  100,000,000   99,866,208
(y)++NRW.Bank                                          1.03% 04/05/17   55,000,000   54,915,031
(y)++NRW.Bank                                          1.05% 04/13/17  100,000,000   99,817,800
(y)Oesterreich Kontrollbank                            0.75% 02/23/17  100,000,000   99,943,650
(y)Oesterreich Kontrollbank                            0.73% 02/27/17   42,000,000   41,972,249
(y)++Oversea-Chinese Banking                           1.03% 04/04/17  100,000,000   99,862,100
(y)PACCAR Financial Corp.                              0.68% 02/21/17   17,000,000   16,993,237
(y)PepsiCo, Inc.                                       0.60% 02/01/17   25,000,000   24,999,568
(y)PepsiCo, Inc.                                       0.61% 02/02/17   23,200,000   23,199,196
(y)++PepsiCo, Inc.                                     0.64% 02/27/17   42,400,000   42,379,107
(y)++PepsiCo, Inc.                                     0.63% 03/02/17  100,000,000   99,945,000
(y)++Pfizer, Inc.                                      0.82% 02/17/17   50,000,000   49,985,527
(y)Province of British Columbia                        0.85% 02/22/17  113,000,000  112,957,117
(y)Province of British Columbia                        0.95% 03/31/17   28,217,000   28,185,230
(y)Province of Ontario                                 0.65% 02/01/17  240,025,000  240,020,765
(y)++Province of Quebec                                0.63% 02/21/17  100,000,000   99,961,967
(y)PSP Capital, Inc.                                   0.79% 02/06/17   27,050,000   27,047,119
(y)++PSP Capital, Inc.                                 0.80% 02/13/17   50,000,000   49,988,354
(y)++PSP Capital, Inc.                                 0.88% 02/22/17   50,000,000   49,980,047
(y)++PSP Capital, Inc.                                 0.97% 03/14/17   75,000,000   74,940,500
(y)++PSP Capital, Inc.                                 1.00% 03/16/17  100,000,000   99,916,522

                     See Notes to Schedule of Investments.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2017

SECURITY DESCRIPTION                           Rate  Maturity Face Amount $   Fair Value $
--------------------                           ----  -------- -------------- --------------
COMMERCIAL PAPER - 49.4% (CONTINUED)
(y)++Qualcomm, Inc.                            0.75% 04/04/17     75,000,000     74,904,450
(y)++Roche Holdings, Inc.                      0.66% 02/07/17    100,000,000     99,987,556
(y)++Roche Holdings, Inc.                      0.66% 02/22/17     30,000,000     29,988,028
(y)++Roche Holdings, Inc.                      0.67% 03/06/17     50,000,000     49,968,503
(y)++Siemens Capital Co. LLC                   0.62% 02/17/17     67,500,000     67,479,313
(y)++Siemens Capital Co. LLC                   0.65% 02/24/17    100,000,000     99,956,333
(y)++Siemens Capital Co. LLC                   0.64% 02/27/17     37,600,000     37,581,473
(y)++Simon Property GRP, LP                    0.75% 02/08/17     25,000,000     24,996,272
(y)++Svenska Handelsbank, AB.                  0.78% 02/15/17    100,000,000     99,972,292
(y)++Svenska Handelsbank, AB.                  0.95% 04/13/17    100,000,000     99,822,000
(y)++Svenska Handelsbank, AB.                  0.97% 05/08/17     65,000,000     64,823,810
(y)Swedbank                                    1.17% 02/22/17     44,000,000     43,982,603
(y)Swedbank                                    0.73% 03/20/17    100,000,000     99,908,000
(y)Swedbank                                    0.72% 03/27/17    100,000,000     99,892,750
(y)++Total Capital Canada, Ltd.                0.93% 04/12/17    200,000,000    199,603,188
(y)++Total Capital Canada, Ltd.                0.93% 04/18/17     25,000,000     24,944,282
(y)++Total Capital Canada, Ltd.                0.93% 04/28/17     50,000,000     49,866,842
(y)Toyota Motor Credit Corp.                   0.99% 03/22/17    200,000,000    199,786,112
(y)Toyota Motor Credit Corp.                   0.85% 03/28/17    100,000,000     99,874,622
(y)Toyota Motor Credit Corp.                   0.89% 04/11/17    125,000,000    124,791,701
(y)++United Overseas Bank                      0.76% 02/02/17    100,000,000     99,996,300
(y)++United Overseas Bank                      1.03% 04/05/17     48,000,000     47,934,805
(r)++Westpac Banking Corp.                     1.19% 10/05/17    100,000,000    100,000,600
(r)++Westpac Banking Corp.                     1.18% 11/02/17     75,000,000     75,067,125
                                                              -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $10,997,414,270)                 11,006,797,000 10,998,797,114
                                                              -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 18.4%
(r)Bank of Montreal                            1.28% 02/24/17    100,000,000    100,036,100
(r)Bank of Montreal                            1.26% 05/02/17     25,000,000     25,027,500
(r)Bank of Montreal                            1.29% 05/09/17    120,000,000    120,137,160
(r)Bank of Montreal                            1.35% 06/07/17     40,000,000     40,044,480
(r)Bank of Montreal                            1.19% 07/10/17    150,000,000    150,201,450
(r)Bank of Montreal                            1.49% 07/25/17    100,000,000    100,143,300
(r)Bank of Montreal                            1.30% 01/11/18    100,000,000    100,024,700
(r)Bank of Nova Scotia                         1.29% 03/03/17    100,000,000    100,046,500
(r)Bank of Nova Scotia                         1.42% 04/12/17    125,000,000    125,126,875
(r)Bank of Nova Scotia                         1.36% 06/09/17     90,000,000     90,090,000
(r)Bank of Nova Scotia                         1.48% 07/20/17    100,000,000    100,142,200
(r)Bank of Nova Scotia                         1.43% 09/27/17    100,000,000    100,154,900
(r)Bank of Nova Scotia                         1.44% 10/06/17     50,000,000     50,080,000
(r)Bank of Nova Scotia                         1.28% 12/08/17    100,000,000    100,073,700
(r)Canadian Imp BK Comm NY                     1.29% 05/23/17      9,150,000      9,159,360
(r)Nordea Bank Finland NY                      1.28% 04/13/17     50,000,000     50,038,100
(r)Nordea Bank Finland NY                      1.34% 05/26/17    100,000,000    100,111,400
(r)Nordea Bank Finland NY                      1.35% 06/07/17    100,000,000    100,111,100
(r)Nordea Bank Finland NY                      1.36% 06/13/17     20,000,000     20,022,360
(r)Nordea Bank Finland NY                      1.37% 08/18/17     75,000,000     75,114,075
(r)Rabobank Nederland NY                       1.30% 05/22/17     50,000,000     50,038,750
(r)Rabobank Nederland NY                       1.27% 06/13/17     50,000,000     50,031,750
(r)Rabobank Nederland NY                       1.14% 07/10/17    100,000,000    100,003,800
(r)Rabobank Nederland NY                       1.41% 08/16/17     50,000,000     50,086,150
(r)Rabobank Nederland NY                       1.44% 09/18/17     50,000,000     50,071,450
(r)Rabobank Nederland NY                       1.18% 11/06/17     75,000,000     75,034,800
(r)Royal Bank of Canada NY                     1.29% 03/28/17    100,000,000    100,065,000
(r)Royal Bank of Canada NY                     1.35% 06/29/17     75,000,000     75,065,250
(r)Royal Bank of Canada NY                     1.49% 07/28/17    100,000,000    100,160,600
(r)Royal Bank of Canada NY                     1.41% 10/05/17    100,000,000    100,142,600
(r)Royal Bank of Canada NY                     1.25% 12/08/17    100,000,000    100,031,400
(r)Royal Bank of Canada NY                     1.29% 12/19/17    100,000,000    100,026,000
(r)Royal Bank of Canada NY                     1.30% 12/22/17    100,000,000     99,997,500
(r)Svenska Handelsbanken NY                    1.35% 02/17/17    100,000,000    100,030,300
(r)Svenska Handelsbanken NY                    1.49% 08/01/17    100,000,000    100,175,600
(r)Svenska Handelsbanken NY                    1.17% 08/07/17    155,000,000    155,021,080

                     See Notes to Schedule of Investments.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (continued)
January 31, 2017

SECURITY DESCRIPTION                          Rate  Maturity Face Amount $ Fair Value $
--------------------                          ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT - 18.4%
  (CONTINUED)
(r)Svenska Handelsbanken NY                   1.14% 08/09/17    50,000,000    50,032,700
(r)Toronto Dominion Bank NY                   1.28% 03/02/17   100,000,000   100,044,100
(r)Toronto Dominion Bank NY                   1.29% 03/28/17    50,000,000    50,034,200
(r)Toronto Dominion Bank NY                   1.36% 04/06/17    95,000,000    95,081,225
(r)Toronto Dominion Bank NY                   1.32% 05/23/17    70,000,000    70,077,980
(r)Toronto Dominion Bank NY                   1.47% 07/12/17   100,000,000   100,140,200
(r)Toronto Dominion Bank NY                   1.42% 08/22/17    65,000,000    65,114,140
(r)Toronto Dominion Bank NY                   1.18% 11/08/17   100,000,000   100,069,500
(r)Toronto Dominion Bank NY                   1.29% 11/20/17   150,000,000   150,058,500
(r)Westpac Banking Corp.                      1.24% 02/06/17    72,500,000    72,506,960
(r)Westpac Banking Corp.                      1.28% 03/20/17    76,000,000    76,047,196
(r)Westpac Banking Corp.                      1.27% 01/05/18   100,000,000   100,004,400
                                                             ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost
  $4,087,650,529)                                            4,087,650,000 4,091,078,391
                                                             ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES - 10.9%
(y)Federal Home Loan Bank                     0.38% 02/01/17   100,000,000   100,000,000
(y)Federal Home Loan Bank                     0.42% 02/03/17   100,000,000    99,997,800
(y)Federal Home Loan Bank                     0.46% 02/08/17   100,000,000    99,992,200
(y)Federal Home Loan Bank                     0.48% 02/10/17   100,000,000    99,990,000
(y)Federal Home Loan Bank                     0.53% 02/13/17    50,000,000    49,993,350
(y)Federal Home Loan Bank                     0.53% 02/15/17    73,000,000    72,988,612
(y)Federal Home Loan Bank                     0.50% 02/17/17   100,000,000    99,982,200
(y)Federal Home Loan Bank                     0.52% 02/22/17    75,000,000    74,982,525
(y)Federal Home Loan Bank                     0.53% 02/24/17    75,000,000    74,980,800
(y)Federal Home Loan Bank                     0.50% 02/27/17   100,000,000    99,971,100
(y)Federal Home Loan Bank                     0.53% 03/01/17   100,000,000    99,960,300
(y)Federal Home Loan Bank                     0.52% 03/03/17   100,000,000    99,957,500
(y)Federal Home Loan Bank                     0.53% 03/07/17    75,000,000    74,963,850
(y)Federal Home Loan Bank                     0.52% 03/08/17   100,000,000    99,950,400
(y)Federal Home Loan Bank                     0.54% 03/10/17    75,000,000    74,960,700
(y)Federal Home Loan Bank                     0.53% 03/14/17    75,000,000    74,956,425
(y)Federal Home Loan Bank                     0.56% 03/15/17   100,000,000    99,940,500
(y)Federal Home Loan Bank                     0.55% 03/17/17    14,000,000    13,991,278
(y)Federal Home Loan Bank                     0.55% 03/22/17   100,000,000    99,930,600
(y)Federal Home Loan Bank                     0.55% 03/24/17    75,000,000    74,945,775
(y)Federal Home Loan Bank                     0.53% 03/29/17   124,900,000   124,800,954
(y)Federal Home Loan Bank                     0.55% 04/05/17   100,000,000    99,907,200
(y)Federal Home Loan Bank                     0.54% 04/07/17   150,000,000   149,856,450
(y)Federal Home Loan Bank                     0.54% 04/12/17     3,000,000     2,996,907
(y)Federal Home Loan Bank                     0.54% 04/19/17   100,000,000    99,886,600
(y)Federal Home Loan Bank                     0.55% 04/21/17    50,000,000    49,941,850
(y)Federal Home Loan Bank                     0.55% 04/26/17   100,000,000    99,876,300
(y)Federal Home Loan Bank                     0.55% 04/28/17    50,000,000    49,936,700
(y)Federal Home Loan Bank                     0.55% 05/03/17    50,000,000    49,931,750
                                                             ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY
  SECURITIES (Cost $2,413,489,232)                           2,414,900,000 2,413,570,626
                                                             ------------- -------------
REPURCHASE AGREEMENTS - 12.3%
Bank of America Corp. (Purchased on
  01/31/2017, Proceeds at maturity
  $150,002,250, collateralized by U.S.
  Treasury Securities, 2.25%, 01/31/24
  market value, $153,000,025)                 0.54% 02/01/17   150,000,000   150,000,000
Barclays Capital, Inc. (Purchased on
  01/31/2017, Proceeds at maturity
  $800,012,000, collateralized by U.S.
  Treasury Securities, 0.00% - 8.88%,
  02/2/17 - 02/15/24 market value,
  $816,000,000)                               0.54% 02/01/17   800,000,000   800,000,000
Goldman Sachs & Co. (Purchased on
  01/31/2017, Proceeds at maturity
  $200,003,056, collateralized by U.S.
  Government Agency Backed Securities, 2.50%
  - 6.50%, 05/15/28 - 01/20/47 market value,
  $204,000,000)                               0.55% 02/01/17   200,000,000   200,000,000
HSBC Securities (USA), Inc. (Purchased on
  01/31/2017, Proceeds at maturity
  $200,002,889, collateralized by U.S.
  Treasury Securities, 0.00%, 02/15/18 -
  08/15/25 market value, $204,002,119)        0.52% 02/01/17   200,000,000   200,000,000

                     See Notes to Schedule of Investments.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (Unaudited) (concluded)
January 31, 2017

SECURITY DESCRIPTION                          Rate  Maturity Face Amount $  Fair Value $
--------------------                          ----  -------- ------------- --------------
REPURCHASE AGREEMENTS - 12.3% (CONTINUED)
JPMorgan Securities (Purchased on
  01/31/2017, Proceeds at maturity
  $400,006,111, collateralized by U.S.
  Government Agency Backed Securities, 0.00%
  - 8.95%, 02/1/17 - 11/15/26 market value,
  $408,003,033)                               0.55% 02/01/17   400,000,000    400,000,000
Mizuho Securities USA, Inc. (Purchased on
  01/31/2017, Proceeds at maturity
  $250,003,819, collateralized by U.S.
  Treasury Securities, 0.00% - 2.25%,
  08/17/17 - 11/15/24 market value,
  $255,000,049)                               0.55% 02/01/17   250,000,000    250,000,000
Royal Bank of Canada (Purchased on
  01/31/2017, Proceeds at maturity
  $125,001,840, collateralized by U.S.
  Treasury Securities, 0.00% - 8.75%,
  05/15/17 - 02/15/24 market value,
  $127,500,033)                               0.53% 02/01/17   125,000,000    125,000,000
Toronto Dominion Bank NY (Purchased on
  01/31/2017, Proceeds at maturity
  $600,009,000, collateralized by U.S.
  Government Agency Backed Securities, 0.63%
  - 5.50%, 02/13/17 - 12/11/26 market value,
  $612,000,915)                               0.54% 02/01/17   600,000,000    600,000,000
                                                             ------------- --------------
TOTAL REPURCHASE AGREEMENTS (Cost
  $2,725,000,000)                                            2,725,000,000  2,725,000,000
                                                             ------------- --------------
U.S. TREASURY OBLIGATIONS - 6.1%
(y)U.S. Treasury Bill                         0.42% 02/02/17   100,000,000     99,998,800
(y)U.S. Treasury Bill                         0.45% 02/09/17   100,000,000     99,989,600
(y)U.S. Treasury Bill                         0.43% 02/16/17   100,000,000     99,981,400
(y)U.S. Treasury Bill                         0.44% 02/23/17   100,000,000     99,972,200
(y)U.S. Treasury Bill                         0.40% 03/02/17   100,000,000     99,961,200
(y)U.S. Treasury Bill                         0.47% 03/09/17   100,000,000     99,952,700
(y)U.S. Treasury Bill                         0.44% 03/16/17   100,000,000     99,948,300
(y)U.S. Treasury Bill                         0.47% 04/06/17   100,000,000     99,916,900
(y)U.S. Treasury Bill                         0.43% 04/13/17   100,000,000     99,904,300
(y)U.S. Treasury Bill                         0.45% 04/20/17   150,000,000    149,843,250
(y)U.S. Treasury Bill                         0.53% 04/27/17   200,000,000    199,763,800
(y)U.S. Treasury Bill                         0.59% 05/11/17   100,000,000     99,862,500
                                                             ------------- --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $1,349,089,097)                                            1,350,000,000  1,349,094,950
                                                             ------------- --------------
TOTAL INVESTMENTS (Cost $22,221,709,434) -
  100.0%                                                                   22,226,747,905
                                                                           ==============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at January 31, 2017 was $7,940,714,668 which represented 35.7% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of January 31, 2017.
(y)The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of January 31, 2017 is as follows (See Security Valuation Note):

                                         LEVEL 1       LEVEL 2       LEVEL 3
                                       INVESTMENTS   INVESTMENTS   INVESTMENTS
                                           IN            IN            IN
                                       SECURITIES    SECURITIES    SECURITIES
                                       ----------- --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                     $        -  $   316,150,545 $        -
   Yankee Bonds                                 -      333,056,279          -
   Commercial Paper                             -   10,998,797,114          -
   Yankee Certificates of Deposit               -    4,091,078,391          -
   U.S. Government Agency Securities            -    2,413,570,626          -
   Repurchase Agreements                        -    2,725,000,000          -
   U.S. Treasury Obligations                    -    1,349,094,950          -
                                       ----------  --------------- ----------
       Total Investments               $        -  $22,226,747,905 $        -
                                       ==========  =============== ==========

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2017, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a stand-alone fund, The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of January 31, 2017, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $329,152 and $586,195 (in thousands), respectively, that transferred from Level 1 to Level 2 because the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2017, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                    ----------------------- ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value Series     S&P 500 Emini Index(R)   03/17/17    1,432    $162,854   $1,810      $6,802
                                                                                  --------   ------      ------
                                                                                  $162,854   $1,810      $6,802
                                                                                  --------   ------      ------

                                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                    ----------------------- ---------- ---------- -------- ----------- ----------
The DFA International Value Series      Mini MSCI EAFE
                                           Index(R)          03/17/17      381    $ 32,926   $  881      $1,453
The DFA International Value Series  S&P 500 Emini Index(R)   03/17/17      490      55,725      220       2,475
                                                                                  --------   ------      ------
                                                                                  $ 88,651   $1,101      $3,928
                                                                                  --------   ------      ------

                                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                    ----------------------- ---------- ---------- -------- ----------- ----------
The Emerging Markets Series           Mini MSCI Emerging
                                       Markets Index(R)      03/17/17      649    $ 29,695   $1,214      $1,287
The Emerging Markets Series         S&P 500 Emini Index(R)   03/17/17      103      11,714       84         500
                                                                                  --------   ------      ------
                                                                                  $ 41,409   $1,298      $1,787
                                                                                  --------   ------      ------

                                                               EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                            DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                       ----------------------- ---------- ---------- -------- ----------- ----------
The Emerging Markets Small Cap Series    Mini MSCI Emerging
                                          Markets Index(R)      03/17/17     650     $29,740    $1,355      $1,284
The Emerging Markets Small Cap Series  S&P 500 Emini Index(R)   03/17/17     107      12,169        71         524
                                                                                     -------    ------      ------
                                                                                     $41,909    $1,426      $1,808
                                                                                     -------    ------      ------

FEDERAL TAX COST

At January 31, 2017, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series               $16,611,047,030
The DFA International Value Series             10,505,613,164
The Japanese Small Company Series               2,922,165,433
The Asia Pacific Small Company Series           1,826,607,715
The United Kingdom Small Company Series         1,759,624,374
The Continental Small Company Series            3,921,496,854
The Canadian Small Company Series               1,427,177,866
The Emerging Markets Series                     4,220,051,585
The Emerging Markets Small Cap Series           6,117,918,530
The Tax-Managed U.S. Marketwide Value Series    3,437,233,283
The DFA Short Term Investment Fund             22,221,709,434

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ Eduardo A. Repetto
     -----------------------------------
     Eduardo A. Repetto
     Trustee, Co-Chief Executive Officer
     and Co-Chief Investment Officer

Date: March 28, 2017

By:  /s/ David P. Butler
     --------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     --------------------------------
     Eduardo A. Repetto
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: March 28, 2017

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: March 23, 2017

By:  /s/ Gregory K. Hinkle
     --------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: March 23, 2017